UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.3%
Banks - 92.9%
Citigroup, Inc.	8,778	$525,101
JPMorgan Chase & Co.	5,854	514,215
Wells Fargo & Co.	9,042	503,277
Bank of America Corp.	21,267	501,689
U.S. Bancorp	7,256	373,684
PNC Financial Services Group, Inc.	2,565	308,416
Bank of New York Mellon Corp.	6,042	285,363
Capital One Financial Corp.	3,011	260,933
BB&T Corp.	5,390	240,932
State Street Corp.	2,832	225,455
SunTrust Banks, Inc.	3,779	208,979
M&T Bank Corp.	1,265	195,733
Northern Trust Corp.	2,081	180,173
KeyCorp	9,928	176,520
Fifth Third Bancorp	6,919	175,743
Regions Financial Corp.	11,693	169,898
Citizens Financial Group, Inc.	4,832	166,946
First Republic Bank	1,673	156,945
Huntington Bancshares, Inc.	11,587	155,150
Comerica, Inc.	2,034	139,492
Banco Bradesco S.A. ADR	13,086	134,000
HDFC Bank Ltd. ADR	1,775	133,516
HSBC Holdings plc ADR	3,214	131,195
Toronto-Dominion Bank	2,617	131,086
ICICI Bank Ltd. ADR	15,050	129,430
Royal Bank of Canada	1,752	127,738
SVB Financial Group*	677	125,983
Bank of Nova Scotia	2,090	122,411
Credicorp Ltd.	745	121,659
Popular, Inc.	2,967	120,846
Deutsche Bank AG*,1	6,999	120,103
Credit Suisse Group AG ADR	8,074	119,818
Canadian Imperial Bank of Commerce	1,359	117,159
Zions Bancorporation	2,787	117,054
Signature Bank*	774	114,854
East West Bancorp, Inc.	2,116	109,207
Bank of the Ozarks, Inc.	1,957	101,784
PacWest Bancorp	1,908	101,620
Commerce Bancshares, Inc.	1,721	96,652
Cullen/Frost Bankers, Inc.	1,084	96,444
BOK Financial Corp.	1,177	92,125
Synovus Financial Corp.	2,225	91,270
Western Alliance Bancorporation*	1,859	91,258
PrivateBancorp, Inc. — Class A	1,527	90,658
FNB Corp.	5,919	88,016
Prosperity Bancshares, Inc.	1,258	87,695
Webster Financial Corp.	1,688	84,468
First Horizon National Corp.	4,537	83,935
IBERIABANK Corp.	1,036	81,948
Texas Capital Bancshares, Inc.*	981	81,864
First Citizens BancShares, Inc. — Class A	244	81,830
BankUnited, Inc.	2,161	80,627
Umpqua Holdings Corp.	4,506	79,936
Home BancShares, Inc.	2,915	78,909
UMB Financial Corp.	1,044	78,624
Associated Banc-Corp.	3,213	78,397
Hancock Holding Co.	1,720	78,346
Chemical Financial Corp.	1,500	76,725
MB Financial, Inc.	1,783	76,348
Wintrust Financial Corp.	1,104	76,308
Bank of Hawaii Corp.	920	75,771
United Bankshares, Inc.[1]	1,761	74,402
Pinnacle Financial Partners, Inc.	1,119	74,358
Valley National Bancorp	6,035	71,213
Fulton Financial Corp.	3,964	70,757
Cathay General Bancorp	1,851	69,746
TCF Financial Corp.	4,071	69,288
BancorpSouth, Inc.	2,226	67,337
South State Corp.	747	66,744
First Financial Bankshares, Inc.	1,610	64,561
Glacier Bancorp, Inc.	1,902	64,535
Hope Bancorp, Inc.	3,346	64,143
Great Western Bancorp, Inc.	1,490	63,191
First Midwest Bancorp, Inc.	2,655	62,870
Old National Bancorp	3,558	61,731
CVB Financial Corp.	2,781	61,432
Columbia Banking System, Inc.	1,564	60,980
International Bancshares Corp.	1,718	60,817
Trustmark Corp.	1,876	59,638
FCB Financial Holdings, Inc. — Class A*	1,200	59,460
BNC Bancorp	1,660	58,183
United Community Banks, Inc.	2,063	57,124
LegacyTexas Financial Group, Inc.	1,390	55,461
Independent Bank Corp.	840	54,600
ServisFirst Bancshares, Inc.	1,500	54,570
Banner Corp.	980	54,527
Simmons First National Corp. — Class A	960	52,944
Ameris Bancorp	1,140	52,554
Westamerica Bancorporation	881	49,186
Boston Private Financial Holdings, Inc.	2,869	47,052
Total Banks		11,355,665
Savings & Loans - 3.3%
New York Community Bancorp, Inc.	7,627	106,549
People's United Financial, Inc.	5,347	97,315
Investors Bancorp, Inc.	6,039	86,841
Sterling Bancorp	3,061	72,546
Banc of California, Inc.[1]	2,031	42,042
Total Savings & Loans		405,293
Diversified Financial Services - 1.2%
CIT Group, Inc.	3,452	148,194
Insurance - 0.9%
Voya Financial, Inc.	2,784	105,681
Total Common Stocks
(Cost $9,525,622)		12,014,833

PREFERRED STOCKS† - 1.2%
Financial - 1.2%
Itau Unibanco Holding S.A. ADR	11,509	138,914

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
PREFERRED STOCKS† - 1.2% (continued)
Financial - 1.2% (continued)
	–	$–
Total Preferred Stocks
(Cost $96,327)		138,914

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$54,467	54,467
Total Repurchase Agreement
(Cost $54,467)		54,467

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
First American Government Obligations Fund — Class Z, 0.61%[4]	64,503	64,503
Total Securities Lending Collateral
(Cost $64,503)		64,503
Total Investments - 100.4%
(Cost $9,740,919)		$12,272,717
Other Assets & Liabilities, net - (0.4)%		(43,222)
Total Net Assets - 100.0%		$12,229,495

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,014,833	$—	$—	$12,014,833
Preferred Stocks	138,914	—	—	138,914
Repurchase Agreement	—	54,467	—	54,467
Securities Lending Collateral	64,503	—	—	64,503
Total	$12,218,250	$54,467	$—	$12,272,717

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Chemicals - 44.6%
Dow Chemical Co.	7,205	$457,805
EI du Pont de Nemours & Co.	5,420	435,388
Monsanto Co.	3,263	369,371
LyondellBasell Industries N.V. — Class A	3,486	317,888
Praxair, Inc.	2,584	306,462
Air Products & Chemicals, Inc.	2,071	280,186
Sherwin-Williams Co.	903	280,102
PPG Industries, Inc.	2,600	273,208
Celanese Corp. — Class A	2,055	184,642
Albemarle Corp.	1,723	182,017
Eastman Chemical Co.	2,238	180,830
FMC Corp.	2,447	170,287
International Flavors & Fragrances, Inc.	1,284	170,168
Mosaic Co.	5,738	167,434
Valspar Corp.	1,395	154,761
Potash Corporation of Saskatchewan, Inc.[1]	8,835	150,902
Westlake Chemical Corp.	2,276	150,330
Chemours Co.	3,825	147,262
Ashland Global Holdings, Inc.	1,171	144,982
Axalta Coating Systems Ltd.*	4,413	142,099
RPM International, Inc.	2,549	140,271
CF Industries Holdings, Inc.	4,705	138,092
Huntsman Corp.	5,355	131,412
Olin Corp.	3,681	120,994
NewMarket Corp.	260	117,840
WR Grace & Co.	1,621	113,000
Methanex Corp.	2,393	112,232
Agrium, Inc.[1]	1,150	109,883
Cabot Corp.	1,687	101,068
Platform Specialty Products Corp.*	7,690	100,124
Sensient Technologies Corp.	1,221	96,776
PolyOne Corp.	2,574	87,747
Minerals Technologies, Inc.	1,125	86,175
Ingevity Corp.*	1,380	83,973
HB Fuller Co.	1,619	83,476
Balchem Corp.	1,010	83,244
GCP Applied Technologies, Inc.*	2,400	78,360
Chemtura Corp.*	2,269	75,785
Innospec, Inc.	1,030	66,693
A. Schulman, Inc.	1,570	49,377
Total Chemicals		6,642,646
Mining – 20.9%
Barrick Gold Corp.	12,424	235,932
Freeport-McMoRan, Inc.*	17,524	234,120
Newmont Mining Corp.	6,750	222,480
Teck Resources Ltd. — Class B	7,794	170,689
Rio Tinto plc ADR	4,022	163,615
Goldcorp, Inc.	10,612	154,829
Silver Wheaton Corp.	7,318	152,507
BHP Billiton Ltd. ADR	4,156	150,946
Randgold Resources Ltd. ADR	1,624	141,743
Agnico Eagle Mines Ltd.	3,284	139,373
Franco-Nevada Corp.	2,019	132,265
Alcoa Corp.	3,740	128,656
Southern Copper Corp.	3,375	121,129
Pan American Silver Corp.	6,909	121,046
AngloGold Ashanti Ltd. ADR[1]	11,081	119,342
First Majestic Silver Corp.*,1	14,376	116,733
Royal Gold, Inc.	1,659	116,213
Tahoe Resources, Inc.	10,661	85,608
Compass Minerals International, Inc.	1,155	78,367
Hecla Mining Co.	14,560	77,022
Stillwater Mining Co.*	4,336	74,883
Coeur Mining, Inc.*	7,847	63,404
Kaiser Aluminum Corp.	790	63,121
Century Aluminum Co.*	4,349	55,189
Total Mining		3,119,212
Packaging & Containers - 10.9%
Ball Corp.	2,526	187,581
WestRock Co.	3,570	185,746
Packaging Corporation of America	1,664	152,456
Sealed Air Corp.	3,382	147,388
Crown Holdings, Inc.*	2,653	140,476
Berry Plastics Group, Inc.*	2,644	128,419
Sonoco Products Co.	2,242	118,647
Bemis Company, Inc.	2,266	110,717
Graphic Packaging Holding Co.	8,090	104,118
Owens-Illinois, Inc.*	4,620	94,156
Silgan Holdings, Inc.	1,570	93,195
Greif, Inc. — Class A	1,570	86,491
KapStone Paper and Packaging Corp.	3,325	76,808
Total Packaging & Containers		1,626,198
Iron & Steel - 9.1%
Nucor Corp.	3,621	216,246
Vale S.A. ADR	21,306	202,407
Steel Dynamics, Inc.	4,315	149,989
ArcelorMittal*,1	17,107	142,843
Reliance Steel & Aluminum Co.	1,553	124,271
United States Steel Corp.	3,571	120,736
Cliffs Natural Resources, Inc.*	9,455	77,626
Commercial Metals Co.	4,026	77,017
AK Steel Holding Corp.*	10,230	73,554
Allegheny Technologies, Inc.[1]	3,988	71,624
Carpenter Technology Corp.	1,776	66,245
Schnitzer Steel Industries, Inc. — Class A	1,860	38,409
Total Iron & Steel		1,360,967
Building Materials - 6.6%
Vulcan Materials Co.	1,776	213,973
Martin Marietta Materials, Inc.	905	197,516
Cemex SAB de CV ADR*	16,014	145,247
Eagle Materials, Inc.	1,151	111,808
Louisiana-Pacific Corp.*	3,943	97,865
Summit Materials, Inc. — Class A*	3,656	90,340
Headwaters, Inc.*	2,933	68,867
US Concrete, Inc.*,1	780	50,349
Total Building Materials		975,965
Commercial Services - 2.1%
Ecolab, Inc.	2,514	315,105

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Forest Products & Paper - 2.1%
International Paper Co.	4,651	$236,178
Domtar Corp.	2,123	77,532
Total Forest Products & Paper		313,710
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	1,480	113,945
Trinseo S.A.	1,304	87,498
Total Miscellaneous Manufacturing		201,443
Household Products & Housewares - 0.9%
Avery Dennison Corp.	1,733	139,680
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	1,330	124,209
Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	1,819	82,019
Total Common Stocks
(Cost $10,582,288)		14,901,154

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$28,131	28,131
Total Repurchase Agreement
(Cost $28,131)		28,131

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
First American Government Obligations Fund — Class Z, 0.61%[4]	518,788	518,788
Total Securities Lending Collateral
(Cost $518,788)		518,788
Total Investments - 103.7%
(Cost $11,129,207)		$15,448,073
Other Assets & Liabilities, net - (3.7)%		(550,606)
Total Net Assets - 100.0%		$14,897,467

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,901,154	$—	$—	$14,901,154
Repurchase Agreement	—	28,131	—	28,131
Securities Lending Collateral	518,788	—	—	518,788
Total	$15,419,942	$28,131	$—	$15,448,073

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.8%
Biotechnology - 62.9%
Amgen, Inc.	8,480	$1,391,314
Celgene Corp.*	10,336	1,286,108
Gilead Sciences, Inc.	18,173	1,234,310
Biogen, Inc.*	3,751	1,025,598
Regeneron Pharmaceuticals, Inc.*	2,175	842,834
Vertex Pharmaceuticals, Inc.*	6,907	755,280
Illumina, Inc.*	4,068	694,164
Alexion Pharmaceuticals, Inc.*	5,635	683,187
Incyte Corp.*	4,953	662,068
BioMarin Pharmaceutical, Inc.*	5,785	507,807
Seattle Genetics, Inc.*	6,109	384,012
Exelixis, Inc.*	15,510	336,102
Bioverativ, Inc.*	6,120	333,295
United Therapeutics Corp.*	2,423	328,026
Bio-Rad Laboratories, Inc. — Class A*	1,618	322,532
Ionis Pharmaceuticals, Inc.*,1	7,150	287,430
Charles River Laboratories International, Inc.*	3,069	276,057
Alnylam Pharmaceuticals, Inc.*	5,220	267,525
Kite Pharma, Inc.*,1	3,360	263,726
Bluebird Bio, Inc.*	2,840	258,156
Medicines Co.*	4,940	241,566
Exact Sciences Corp.*,1	9,802	231,523
Sage Therapeutics, Inc.*	3,110	221,028
Prothena Corporation plc*,1	3,820	213,118
Intercept Pharmaceuticals, Inc.*,1	1,859	210,253
Juno Therapeutics, Inc.*,1	9,020	200,154
Ultragenyx Pharmaceutical, Inc.*	2,950	199,951
Ligand Pharmaceuticals, Inc. — Class B*,1	1,831	193,793
Intrexon Corp.*,1	9,760	193,443
Spark Therapeutics, Inc.*	3,070	163,754
Halozyme Therapeutics, Inc.*,1	12,029	155,896
Myriad Genetics, Inc.*,1	7,889	151,469
Puma Biotechnology, Inc.*	3,810	141,732
Five Prime Therapeutics, Inc.*	3,574	129,200
Alder Biopharmaceuticals, Inc.*	6,140	127,712
Acceleron Pharma, Inc.*	4,790	126,791
Acorda Therapeutics, Inc.*	5,431	114,051
AMAG Pharmaceuticals, Inc.*	4,996	112,660
Merrimack Pharmaceuticals, Inc.*,1	25,600	78,848
Total Biotechnology		15,346,473
Pharmaceuticals - 29.7%
AbbVie, Inc.	20,576	1,340,733
Shire plc ADR	5,358	933,524
TESARO, Inc.*	2,460	378,520
Nektar Therapeutics*	13,016	305,485
Jazz Pharmaceuticals plc*	2,070	300,419
Alkermes plc*	5,093	297,941
PRA Health Sciences, Inc.*	4,300	280,489
ACADIA Pharmaceuticals, Inc.*	7,559	259,878
Neurocrine Biosciences, Inc.*	5,914	256,076
Akorn, Inc.*	9,696	233,480
Agios Pharmaceuticals, Inc.*,1	3,680	214,912
Clovis Oncology, Inc.*	3,310	210,748
Ironwood Pharmaceuticals, Inc. — Class A*	11,998	204,686
Horizon Pharma plc*	13,635	201,525
Avexis, Inc.*,1	2,610	198,438
Portola Pharmaceuticals, Inc.*	4,978	195,088
Radius Health, Inc.*	4,500	173,925
Sarepta Therapeutics, Inc.*	5,714	169,134
Pacira Pharmaceuticals, Inc.*	3,614	164,798
Eagle Pharmaceuticals, Inc.*,1	1,830	151,780
Array BioPharma, Inc.*	16,650	148,851
Impax Laboratories, Inc.*	11,389	144,071
Amicus Therapeutics, Inc.*	18,730	133,545
Synergy Pharmaceuticals, Inc.*,1	27,220	126,845
Heron Therapeutics, Inc.*,1	7,910	118,650
Depomed, Inc.*	8,192	102,810
Total Pharmaceuticals		7,246,351
Healthcare-Products - 3.0%
OPKO Health, Inc.*,1	33,468	267,744
Bio-Techne Corp.	2,524	256,565
QIAGEN N.V.*	7,488	216,927
Total Healthcare-Products		741,236
Healthcare-Services - 2.4%
Quintiles IMS Holdings, Inc.*	7,151	575,870
Commercial Services - 0.8%
Incorporated Research Holdings, Inc. — Class A*	4,476	205,225
Total Common Stocks
(Cost $12,377,333)		24,115,155

RIGHTS††† - 0.0%**
Chelsea Therapeutics International
Expires 12/31/17*	18,097	–
Dyax Corp.
Expires 01/25/18*	12,367	–
Clinical Data, Inc.
Expires 12/31/20*	4,730	–
Total Rights
(Cost $1,341)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.0%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$255,380	255,380
Total Repurchase Agreement
(Cost $255,380)		255,380

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 8.5%
First American Government Obligations Fund - Class Z, 0.61%[4]	2,066,542	$2,066,542
Total Securities Lending Collateral
(Cost $2,066,542)		2,066,542
Total Investments - 108.3%
(Cost $14,700,596)		$26,437,077
Other Assets & Liabilities, net - (8.3)%		(2,021,158)
Total Net Assets - 100.0%		$24,415,919

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$24,115,155	$—	$—		$24,115,155
Repurchase Agreement	—	255,380	—		255,380
Rights	—	—	—	*	—
Securities Lending Collateral	2,066,542	—	—		2,066,542
Total	$26,181,697	$255,380	$—		$26,437,077

* Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 50.3%
Guggenheim Strategy Fund II1	29,369	$734,234
Guggenheim Strategy Fund I1	29,100	728,954
Total Mutual Funds
(Cost $1,450,278)		1,463,188

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.0%
Freddie Mac[2]
0.68% due 04/06/17	$211,000	210,980
Fannie Mae[2]
0.70% due 04/03/17	50,000	49,998
Total Federal Agency Discount Notes
(Cost $260,978)		260,978

U.S. TREASURY BILLS†† - 8.6%
U.S. Treasury Bill
0.52% due 05/11/17[3,4]	250,000	249,810
Total U.S. Treasury Bills
(Cost $249,854)		249,810

FEDERAL AGENCY NOTES†† - 2.6%
Federal Farm Credit Bank[5]
3.00% due 06/02/17	40,000	40,159
5.40% due 06/08/17	15,000	15,123
Total Federal Farm Credit Bank		55,282
Federal Home Loan Bank[5]
5.63% due 06/09/17	20,000	20,174
Total Federal Agency Notes
(Cost $75,487)		75,456

REPURCHASE AGREEMENTS††,6 - 27.2%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	197,373	197,373
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	197,373	197,373
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	197,373	197,373
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	197,372	197,372
Total Repurchase Agreements
(Cost $789,491)		789,491
Total Investments - 97.7%
(Cost $2,826,088)		$2,838,923
Other Assets & Liabilities, net - 2.3%		66,145
Total Net Assets - 100.0%		$2,905,068

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2017 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $2,917,875)	30	$(5,468)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[4]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$260,978	$—	$—	$260,978
Federal Agency Notes	—	—	75,456	—	—	75,456
Mutual Funds	1,463,188	—	—	—	—	1,463,188
Repurchase Agreements	—	—	789,491	—	—	789,491
U.S. Treasury Bills	—	—	249,810	—	—	249,810
Total	$1,463,188	$—	$1,375,735	$—	$—	$2,838,923

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$5,468	$—	$—	$—	$5,468

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Food - 38.8%
Kraft Heinz Co.	7,553	$685,888
Mondelez International, Inc. — Class A	12,179	524,671
General Mills, Inc.	6,492	383,093
Sysco Corp.	6,756	350,771
Kroger Co.	11,666	344,030
Kellogg Co.	4,536	329,359
Tyson Foods, Inc. — Class A	5,292	326,569
Hershey Co.	2,914	318,354
Hormel Foods Corp.	8,203	284,070
Campbell Soup Co.	4,791	274,237
Conagra Brands, Inc.	6,790	273,909
JM Smucker Co.	1,921	251,805
McCormick & Co., Inc.	2,335	227,779
WhiteWave Foods Co. — Class A*	3,782	212,359
Whole Foods Market, Inc.	6,822	202,750
Ingredion, Inc.	1,628	196,060
Pinnacle Foods, Inc.	2,970	171,874
US Foods Holding Corp.*	6,000	167,879
Post Holdings, Inc.*	1,900	166,288
Lamb Weston Holdings, Inc.	3,922	164,959
Pilgrim's Pride Corp.[1]	7,130	160,460
TreeHouse Foods, Inc.*	1,699	143,837
Blue Buffalo Pet Products, Inc.*	6,010	138,230
Flowers Foods, Inc.	6,862	133,191
Snyder's-Lance, Inc.	3,240	130,604
Hain Celestial Group, Inc.*	3,486	129,679
Lancaster Colony Corp.	953	122,785
Sprouts Farmers Market, Inc.*	5,080	117,450
Fresh Del Monte Produce, Inc.	1,950	115,499
B&G Foods, Inc.	2,811	113,143
Sanderson Farms, Inc.[1]	1,040	107,994
Performance Food Group Co.*	4,450	105,910
J&J Snack Foods Corp.	770	104,381
Darling Ingredients, Inc.*	7,101	103,107
United Natural Foods, Inc.*	2,203	95,236
Hostess Brands, Inc.*	5,950	94,427
Dean Foods Co.	4,618	90,790
Cal-Maine Foods, Inc.[1]	2,325	85,560
SpartanNash Co.	2,220	77,678
Calavo Growers, Inc.	1,100	66,660
Total Food		8,093,325
Beverages - 21.3%
Coca-Cola Co.	21,092	895,145
PepsiCo, Inc.	7,511	840,180
Constellation Brands, Inc. — Class A	2,306	373,734
Monster Beverage Corp.*	7,304	337,226
Molson Coors Brewing Co. — Class B	3,097	296,414
Dr Pepper Snapple Group, Inc.	2,888	282,793
Brown-Forman Corp. — Class B	6,039	278,881
Anheuser-Busch InBev S.A. ADR	2,498	274,180
Coca-Cola European Partners plc	5,956	224,482
Diageo plc ADR	1,840	212,667
Fomento Economico Mexicano SAB de CV ADR	2,253	199,436
National Beverage Corp.	1,631	137,868
Boston Beer Company, Inc. — Class A*,1	610	88,237
Total Beverages		4,441,243
Agriculture - 16.1%
Philip Morris International, Inc.	7,770	877,234
Altria Group, Inc.	10,663	761,551
Reynolds American, Inc.	10,072	634,737
Archer-Daniels-Midland Co.	7,489	344,794
British American Tobacco plc ADR[1]	3,810	252,679
Bunge Ltd.	2,740	217,172
Vector Group Ltd.	5,209	108,347
Universal Corp.	1,280	90,560
Andersons, Inc.	1,790	67,841
Total Agriculture		3,354,915
Cosmetics & Personal Care - 12.4%
Procter & Gamble Co.	11,084	995,896
Colgate-Palmolive Co.	7,245	530,262
Estee Lauder Cos., Inc. — Class A	4,328	366,971
Coty, Inc. — Class A	12,975	235,237
Unilever N.V. — Class Y	4,423	219,735
Edgewell Personal Care Co.*	1,810	132,383
Avon Products, Inc.*	21,130	92,972
Total Cosmetics & Personal Care		2,573,456
Household Products & Housewares - 6.3%
Kimberly-Clark Corp.	3,412	449,122
Clorox Co.	2,025	273,031
Church & Dwight Company, Inc.	4,719	235,337
Spectrum Brands Holdings, Inc.	1,335	185,578
Central Garden & Pet Co. — Class A*	2,520	87,494
WD-40 Co.	730	79,534
Total Household Products & Housewares		1,310,096
Pharmaceuticals - 2.0%
Mead Johnson Nutrition Co. — Class A	3,034	270,268
Herbalife Ltd.*,1	2,391	139,013
Total Pharmaceuticals		409,281
Retail - 1.2%
Casey's General Stores, Inc.	1,237	138,853
Nu Skin Enterprises, Inc. — Class A	2,088	115,968
Total Retail		254,821
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	6,670	128,864
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	2,220	123,765
Total Common Stocks
(Cost $13,645,300)		20,689,766

RIGHTS††† - 0.0%**
PDC
Expires 05/02/17*	7,547	–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Shares	Value
RIGHTS††† - 0.0%** (continued)
Casa Ley
Expires 01/17/19*	7,547	$–
Total Rights
(Cost $1,815)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$155,613	155,613
Total Repurchase Agreement
(Cost $155,613)		155,613

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
First American Government Obligations Fund — Class Z, 0.61%[4]	523,644	$523,644
Total Securities Lending Collateral
(Cost $523,644)		523,644
Total Investments - 102.6%
(Cost $14,326,372)		$21,369,023
Other Assets & Liabilities, net - (2.6)%		(539,733)
Total Net Assets - 100.0%		$20,829,290

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$20,689,766	$—	$—		$20,689,766
Repurchase Agreement	—	155,613	—		155,613
Rights	—	—	—	*	—
Securities Lending Collateral	523,644	—	—		523,644
Total	$21,213,410	$155,613	$—		$21,369,023

* Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 41.0%
Financial - 8.2%
Goldman Sachs Group, Inc.	2,504	$575,220
Travelers Cos., Inc.	2,504	301,832
Visa, Inc. — Class A	2,504	222,531
JPMorgan Chase & Co.	2,504	219,951
American Express Co.	2,504	198,091
Total Financial		1,517,625
Industrial - 8.2%
3M Co.	2,504	479,091
Boeing Co.	2,504	442,857
United Technologies Corp.	2,504	280,974
Caterpillar, Inc.	2,504	232,271
General Electric Co.	2,504	74,619
Total Industrial		1,509,812
Consumer, Non-cyclical - 7.0%
UnitedHealth Group, Inc.	2,504	410,681
Johnson & Johnson	2,504	311,873
Procter & Gamble Co.	2,504	224,984
Merck & Company, Inc.	2,504	159,104
Coca-Cola Co.	2,504	106,270
Pfizer, Inc.	2,504	85,662
Total Consumer, Non-cyclical		1,298,574
Technology - 5.7%
International Business Machines Corp.	2,504	436,047
Apple, Inc.	2,504	359,725
Microsoft Corp.	2,504	164,913
Intel Corp.	2,504	90,319
Total Technology		1,051,004
Consumer, Cyclical - 5.5%
Home Depot, Inc.	2,504	367,663
McDonald's Corp.	2,504	324,543
Wal-Mart Stores, Inc.	2,504	180,488
NIKE, Inc. — Class B	2,504	139,548
Total Consumer, Cyclical		1,012,242
Communications - 2.7%
Walt Disney Co.	2,504	283,929
Verizon Communications, Inc.	2,504	122,070
Cisco Systems, Inc.	2,504	84,635
Total Communications		490,634
Energy - 2.6%
Chevron Corp.	2,504	268,855
Exxon Mobil Corp.	2,504	205,353
Total Energy		474,208
Basic Materials - 1.1%
EI du Pont de Nemours & Co.	2,504	201,146
Total Common Stocks
(Cost $6,577,002)		7,555,245

MUTUAL FUNDS† - 30.9%
Guggenheim Strategy Fund II1	126,114	3,152,853
Guggenheim Strategy Fund I1	101,441	2,541,093
Total Mutual Funds
(Cost $5,665,221)		5,693,946

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.7%
Federal Home Loan Bank[2]
0.63% due 04/03/17	$500,000	499,981
Total Federal Agency Discount Notes
(Cost $499,981)		499,981

REPURCHASE AGREEMENTS††,3 - 13.2%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[4]	1,065,305	1,065,305
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	454,790	454,790
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	454,790	454,790
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	454,790	454,790
Total Repurchase Agreements
(Cost $2,429,675)		2,429,675
Total Investments - 87.8%
(Cost $15,171,879)		$16,178,847
Other Assets & Liabilities, net - 12.2%		2,245,802
Total Net Assets - 100.0%		$18,424,649

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,943,520)	48	$(13,044)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 Dow Jones Industrial Average Index Swap 1.23%[5], Terminating 04/28/17 (Notional Value $9,699,678)	469	$48,377
Barclays Bank plc April 2017 Dow Jones Industrial Average Index Swap 1.06%[5], Terminating 04/28/17 (Notional Value $14,626,189)	708	(47,649)
(Total Notional Value $24,325,867)		$728

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,555,245	$—	$—	$—	$—	$7,555,245
Equity Index Swap Agreements	—	—	—	48,377	—	48,377
Federal Agency Discount Notes	—	—	499,981	—	—	499,981
Mutual Funds	5,693,946	—	—	—	—	5,693,946
Repurchase Agreements	—	—	2,429,675	—	—	2,429,675
Total	$13,249,191	$—	$2,929,656	$48,377	$—	$16,227,224

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$13,044	$—	$—	$—	$13,044
Equity Index Swap Agreements	—	—	—	47,649	—	47,649
Total	$—	$13,044	$—	$47,649	$—	$60,693

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2%
Semiconductors - 93.7%
Intel Corp.	22,588	$814,750
Broadcom Ltd.	2,642	578,493
QUALCOMM, Inc.	9,815	562,793
Texas Instruments, Inc.	6,816	549,097
NVIDIA Corp.	4,610	502,167
Applied Materials, Inc.	10,230	397,947
Micron Technology, Inc.*	12,701	367,059
Analog Devices, Inc.	4,116	337,281
Lam Research Corp.	2,189	280,980
Skyworks Solutions, Inc.	2,691	263,664
Microchip Technology, Inc.	3,342	246,573
Advanced Micro Devices, Inc.*	16,373	238,227
KLA-Tencor Corp.	2,502	237,865
NXP Semiconductor N.V.*	2,239	231,736
Xilinx, Inc.	3,972	229,939
Maxim Integrated Products, Inc.	4,901	220,349
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,418	210,767
Qorvo, Inc.*	2,670	183,055
ON Semiconductor Corp.*	10,218	158,277
Teradyne, Inc.	4,953	154,038
Marvell Technology Group Ltd.	9,906	151,166
ASML Holding N.V. — Class G	1,138	151,126
Microsemi Corp.*	2,877	148,252
Silicon Motion Technology Corp. ADR	2,905	135,809
Cavium, Inc.*	1,890	135,437
Cypress Semiconductor Corp.	9,461	130,183
Mellanox Technologies Ltd.*	2,517	128,241
Cirrus Logic, Inc.*	2,026	122,958
Monolithic Power Systems, Inc.	1,294	119,177
MKS Instruments, Inc.	1,706	117,288
Entegris, Inc.*	4,870	113,958
MACOM Technology Solutions Holdings, Inc.*	2,267	109,496
Silicon Laboratories, Inc.*	1,483	109,075
Integrated Device Technology, Inc.*	4,557	107,864
Amkor Technology, Inc.*	9,070	105,121
Semtech Corp.*	2,694	91,057
Inphi Corp.*	1,841	89,878
Cabot Microelectronics Corp.	1,140	87,335
MaxLinear, Inc. — Class A*	3,083	86,478
Power Integrations, Inc.	1,301	85,541
Ambarella, Inc.*	1,488	81,408
Synaptics, Inc.*	1,611	79,761
Xperi Corp.	2,251	76,421
Rambus, Inc.*	5,693	74,806
Veeco Instruments, Inc.*	2,290	68,357
Lattice Semiconductor Corp.*	8,070	55,844
Impinj, Inc.*,1	1,640	49,643
Total Semiconductors		9,576,737
Electrical Components & Equipment - 1.5%
Advanced Energy Industries, Inc.*	1,481	101,538
SunPower Corp. — Class A*,1	8,399	51,234
Total Electrical Components & Equipment		152,772
Chemicals - 1.1%
Versum Materials, Inc.	3,720	113,832
Building Materials - 1.0%
Cree, Inc.*	3,691	98,660
Telecommunications - 1.0%
Acacia Communications, Inc.*,1	1,660	97,309
Energy-Alternate Sources - 0.9%
First Solar, Inc.*,1	3,465	93,902
Total Common Stocks
(Cost $6,595,130)		10,133,212

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$71,710	71,710
Total Repurchase Agreement
(Cost $71,710)		71,710

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
First American Government Obligations Fund — Class Z, 0.61%[4]	215,726	215,726
Total Securities Lending Collateral
(Cost $215,726)		215,726
Total Investments - 102.0%
(Cost $6,882,566)		$10,420,648
Other Assets & Liabilities, net - (2.0)%		(202,801)
Total Net Assets - 100.0%		$10,217,847

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,133,212	$—	$—	$10,133,212
Repurchase Agreement	—	71,710	—	71,710
Securities Lending Collateral	215,726	—	—	215,726
Total	$10,348,938	$71,710	$—	$10,420,648

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas - 71.1%
Exxon Mobil Corp.	14,894	$1,221,457
Chevron Corp.	8,829	947,970
ConocoPhillips	10,888	542,984
EOG Resources, Inc.	5,140	501,407
Occidental Petroleum Corp.	7,328	464,302
Phillips 66	5,324	421,768
Anadarko Petroleum Corp.	6,262	388,244
Pioneer Natural Resources Co.	2,005	373,391
Valero Energy Corp.	5,385	356,972
Marathon Petroleum Corp.	6,755	341,398
Devon Energy Corp.	7,569	315,779
Apache Corp.	5,676	291,690
Concho Resources, Inc.*	2,224	285,428
BP plc ADR	8,155	281,511
Continental Resources, Inc.*	6,088	276,517
Noble Energy, Inc.[1]	7,566	259,816
Hess Corp.	5,338	257,345
Petroleo Brasileiro S.A. ADR*	26,256	254,421
Marathon Oil Corp.	15,483	244,630
Encana Corp.	20,134	235,769
Cabot Oil & Gas Corp. — Class A	9,772	233,649
Equities Corp.	3,636	222,160
Cimarex Energy Co.	1,854	221,534
Transocean Ltd.*	17,642	219,643
Royal Dutch Shell plc — Class A ADR	4,128	217,669
Diamondback Energy, Inc.*	2,040	211,579
Parsley Energy, Inc. — Class A*	6,240	202,862
Ensco plc — Class A	22,244	199,084
Tesoro Corp.	2,451	198,678
Newfield Exploration Co.*	4,983	183,923
Range Resources Corp.	6,315	183,767
Helmerich & Payne, Inc.[1]	2,660	177,076
Antero Resources Corp.*	7,700	175,637
RSP Permian, Inc.*	4,200	174,006
Canadian Natural Resources Ltd.	5,104	167,360
Suncor Energy, Inc.	5,410	166,358
Chesapeake Energy Corp.*,1	26,906	159,822
Noble Corporation plc	25,739	159,324
WPX Energy, Inc.*	11,876	159,020
Energen Corp.*	2,879	156,733
Rice Energy, Inc.*	6,610	156,657
Murphy Oil Corp.	5,251	150,126
HollyFrontier Corp.	5,172	146,574
Southwestern Energy Co.*	16,871	137,836
PDC Energy, Inc.*	2,108	131,434
Laredo Petroleum, Inc.*	8,964	130,874
Oasis Petroleum, Inc.*	9,071	129,352
Patterson-UTI Energy, Inc.	5,321	129,141
Nabors Industries Ltd.	9,686	126,596
Western Refining, Inc.	3,606	126,462
Whiting Petroleum Corp.*	13,247	125,317
Extraction Oil & Gas, Inc.*	6,530	121,132
SM Energy Co.	4,808	115,488
Callon Petroleum Co.*	8,680	114,229
QEP Resources, Inc.*	8,904	113,170
Gulfport Energy Corp.*	6,491	111,580
Clayton Williams Energy, Inc.*	810	106,985
Matador Resources Co.*	4,370	103,962
Diamond Offshore Drilling, Inc.*,1	6,188	103,401
PBF Energy, Inc. — Class A	4,625	102,536
Rowan Companies plc — Class A*	6,125	95,428
SRC Energy, Inc.*	10,813	91,262
Carrizo Oil & Gas, Inc.*	3,181	91,167
Statoil ASA ADR	4,730	81,261
Delek US Holdings, Inc.	3,230	78,392
Resolute Energy Corp.*,1	1,620	65,448
Atwood Oceanics, Inc.*,1	6,200	59,086
Sanchez Energy Corp.*,1	6,100	58,194
California Resources Corp.*	3,541	53,257
Total Oil & Gas		15,209,030
Oil & Gas Services - 13.9%
Schlumberger Ltd.	8,810	688,060
Halliburton Co.	8,702	428,225
Baker Hughes, Inc.	5,642	337,504
National Oilwell Varco, Inc.	6,526	261,627
TechnipFMC plc*	6,133	199,323
Weatherford International plc*	26,569	176,684
RPC, Inc.[1]	7,215	132,107
Core Laboratories N.V.	981	113,325
Oceaneering International, Inc.	4,065	110,080
Superior Energy Services, Inc.*	7,195	102,601
Dril-Quip, Inc.*	1,849	100,863
Forum Energy Technologies, Inc.*	4,520	93,564
Oil States International, Inc.*	2,640	87,516
McDermott International, Inc.*	12,790	86,333
Helix Energy Solutions Group, Inc.*	9,480	73,660
Total Oil & Gas Services		2,991,472
Pipelines - 10.4%
Kinder Morgan, Inc.	21,269	462,387
Enbridge, Inc.	8,034	336,143
Williams Companies, Inc.	11,302	334,426
Targa Resources Corp.	3,860	231,214
ONEOK, Inc.	4,159	230,575
Cheniere Energy, Inc.*	4,739	224,013
Plains GP Holdings LP — Class A	6,321	197,594
SemGroup Corp. — Class A	2,883	103,788
TransCanada Corp.	2,190	101,069
Total Pipelines		2,221,209
Coal - 1.1%
CONSOL Energy, Inc.*	8,266	138,703
Arch Coal, Inc. — Class A*	1,350	93,069
Total Coal		231,772
Mining - 1.0%
U.S. Silica Holdings, Inc.	2,735	131,253
Fairmount Santrol Holdings, Inc.*	11,762	86,215
Total Mining		217,468
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	4,470	152,606
Transportation - 0.6%
Golar LNG Ltd.	4,282	119,596

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Retail - 0.5%
World Fuel Services Corp.	2,890	$104,763
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,653	65,662
Total Common Stocks
(Cost $11,774,799)		21,313,578

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$129,614	129,614
Total Repurchase Agreement
(Cost $129,614)		129,614

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
First American Government Obligations Fund — Class Z, 0.61%[4]	546,327	546,327
Total Securities Lending Collateral
(Cost $546,327)		546,327
Total Investments - 102.8%
(Cost $12,450,740)		$21,989,519
Other Assets & Liabilities, net - (2.8)%		(590,657)
Total Net Assets - 100.0%		$21,398,862

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,313,578	$—	$—	$21,313,578
Repurchase Agreement	—	129,614	—	129,614
Securities Lending Collateral	546,327	—	—	546,327
Total	$21,859,905	$129,614	$—	$21,989,519

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 64.6%
Schlumberger Ltd.	23,363	$1,824,651
Halliburton Co.	23,069	1,135,226
Baker Hughes, Inc.	14,970	895,506
National Oilwell Varco, Inc.	17,319	694,318
TechnipFMC plc*	14,702	477,815
Weatherford International plc*	62,453	415,312
RPC, Inc.[1]	19,156	350,746
Oceaneering International, Inc.	11,155	302,077
Superior Energy Services, Inc.*	19,108	272,480
Dril-Quip, Inc.*	4,721	257,531
Forum Energy Technologies, Inc.*	12,106	250,594
Oil States International, Inc.*	7,058	233,973
McDermott International, Inc.*	33,923	228,980
Core Laboratories N.V.	1,916	221,336
Helix Energy Solutions Group, Inc.*	25,150	195,416
Bristow Group, Inc.	9,156	139,263
Total Oil & Gas Services		7,895,224
Oil & Gas - 27.0%
Transocean Ltd.*	43,182	537,615
Helmerich & Payne, Inc.[1]	7,107	473,113
Ensco plc — Class A	42,086	376,670
Noble Corporation plc	56,379	348,986
Patterson-UTI Energy, Inc.	14,118	342,644
Nabors Industries Ltd.	25,713	336,069
Diamond Offshore Drilling, Inc.*,1	16,406	274,144
Rowan Companies plc — Class A*	16,543	257,740
Unit Corp.*	8,358	201,929
Atwood Oceanics, Inc.*,1	16,858	160,657
Total Oil & Gas		3,309,567
Mining - 4.7%
US Silica Holdings, Inc.	7,287	349,703
Fairmount Santrol Holdings, Inc.*	31,215	228,806
Total Mining		578,509
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	10,195	348,057
Transportation - 0.5%
Hornbeck Offshore Services, Inc.*,1	13,006	57,617
Total Common Stocks
(Cost $7,831,189)		12,188,974

SECURITIES LENDING COLLATERAL†,2 - 7.4%
First American Government Obligations Fund — Class Z, 0.61%[3]	906,972	906,972
Total Securities Lending Collateral
(Cost $906,972)		906,972
Total Investments - 107.0%
(Cost $8,738,161)		$13,095,946
Other Assets & Liabilities, net - (7.0)%		(852,293)
Total Net Assets - 100.0%		$12,243,653

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,188,974	$—	$—	$12,188,974
Securities Lending Collateral	906,972	—	—	906,972
Total	$13,095,946	$—	$—	$13,095,946

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 20.1%
Consumer, Non-cyclical - 8.5%
Nestle S.A. ADR	578	$44,448
Novartis AG ADR	505	37,505
Roche Holding AG ADR	1,071	34,304
British American Tobacco plc ADR[1]	321	21,289
Sanofi ADR	455	20,589
GlaxoSmithKline plc ADR	455	19,183
Bayer AG ADR	146	16,837
AstraZeneca plc ADR	492	15,321
Anheuser-Busch InBev S.A. ADR	135	14,818
Unilever N.V. — Class Y	285	14,159
Diageo plc ADR	114	13,176
Novo Nordisk A/S ADR	355	12,169
Unilever plc ADR	234	11,546
Reckitt Benckiser Group plc ADR	591	10,996
L'Oreal S.A. ADR	224	8,617
Imperial Brands plc ADR	166	8,200
Total Consumer, Non-cyclical		303,157
Financial - 4.4%
HSBC Holdings plc ADR	716	29,227
Banco Santander S.A. ADR	2,574	15,624
Allianz SE ADR	827	15,324
BNP Paribas S.A. ADR	399	13,279
ING Groep N.V. ADR	707	10,669
UBS Group AG	645	10,288
AXA S.A. ADR	397	10,207
Lloyds Banking Group plc ADR	2,945	10,013
Prudential plc ADR[1]	232	9,828
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,181	8,987
Barclays plc ADR	778	8,745
Intesa Sanpaolo SpA ADR	470	7,630
Zurich Insurance Group AG ADR	275	7,334
Total Financial		157,155
Energy - 2.0%
Total S.A. ADR	468	23,598
Royal Dutch Shell plc — Class A ADR	402	21,197
BP plc ADR	595	20,539
Eni SpA ADR	239	7,822
Total Energy		73,156
Industrial - 1.3%
Siemens AG ADR	307	21,030
ABB Ltd. ADR	363	8,494
Vinci S.A. ADR	405	8,031
Schneider Electric SE ADR	533	7,800
Total Industrial		45,355
Communications - 1.1%
Vodafone Group plc ADR	513	13,559
Deutsche Telekom AG ADR	579	10,161
Telefonica S.A. ADR	805	9,008
BT Group plc ADR	395	7,936
Total Communications		40,664
Basic Materials - 1.1%
BASF SE ADR	164	16,264
Air Liquide S.A. ADR[1]	361	8,242
Rio Tinto plc ADR	196	7,973
Syngenta AG ADR	83	7,346
Total Basic Materials		39,825
Technology - 0.7%
SAP SE ADR[1]	180	17,671
ASML Holding N.V. — Class G	64	8,499
Total Technology		26,170
Consumer, Cyclical - 0.7%
Daimler AG ADR[1]	183	13,565
LVMH Moet Hennessy Louis Vuitton SE ADR	235	10,331
Total Consumer, Cyclical		23,896
Utilities - 0.3%
National Grid plc ADR	143	9,078
Total Common Stocks
(Cost $654,757)		718,456

MUTUAL FUNDS† - 57.0%
Guggenheim Strategy Fund II2	51,269	1,281,730
Guggenheim Strategy Fund I2	29,928	749,704
Total Mutual Funds
(Cost $2,028,180)		2,031,434

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.2%
Federal Home Loan Bank[3]
0.63% due 04/03/17	$150,000	149,994
Total Federal Agency Discount Notes
(Cost $149,994)		149,994

REPURCHASE AGREEMENTS††,4 - 7.6%
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	67,954	67,954
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	67,954	67,954
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	67,954	67,954
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	67,954	67,954
Total Repurchase Agreements
(Cost $271,816)		271,816

	Shares
SECURITIES LENDING COLLATERAL†,5 - 2.2%
First American Government Obligations Fund — Class Z, 0.61%[6]	77,929	77,929
Total Securities Lending Collateral
(Cost $77,929)		77,929
Total Investments - 91.1%
(Cost $3,182,676)		$3,249,629
Other Assets & Liabilities, net - 8.9%		319,347
Total Net Assets - 100.0%		$3,568,976

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED††
June 2017 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,694,868)	111	$50,428

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $3,747,450)	28	$(6,246)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$718,456	$—	$—	$—	$—	$718,456
Equity Futures Contracts	—	—	—	50,428	—	50,428
Federal Agency Discount Notes	—	—	149,994	—	—	149,994
Mutual Funds	2,031,434	—	—	—	—	2,031,434
Repurchase Agreements	—	—	271,816	—	—	271,816
Securities Lending Collateral	77,929	—	—	—	—	77,929
Total	$2,827,819	$—	$421,810	$50,428	$—	$3,300,057

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$6,246	$—	$—	$—	$6,246

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.0%
REITs - 31.1%
Simon Property Group, Inc.	797	$137,108
American Tower Corp. — Class A	1,112	135,152
Public Storage	516	112,958
Crown Castle International Corp.	1,163	109,845
Equinix, Inc.	257	102,895
Prologis, Inc.	1,860	96,497
Welltower, Inc.	1,339	94,827
Weyerhaeuser Co.	2,723	92,528
AvalonBay Communities, Inc.	498	91,433
Ventas, Inc.	1,399	90,990
Equity Residential	1,389	86,424
Boston Properties, Inc.	626	82,888
GGP, Inc.	3,561	82,544
Vornado Realty Trust	780	78,242
Digital Realty Trust, Inc.	729	77,558
Realty Income Corp.	1,243	73,996
HCP, Inc.	2,281	71,350
Essex Property Trust, Inc.	307	71,080
SBA Communications Corp.*	590	71,018
Host Hotels & Resorts, Inc.	3,690	68,856
Mid-America Apartment Communities, Inc.	608	61,858
Annaly Capital Management, Inc.	5,565	61,827
Regency Centers Corp.	923	61,277
SL Green Realty Corp.	562	59,920
Alexandria Real Estate Equities, Inc.	530	58,576
Federal Realty Investment Trust	429	57,272
UDR, Inc.	1,569	56,892
Duke Realty Corp.	2,162	56,796
Iron Mountain, Inc.	1,590	56,715
Extra Space Storage, Inc.	751	55,867
Macerich Co.	860	55,384
Kimco Realty Corp.	2,495	55,115
VEREIT, Inc.	6,218	52,791
Gaming and Leisure Properties, Inc.	1,490	49,796
Colony NorthStar, Inc. — Class A	3,800	49,058
Kilroy Realty Corp.	676	48,726
Lamar Advertising Co. — Class A	650	48,581
Camden Property Trust	603	48,517
Apartment Investment & Management Co. — Class A	1,089	48,297
Invitation Homes, Inc.*	2,210	48,244
Omega Healthcare Investors, Inc.	1,443	47,605
Equity LifeStyle Properties, Inc.	615	47,392
AGNC Investment Corp.	2,374	47,219
Brixmor Property Group, Inc.	2,170	46,568
American Campus Communities, Inc.	978	46,543
National Retail Properties, Inc.	1,060	46,237
Douglas Emmett, Inc.	1,165	44,736
Starwood Property Trust, Inc.	1,963	44,325
Forest City Realty Trust, Inc. — Class A	2,016	43,908
Liberty Property Trust	1,138	43,870
American Homes 4 Rent — Class A	1,874	43,027
Hudson Pacific Properties, Inc.	1,231	42,642
Park Hotels & Resorts, Inc.	1,630	41,842
Hospitality Properties Trust	1,323	41,714
New Residential Investment Corp.	2,447	41,550
Highwoods Properties, Inc.	833	40,925
EPR Properties	550	40,497
Senior Housing Properties Trust	1,987	40,237
Spirit Realty Capital, Inc.	3,958	40,095
DuPont Fabros Technology, Inc.	800	39,672
CoreSite Realty Corp.	440	39,622
CubeSmart	1,525	39,589
DCT Industrial Trust, Inc.	812	39,073
Weingarten Realty Investors	1,145	38,232
CyrusOne, Inc.	742	38,191
DDR Corp.	3,045	38,154
Medical Properties Trust, Inc.	2,936	37,845
Uniti Group, Inc.	1,434	37,069
Taubman Centers, Inc.	561	37,037
Healthcare Realty Trust, Inc.	1,121	36,433
STORE Capital Corp.	1,522	36,345
Equity Commonwealth*	1,153	35,997
Gramercy Property Trust	1,343	35,321
Life Storage, Inc.	426	34,983
CoreCivic, Inc.	1,089	34,216
Cousins Properties, Inc.	4,121	34,081
Sunstone Hotel Investors, Inc.	2,186	33,511
Corporate Office Properties Trust	992	32,835
LaSalle Hotel Properties	1,123	32,511
Education Realty Trust, Inc.	782	31,945
RLJ Lodging Trust	1,334	31,362
Brandywine Realty Trust	1,912	31,032
Retail Opportunity Investments Corp.	1,315	27,654
DiamondRock Hospitality Co.	2,441	27,217
Pebblebrook Hotel Trust	922	26,932
Washington Prime Group, Inc.	2,698	23,446
Government Properties Income Trust	1,092	22,856
Total REITs		4,703,791
Banks - 29.9%
JPMorgan Chase & Co.	3,610	317,102
Wells Fargo & Co.	5,273	293,494
Bank of America Corp.	11,497	271,214
Citigroup, Inc.	3,878	231,982
Goldman Sachs Group, Inc.	749	172,060
U.S. Bancorp	3,203	164,954
Morgan Stanley	3,649	156,323
PNC Financial Services Group, Inc.	1,137	136,713
Bank of New York Mellon Corp.	2,665	125,868
Capital One Financial Corp.	1,329	115,171
BB&T Corp.	2,376	106,206
State Street Corp.	1,253	99,751
SunTrust Banks, Inc.	1,672	92,462
M&T Bank Corp.	554	85,720

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Banks - 29.9% (continued)
Banco Bradesco S.A. ADR	8,067	$82,606
Toronto-Dominion Bank	1,624	81,346
HSBC Holdings plc ADR	1,988	81,150
ICICI Bank Ltd. ADR	9,311	80,075
Northern Trust Corp.	915	79,221
KeyCorp	4,383	77,930
Fifth Third Bancorp	3,054	77,572
Credicorp Ltd.	466	76,098
Regions Financial Corp.	5,159	74,960
Credit Suisse Group AG ADR	5,020	74,497
Deutsche Bank AG*,1	4,312	73,994
Citizens Financial Group, Inc.	2,132	73,661
First Republic Bank	740	69,419
Huntington Bancshares, Inc.	5,115	68,490
Comerica, Inc.	896	61,448
SVB Financial Group*	297	55,269
Zions Bancorporation	1,226	51,492
Signature Bank*	340	50,453
East West Bancorp, Inc.	934	48,204
PacWest Bancorp	844	44,951
Bank of the Ozarks, Inc.	863	44,885
Cullen/Frost Bankers, Inc.	480	42,705
Commerce Bancshares, Inc.	760	42,681
PrivateBancorp, Inc. — Class A	680	40,371
Synovus Financial Corp.	982	40,282
Prosperity Bancshares, Inc.	559	38,968
Webster Financial Corp.	751	37,580
First Horizon National Corp.	2,004	37,074
Texas Capital Bancshares, Inc.*	430	35,884
IBERIABANK Corp.	450	35,595
Umpqua Holdings Corp.	1,987	35,249
Home BancShares, Inc.	1,280	34,650
UMB Financial Corp.	460	34,643
Hancock Holding Co.	760	34,618
Wintrust Financial Corp.	490	33,869
MB Financial, Inc.	790	33,828
Chemical Financial Corp.	660	33,759
United Bankshares, Inc.[1]	780	32,955
Pinnacle Financial Partners, Inc.	490	32,561
Fulton Financial Corp.	1,750	31,238
Cathay General Bancorp	820	30,898
Total Banks		4,516,149
Insurance - 19.6%
Berkshire Hathaway, Inc. — Class B*	2,182	363,695
American International Group, Inc.	2,285	142,653
MetLife, Inc.	2,581	136,328
Prudential Financial, Inc.	1,133	120,869
Marsh & McLennan Companies, Inc.	1,516	112,017
Travelers Cos., Inc.	876	105,592
Chubb Ltd.	745	101,506
Willis Towers Watson plc	768	100,524
Allstate Corp.	1,212	98,766
Aflac, Inc.	1,358	98,346
Aon plc	744	88,305
Progressive Corp.	2,205	86,392
Hartford Financial Services Group, Inc.	1,794	86,238
Arch Capital Group Ltd.*	884	83,777
XL Group Ltd.	2,038	81,235
Everest Re Group Ltd.	343	80,197
Principal Financial Group, Inc.	1,217	76,805
Loews Corp.	1,539	71,979
Lincoln National Corp.	1,044	68,330
Markel Corp.*	70	68,310
Cincinnati Financial Corp.	863	62,369
Unum Group	1,256	58,894
Arthur J Gallagher & Co.	1,030	58,236
Torchmark Corp.	710	54,698
WR Berkley Corp.	750	52,973
American Financial Group, Inc.	550	52,481
Reinsurance Group of America, Inc. — Class A	410	52,062
Voya Financial, Inc.	1,230	46,691
Brown & Brown, Inc.	1,032	43,055
Old Republic International Corp.	2,080	42,598
Assurant, Inc.	436	41,712
First American Financial Corp.	980	38,494
Radian Group, Inc.	1,942	34,879
Primerica, Inc.	420	34,524
MGIC Investment Corp.*	3,241	32,831
AmTrust Financial Services, Inc.	1,630	30,090
Selective Insurance Group, Inc.	631	29,752
Genworth Financial, Inc. — Class A*	6,358	26,195
Total Insurance		2,964,398
Diversified Financial Services - 13.2%
American Express Co.	1,933	152,919
BlackRock, Inc. — Class A	372	142,666
Charles Schwab Corp.	3,166	129,204
CME Group, Inc. — Class A	950	112,859
Intercontinental Exchange, Inc.	1,780	106,569
Synchrony Financial	2,743	94,085
Discover Financial Services	1,343	91,848
Franklin Resources, Inc.	2,047	86,261
Ameriprise Financial, Inc.	621	80,531
TD Ameritrade Holding Corp.	2,063	80,168
T. Rowe Price Group, Inc.	1,059	72,171
CIT Group, Inc.	1,515	65,039
Invesco Ltd.	2,022	61,934
Nasdaq, Inc.	886	61,533
Raymond James Financial, Inc.	780	59,483
Affiliated Managers Group, Inc.	340	55,740
E*TRADE Financial Corp.*	1,588	55,405
CBOE Holdings, Inc.	679	55,047
Ally Financial, Inc.	2,690	54,688
SEI Investments Co.	1,009	50,894
SLM Corp.*	3,388	40,995
Eaton Vance Corp.	900	40,464
Navient Corp.	2,580	38,081
Credit Acceptance Corp.*,1	180	35,894
LPL Financial Holdings, Inc.	850	33,856
Legg Mason, Inc.	931	33,618
BGC Partners, Inc. — Class A	2,850	32,376
Federated Investors, Inc. — Class B	1,120	29,501
LendingClub Corp.*	4,870	26,736

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Diversified Financial Services - 13.2% (continued)
WisdomTree Investments, Inc.[1]	2,180	$19,794
Total Diversified Financial Services		2,000,359
Commercial Services - 1.7%
S&P Global, Inc.	803	104,984
Moody's Corp.	745	83,470
MarketAxess Holdings, Inc.	260	48,747
LendingTree, Inc.*	180	22,563
Total Commercial Services		259,764
Savings & Loans - 1.2%
New York Community Bancorp, Inc.	3,364	46,995
People's United Financial, Inc.	2,360	42,952
Investors Bancorp, Inc.	2,664	38,308
Washington Federal, Inc.	952	31,511
BofI Holding, Inc.*,1	844	22,054
Total Savings & Loans		181,820
Real Estate - 0.9%
CBRE Group, Inc. — Class A*	1,762	61,299
Jones Lang LaSalle, Inc.	370	41,237
Realogy Holdings Corp.	1,297	38,638
Total Real Estate		141,174
Holding Companies-Diversified - 0.4%
Leucadia National Corp.	2,136	55,536
Software - 0.4%
MSCI, Inc. — Class A	560	54,426
Investment Companies - 0.3%
Ares Capital Corp.	2,887	50,176
Media - 0.3%
FactSet Research Systems, Inc.	270	44,526
Total Common Stocks
(Cost $10,465,292)		14,972,119

PREFERRED STOCKS†† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A. ADR	7,045	85,033
Total Preferred Stocks
(Cost $51,202)		85,033

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$90,343	90,343
Total Repurchase Agreement
(Cost $90,343)		90,343

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
First American Government Obligations Fund — Class Z, 0.61%[4]	68,702	68,702
Total Securities Lending Collateral
(Cost $68,702)		68,702
Total Investments - 100.7%
(Cost $10,675,539)		$15,216,197
Other Assets & Liabilities, net - (0.7)%		(105,907)
Total Net Assets - 100.0%		$15,110,290

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,972,119	$—	$—	$14,972,119
Preferred Stocks	85,033	—	—	85,033
Repurchase Agreement	—	90,343	—	90,343
Securities Lending Collateral	68,702	—	—	68,702
Total	$15,125,854	$90,343	$—	$15,216,197

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 80.9%
Guggenheim Variable Insurance Strategy Fund III[1]	230,278	$5,773,069
Guggenheim Strategy Fund II1	131,392	3,284,801
Guggenheim Strategy Fund I1	70,124	1,756,600
Guggenheim Strategy Fund III[1]	63,722	1,593,695
Total Mutual Funds
(Cost $12,323,134)		12,408,165

	Face Amount
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bill
0.52% due 05/11/17[2,3]	$1,500,000	1,498,862
Total U.S. Treasury Bills
(Cost $1,499,124)		1,498,862

REPURCHASE AGREEMENTS††,4 - 7.1%
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	273,538	273,538
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	273,538	273,538
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	273,537	273,537
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	273,537	273,537
Total Repurchase Agreements
(Cost $1,094,150)		1,094,150
Total Investments - 97.8%
(Cost $14,916,408)		$15,001,177
Other Assets & Liabilities, net - 2.2%		342,256
Total Net Assets - 100.0%		$15,343,433

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
April 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $2,107,986)	19	$61,547
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,044,441)	28	33,819
June 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,901,119)	17	27,738
June 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $987,651)	3	18,970
April 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $769,380)	7	5,302
June 2017 Euro STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $219,439)	6	4,046
June 2017 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $178,220)	2	2,005
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $343,660)	2	1,772
June 2017 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $96,110)	2	841
June 2017 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $137,128)	1	(406)
June 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $170,312)	1	(2,286)
June 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $1,455,557)	16	(5,959)
April 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $464,217)	7	(6,663)
June 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $817,606)	6	(11,069)
June 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,647,840)	16	(17,228)
April 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,889,160)	52	(18,719)
April 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $2,022,458)	13	(18,739)
(Total Aggregate Value of Contracts $18,252,284)		$74,971

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,126,569)	23	$19,580

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
June 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $321,660)	6	$10,985
June 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,552,250)	35	9,044
May 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $928,200)	24	7,805
May 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $350,588)	6	5,955
May 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $127,600)	4	3,617
May 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $552,970)	8	646
May 2017 Cattle Feeder Futures Contracts (Aggregate Value of Contracts $66,200)	1	405
May 2017 Silver Futures Contracts (Aggregate Value of Contracts $91,125)	1	(158)
May 2017 Soybean Meal Futures Contracts (Aggregate Value of Contracts $30,810)	1	(713)
May 2017 Copper Futures Contracts (Aggregate Value of Contracts $132,725)	2	(961)
June 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $749,700)	6	(2,371)
(Total Aggregate Value of Contracts $6,030,397)		$53,834

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $4,153,615)	26	$25,680
June 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $996,500)	8	3,003
June 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $2,109,410)	15	1,450
June 2017 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $172,293)	1	68
June 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $117,719)	1	(12)
June 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,136,933)	11	(559)
June 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $15,328,454)	128	(7,856)
(Total Aggregate Value of Contracts $24,014,924)		$21,774

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,068,060)	14	$15,531
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $563,094)	5	(108)
(Total Aggregate Value of Contracts $1,631,154)		$15,423

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2017 Soybean Futures Contracts (Aggregate Value of Contracts $1,228,175)	26	$60,923
May 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $716,125)	34	30,147
May 2017 Wheat Futures Contracts (Aggregate Value of Contracts $683,200)	32	16,150
May 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $358,568)	19	15,953
May 2017 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $364,088)	7	7,572
May 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $142,500)	3	2,095
July 2017 Platinum Futures Contracts (Aggregate Value of Contracts $47,640)	1	567

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $118,280)	4	$170
May 2017 Soybean Oil Futures Contracts (Aggregate Value of Contracts $19,080)	1	(27)
May 2017 Cocoa Futures Contracts (Aggregate Value of Contracts $104,700)	5	(527)
May 2017 Corn Futures Contracts (Aggregate Value of Contracts $182,375)	10	(3,206)
May 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $286,138)	4	(14,258)
May 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $456,120)	9	(20,187)
(Total Aggregate Value of Contracts $4,706,989)		$95,372

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $825,300)	7	$1,033
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $138,380)	2	(59)
June 2017 FTSE/JSE TOP 40 Index Futures Contracts†† (Aggregate Value of Contracts $136,124)	4	(741)
April 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $381,964)	7	$(8,481)
(Total Aggregate Value of Contracts $1,481,768)		$(8,248)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $669,188)	5	$307
June 2017 British Pound Futures Contracts (Aggregate Value of Contracts $549,106)	7	(14,726)
June 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $2,709,540)	36	(25,434)
(Total Aggregate Value of Contracts $3,927,834)		$(39,853)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2017 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $3,463,250)	16	$(2,257)
June 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $452,438)	3	(2,786)
June 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $802,813)	5	(4,719)
June 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,079,914)	11	(11,361)
June 2017 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $12,465,047)	146	(49,578)
(Total Aggregate Value of Contracts $18,263,462)		$(70,701)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$191,614	$—	$—	$—	$191,614
Currency Futures Contracts	—	15,838	—	—	—	15,838
Equity Futures Contracts	—	39,470	—	117,603	—	157,073
Interest Rate Futures Contracts	—	3,003	—	27,198	—	30,201
Mutual Funds	12,408,165	—	—	—	—	12,408,165
Repurchase Agreements	—	—	1,094,150	—	—	1,094,150
U.S. Treasury Bills	—	—	1,498,862	—	—	1,498,862
Total	$12,408,165	$249,925	$2,593,012	$144,801	$—	$15,395,903

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$42,408	$—	$—	$—	$42,408
Currency Futures Contracts	—	40,268	—	—	—	40,268
Equity Futures Contracts	—	36,006	—	54,344	—	90,350
Interest Rate Futures Contracts	—	9,774	—	69,354	—	79,128
Total	$—	$128,456	$—	$123,698	$—	$252,154

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 21.0%
Guggenheim Strategy Fund II1	88,801	$2,220,013
Guggenheim Strategy Fund I1	14,006	350,854
Total Mutual Funds
(Cost $2,552,712)		2,570,867

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 47.1%
U.S. Treasury Bond
3.00% due 02/15/47	$5,800,000	5,775,531
Total U.S. Treasury Bond		5,775,531
Total U.S. Government Securities
(Cost $5,672,725)		5,775,531

FEDERAL AGENCY NOTES†† - 1.6%
Federal Farm Credit Bank[2]
0.93% due 04/03/17[3]	200,000	200,000
Total Federal Agency Notes
(Cost $200,002)		200,000

REPURCHASE AGREEMENTS††,4 - 45.5%
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	1,396,321	1,396,321
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	1,396,320	1,396,320
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	1,396,320	1,396,320
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	1,396,320	1,396,320
Total Repurchase Agreements
(Cost $5,585,281)		5,585,281
Total Investments - 115.2%
(Cost $14,010,720)		$14,131,679
Other Assets & Liabilities, net - (15.2)%		(1,864,791)
Total Net Assets - 100.0%		$12,266,888

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $9,954,875)	62	$45,419

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Notes	$—	$—	$200,000	$—	$200,000
Interest Rate Futures Contracts	—	45,419	—	—	45,419
Mutual Funds	2,570,867	—	—	—	2,570,867
Repurchase Agreements	—	—	5,585,281	—	5,585,281
U.S. Government Securities	—	—	5,775,531	—	5,775,531
Total	$2,570,867	$45,419	$11,560,812	$—	$14,177,098

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 35.9%
Johnson & Johnson	5,825	$725,504
Pfizer, Inc.	16,686	570,828
Merck & Company, Inc.	8,314	528,272
AbbVie, Inc.	6,259	407,836
Eli Lilly & Co.	4,579	385,140
Bristol-Myers Squibb Co.	6,856	372,829
Allergan plc	1,505	359,575
Shire plc ADR	1,629	283,821
Express Scripts Holding Co.*	3,909	257,642
Teva Pharmaceutical Industries Ltd. ADR	7,136	228,994
McKesson Corp.	1,512	224,169
Zoetis, Inc.	3,796	202,593
Cardinal Health, Inc.	2,484	202,570
AstraZeneca plc ADR	6,358	197,988
Endo International plc*	17,082	190,635
Jazz Pharmaceuticals plc*	1,261	183,009
Novartis AG ADR	2,403	178,471
AmerisourceBergen Corp. — Class A	2,009	177,797
Mylan N.V.*	4,514	176,001
Alkermes plc*	3,002	175,617
GlaxoSmithKline plc ADR	4,065	171,380
Perrigo Company plc	2,500	165,975
Novo Nordisk A/S ADR	4,649	159,368
TESARO, Inc.*	750	115,403
DexCom, Inc.*	1,325	112,268
VCA, Inc.*	1,190	108,885
Nektar Therapeutics*	3,960	92,941
PRA Health Sciences, Inc.*	1,310	85,451
Mallinckrodt plc*	1,878	83,702
ACADIA Pharmaceuticals, Inc.*	2,298	79,005
Neurocrine Biosciences, Inc.*	1,800	77,940
Valeant Pharmaceuticals International, Inc.*	6,994	77,144
Akorn, Inc.*	2,945	70,916
Prestige Brands Holdings, Inc.*	1,220	67,783
Agios Pharmaceuticals, Inc.*,1	1,116	65,174
Clovis Oncology, Inc.*	1,010	64,307
Ironwood Pharmaceuticals, Inc. — Class A*	3,650	62,269
Horizon Pharma plc*	4,142	61,219
Portola Pharmaceuticals, Inc.*	1,510	59,177
Owens & Minor, Inc.	1,689	58,439
Radius Health, Inc.*	1,370	52,951
Sarepta Therapeutics, Inc.*	1,740	51,504
Pacira Pharmaceuticals, Inc.*	1,094	49,886
Eagle Pharmaceuticals, Inc.*,1	560	46,446
Array BioPharma, Inc.*	5,060	45,236
Impax Laboratories, Inc.*	3,459	43,756
Amicus Therapeutics, Inc.*	5,690	40,570
Synergy Pharmaceuticals, Inc.*,1	8,270	38,538
Depomed, Inc.*	2,493	31,287
Total Pharmaceuticals		8,268,211
Healthcare-Products - 23.7%
Abbott Laboratories	7,879	349,907
Danaher Corp.	3,610	308,763
Thermo Fisher Scientific, Inc.	2,004	307,814
Medtronic plc	3,535	284,779
Stryker Corp.	2,144	282,257
Becton Dickinson and Co.	1,385	254,064
Boston Scientific Corp.*	9,550	237,509
Baxter International, Inc.	4,125	213,923
Intuitive Surgical, Inc.*,1	279	213,845
Zimmer Biomet Holdings, Inc.	1,650	201,482
Edwards Lifesciences Corp.*	1,928	181,367
CR Bard, Inc.	683	169,753
Dentsply Sirona, Inc.	2,424	151,355
IDEXX Laboratories, Inc.*	970	149,972
Henry Schein, Inc.*	862	146,514
Hologic, Inc.*	3,257	138,585
ResMed, Inc.	1,788	128,682
Cooper Cos., Inc.	635	126,930
Align Technology, Inc.*	1,079	123,772
Varian Medical Systems, Inc.*	1,291	117,649
Teleflex, Inc.	607	117,594
West Pharmaceutical Services, Inc.	1,203	98,177
ABIOMED, Inc.*	750	93,900
Masimo Corp.*	960	89,529
Hill-Rom Holdings, Inc.	1,240	87,544
Patterson Companies, Inc.	1,850	83,676
OPKO Health, Inc.*,1	10,173	81,384
Bruker Corp.	3,368	78,575
NuVasive, Inc.*	1,052	78,563
Bio-Techne Corp.	770	78,271
VWR Corp.*	2,730	76,986
Integra LifeSciences Holdings Corp.*	1,700	71,621
Nevro Corp.*	710	66,527
Insulet Corp.*	1,450	62,481
ICU Medical, Inc.*	400	61,080
Zeltiq Aesthetics, Inc.*	1,080	60,059
Varex Imaging Corp.*	1,410	47,376
Natus Medical, Inc.*	1,170	45,923
Total Healthcare-Products		5,468,188
Biotechnology - 19.7%
Amgen, Inc.	2,576	422,643
Celgene Corp.*	3,141	390,835
Gilead Sciences, Inc.	5,520	374,918
Biogen, Inc.*	1,139	311,425
Regeneron Pharmaceuticals, Inc.*	659	255,369
Vertex Pharmaceuticals, Inc.*	2,099	229,526
Illumina, Inc.*	1,239	211,423
Alexion Pharmaceuticals, Inc.*	1,717	208,169
Incyte Corp.*	1,507	201,441
BioMarin Pharmaceutical, Inc.*	1,760	154,493
Seattle Genetics, Inc.*	1,860	116,920
Exelixis, Inc.*	4,710	102,066
Bioverativ, Inc.*	1,859	101,240
United Therapeutics Corp.*	740	100,181
Bio-Rad Laboratories, Inc. — Class A*	490	97,677
Ionis Pharmaceuticals, Inc.*,1	2,170	87,234
Charles River Laboratories International, Inc.*	930	83,654
Alnylam Pharmaceuticals, Inc.*	1,587	81,334

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Biotechnology - 19.7% (continued)
Kite Pharma, Inc.*,1	1,022	$80,217
Bluebird Bio, Inc.*	860	78,174
Medicines Co.*,1	1,506	73,643
Exact Sciences Corp.*,1	2,982	70,435
Sage Therapeutics, Inc.*	950	67,517
Intercept Pharmaceuticals, Inc.*,1	562	63,562
Ultragenyx Pharmaceutical, Inc.*	900	61,002
Juno Therapeutics, Inc.*,1	2,738	60,756
Ligand Pharmaceuticals, Inc. — Class B*,1	560	59,270
Intrexon Corp.*,1	2,970	58,865
Spark Therapeutics, Inc.*	930	49,606
Halozyme Therapeutics, Inc.*,1	3,650	47,304
Myriad Genetics, Inc.*,1	2,398	46,042
Puma Biotechnology, Inc.*	1,160	43,152
Five Prime Therapeutics, Inc.*	1,090	39,404
Alder Biopharmaceuticals, Inc.*	1,870	38,896
Acorda Therapeutics, Inc.*	1,652	34,692
AMAG Pharmaceuticals, Inc.*	1,520	34,276
Total Biotechnology		4,537,361
Healthcare-Services - 14.9%
UnitedHealth Group, Inc.	2,986	489,733
Aetna, Inc.	2,070	264,029
Anthem, Inc.	1,589	262,789
Cigna Corp.	1,658	242,880
HCA Holdings, Inc.*	2,675	238,048
Humana, Inc.	1,027	211,706
Quintiles IMS Holdings, Inc.*	2,170	174,750
Laboratory Corp. of America Holdings*	1,068	153,226
Quest Diagnostics, Inc.	1,504	147,678
DaVita, Inc.*	2,164	147,087
Centene Corp.*	2,008	143,090
Universal Health Services, Inc. — Class B	1,136	141,375
Envision Healthcare Corp.*	1,712	104,980
MEDNAX, Inc.*	1,480	102,682
WellCare Health Plans, Inc.*	700	98,147
Acadia Healthcare Co., Inc.*	1,826	79,614
HealthSouth Corp.	1,840	78,770
LifePoint Health, Inc.*	1,025	67,138
Brookdale Senior Living, Inc. — Class A*	4,910	65,941
Molina Healthcare, Inc.*	1,420	64,752
Tenet Healthcare Corp.*	3,002	53,165
Magellan Health, Inc.*	760	52,478
Air Methods Corp.*	1,160	49,880
Total Healthcare-Services		3,433,938
Electronics - 2.4%
Agilent Technologies, Inc.	3,152	166,646
Waters Corp.*	913	142,710
Mettler-Toledo International, Inc.*	294	140,800
PerkinElmer, Inc.	1,780	103,347
Total Electronics		553,503
Software - 2.2%
Cerner Corp.*	3,044	179,139
Veeva Systems, Inc. — Class A*	2,093	107,329
athenahealth, Inc.*,1	740	83,391
Medidata Solutions, Inc.*	1,265	72,978
Allscripts Healthcare Solutions, Inc.*	4,798	60,839
Total Software		503,676
Commercial Services - 0.8%
PAREXEL International Corp.*	1,133	71,504
Incorporated Research Holdings, Inc. — Class A*	1,355	62,127
HealthEquity, Inc.*	1,450	61,553
Total Commercial Services		195,184
Total Common Stocks
(Cost $12,973,198)		22,960,061

RIGHTS††† - 0.0%**
Dyax Corp.
Expires 01/25/18*	3,790	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$150,723	150,723
Total Repurchase Agreement
(Cost $150,723)		150,723

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
First American Government Obligations Fund — Class Z, 0.61%[4]	810,836	810,836
Total Securities Lending Collateral
(Cost $810,836)		810,836
Total Investments - 103.8%
(Cost $13,934,757)		$23,921,620
Other Assets & Liabilities, net - (3.8)%		(871,079)
Total Net Assets - 100.0%		$23,050,541

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 5.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$22,960,061	$—	$—		$22,960,061
Repurchase Agreement	—	150,723	—		150,723
Rights	—	—	—	*	—
Securities Lending Collateral	810,836	—	—		810,836
Total	$23,770,897	$150,723	$—		$23,921,620

* Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 7.0%
iShares iBoxx $ High Yield Corporate Bond ETF	3,567	$313,111
SPDR Bloomberg Barclays High Yield Bond ETF	8,306	306,741
Total Exchange-Traded Funds
(Cost $554,510)		619,852

MUTUAL FUNDS† - 58.5%
Guggenheim Strategy Fund II1	107,439	2,685,969
Guggenheim Strategy Fund I1	99,161	2,483,990
Total Mutual Funds
(Cost $5,127,202)		5,169,959

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.6%
Federal Home Loan Bank[2]
0.53% due 04/03/17	$600,000	599,982
Fannie Mae[3]
0.70% due 04/03/17	75,000	74,997
Total Federal Agency Discount Notes
(Cost $674,979)		674,979

FEDERAL AGENCY NOTES†† - 5.7%
Federal Farm Credit Bank[2]
1.13% due 01/23/18[4]	500,000	501,335
Total Federal Agency Notes
(Cost $500,781)		501,335

REPURCHASE AGREEMENTS††,5 - 15.8%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	350,419	350,419
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	350,419	350,419
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	350,419	350,419
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	350,419	350,419
Total Repurchase Agreements
(Cost $1,401,676)		1,401,676
Total Investments - 94.6%
(Cost $8,259,148)		$8,367,801
Other Assets & Liabilities, net - 5.4%		474,475
Total Net Assets - 100.0%		$8,842,276

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $7,534,000)	64	$7,807

Units
OTC EQUITY SWAP AGREEMENTS††
Goldman Sachs International May 2017 iShares iBOXX $ High Yield Corporate Bond Swap 0.45%[7], Terminating 05/03/17 (Notional Value $209,706)	2,389	$1,335

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,6
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.28 Index	Barclays Bank plc	ICE	5.00%	06/20/22	$7,550,000	$(8,093,600)	$488,553	$55,047

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	Credit Default Swaps — See Note 2.
[7]	Total Return based on iShares iBOXX $ High Yield Corporate Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company
CDX.NA.HY.28 Index ─ Credit Default Swap North American High Yield Series 28 Index
ICE ─ Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$55,047	$—	$55,047
Equity Swap Agreements	—	—	—	1,335	—	1,335
Exchange-Traded Funds	619,852	—	—	—	—	619,852
Federal Agency Discount Notes	—	—	674,979	—	—	674,979
Federal Agency Notes	—	—	501,335	—	—	501,335
Interest Rate Futures Contracts	—	7,807	—	—	—	7,807
Mutual Funds	5,169,959	—	—	—	—	5,169,959
Repurchase Agreements	—	—	1,401,676	—	—	1,401,676
Total	$5,789,811	$7,807	$2,577,990	$56,382	$—	$8,431,990

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 50.4%
Alphabet, Inc. — Class A*	603	$511,224
Amazon.com, Inc.*	504	446,816
Facebook, Inc. — Class A*	3,074	436,661
Priceline Group, Inc.*	118	210,037
Netflix, Inc.*	1,178	174,120
Yahoo!, Inc.*	3,059	141,968
Alibaba Group Holding Ltd. ADR*	1,292	139,316
eBay, Inc.*	3,874	130,050
Baidu, Inc. ADR*	664	114,553
Symantec Corp.	3,042	93,329
Expedia, Inc.	726	91,600
JD.com, Inc. ADR*	2,681	83,406
Ctrip.com International Ltd. ADR*	1,589	78,099
Twitter, Inc.*	4,667	69,772
Palo Alto Networks, Inc.*	601	67,721
F5 Networks, Inc.*	447	63,729
VeriSign, Inc.*	731	63,677
MercadoLibre, Inc.	283	59,846
Weibo Corp. ADR*	1,091	56,929
SINA Corp.*	781	56,326
GoDaddy, Inc. — Class A*	1,436	54,424
TripAdvisor, Inc.*	1,231	53,130
Shopify, Inc. — Class A*,1	780	53,110
Zillow Group, Inc. — Class A*	1,531	51,763
IAC/InterActiveCorp*	698	51,457
Zillow Group, Inc. — Class C*,1	1,511	50,875
Vipshop Holdings Ltd. ADR*	3,781	50,439
YY, Inc. ADR*	1,058	48,784
58.com, Inc. ADR*	1,306	46,219
Match Group, Inc.*,1	2,680	43,764
Wayfair, Inc. — Class A*,1	997	40,369
Pandora Media, Inc.*,1	3,055	36,080
GrubHub, Inc.*,1	1,071	35,225
Liberty Expedia Holdings, Inc. — Class A*	745	33,883
Yelp, Inc. — Class A*	1,032	33,798
WebMD Health Corp. — Class A*	585	30,818
Cogent Communications Holdings, Inc.	705	30,350
Stamps.com, Inc.*,1	244	28,877
Shutterfly, Inc.*	574	27,718
Shutterstock, Inc.*,1	616	25,472
NIC, Inc.	1,194	24,119
Etsy, Inc.*	2,253	23,949
comScore, Inc.*	1,093	23,598
Total Internet		3,987,400
Telecommunications - 13.4%
Cisco Systems, Inc.	8,199	277,126
Motorola Solutions, Inc.	941	81,133
Juniper Networks, Inc.	2,475	68,879
Arista Networks, Inc.*	511	67,590
CommScope Holding Company, Inc.*	1,500	62,565
LogMeIn, Inc.	498	48,555
ARRIS International plc*	1,833	48,483
Ubiquiti Networks, Inc.*	841	42,269
ViaSat, Inc.*	637	40,653
Ciena Corp.*	1,667	39,358
Finisar Corp.*	1,377	37,647
InterDigital, Inc.	428	36,936
Viavi Solutions, Inc.*	3,177	34,057
Acacia Communications, Inc.*,1	580	34,000
Oclaro, Inc.*	2,819	27,683
Ixia*	1,400	27,510
NETGEAR, Inc.*	520	25,766
Infinera Corp.*	2,353	24,071
ADTRAN, Inc.	1,026	21,290
Gogo, Inc.*,1	1,517	16,687
Total Telecommunications		1,062,258
Software - 11.6%
salesforce.com, Inc.*	1,974	162,836
Intuit, Inc.	978	113,439
Red Hat, Inc.*	982	84,943
NetEase, Inc. ADR	287	81,508
Citrix Systems, Inc.*	928	77,386
Akamai Technologies, Inc.*	1,108	66,148
Veeva Systems, Inc. — Class A*	1,117	57,280
Momo, Inc. ADR*	1,450	49,402
j2 Global, Inc.	507	42,542
Allscripts Healthcare Solutions, Inc.*	2,574	32,638
Twilio, Inc. — Class A*,1	1,130	32,623
Cornerstone OnDemand, Inc.*	800	31,112
New Relic, Inc.*	820	30,397
2U, Inc.*	750	29,745
SPS Commerce, Inc.*	370	21,641
Total Software		913,640
Semiconductors - 5.0%
Broadcom Ltd.	916	200,567
QUALCOMM, Inc.	3,418	195,988
Total Semiconductors		396,555
Diversified Financial Services - 4.8%
Charles Schwab Corp.	3,721	151,853
TD Ameritrade Holding Corp.	2,416	93,886
E*TRADE Financial Corp.*	1,858	64,826
BGC Partners, Inc. — Class A	3,357	38,136
LendingClub Corp.*	5,717	31,386
Total Diversified Financial Services		380,087
Commercial Services - 4.3%
PayPal Holdings, Inc.*	3,614	155,474
CoStar Group, Inc.*	265	54,913
Live Nation Entertainment, Inc.*	1,796	54,545
Cimpress N.V.*	591	50,938
NutriSystem, Inc.	510	28,305
Total Commercial Services		344,175
Computers - 3.6%
Check Point Software Technologies Ltd.*	705	72,375
BlackBerry Ltd.*	7,160	55,490
Brocade Communications Systems, Inc.	3,882	48,447
NetScout Systems, Inc.*	1,053	39,961
Lumentum Holdings, Inc.*	736	39,266

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 3.6% (continued)
Nutanix, Inc. — Class A*,1	1,770	$33,223
Total Computers		288,762
Media - 2.3%
Time Warner, Inc.	1,901	185,747
REITs - 1.6%
Equinix, Inc.	310	124,115
Retail - 1.2%
Liberty Interactive Corporation QVC Group — Class A*	3,210	64,264
HSN, Inc.	820	30,422
Total Retail		94,686
Aerospace & Defense - 1.0%
Harris Corp.	712	79,224
Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,560	21,996
Total Common Stocks
(Cost $4,571,235)		7,878,645

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$57,201	57,201
Total Repurchase Agreement
(Cost $57,201)		57,201

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.1%
First American Government Obligations Fund - Class Z, 0.61%[4]	324,155	324,155
Total Securities Lending Collateral
(Cost $324,155)		324,155
Total Investments - 104.3%
(Cost $4,952,591)		$8,260,001
Other Assets & Liabilities, net - (4.3)%		(340,903)
Total Net Assets - 100.0%		$7,919,098

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,878,645	$—	$—	$7,878,645
Repurchase Agreement	—	57,201	—	57,201
Securities Lending Collateral	324,155	—	—	324,155
Total	$8,202,800	$57,201	$—	$8,260,001

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 36.1%
Guggenheim Strategy Fund I1	16,401	$410,838
Guggenheim Strategy Fund II1	8,590	214,758
Total Mutual Funds
(Cost $619,883)		625,596

	Face Amount
FEDERAL AGENCY NOTES†† - 23.1%
Federal Home Loan Bank[2]
0.63% due 05/30/17	$300,000	299,914
Federal Farm Credit Bank[2]
0.93% due 04/03/17[3]	100,000	100,000
Total Federal Agency Notes
(Cost $400,010)		399,914

FEDERAL AGENCY DISCOUNT NOTES†† - 2.9%
Freddie Mac[4]
0.68% due 04/06/17	50,000	49,995
Total Federal Agency Discount Notes
(Cost $49,995)		49,995

REPURCHASE AGREEMENTS††,5 - 16.8%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	238,623	238,623
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	17,833	17,833
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	17,833	17,833
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	17,833	17,833
Total Repurchase Agreements
(Cost $292,122)		292,122
Total Investments - 78.9%
(Cost $1,362,010)		$1,367,627
Other Assets & Liabilities, net - 21.1%		366,293
Total Net Assets - 100.0%		$1,733,920

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2017 Dow Jones Industrial Average Index Swap 1.31%[7], Terminating 04/28/17 (Notional Value $2,449,424)	119	$7,923
BNP Paribas April 2017 Dow Jones Industrial Average Index Swap 0.73%[7], Terminating 04/28/17 (Notional Value $1,006,730)	49	2,042
(Total Notional Value $3,456,154)		$9,965

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[7]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$9,965	$—	$9,965
Federal Agency Discount Notes	—	49,995	—	—	49,995
Federal Agency Notes	—	399,914	—	—	399,914
Mutual Funds	625,596	—	—	—	625,596
Repurchase Agreements	—	292,122	—	—	292,122
Total	$625,596	$742,031	$9,965	$—	$1,377,592

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 54.7%
Guggenheim Strategy Fund II1	66,457	$1,661,431
Guggenheim Strategy Fund I1	61,868	1,549,800
Total Mutual Funds
(Cost $3,191,114)		3,211,231

	Face Amount
FEDERAL AGENCY NOTES†† - 15.4%
Federal Farm Credit Bank[2]
0.93% due 04/03/17[3]	$520,000	520,000
1.07% due 09/18/17[3]	150,000	150,161
Total Federal Farm Credit Bank		670,161
Freddie Mac[4]
0.80% due 11/22/19[5]	235,000	234,644
Total Federal Agency Notes
(Cost $903,938)		904,805

FEDERAL AGENCY DISCOUNT NOTES†† - 11.9%
Freddie Mac[4]
0.68% due 04/06/17	500,000	499,953
Federal Home Loan Bank[2]
0.63% due 04/03/17	200,000	199,992
Total Federal Agency Discount Notes
(Cost $699,945)		699,945

REPURCHASE AGREEMENTS†† - 101.6%
Individual Repurchase Agreements[6]
Barclays Capital issued 03/31/17 at 0.55% due 04/03/17 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 02/15/47 as collateral, with a value of $3,190,560) to be repurchased at $3,128,142	3,127,999	3,127,999
Mizuho Securities LLC issued 03/31/17 at 0.75% due 04/03/17 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 02/15/47 as collateral, with a value of $1,695,308) to be repurchased at $1,662,171	1,662,067	1,662,067
Joint Repurchase Agreements[7]
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	292,502	292,502
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	292,502	292,502
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	292,502	292,502
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	292,502	292,502
Total Repurchase Agreements
(Cost $5,960,074)		5,960,074
Total Investments - 183.6%
(Cost $10,755,071)		$10,776,055

U.S. Government Securities Sold Short†† - (83.1)%
U.S. Treasury Bond
3.00% due 02/15/47	4,900,000	(4,879,329)
Total U.S. Government Securities Sold Short
(Proceeds $4,858,834)		(4,879,329)
Other Assets & Liabilities, net - (0.5)%		(27,885)
Total Net Assets - 100.0%		$5,868,841

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,123,938)	7	$(4,683)

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[7]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$699,945	$—	$699,945
Federal Agency Notes	—	—	904,805	—	904,805
Mutual Funds	3,211,231	—	—	—	3,211,231
Repurchase Agreements	—	—	5,960,074	—	5,960,074
Total	$3,211,231	$—	$7,564,824	$—	$10,776,055

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$4,683	$—	$—	$4,683
U.S. Government Securities	—	—	4,879,329	—	4,879,329
Total	$—	$4,683	$4,879,329	$—	$4,884,012

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 56.2%
Guggenheim Strategy Fund I1	3,889	$97,418
Guggenheim Strategy Fund II1	3,131	78,278
Total Mutual Funds
(Cost $174,308)		175,696

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.6%
Freddie Mac[2]
0.68% due 04/06/17	$20,000	19,998
Fannie Mae[2]
0.70% due 04/03/17	10,000	10,000
Total Federal Agency Discount Notes
(Cost $29,998)		29,998

FEDERAL AGENCY NOTES†† - 6.4%
Federal Farm Credit Bank[3]
0.93% due 04/03/17[4]	20,000	20,000
Total Federal Agency Notes
(Cost $20,000)		20,000

REPURCHASE AGREEMENTS††,5 - 30.9%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	61,476	61,476
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	11,629	11,629
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	11,629	11,629
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	11,629	11,629
Total Repurchase Agreements
(Cost $96,363)		96,363
Total Investments - 103.1%
(Cost $320,669)		$322,057
Other Assets & Liabilities, net - (3.1)%		(9,817)
Total Net Assets - 100.0%		$312,240

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2017 S&P MidCap 400 Index Swap 1.06%[7], Terminating 04/28/17 (Notional Value $84,724)	49	$(47)
Goldman Sachs International April 2017 S&P MidCap 400 Index Swap 1.01%[7], Terminating 04/27/17 (Notional Value $82,284)	48	(1,368)
BNP Paribas April 2017 S&P MidCap 400 Index Swap 0.58%[7], Terminating 04/28/17 (Notional Value $146,589)	85	(2,327)
(Total Notional Value $313,597)		$(3,742)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[7]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$29,998	$—	$—	$29,998
Federal Agency Notes	—	20,000	—	—	20,000
Mutual Funds	175,696	—	—	—	175,696
Repurchase Agreements	—	96,363	—	—	96,363
Total	$175,696	$146,361	$—	$—	$322,057

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$3,742	$—	$3,742

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 55.3%
Guggenheim Strategy Fund II1	16,023	$400,575
Guggenheim Strategy Fund I1	15,289	382,986
Total Mutual Funds
(Cost $776,151)		783,561

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.8%
Freddie Mac[2]
0.68% due 04/06/17	$75,000	74,993
Fannie Mae[2]
0.70% due 04/03/17	50,000	49,998
Total Federal Agency Discount Notes
(Cost $124,991)		124,991

FEDERAL AGENCY NOTES†† - 3.5%
Federal Farm Credit Bank[3]
0.93% due 04/03/17[4]	50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

REPURCHASE AGREEMENTS††,5 - 32.9%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	203,450	203,450
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	87,964	87,964
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	87,964	87,964
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	87,964	87,964
Total Repurchase Agreements
(Cost $467,342)		467,342
Total Investments - 100.5%
(Cost $1,418,484)		$1,425,894
Other Assets & Liabilities, net - (0.5)%		(7,119)
Total Net Assets - 100.0%		$1,418,775

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $217,460)	2	$(2,031)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2017 NASDAQ-100 Index Swap 1.11%[7], Terminating 04/28/17 (Notional Value $290,282)	53	$209
BNP Paribas April 2017 NASDAQ-100 Index Swap 0.73%[7], Terminating 04/28/17 (Notional Value $257,049)	47	(2,301)
Goldman Sachs International April 2017 NASDAQ-100 Index Swap 1.26%[7], Terminating 04/27/17 (Notional Value $659,293)	121	(7,499)
(Total Notional Value $1,206,624)		$(9,591)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[7]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$209	$—	$209
Federal Agency Discount Notes	—	—	124,991	—	—	124,991
Federal Agency Notes	—	—	50,000	—	—	50,000
Mutual Funds	783,561	—	—	—	—	783,561
Repurchase Agreements	—	—	467,342	—	—	467,342
Total	$783,561	$—	$642,333	$209	$—	$1,426,103

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,031	$—	$—	$—	$2,031
Equity Index Swap Agreements	—	—	—	9,800	—	9,800
Total	$—	$2,031	$—	$9,800	$—	$11,831

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 41.2%
Guggenheim Strategy Fund II1	22,653	$566,336
Guggenheim Strategy Fund I1	20,492	513,318
Total Mutual Funds
(Cost $1,073,231)		1,079,654

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 34.4%
Federal Home Loan Bank[2]
0.75% due 04/13/17	$400,000	399,901
0.63% due 04/03/17	100,000	99,996
Total Federal Home Loan Bank		499,897
Fannie Mae[3]
0.70% due 04/03/17	200,000	199,992
Freddie Mac[3]
0.68% due 04/06/17	200,000	199,981
Total Federal Agency Discount Notes
(Cost $899,870)		899,870

FEDERAL AGENCY NOTES†† - 7.6%
Federal Farm Credit Bank[2]
0.93% due 04/03/17[4]	200,000	200,000
Total Federal Agency Notes
(Cost $200,002)		200,000

REPURCHASE AGREEMENTS††,5 - 181.7%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	1,528,479	1,528,479
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	1,075,503	1,075,503
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	1,075,502	1,075,502
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	1,075,502	1,075,502
Total Repurchase Agreements
(Cost $4,754,986)		4,754,986
Total Investments - 264.9%
(Cost $6,928,089)		$6,934,510
Other Assets & Liabilities, net - (164.9)%		(4,316,864)
Total Net Assets - 100.0%		$2,617,646

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $69,190)	1	$(1,937)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2017 Russell 2000 Index Swap 0.31%[7], Terminating 04/28/17 (Notional Value $883,242)	637	$(1,859)
Goldman Sachs International April 2017 Russell 2000 Index Swap 0.51%[7], Terminating 04/27/17 (Notional Value $297,220)	214	(6,553)
BNP Paribas April 2017 Russell 2000 Index Swap 0.08%[7], Terminating 04/28/17 (Notional Value $775,014)	559	(18,878)
(Total Notional Value $1,955,476)		$(27,290)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[7]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$899,870	$—	$—	$899,870
Federal Agency Notes	—	—	200,000	—	—	200,000
Mutual Funds	1,079,654	—	—	—	—	1,079,654
Repurchase Agreements	—	—	4,754,986	—	—	4,754,986
Total	$1,079,654	$—	$5,854,856	$—	$—	$6,934,510

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,937	$—	$—	$—	$1,937
Equity Index Swap Agreements	—	—	—	27,290	—	27,290
Total	$—	$1,937	$—	$27,290	$—	$29,227

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 61.3%
Guggenheim Strategy Fund II1	58,942	$1,473,543
Guggenheim Strategy Fund I1	50,305	1,260,153
Total Mutual Funds
(Cost $2,710,589)		2,733,696

	Face Amount
FEDERAL AGENCY NOTES†† - 15.7%
Federal Farm Credit Bank[2]
0.93% due 04/03/17[3]	$400,000	400,000
Federal Home Loan Bank[2]
0.63% due 05/30/17	300,000	299,914
Total Federal Agency Notes
(Cost $700,013)		699,914

FEDERAL AGENCY DISCOUNT NOTES†† - 4.5%
Freddie Mac[4]
0.68% due 04/06/17	200,000	199,981
Total Federal Agency Discount Notes
(Cost $199,981)		199,981

REPURCHASE AGREEMENTS††,5 - 14.3%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	407,008	407,008
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	76,150	76,150
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	76,150	76,150
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	76,150	76,150
Total Repurchase Agreements
(Cost $635,458)		635,458
Total Investments - 95.8%
(Cost $4,246,041)		$4,269,049
Other Assets & Liabilities, net - 4.2%		189,475
Total Net Assets - 100.0%		$4,458,524

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $117,900)	1	$531

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2017 S&P 500 Index Swap 1.16%[7], Terminating 04/28/17 (Notional Value $787,663)	333	$1,838
Goldman Sachs International April 2017 S&P 500 Index Swap 1.36%[7], Terminating 04/27/17 (Notional Value $159,723)	68	(1,447)
BNP Paribas April 2017 S&P 500 Index Swap 0.73%[7], Terminating 04/28/17 (Notional Value $3,338,157)	1,413	(30,093)
(Total Notional Value $4,285,543)		$(29,702)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[7]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$531	$—	$—	$—	$531
Equity Index Swap Agreements	—	—	—	1,838	—	1,838
Federal Agency Discount Notes	—	—	199,981	—	—	199,981
Federal Agency Notes	—	—	699,914	—	—	699,914
Mutual Funds	2,733,696	—	—	—	—	2,733,696
Repurchase Agreements	—	—	635,458	—	—	635,458
Total	$2,733,696	$531	$1,535,353	$1,838	$—	$4,271,418

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$31,540	$—	$31,540

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 58.9%
Guggenheim Strategy Fund II1	28,966	$724,160
Guggenheim Strategy Fund I1	26,693	668,657
Total Mutual Funds
(Cost $1,381,076)		1,392,817

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 12.7%
Fannie Mae[2]
0.70% due 04/03/17	$100,000	99,996
Freddie Mac[2]
0.68% due 04/06/17	100,000	99,991
Federal Home Loan Bank[3]
0.75% due 04/11/17	100,000	99,979
Total Federal Agency Discount Notes
(Cost $299,966)		299,966

FEDERAL AGENCY NOTES†† - 4.2%
Federal Farm Credit Bank[3]
0.93% due 04/03/17[4]	100,000	100,000
Total Federal Agency Notes
(Cost $100,001)		100,000

REPURCHASE AGREEMENTS††,5 - 22.1%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	130,592	130,592
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	130,592	130,592
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	130,593	130,593
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	130,593	130,593
Total Repurchase Agreements
(Cost $522,370)		522,370
Total Investments - 97.9%
(Cost $2,303,413)		$2,315,153
Other Assets & Liabilities, net - 2.1%		50,369
Total Net Assets - 100.0%		$2,365,522

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $4,729,988)	42	$139,352

EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $4,756,250)	50	(71,553)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$139,352	$—	$—	$139,352
Federal Agency Discount Notes	—	—	299,966	—	299,966
Federal Agency Notes	—	—	100,000	—	100,000
Mutual Funds	1,392,817	—	—	—	1,392,817
Repurchase Agreements	—	—	522,370	—	522,370
Total	$1,392,817	$139,352	$922,336	$—	$$2,454,505

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$71,553	$—	$—	$71,553

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Media - 28.6%
Walt Disney Co.	2,253	$255,467
Comcast Corp. — Class A	6,740	253,357
Charter Communications, Inc. — Class A*	583	190,828
Time Warner, Inc.	1,683	164,446
Twenty-First Century Fox, Inc. — Class A	4,640	150,290
CBS Corp. — Class B	1,485	103,000
DISH Network Corp. — Class A*	1,622	102,981
Viacom, Inc. — Class B	1,802	84,009
Discovery Communications, Inc. — Class A*,1	2,740	79,706
Liberty Broadband Corp. — Class C*	880	76,032
Liberty Global plc — Class C*	2,006	70,290
Scripps Networks Interactive, Inc. — Class A	764	59,875
Grupo Televisa SAB ADR	2,235	57,976
News Corp. — Class A	4,080	53,040
TEGNA, Inc.	1,725	44,195
Sinclair Broadcast Group, Inc. — Class A1	972	39,366
AMC Networks, Inc. — Class A*	650	38,142
Cable One, Inc.	60	37,468
Nexstar Media Group, Inc. — Class A	522	36,618
Tribune Media Co. — Class A	920	34,288
Meredith Corp.	510	32,946
Time, Inc.	1,368	26,471
MSG Networks, Inc. — Class A*	1,110	25,919
Scholastic Corp.	520	22,136
Gray Television, Inc.*	1,440	20,880
Total Media		2,059,726
Retail - 18.7%
McDonald's Corp.	1,516	196,488
Starbucks Corp.	3,083	180,016
Yum! Brands, Inc.	1,410	90,099
Chipotle Mexican Grill, Inc. — Class A*	160	71,283
Darden Restaurants, Inc.	771	64,510
Yum China Holdings, Inc.*	2,280	62,016
Domino's Pizza, Inc.	305	56,212
Restaurant Brands International, Inc.	947	52,786
Panera Bread Co. — Class A*,1	184	48,184
Dunkin' Brands Group, Inc.	766	41,885
Cracker Barrel Old Country Store, Inc.[1]	226	35,991
Texas Roadhouse, Inc. — Class A	789	35,134
Wendy's Co.	2,575	35,046
Papa John's International, Inc.	435	34,817
Jack in the Box, Inc.	327	33,262
Cheesecake Factory, Inc.	523	33,137
Dave & Buster's Entertainment, Inc.*	524	32,011
Buffalo Wild Wings, Inc.*	196	29,939
Brinker International, Inc.[1]	640	28,134
Bloomin' Brands, Inc.	1,420	28,017
Shake Shack, Inc. — Class A*	670	22,378
Bob Evans Farms, Inc.	340	22,056
Sonic Corp.	845	21,429
DineEquity, Inc.	350	19,047
Wingstop, Inc.[1]	648	18,325
BJ's Restaurants, Inc.*	450	18,180
Red Robin Gourmet Burgers, Inc.*	290	16,951
Fiesta Restaurant Group, Inc.*	680	16,456
Total Retail		1,343,789
Lodging - 11.4%
Las Vegas Sands Corp.	2,235	127,551
Marriott International, Inc. — Class A	1,247	117,442
Hilton Worldwide Holdings, Inc.	1,424	83,248
MGM Resorts International	2,775	76,035
Melco Crown Entertainment Ltd. ADR	3,759	69,692
Wynn Resorts Ltd.	583	66,818
Wyndham Worldwide Corp.	662	55,800
Hyatt Hotels Corp. — Class A*	920	49,662
Choice Hotels International, Inc.	570	35,682
ILG, Inc.	1,542	32,320
Hilton Grand Vacations, Inc.*	1,107	31,735
Boyd Gaming Corp.*	1,425	31,364
La Quinta Holdings, Inc.*	1,730	23,390
Caesars Entertainment Corp.*	2,370	22,634
Total Lodging		823,373
Agriculture - 10.7%
Philip Morris International, Inc.	2,223	250,977
Altria Group, Inc.	3,054	218,117
Reynolds American, Inc.	2,880	181,498
British American Tobacco plc ADR[1]	920	61,014
Vector Group Ltd.	1,486	30,909
Universal Corp.	360	25,470
Total Agriculture		767,985
Entertainment - 9.1%
Vail Resorts, Inc.	271	52,005
IMAX Corp.*	1,512	51,408
Six Flags Entertainment Corp.	759	45,153
Lions Gate Entertainment Corp. — Class A	1,666	44,249
Cinemark Holdings, Inc.	994	44,073
Lions Gate Entertainment Corp. — Class B*	1,784	43,494
International Game Technology plc	1,730	41,000
Madison Square Garden Co. — Class A*	203	40,541
AMC Entertainment Holdings, Inc. — Class A	1,250	39,313
Regal Entertainment Group — Class A	1,596	36,038
Marriott Vacations Worldwide Corp.	320	31,978
Red Rock Resorts, Inc. — Class A	1,420	31,496
Churchill Downs, Inc.	190	30,182

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Entertainment - 9.1% (continued)
Scientific Games Corp. — Class A*	1,211	$28,640
Penn National Gaming, Inc.*	1,443	26,594
International Speedway Corp. — Class A	660	24,387
SeaWorld Entertainment, Inc.	1,290	23,568
Pinnacle Entertainment, Inc.*	1,044	20,379
Total Entertainment		654,498
Leisure Time - 6.5%
Carnival Corp.	2,115	124,595
Royal Caribbean Cruises Ltd.	894	87,710
Norwegian Cruise Line Holdings Ltd.*	1,261	63,971
Harley-Davidson, Inc.	1,009	61,045
Brunswick Corp.	725	44,370
Polaris Industries, Inc.	494	41,397
Planet Fitness, Inc. — Class A	1,320	25,436
Vista Outdoor, Inc.*	992	20,425
Total Leisure Time		468,949
Beverages - 5.7%
Constellation Brands, Inc. — Class A	656	106,318
Molson Coors Brewing Co. — Class B	887	84,894
Brown-Forman Corp. — Class B	1,730	79,891
Anheuser-Busch InBev S.A. ADR	608	66,734
Diageo plc ADR	448	51,780
Boston Beer Company, Inc. — Class A*,1	170	24,591
Total Beverages		414,208
Software - 3.7%
Activision Blizzard, Inc.	2,348	117,071
Electronic Arts, Inc.*	1,140	102,053
Take-Two Interactive Software, Inc.*	813	48,187
Total Software		267,311
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	673	67,178
Mattel, Inc.	2,214	56,701
Total Toys, Games & Hobbies		123,879
REITs - 1.3%
Gaming and Leisure Properties, Inc.	1,546	51,667
Park Hotels & Resorts, Inc.	1,697	43,562
Total REITs		95,229
Food Service - 0.8%
Aramark	1,536	56,632
Commercial Services - 0.7%
Live Nation Entertainment, Inc.*	1,590	48,288
Miscellaneous Manufacturing - 0.5%
American Outdoor Brands Corp.*,1	1,041	20,622
Sturm Ruger & Company, Inc.[1]	350	18,743
Total Miscellaneous Manufacturing		39,365
Total Common Stocks
(Cost $4,744,638)		7,163,232

RIGHTS††† - 0.0%**
Nexstar Media Group, Inc.
Expires 01/18/19*	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$20,286	20,286
Total Repurchase Agreement
(Cost $20,286)		20,286

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
First American Government Obligations Fund — Class Z, 0.61%[4]	258,889	258,889
Total Securities Lending Collateral
(Cost $258,889)		258,889
Total Investments - 103.3%
(Cost $5,023,813)		$7,442,407
Other Assets & Liabilities, net - (3.3)%		(237,240)
Total Net Assets - 100.0%		$7,205,167

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$7,163,232	$—	$—		$7,163,232
Repurchase Agreement	—	20,286	—		20,286
Rights	—	—	—	*	—
Securities Lending Collateral	258,889	—	—		258,889
Total	$7,422,121	$20,286	$—		$7,442,407

* Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 86.6%
Financial - 24.3%
White Mountains Insurance Group Ltd.[1]	224	$197,094
Chimera Investment Corp.[1]	8,329	168,079
Lazard Ltd. — Class A1	3,645	167,634
Two Harbors Investment Corp.[1]	17,229	165,226
First American Financial Corp.[1]	4,177	164,073
AGNC Investment Corp.[1]	8,227	163,635
Annaly Capital Management, Inc.[1]	14,683	163,128
American Financial Group, Inc.[1]	1,700	162,215
CIT Group, Inc.	3,768	161,760
ProAssurance Corp.[1,2]	2,671	160,928
Starwood Property Trust, Inc.[1]	7,124	160,860
MFA Financial, Inc.[1]	19,868	160,533
Old Republic International Corp.[1]	7,801	159,764
Federated Investors, Inc. — Class B1	6,052	159,410
Navient Corp.[1]	10,800	159,408
SEI Investments Co.[1]	3,135	158,130
Air Lease Corp. — Class A1	4,073	157,829
Principal Financial Group, Inc.[1]	2,500	157,775
Mercury General Corp.[1]	2,572	156,866
Bank of Hawaii Corp.[1]	1,893	155,907
PacWest Bancorp[1]	2,899	154,401
Associated Banc-Corp.[1]	6,317	154,134
Axis Capital Holdings Ltd.[1]	2,297	153,967
T. Rowe Price Group, Inc.[1]	2,256	153,746
Eaton Vance Corp.[1]	3,410	153,314
Artisan Partners Asset Management, Inc. — Class A1	5,550	153,180
Commerce Bancshares, Inc.[1]	2,718	152,643
Invesco Ltd.[1]	4,977	152,446
Cullen/Frost Bankers, Inc.[1]	1,713	152,406
Synovus Financial Corp.[1]	3,714	152,349
Regions Financial Corp.[1]	10,477	152,231
Berkshire Hathaway, Inc. — Class B*,1	910	151,679
East West Bancorp, Inc.[1]	2,928	151,114
American National Insurance Co.[1]	1,276	150,606
Popular, Inc.[1]	3,681	149,927
Aspen Insurance Holdings Ltd.[1]	2,872	149,488
Assured Guaranty Ltd.[1]	4,009	148,774
BOK Financial Corp.[1]	1,898	148,556
Santander Consumer USA Holdings, Inc.*,1	11,100	147,852
TCF Financial Corp.[1]	8,657	147,342
First Horizon National Corp.[1]	7,896	146,076
Voya Financial, Inc.[1]	3,841	145,804
Lincoln National Corp.[1]	2,200	143,990
BB&T Corp.[1]	3,202	143,129
Everest Re Group Ltd.[1]	585	136,779
Raymond James Financial, Inc.[1]	1,634	124,609
Host Hotels & Resorts, Inc.[1]	6,470	120,730
AmTrust Financial Services, Inc.[1]	6,076	112,163
LPL Financial Holdings, Inc.[1]	1,851	73,725
Torchmark Corp.[1]	500	38,520
Nasdaq, Inc.[1]	323	22,432
Citigroup, Inc.[1]	350	20,937
Western Alliance Bancorporation*,1	306	15,022
Erie Indemnity Co. — Class A1	122	14,969
Interactive Brokers Group, Inc. — Class A1	160	5,555
Total Financial		7,554,849
Industrial - 17.9%
Parker-Hannifin Corp.[1]	1,109	177,795
Stanley Black & Decker, Inc.[1]	1,327	176,319
Cognex Corp.[1]	2,000	167,900
Orbital ATK, Inc.[1]	1,700	166,600
Valmont Industries, Inc.[1]	1,059	164,675
HEICO Corp. — Class A1	2,195	164,625
Crane Co.[1]	2,182	163,280
Trimble, Inc.*,1	5,100	163,252
National Instruments Corp.[1]	5,000	162,800
Oshkosh Corp.[1]	2,368	162,422
General Dynamics Corp.[1]	865	161,928
Timken Co.[1]	3,580	161,816
ITT, Inc.[1]	3,905	160,183
Cummins, Inc.[1]	1,059	160,121
Gentex Corp.[1]	7,469	159,314
Boeing Co.[1]	900	159,174
Hexcel Corp.[1]	2,900	158,195
Snap-on, Inc.[1]	936	157,875
Sonoco Products Co.[1]	2,944	155,797
Trinity Industries, Inc.[1]	5,819	154,494
Spirit AeroSystems Holdings, Inc. — Class A1	2,628	152,214
USG Corp.*,1	4,740	150,732
Northrop Grumman Corp.[1]	622	147,936
KBR, Inc.[1]	9,827	147,700
Huntington Ingalls Industries, Inc.	735	147,176
Landstar System, Inc.[1]	1,700	145,605
Graphic Packaging Holding Co.[1]	11,089	142,715
Wabtec Corp.[1,2]	1,824	142,272
AGCO Corp.[1]	2,351	141,483
Lincoln Electric Holdings, Inc.[1]	1,611	139,931
SunPower Corp. — Class A*,1,2	19,770	120,597
Terex Corp.[1]	3,606	113,228
Jacobs Engineering Group, Inc.[1]	1,800	99,504
Cree, Inc.*,1	3,600	96,228
BWX Technologies, Inc.[1]	2,000	95,200
Lockheed Martin Corp.[1]	300	80,280
FLIR Systems, Inc.[1]	1,776	64,433
Fluor Corp.[1]	1,000	52,620
Ingersoll-Rand plc[1]	623	50,662
IDEX Corp.[1]	421	39,368
Owens Corning[1]	335	20,559
Arconic, Inc.[1]	600	15,804
Donaldson Company, Inc.[1]	293	13,337
Total Industrial		5,578,149
Consumer, Cyclical - 12.2%
Darden Restaurants, Inc.[1]	2,105	176,125
Harley-Davidson, Inc.[1]	2,800	169,400
Copa Holdings S.A. — Class A1	1,506	169,048
Vail Resorts, Inc.[1]	874	167,721
Dolby Laboratories, Inc. — Class A1	3,200	167,712

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 86.6% (continued)
Consumer, Cyclical - 12. 2% (continued)
Regal Entertainment Group — Class A1,2	7,235	$163,366
Choice Hotels International, Inc.[1]	2,600	162,760
Dunkin' Brands Group, Inc.[1]	2,937	160,595
Brinker International, Inc.[1,2]	3,651	160,498
Spirit Airlines, Inc.*,1	3,019	160,218
Fastenal Co.[1]	3,107	160,011
Lions Gate Entertainment Corp. — Class A*,1	6,000	159,360
WESCO International, Inc.*,1	2,279	158,504
MSC Industrial Direct Company, Inc. — Class A1	1,531	157,326
HD Supply Holdings, Inc.*,1	3,811	156,727
Alaska Air Group, Inc.[1]	1,695	156,313
WW Grainger, Inc.[1]	671	156,182
General Motors Co.[1]	4,209	148,831
Extended Stay America, Inc.[1]	9,302	148,274
Watsco, Inc.[1]	1,029	147,332
Thor Industries, Inc.[1]	1,412	135,736
GameStop Corp. — Class A	5,949	134,150
PACCAR, Inc.[1]	1,565	105,168
Yum! Brands, Inc.[1]	1,528	97,639
Penske Automotive Group, Inc.[1]	1,192	55,798
Domino's Pizza, Inc.[1]	300	55,290
Six Flags Entertainment Corp.[1]	100	5,949
Total Consumer, Cyclical		3,796,033
Technology - 11.3%
Western Digital Corp.[1]	2,100	173,313
Teradyne, Inc.[1]	5,561	172,947
Apple, Inc.[1]	1,195	171,674
DST Systems, Inc.[1]	1,400	171,500
Texas Instruments, Inc.[1]	2,096	168,854
Atlassian Corporation plc — Class A*,1	5,600	167,720
Skyworks Solutions, Inc.[1]	1,695	166,076
Hewlett Packard Enterprise Co.[1]	7,000	165,900
Synopsys, Inc.*,1	2,300	165,899
HP, Inc.[1]	9,275	165,837
Qorvo, Inc.*,1	2,400	164,544
QUALCOMM, Inc.[1]	2,851	163,476
Cypress Semiconductor Corp.[1]	11,680	160,717
Xerox Corp.[1]	21,865	160,489
Maxim Integrated Products, Inc.[1]	3,548	159,518
Xilinx, Inc.[1]	2,755	159,487
NetApp, Inc.[1]	3,760	157,356
Broadcom Ltd.[1]	700	153,272
Marvell Technology Group Ltd.[1]	10,002	152,631
NCR Corp.*,1	3,286	150,104
CDK Global, Inc.[1]	2,200	143,022
Applied Materials, Inc.[1]	1,908	74,221
Intel Corp.[1]	807	29,108
Total Technology		3,517,665
Consumer, Non-cyclical – 9.8%
IDEXX Laboratories, Inc.*,1	1,100	170,071
Philip Morris International, Inc.[1]	1,500	169,350
Herc Holdings, Inc.*,1	3,382	165,347
Morningstar, Inc.[1]	2,100	165,060
Juno Therapeutics, Inc.*,2	7,400	164,206
Baxter International, Inc.[1]	3,161	163,930
VWR Corp.*,1	5,700	160,740
Cooper Cos., Inc.[1]	800	159,912
Alnylam Pharmaceuticals, Inc.*,1	3,100	158,875
United Rentals, Inc.*,1	1,246	155,812
Teleflex, Inc.[1]	800	154,984
AMERCO[1]	400	152,476
Alkermes plc*,1	2,600	152,101
Blue Buffalo Pet Products, Inc.*,1	6,400	147,200
Seattle Genetics, Inc.*,1	2,300	144,578
West Pharmaceutical Services, Inc.[1]	1,625	132,616
Patheon N.V.*,1	5,009	131,937
Ionis Pharmaceuticals, Inc.*,1,2	2,900	116,580
Quanta Services, Inc.*,1	2,300	85,353
Bruker Corp.[1]	3,061	71,413
Quintiles IMS Holdings, Inc.*,1	610	49,123
Intrexon Corp.*,1,2	2,400	47,568
TransUnion*,1	800	30,680
Total Consumer, Non-cyclical		3,049,912
Communications - 4.3%
Cable One, Inc.[1]	300	187,341
Clear Channel Outdoor Holdings, Inc. — Class A1	29,000	175,450
T-Mobile US, Inc.*,1	2,610	168,580
FactSet Research Systems, Inc.[1,2]	1,000	164,910
United States Cellular Corp.*,1	4,415	164,812
Telephone & Data Systems, Inc.[1]	6,100	161,711
Sprint Corp.*,1	18,082	156,952
Thomson Reuters Corp.[1]	3,600	155,628
Total Communications		1,335,384
Basic Materials - 3.0%
Valvoline, Inc.[1,2]	7,000	171,850
Versum Materials, Inc.[1]	5,256	160,834
AdvanSix, Inc.*,1	5,600	152,992
LyondellBasell Industries N.V. — Class A1	1,652	150,646
Tahoe Resources, Inc.[1]	18,063	145,046
Huntsman Corp.[1]	4,361	107,019
Royal Gold, Inc.[1]	859	60,173
Total Basic Materials		948,560
Energy - 2.9%
HollyFrontier Corp.[1]	5,696	161,424
Targa Resources Corp.[1]	2,631	157,597
Murphy Oil Corp.[1]	4,840	138,376
Frank's International N.V.[1,2]	12,897	136,321
First Solar, Inc.*,1,2	4,649	125,988
Marathon Oil Corp.[1]	5,656	89,364
Marathon Petroleum Corp.[1]	1,655	83,644
Total Energy		892,714
Utilities - 0.8%
AES Corp.[1]	13,933	155,771
Hawaiian Electric Industries, Inc.[1]	2,001	66,653
SCANA Corp.[1]	633	41,367
Total Utilities		263,791
Total Common Stocks
(Cost $25,203,563)		26,937,057

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 2.7%
Guggenheim Strategy Fund I3	32,779	$821,124
Guggenheim Strategy Fund II3	456	11,393
Total Mutual Funds
(Cost $829,685)		832,517

	Face Amount
REPURCHASE AGREEMENT††,4 - 15.6%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$4,867,325	4,867,325
Total Repurchase Agreement
(Cost $4,867,325)		4,867,325

	Shares
SECURITIES LENDING COLLATERAL†,5 - 2.4%
First American Government Obligations Fund — Class Z, 0.61%[6]	762,187	762,187
Total Securities Lending Collateral
(Cost $762,187)		762,187
Total Investments - 107.9%
(Cost $31,662,760)		$33,399,086

COMMON STOCKS SOLD SHORT† - (33.4)%
Basic Materials - (0.3)%
United States Steel Corp.	1,597	(53,995)
Freeport-McMoRan, Inc.*	4,047	(54,068)
Total Basic Materials		(108,063)
Utilities - (0.7)%
NextEra Energy, Inc.	226	(29,012)
NRG Energy, Inc.	2,395	(44,787)
American Water Works Co., Inc.	930	(72,326)
Eversource Energy	1,381	(81,175)
Total Utilities		(227,300)
Industrial - (1.7)%
Deere & Co.	30	(3,266)
Honeywell International, Inc.	34	(4,246)
Johnson Controls International plc	244	(10,277)
United Parcel Service, Inc. — Class B	209	(22,426)
Caterpillar, Inc.	256	(23,747)
Zebra Technologies Corp. — Class A*	782	(71,358)
Roper Technologies, Inc.	369	(76,195)
General Electric Co.	2,668	(79,506)
3M Co.	419	(80,167)
FedEx Corp.	416	(81,182)
Agilent Technologies, Inc.	1,550	(81,949)
Total Industrial		(534,319)
Energy - (1.8)%
Gulfport Energy Corp.*	238	(4,091)
Newfield Exploration Co.*	867	(32,001)
Laredo Petroleum, Inc.*	3,302	(48,209)
Ensco plc — Class A	8,112	(72,602)
Transocean Ltd.*	5,941	(73,966)
Diamondback Energy, Inc.*	775	(80,379)
Parsley Energy, Inc. — Class A*	2,542	(82,640)
Southwestern Energy Co.*	10,426	(85,181)
Weatherford International plc*	13,908	(92,488)
Total Energy		(571,557)
Technology - (2.6)%
NVIDIA Corp.	263	(28,649)
Oracle Corp.	1,316	(58,707)
athenahealth, Inc.*	677	(76,291)
First Data Corp. — Class A*	5,004	(77,562)
International Business Machines Corp.	446	(77,666)
Workday, Inc. — Class A*	949	(79,032)
Splunk, Inc.*	1,279	(79,669)
ServiceNow, Inc.*	919	(80,385)
Allscripts Healthcare Solutions, Inc.*	6,624	(83,992)
Cerner Corp.*	1,437	(84,568)
Conduent, Inc.*	5,046	(84,672)
Total Technology		(811,193)
Communications - (2.9)%
Palo Alto Networks, Inc.*	96	(10,817)
Alphabet, Inc. — Class A*	51	(43,238)
Facebook, Inc. — Class A*	340	(48,297)
TripAdvisor, Inc.*	1,560	(67,330)
Twitter, Inc.*	4,668	(69,787)
Amazon.com, Inc.*	84	(74,469)
Verizon Communications, Inc.	1,604	(78,195)
Groupon, Inc. — Class A*	19,997	(78,588)
DISH Network Corp. — Class A*	1,314	(83,426)
Expedia, Inc.	668	(84,282)
Liberty Expedia Holdings, Inc. — Class A*	1,858	(84,502)
Netflix, Inc.*	572	(84,547)
Priceline Group, Inc.*	50	(88,998)
Total Communications		(896,476)
Financial - (3.3)%
KeyCorp	552	(9,815)
Bank of America Corp.	893	(21,066)
American Tower Corp. — Class A	315	(38,285)
Colony NorthStar, Inc. — Class A	5,737	(74,065)
New York Community Bancorp, Inc.	5,359	(74,865)
Simon Property Group, Inc.	442	(76,037)
CBRE Group, Inc. — Class A*	2,206	(76,747)
Jones Lang LaSalle, Inc.	695	(77,458)
American Homes 4 Rent — Class A	3,430	(78,753)
Outfront Media, Inc.	2,992	(79,438)
Howard Hughes Corp.*	685	(80,316)
Visa, Inc. — Class A	905	(80,427)
Equinix, Inc.	205	(82,076)
SBA Communications Corp.*	700	(84,258)
Realogy Holdings Corp.	2,908	(86,629)
Total Financial		(1,020,235)
Consumer, Cyclical - (9.6)%
Advance Auto Parts, Inc.	249	(36,917)
Dollar General Corp.	596	(41,559)
DR Horton, Inc.	1,339	(44,602)
CalAtlantic Group, Inc.	1,253	(46,925)
World Fuel Services Corp.	1,504	(54,520)
Costco Wholesale Corp.	356	(59,698)
Lululemon Athletica, Inc.*	1,223	(63,437)
Tesla, Inc.*	242	(67,349)
CarMax, Inc.*	1,238	(73,315)
Macy's, Inc.	2,530	(74,989)
Newell Brands, Inc.	1,623	(76,557)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Shares	Value
COMMON STOCKS SOLD SHORT† - (33.4)% (continued)
Consumer, Cyclical - (9.6)% (continued)
Walgreens Boots Alliance, Inc.	930	(77,237)
Target Corp.	1,400	(77,266)
CVS Health Corp.	986	(77,401)
Kohl's Corp.	1,945	(77,430)
Whirlpool Corp.	453	(77,612)
MGM Resorts International	2,851	(78,117)
NIKE, Inc. — Class B	1,416	(78,914)
Under Armour, Inc. — Class C*	4,313	(78,928)
J.C. Penney Company, Inc.*	12,842	(79,107)
Home Depot, Inc.	539	(79,141)
Dillard's, Inc. — Class A	1,516	(79,196)
Kate Spade & Co.*	3,443	(79,981)
TJX Cos., Inc.	1,016	(80,345)
Nordstrom, Inc.	1,732	(80,659)
Brunswick Corp.	1,321	(80,845)
Vista Outdoor, Inc.*	3,927	(80,857)
Mattel, Inc.	3,158	(80,876)
Hanesbrands, Inc.	3,909	(81,151)
Hasbro, Inc.	821	(81,953)
Ralph Lauren Corp. — Class A	1,005	(82,028)
Dollar Tree, Inc.*	1,049	(82,305)
Carter's, Inc.	918	(82,436)
Toll Brothers, Inc.	2,287	(82,583)
Wal-Mart Stores, Inc.	1,150	(82,891)
VF Corp.	1,528	(83,994)
Michael Kors Holdings Ltd.*	2,208	(84,148)
Skechers U.S.A., Inc. — Class A*	3,142	(86,248)
Coach, Inc.	2,111	(87,248)
PVH Corp.	888	(91,881)
Total Consumer, Cyclical		(2,992,646)
Consumer, Non-cyclical - (10.3)%
McKesson Corp.	63	(9,340)
Acadia Healthcare Co., Inc.*	289	(12,600)
Biogen, Inc.*	100	(27,342)
Alexion Pharmaceuticals, Inc.*	250	(30,310)
Clorox Co.	333	(44,898)
Pfizer, Inc.	1,400	(47,894)
Incyte Corp.*	370	(49,458)
Tenet Healthcare Corp.*	3,830	(67,830)
Mallinckrodt plc*	1,551	(69,128)
Mylan N.V.*	1,774	(69,168)
Perrigo Company plc	1,054	(69,975)
Brookdale Senior Living, Inc. — Class A*	5,328	(71,555)
Endo International plc*	6,473	(72,239)
Express Scripts Holding Co.*	1,114	(73,424)
Brown-Forman Corp. — Class B	1,646	(76,012)
Thermo Fisher Scientific, Inc.	497	(76,339)
Merck & Company, Inc.	1,204	(76,502)
Molson Coors Brewing Co. — Class B	800	(76,568)
AmerisourceBergen Corp. — Class A	875	(77,438)
Edgewell Personal Care Co.*	1,060	(77,528)
DaVita, Inc.*	1,145	(77,826)
Bunge Ltd.	985	(78,071)
Zoetis, Inc.	1,468	(78,347)
UnitedHealth Group, Inc.	479	(78,561)
Allergan plc	331	(79,083)
Service Corp. International	2,572	(79,423)
Sysco Corp.	1,531	(79,490)
Kroger Co.	2,712	(79,977)
Johnson & Johnson	644	(80,210)
Coca-Cola Co.	1,890	(80,212)
Akorn, Inc.*	3,333	(80,259)
Eli Lilly & Co.	955	(80,325)
Whole Foods Market, Inc.	2,706	(80,422)
PayPal Holdings, Inc.*	1,872	(80,533)
Centene Corp.*	1,131	(80,595)
Celgene Corp.*	653	(81,253)
PepsiCo, Inc.	729	(81,546)
US Foods Holding Corp.*	2,920	(81,702)
Regeneron Pharmaceuticals, Inc.*	212	(82,152)
AbbVie, Inc.	1,266	(82,493)
Constellation Brands, Inc. — Class A	509	(82,494)
ServiceMaster Global Holdings, Inc.*	2,024	(84,502)
Graham Holdings Co. — Class B	142	(85,136)
H&R Block, Inc.	3,689	(85,769)
Sprouts Farmers Market, Inc.*	4,439	(102,630)
Total Consumer, Non-cyclical		(3,218,559)
Total Common Stocks Sold Short
(Proceeds $10,167,295)		(10,380,348)
Total Securities Sold Short- (33.4)%
(Proceeds $10,167,295)		$(10,380,348)
Other Assets & Liabilities, net - 26.0%		8,092,515
Total Net Assets - 100.0%		$31,111,253

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $117,900)	1	$973

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[2]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[3]	Affiliated issuer — See Note 6.
[4]	Repurchase Agreement — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$26,937,057	$—	$—	$—	$—	$26,937,057
Equity Futures Contracts	—	973	—	—	—	973
Mutual Funds	832,517	—	—	—	—	832,517
Repurchase Agreement	—	—	4,867,325	—	—	4,867,325
Securities Lending Collateral	762,187	—	—	—	—	762,187
Total	$28,531,761	$973	$4,867,325	$—	$—	$33,400,059

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$10,380,348	$—	$—	$—	$—	$10,380,348

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 30.3%
Financial - 7.3%
SVB Financial Group*	76	$14,142
Everest Re Group Ltd.	60	14,029
Duke Realty Corp.	518	13,607
Alleghany Corp.*	22	13,522
Reinsurance Group of America, Inc. — Class A	94	11,936
Signature Bank*	78	11,575
East West Bancorp, Inc.	210	10,838
Kilroy Realty Corp.	142	10,236
Camden Property Trust	127	10,219
American Financial Group, Inc.	106	10,115
WR Berkley Corp.	141	9,959
New York Community Bancorp, Inc.	711	9,933
SEI Investments Co.	195	9,836
Omega Healthcare Investors, Inc.	287	9,467
National Retail Properties, Inc.	214	9,335
PacWest Bancorp	175	9,321
American Campus Communities, Inc.	194	9,232
Lamar Advertising Co. — Class A	121	9,044
RenaissanceRe Holdings Ltd.	60	8,679
Liberty Property Trust	214	8,250
Douglas Emmett, Inc.	212	8,141
SLM Corp.*	625	7,563
Hospitality Properties Trust	239	7,535
Eaton Vance Corp.	167	7,508
Cullen/Frost Bankers, Inc.	83	7,385
Jones Lang LaSalle, Inc.	66	7,356
Synovus Financial Corp.	178	7,302
Old Republic International Corp.	356	7,291
Highwoods Properties, Inc.	148	7,271
Commerce Bancshares, Inc.	127	7,132
Prosperity Bancshares, Inc.	101	7,041
Senior Housing Properties Trust	346	7,007
Brown & Brown, Inc.	167	6,967
PrivateBancorp, Inc. — Class A	117	6,946
FNB Corp.	467	6,944
Bank of the Ozarks, Inc.	133	6,917
EPR Properties	93	6,848
Webster Financial Corp.	134	6,705
DCT Industrial Trust, Inc.	134	6,448
First Horizon National Corp.	340	6,290
First American Financial Corp.	160	6,285
Medical Properties Trust, Inc.	467	6,020
Texas Capital Bancshares, Inc.*	72	6,008
Taubman Centers, Inc.	88	5,810
Weingarten Realty Investors	172	5,743
Umpqua Holdings Corp.	321	5,695
Hancock Holding Co.	123	5,603
Life Storage, Inc.	68	5,584
Hanover Insurance Group, Inc.	62	5,584
CyrusOne, Inc.	108	5,559
Healthcare Realty Trust, Inc.	170	5,525
Primerica, Inc.	67	5,507
Associated Banc-Corp.	221	5,392
CoreCivic, Inc.	171	5,373
Chemical Financial Corp.	104	5,320
Uniti Group, Inc.	204	5,273
Wintrust Financial Corp.	76	5,253
CNO Financial Group, Inc.	253	5,187
Bank of Hawaii Corp.	62	5,106
Rayonier, Inc.	179	5,073
GEO Group, Inc.[1]	109	5,054
Cousins Properties, Inc.	609	5,036
Stifel Financial Corp.*	99	4,969
UMB Financial Corp.	64	4,820
LaSalle Hotel Properties	165	4,777
Corporate Office Properties Trust	144	4,766
Tanger Factory Outlet Centers, Inc.	140	4,588
First Industrial Realty Trust, Inc.	171	4,554
Legg Mason, Inc.	126	4,550
Fulton Financial Corp.	254	4,534
Valley National Bancorp	384	4,531
Aspen Insurance Holdings Ltd.	87	4,528
MB Financial, Inc.	104	4,453
Education Realty Trust, Inc.	107	4,371
Washington Federal, Inc.	130	4,303
TCF Financial Corp.	249	4,238
Cathay General Bancorp	109	4,107
BancorpSouth, Inc.	124	3,751
Federated Investors, Inc. — Class B	135	3,556
Mack-Cali Realty Corp.	131	3,529
Urban Edge Properties	134	3,524
Care Capital Properties, Inc.	122	3,278
Mercury General Corp.	53	3,232
Trustmark Corp.	99	3,147
International Bancshares Corp.	85	3,009
Genworth Financial, Inc. — Class A*	726	2,991
Alexander & Baldwin, Inc.	67	2,983
Kemper Corp.	71	2,833
Janus Capital Group, Inc.	209	2,759
Potlatch Corp.	59	2,696
Quality Care Properties, Inc.*	136	2,565
Washington Prime Group, Inc.	270	2,346
Waddell & Reed Financial, Inc. — Class A1	123	2,091
Total Financial		593,241
Industrial - 5.7%
Huntington Ingalls Industries, Inc.	67	13,416
Packaging Corporation of America	137	12,552
Trimble, Inc.*	367	11,748
AO Smith Corp.	214	10,947
Cognex Corp.	125	10,493
IDEX Corp.	111	10,380
Carlisle Companies, Inc.	94	10,003
Wabtec Corp.[1]	126	9,828
Keysight Technologies, Inc.*	266	9,613
Nordson Corp.	78	9,582
Arrow Electronics, Inc.*	130	9,543
B/E Aerospace, Inc.	148	9,488

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Industrial - 5.7% (continued)
Lennox International, Inc.	56	$9,369
Hubbell, Inc.	75	9,004
Gentex Corp.	418	8,915
Donaldson Company, Inc.	192	8,740
Old Dominion Freight Line, Inc.	101	8,642
Avnet, Inc.	188	8,603
Orbital ATK, Inc.	84	8,232
AECOM*	226	8,043
Lincoln Electric Holdings, Inc.	90	7,817
Graco, Inc.	82	7,719
Sonoco Products Co.	145	7,673
Jabil Circuit, Inc.	265	7,664
Oshkosh Corp.	109	7,476
Coherent, Inc.*	36	7,403
Zebra Technologies Corp. — Class A*	77	7,026
AptarGroup, Inc.	91	7,006
Eagle Materials, Inc.	71	6,897
Bemis Company, Inc.	135	6,596
Teledyne Technologies, Inc.*	51	6,450
Genesee & Wyoming, Inc. — Class A*	89	6,040
Curtiss-Wright Corp.	65	5,932
Trinity Industries, Inc.	222	5,894
AGCO Corp.	97	5,837
Kirby Corp.*	78	5,503
Woodward, Inc.	81	5,502
EMCOR Group, Inc.	87	5,477
Crane Co.	73	5,463
Littelfuse, Inc.	33	5,277
ITT, Inc.	128	5,251
Landstar System, Inc.	61	5,225
Louisiana-Pacific Corp.*	210	5,212
Valmont Industries, Inc.	33	5,132
National Instruments Corp.	155	5,047
Energizer Holdings, Inc.	90	5,018
EnerSys	63	4,973
Regal Beloit Corp.	65	4,917
Terex Corp.	154	4,836
Owens-Illinois, Inc.*	236	4,810
SYNNEX Corp.	42	4,701
Tech Data Corp.*	50	4,695
Timken Co.	102	4,610
Kennametal, Inc.	117	4,590
Dycom Industries, Inc.*	46	4,276
Clean Harbors, Inc.*	76	4,227
Belden, Inc.	61	4,221
Joy Global, Inc.	145	4,096
Cree, Inc.*	142	3,796
Esterline Technologies Corp.*	43	3,700
GATX Corp.[1]	57	3,475
KLX, Inc.*	76	3,397
Silgan Holdings, Inc.	55	3,265
MSA Safety, Inc.	46	3,252
Vishay Intertechnology, Inc.	195	3,208
KBR, Inc.	208	3,126
Granite Construction, Inc.	58	2,911
Worthington Industries, Inc.	64	2,886
Knowles Corp.*	129	2,445
Greif, Inc. — Class A	38	2,093
Werner Enterprises, Inc.	65	1,703
Total Industrial		452,887
Consumer, Non-cyclical - 4.8%
ResMed, Inc.	206	14,826
WhiteWave Foods Co. — Class A*	258	14,487
Gartner, Inc.*	120	12,959
Ingredion, Inc.	105	12,646
Align Technology, Inc.*	110	12,618
Teleflex, Inc.	65	12,593
VCA, Inc.*	118	10,797
MarketAxess Holdings, Inc.	55	10,312
ManpowerGroup, Inc.	99	10,154
MEDNAX, Inc.*	137	9,505
WellCare Health Plans, Inc.*	65	9,114
United Therapeutics Corp.*	65	8,799
West Pharmaceutical Services, Inc.	107	8,733
STERIS plc	124	8,613
Bioverativ, Inc.*	157	8,550
Lamb Weston Holdings, Inc.	202	8,496
Service Corp. International	274	8,461
Post Holdings, Inc.*	94	8,227
ABIOMED, Inc.*	59	7,387
TreeHouse Foods, Inc.*	83	7,027
Charles River Laboratories International, Inc.*	69	6,207
Edgewell Personal Care Co.*	84	6,144
Hill-Rom Holdings, Inc.	87	6,142
Masimo Corp.*	65	6,062
Bio-Rad Laboratories, Inc. — Class A*	30	5,980
Live Nation Entertainment, Inc.*	193	5,861
WEX, Inc.*	56	5,796
Hain Celestial Group, Inc.*	151	5,617
HealthSouth Corp.	130	5,565
NuVasive, Inc.*	74	5,527
Bio-Techne Corp.	54	5,489
Flowers Foods, Inc.	268	5,202
Rollins, Inc.	140	5,198
Catalent, Inc.*	182	5,154
Deluxe Corp.	71	5,124
Snyder's-Lance, Inc.	125	5,039
CoreLogic, Inc.*	123	5,009
PAREXEL International Corp.*	74	4,670
Sprouts Farmers Market, Inc.*	187	4,323
Prestige Brands Holdings, Inc.*	77	4,279
Graham Holdings Co. — Class B	7	4,197
LifePoint Health, Inc.*	58	3,799
Avis Budget Group, Inc.*	125	3,697
CEB, Inc.	47	3,694
Helen of Troy Ltd.*	39	3,674
Lancaster Colony Corp.	28	3,608
Endo International plc*	289	3,225
United Natural Foods, Inc.*	74	3,199
Globus Medical, Inc. — Class A*	105	3,110
LivaNova plc*	63	3,088
Owens & Minor, Inc.	89	3,079
Akorn, Inc.*	127	3,058
Sotheby's*	67	3,047

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Consumer, Non-cyclical - 4.8% (continued)
DeVry Education Group, Inc.	83	$2,942
Molina Healthcare, Inc.*	62	2,827
Avon Products, Inc.*	638	2,807
Aaron's, Inc.	93	2,766
Dean Foods Co.	132	2,595
Halyard Health, Inc.*	68	2,590
FTI Consulting, Inc.*	60	2,470
Tenet Healthcare Corp.*	116	2,054
Boston Beer Company, Inc. — Class A*,1	14	2,025
Tootsie Roll Industries, Inc.	27	999
Total Consumer, Non-cyclical		381,242
Consumer, Cyclical - 3.6%
Domino's Pizza, Inc.	70	12,900
NVR, Inc.*,1	5	10,535
JetBlue Airways Corp.*	491	10,120
Toro Co.	158	9,869
Copart, Inc.*	149	9,228
Panera Bread Co. — Class A*,1	31	8,118
Brunswick Corp.	130	7,956
Toll Brothers, Inc.*	215	7,764
Dunkin' Brands Group, Inc.	134	7,327
Pool Corp.	60	7,160
Polaris Industries, Inc.	85	7,123
Cinemark Holdings, Inc.	154	6,828
Thor Industries, Inc.	70	6,729
MSC Industrial Direct Company, Inc. — Class A	65	6,679
Casey's General Stores, Inc.	57	6,398
Carter's, Inc.	71	6,376
Williams-Sonoma, Inc.	118	6,327
Watsco, Inc.	44	6,300
Dick's Sporting Goods, Inc.	128	6,229
Scotts Miracle-Gro Co. — Class A	64	5,977
Cracker Barrel Old Country Store, Inc.[1]	35	5,574
Skechers U.S.A., Inc. — Class A*	195	5,353
CST Brands, Inc.	110	5,290
Jack in the Box, Inc.	46	4,679
Tupperware Brands Corp.	74	4,641
Kate Spade & Co.*	187	4,344
Sally Beauty Holdings, Inc.*	209	4,272
Texas Roadhouse, Inc. — Class A	94	4,186
Cheesecake Factory, Inc.	65	4,118
Dana, Inc.	210	4,055
Nu Skin Enterprises, Inc. — Class A	72	3,999
Cabela's, Inc.*	75	3,983
CalAtlantic Group, Inc.	105	3,932
Wendy's Co.	281	3,824
Buffalo Wild Wings, Inc.*	25	3,819
World Fuel Services Corp.	102	3,698
Michaels Companies, Inc.*	164	3,672
Office Depot, Inc.	750	3,499
American Eagle Outfitters, Inc.	249	3,493
Cooper Tire & Rubber Co.	77	3,415
GameStop Corp. — Class A	148	3,337
Big Lots, Inc.	65	3,164
Tempur Sealy International, Inc.*	68	3,159
Papa John's International, Inc.	39	3,122
Brinker International, Inc.[1]	71	3,121
Urban Outfitters, Inc.*	129	3,065
HNI Corp.	64	2,950
Churchill Downs, Inc.	18	2,859
Deckers Outdoor Corp.*	47	2,807
J.C. Penney Company, Inc.*,1	449	2,766
Herman Miller, Inc.	87	2,745
Chico's FAS, Inc.	188	2,670
TRI Pointe Group, Inc.*	210	2,633
KB Home	121	2,405
Dillard's, Inc. — Class A1	37	1,933
HSN, Inc.	47	1,744
International Speedway Corp. — Class A	37	1,367
Total Consumer, Cyclical		285,636
Technology - 3.5%
Computer Sciences Corp.[1]	206	14,215
CDK Global, Inc.	211	13,718
ANSYS, Inc.*	124	13,252
MSCI, Inc. — Class A	132	12,829
Cadence Design Systems, Inc.*	406	12,748
Broadridge Financial Solutions, Inc.	172	11,687
Leidos Holdings, Inc.	208	10,636
Jack Henry & Associates, Inc.	113	10,520
Teradyne, Inc.	292	9,081
PTC, Inc.*,1	169	8,881
Take-Two Interactive Software, Inc.*	148	8,772
Microsemi Corp.*	168	8,656
Ultimate Software Group, Inc.*	43	8,394
Fortinet, Inc.*	217	8,322
NCR Corp.*	181	8,268
Tyler Technologies, Inc.*	49	7,573
Brocade Communications Systems, Inc.	594	7,413
IPG Photonics Corp.*	55	6,639
Cypress Semiconductor Corp.	478	6,577
j2 Global, Inc.	70	5,874
MAXIMUS, Inc.	94	5,847
Fair Isaac Corp.	45	5,803
Cirrus Logic, Inc.*	94	5,705
DST Systems, Inc.	46	5,635
Manhattan Associates, Inc.*	103	5,361
NetScout Systems, Inc.*	134	5,085
Monolithic Power Systems, Inc.	55	5,066
Science Applications International Corp.	64	4,762
Integrated Device Technology, Inc.*	194	4,592
Silicon Laboratories, Inc.*	61	4,487
ACI Worldwide, Inc.*	171	3,658
Pitney Bowes, Inc.	271	3,553
Diebold Nixdorf, Inc.	110	3,377
Allscripts Healthcare Solutions, Inc.*	263	3,335

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Shares	Value
COMMON STOCKS† - 30.3% (continued)
Technology - 3.5% (continued)
Acxiom Corp.*	114	$3,246
CommVault Systems, Inc.*	61	3,099
VeriFone Systems, Inc.*	163	3,053
Convergys Corp.	138	2,919
NeuStar, Inc. — Class A*	80	2,652
Synaptics, Inc.*	51	2,525
3D Systems Corp.*,1	157	2,349
Total Technology		280,164
Utilities - 1.7%
UGI Corp.	252	12,448
Atmos Energy Corp.	153	12,085
Westar Energy, Inc.	207	11,233
OGE Energy Corp.	291	10,179
Great Plains Energy, Inc.	314	9,175
Aqua America, Inc.	258	8,295
MDU Resources Group, Inc.	284	7,773
National Fuel Gas Co.	124	7,393
Vectren Corp.	121	7,092
WGL Holdings, Inc.	75	6,190
IDACORP, Inc.	73	6,056
Southwest Gas Holdings, Inc.	69	5,721
Hawaiian Electric Industries, Inc.	158	5,263
Black Hills Corp.	78	5,185
ONE Gas, Inc.	76	5,138
New Jersey Resources Corp.	126	4,990
PNM Resources, Inc.	116	4,292
NorthWestern Corp.	70	4,109
Total Utilities		132,617
Basic Materials - 1.7%
Steel Dynamics, Inc.	353	12,270
Valspar Corp.	106	11,759
Ashland Global Holdings, Inc.	91	11,266
RPM International, Inc.	195	10,731
Chemours Co.	267	10,279
United States Steel Corp.	254	8,588
Reliance Steel & Aluminum Co.	106	8,482
Olin Corp.	241	7,922
Royal Gold, Inc.	95	6,655
NewMarket Corp.	13	5,892
Cabot Corp.	91	5,452
Sensient Technologies Corp.	65	5,152
Versum Materials, Inc.	158	4,835
PolyOne Corp.	120	4,091
Minerals Technologies, Inc.	51	3,907
Compass Minerals International, Inc.	49	3,325
Domtar Corp.	91	3,323
Commercial Metals Co.	168	3,214
Allegheny Technologies, Inc.	158	2,838
Carpenter Technology Corp.	68	2,536
Total Basic Materials		132,517
Energy - 1.1%
WPX Energy, Inc.*	577	7,727
Energen Corp.*	141	7,676
HollyFrontier Corp.	258	7,312
Patterson-UTI Energy, Inc.	242	5,873
Nabors Industries Ltd.	416	5,437
QEP Resources, Inc.*	349	4,436
CONSOL Energy, Inc.*	257	4,312
Western Refining, Inc.	116	4,068
Gulfport Energy Corp.*	231	3,971
Ensco plc — Class A	441	3,947
Oceaneering International, Inc.	143	3,872
Murphy USA, Inc.*	51	3,744
SM Energy Co.	143	3,435
Superior Energy Services, Inc.*	223	3,180
First Solar, Inc.*,1	114	3,089
Dril-Quip, Inc.*	55	3,000
Rowan Companies plc — Class A*	183	2,851
NOW, Inc.*	157	2,663
Oil States International, Inc.*	75	2,486
Noble Corporation plc	356	2,204
Diamond Offshore Drilling, Inc.*,1	94	1,571
Total Energy		86,854
Communications - 0.9%
FactSet Research Systems, Inc.	58	9,565
LogMeIn, Inc.	77	7,508
ARRIS International plc*	277	7,327
ViaSat, Inc.*	77	4,914
Ciena Corp.*	206	4,864
AMC Networks, Inc. — Class A*	82	4,812
Cable One, Inc.	7	4,371
InterDigital, Inc.	50	4,315
Frontier Communications Corp.[1]	1,703	3,645
Telephone & Data Systems, Inc.	136	3,605
John Wiley & Sons, Inc. — Class A	65	3,497
Meredith Corp.	53	3,424
WebMD Health Corp. — Class A*	55	2,897
Time, Inc.	144	2,786
Plantronics, Inc.	48	2,597
New York Times Co. — Class A	178	2,563
Total Communications		72,690
Total Common Stocks
(Cost $2,215,875)		2,417,848

MUTUAL FUNDS† - 54.0%
Guggenheim Strategy Fund II2	96,180	2,404,506
Guggenheim Strategy Fund I2	75,914	1,901,654
Total Mutual Funds
(Cost $4,283,461)		4,306,160

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bill
0.52% due 05/11/17[3,4,5]	$250,000	$249,810
Total U.S. Treasury Bills
(Cost $249,854)		249,810

REPURCHASE AGREEMENTS††,6 - 5.9%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[7]	403,432	403,432
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	23,163	23,163
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	23,163	23,163
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	23,163	23,163
Total Repurchase Agreements
(Cost $472,921)		472,921

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.8%
First American Government Obligations Fund — Class Z, 0.61%[9]	65,621	65,621
Total Securities Lending Collateral
(Cost $65,621)		65,621
Total Investments - 94.1%
(Cost $7,287,732)		$7,512,360
Other Assets & Liabilities, net - 5.9%		469,225
Total Net Assets - 100.0%		$7,981,585

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,374,640)	8	$6,629

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 S&P MidCap 400 Index Swap 1.08%[10], Terminating 04/28/17 (Notional Value $3,802,466)	2,211	$58,413
Goldman Sachs International April 2017 S&P MidCap 400 Index Swap 1.31%[10], Terminating 04/27/17 (Notional Value $1,529,711)	890	25,404
Barclays Bank plc April 2017 S&P MidCap 400 Index Swap 1.21%[10], Terminating 04/28/17 (Notional Value $2,863,714)	1,665	1,521
(Total Notional Value $8,195,891)		$85,338
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of March 31, 2017.
[10]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,417,848	$—	$—	$—	$—	$2,417,848
Equity Futures Contracts	—	6,629	—	—	—	6,629
Equity Index Swap Agreements	—	—	—	85,338	—	85,338
Mutual Funds	4,306,160	—	—	—	—	4,306,160
Repurchase Agreements	—	—	472,921	—	—	472,921
Securities Lending Collateral	65,621	—	—	—	—	65,621
U.S. Treasury Bills	—	—	249,810	—	—	249,810
Total	$6,789,629	$6,629	$722,731	$85,338	$—	$7,604,327

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 55.8%
Consumer, Non-cyclical - 13.2%
WhiteWave Foods Co. — Class A*,1	16,034	$900,309
VCA, Inc.*,1	8,351	764,117
Mead Johnson Nutrition Co. — Class A1	7,880	701,950
Zeltiq Aesthetics, Inc.*,1	10,308	573,228
Alere, Inc.*,1	9,874	392,294
Reynolds American, Inc.[1]	4,991	314,533
CEB, Inc.[1]	1,738	136,607
MoneyGram International, Inc.*,1	5,808	97,633
CoreLogic, Inc.*,1	1,617	65,845
ManpowerGroup, Inc.[1]	640	65,645
Euronet Worldwide, Inc.*,1	766	65,508
Charles River Laboratories International, Inc.*,1	710	63,866
Procter & Gamble Co.[1]	710	63,794
Archer-Daniels-Midland Co.[1]	1,379	63,489
Amgen, Inc.[1]	385	63,167
Danaher Corp.[1]	738	63,122
Baxter International, Inc.[1]	1,212	62,854
AbbVie, Inc.[1]	961	62,619
Quanta Services, Inc.*,1	1,685	62,530
JM Smucker Co.[1]	473	62,001
Teleflex, Inc.[1]	320	61,994
Tyson Foods, Inc. — Class A1	1,002	61,833
Bunge Ltd.[1]	780	61,823
Quest Diagnostics, Inc.[1]	627	61,565
Molson Coors Brewing Co. — Class B1	640	61,254
Biogen, Inc.*,1	223	60,973
Johnson & Johnson[1]	487	60,656
Ingredion, Inc.[1]	501	60,335
Spectrum Brands Holdings, Inc.[1]	433	60,191
Cooper Cos., Inc.[1]	292	58,368
Bio-Rad Laboratories, Inc. — Class A*,1	292	58,207
Graham Holdings Co. — Class B1	97	58,156
Post Holdings, Inc.*,1	614	53,737
United Therapeutics Corp.*,1	390	52,798
DaVita, Inc.*,1	752	51,113
KAR Auction Services, Inc.[1]	1,170	51,094
United Rentals, Inc.*,1	334	41,766
WellCare Health Plans, Inc.*,1	292	40,942
Gilead Sciences, Inc.[1]	598	40,616
Universal Health Services, Inc. — Class B1	320	39,824
Universal American Corp.*,1	3,858	38,464
Pfizer, Inc.[1]	974	33,321
OPKO Health, Inc.*,2	4,036	32,288
Laboratory Corp. of America Holdings*,1	195	27,977
Total System Services, Inc.[1]	501	26,783
AMERCO[1]	69	26,302
Anthem, Inc.[1]	139	22,988
Pinnacle Foods, Inc.[1]	376	21,759
MEDNAX, Inc.*,1	195	13,529
Conagra Brands, Inc.[1]	265	10,690
Dr Pepper Snapple Group, Inc.[1]	97	9,498
Merck & Company, Inc.[1]	112	7,116
Church & Dwight Company, Inc.[1]	97	4,837
VWR Corp.*	42	1,184
Hill-Rom Holdings, Inc.[1]	14	988
UnitedHealth Group, Inc.	1	112
Total Consumer, Non-cyclical		6,020,192
Financial – 9.0%
EverBank Financial Corp.[1]	23,966	466,859
Silver Bay Realty Trust Corp.[1]	4,602	98,805
Cardinal Financial Corp.[1]	2,396	71,736
Popular, Inc.[1]	1,629	66,349
Host Hotels & Resorts, Inc.[1]	3,535	65,963
Columbia Property Trust, Inc.[1]	2,923	65,036
Citigroup, Inc.[1]	1,086	64,964
Old Republic International Corp.[1]	3,162	64,757
Air Lease Corp. — Class A1	1,671	64,751
Senior Housing Properties Trust[1]	3,190	64,598
Bank of New York Mellon Corp.[1]	1,365	64,469
Fifth Third Bancorp[1]	2,533	64,339
State Street Corp.[1]	807	64,245
Chimera Investment Corp.[1]	3,175	64,071
Hospitality Properties Trust[1]	2,032	64,069
CNA Financial Corp.[1]	1,448	63,958
Colony NorthStar, Inc. — Class A1	4,927	63,607
EPR Properties[1]	863	63,543
Assured Guaranty Ltd.[1]	1,712	63,532
Southwest Bancorp, Inc.[1]	2,429	63,518
Piedmont Office Realty Trust, Inc. — Class A1	2,966	63,413
Regions Financial Corp.[1]	4,358	63,322
Liberty Property Trust[1]	1,642	63,299
Morgan Stanley[1]	1,476	63,232
Ameriprise Financial, Inc.[1]	487	63,154
Equity Commonwealth*,1	2,019	63,033
Berkshire Hathaway, Inc. — Class B*,1	376	62,672
American Financial Group, Inc.[1]	655	62,500
RenaissanceRe Holdings Ltd.[1]	432	62,489
Retail Properties of America, Inc. — Class A1	4,330	62,439
Kilroy Realty Corp.[1]	863	62,205
Validus Holdings Ltd.[1]	1,100	62,029
Everest Re Group Ltd.[1]	265	61,960
Reinsurance Group of America, Inc. — Class A1	487	61,839
Spirit Realty Capital, Inc.[1]	5,973	60,507
Camden Property Trust[1]	752	60,507
Capital One Financial Corp.[1]	696	60,315
Associated Banc-Corp.[1]	2,465	60,146
Navient Corp.[1]	4,052	59,807
Goldman Sachs Group, Inc.[1]	251	57,660
Aspen Insurance Holdings Ltd.[1]	1,100	57,255
Rayonier, Inc.[1]	1,963	55,631
PNC Financial Services Group, Inc.[1]	459	55,190

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 55.8% (continued)
Financial – 9.0% (continued)
PacWest Bancorp[1]	1,030	$54,858
Pacific Continental Corp.[1]	2,200	53,901
Brandywine Realty Trust[1]	3,132	50,832
E*TRADE Financial Corp.*,1	1,434	50,032
Arch Capital Group Ltd.*,1	516	48,901
Discover Financial Services[1]	710	48,557
SunTrust Banks, Inc.[1]	864	47,779
JPMorgan Chase & Co.[1]	543	47,697
Suffolk Bancorp[1]	1,171	47,320
Prologis, Inc.[1]	905	46,951
Heritage Oaks Bancorp[1]	3,385	45,190
Cascade Bancorp*,1	5,319	41,009
Hartford Financial Services Group, Inc.[1]	813	39,081
Ally Financial, Inc.[1]	1,834	37,285
Lincoln National Corp.[1]	487	31,873
American Homes 4 Rent — Class A1	1,364	31,317
Genworth Financial, Inc. — Class A*,1	7,586	31,254
Zions Bancorporation[1]	668	28,056
Northern Trust Corp.[1]	251	21,732
Omega Healthcare Investors, Inc.[1]	640	21,114
Fidelity & Guaranty Life[1]	737	20,489
Bank of America Corp.[1]	863	20,358
Corporate Office Properties Trust[1]	596	19,728
TCF Financial Corp.[1]	1,002	17,054
CIT Group, Inc.[1]	281	12,063
Annaly Capital Management, Inc.[1]	960	10,666
Eaton Vance Corp.[1]	140	6,294
Empire State Realty Trust, Inc. — Class A1	278	5,738
CoreCivic, Inc.[1]	167	5,247
LPL Financial Holdings, Inc.[1]	125	4,979
Prudential Financial, Inc.[1]	42	4,481
Total Financial		4,089,609
Consumer, Cyclical - 8.3%
Cabela's, Inc.*,1	13,822	734,085
Mobileye N.V.*	10,214	627,139
CST Brands, Inc.[1]	10,932	525,719
PVH Corp.[1]	682	70,567
Best Buy Co., Inc.[1]	1,420	69,793
International Game Technology plc[1]	2,714	64,322
Wal-Mart Stores, Inc.[1]	892	64,296
Nu Skin Enterprises, Inc. — Class A1	1,156	64,204
Penske Automotive Group, Inc.[1]	1,364	63,849
Carnival Corp.[1]	1,073	63,210
Extended Stay America, Inc.[1]	3,911	62,342
Bed Bath & Beyond, Inc.[1]	1,560	61,558
Royal Caribbean Cruises Ltd.[1]	626	61,417
Dolby Laboratories, Inc. — Class A1	1,141	59,800
Spirit Airlines, Inc.*	1,114	59,121
Lear Corp.[1]	417	59,040
Ford Motor Co.[1]	4,985	58,025
Dick's Sporting Goods, Inc.[1]	1,169	56,884
Urban Outfitters, Inc.*,1	2,339	55,575
Whirlpool Corp.[1]	320	54,826
Mohawk Industries, Inc.*,1	237	54,389
General Motors Co.[1]	1,461	51,661
WESCO International, Inc.*,1	724	50,355
Michael Kors Holdings Ltd.*,1	1,268	48,324
Rite Aid Corp.*,1	11,077	47,077
Coach, Inc.[1]	1,127	46,579
Isle of Capri Casinos, Inc.*,1	1,765	46,525
Kohl's Corp.[1]	1,155	45,980
Allison Transmission Holdings, Inc.[1]	1,225	44,174
Liberty Interactive Corporation QVC Group — Class A*,1	2,187	43,784
Target Corp.[1]	779	42,993
MGM Resorts International[1]	1,448	39,675
Foot Locker, Inc.[1]	530	39,649
Metaldyne Performance Group, Inc.[1]	1,658	37,885
Brinker International, Inc.[2]	836	36,751
Darden Restaurants, Inc.[1]	390	32,631
GameStop Corp. — Class A1	1,392	31,390
CalAtlantic Group, Inc.[1]	710	26,590
United Continental Holdings, Inc.*,1	278	19,638
Casey's General Stores, Inc.[1]	139	15,603
Macy's, Inc.[1]	390	11,560
Copa Holdings S.A. — Class A1	97	10,888
Dillard's, Inc. — Class A1	167	8,724
Copart, Inc.*,1	112	6,936
Walgreens Boots Alliance, Inc.[1]	42	3,488
Goodyear Tire & Rubber Co.[1]	55	1,980
AutoNation, Inc.*,1	28	1,184
Southwest Airlines Co.[1]	14	753
Total Consumer, Cyclical		3,782,938
Technology – 7.0%
NXP Semiconductor N.V.*,1	7,514	777,700
Brocade Communications Systems, Inc.[1]	39,291	490,352
InvenSense, Inc. — Class A*	15,041	189,967
Dell Technologies Incorporated Class V — Class V*,1	2,190	140,334
Lattice Semiconductor Corp.*,1	13,706	94,846
NeuStar, Inc. — Class A*,1	2,366	78,432
ON Semiconductor Corp.*,1	4,263	66,034
Activision Blizzard, Inc.[1]	1,298	64,718
Microsoft Corp.[1]	974	64,147
Citrix Systems, Inc.*,1	766	63,877
CA, Inc.[1]	2,005	63,599
Electronic Arts, Inc.*,1	710	63,559
Applied Materials, Inc.[1]	1,630	63,408
Synopsys, Inc.*,1	878	63,331
Cadence Design Systems, Inc.*,1	2,008	63,051
Oracle Corp.[1]	1,408	62,811
Lam Research Corp.[1]	487	62,511
Fidelity National Information Services, Inc.[1]	779	62,023

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 55.8% (continued)
Technology – 7.0% (continued)
Leidos Holdings, Inc.[1]	1,198	$61,266
Amdocs Ltd.[1]	1,003	61,173
Intel Corp.[1]	1,671	60,273
Ultratech, Inc.*,1	2,031	60,158
International Business Machines Corp.[1]	334	58,163
Apple, Inc.[1]	334	47,982
GigPeak, Inc.*,1	14,703	45,285
DST Systems, Inc.[1]	349	42,753
Akamai Technologies, Inc.*,1	613	36,596
Teradyne, Inc.[1]	1,026	31,909
Black Knight Financial Services, Inc. — Class A*,1	738	28,265
QUALCOMM, Inc.[1]	459	26,319
Xerox Corp.[1]	3,119	22,893
Nimble Storage, Inc.*,1	1,571	19,638
HP, Inc.[1]	877	15,681
Hewlett Packard Enterprise Co.[1]	585	13,865
Nuance Communications, Inc.*,1	97	1,679
Analog Devices, Inc.	1	76
Total Technology		3,168,674
Industrial – 6.9%
Headwaters, Inc.*,1	21,202	497,822
Multi Packaging Solutions International Ltd.*,1	21,314	382,586
Joy Global, Inc.[1]	7,159	202,242
TRC Companies, Inc.*	10,458	182,492
Kirby Corp.*,1	933	65,823
Timken Co.[1]	1,434	64,817
Trinity Industries, Inc.[1]	2,422	64,304
Textron, Inc.[1]	1,350	64,247
Regal Beloit Corp.[1]	849	64,227
Eaton Corp. plc[1]	863	63,991
Ingersoll-Rand plc[1]	779	63,348
Oshkosh Corp.[1]	919	63,034
Republic Services, Inc. — Class A1	1,003	62,999
Stanley Black & Decker, Inc.[1]	473	62,847
Corning, Inc.[1]	2,325	62,775
Owens Corning[1]	1,017	62,413
Arrow Electronics, Inc.*,1	849	62,325
Spirit AeroSystems Holdings, Inc. — Class A1	1,072	62,090
Sonoco Products Co.[1]	1,155	61,123
Cummins, Inc.[1]	404	61,085
Waste Management, Inc.[1]	835	60,888
Ryder System, Inc.[1]	807	60,880
L3 Technologies, Inc.[1]	362	59,835
Huntington Ingalls Industries, Inc.[1]	292	58,470
Carlisle Companies, Inc.[1]	543	57,781
FedEx Corp.[1]	293	57,179
Jacobs Engineering Group, Inc.[1]	1,030	56,939
Jabil Circuit, Inc.[1]	1,941	56,134
WestRock Co.[1]	1,058	55,048
Terex Corp.[1]	1,493	46,880
USG Corp.*,1	1,364	43,375
Norfolk Southern Corp.[1]	376	42,101
Avnet, Inc.[1]	810	37,066
AGCO Corp.[1]	547	32,919
Garmin Ltd.[1]	501	25,606
Packaging Corporation of America[1]	278	25,470
Deere & Co.[1]	226	24,602
AECOM*,1	598	21,283
LMI Aerospace, Inc.*,1	1,447	19,940
Energizer Holdings, Inc.[1]	181	10,091
PerkinElmer, Inc.[1]	97	5,632
Boeing Co.[1]	28	4,952
Total Industrial		3,139,661
Basic Materials - 4.8%
Chemtura Corp.*,1	22,964	766,997
Valspar Corp.[1]	3,588	398,053
Monsanto Co.[1]	1,748	197,873
Syngenta AG ADR*,1	1,234	109,209
Stillwater Mining Co.*,1	5,468	94,432
Huntsman Corp.[1]	2,772	68,025
Cabot Corp.[1]	1,073	64,282
Newmont Mining Corp.[1]	1,893	62,393
Reliance Steel & Aluminum Co.[1]	779	62,336
Eastman Chemical Co.[1]	725	58,580
Mosaic Co.[1]	1,922	56,084
Westlake Chemical Corp.[1]	835	55,152
Domtar Corp.[1]	1,503	54,890
Albemarle Corp.[1]	323	34,122
LyondellBasell Industries N.V. — Class A1	348	31,734
Steel Dynamics, Inc.[1]	863	29,998
Nucor Corp.[1]	139	8,301
Total Basic Materials		2,152,461
Communications - 3.2%
Time Warner, Inc.[1]	3,318	324,202
Yahoo!, Inc.*,1	2,487	115,422
Ixia*,1	5,019	98,623
Level 3 Communications, Inc.*,1	1,373	78,563
Liberty Ventures*,1	1,461	64,986
Comcast Corp. — Class A1	1,699	63,865
Telephone & Data Systems, Inc.[1]	2,408	63,836
eBay, Inc.*,1	1,894	63,582
Cisco Systems, Inc.[1]	1,867	63,105
Scripps Networks Interactive, Inc. — Class A1	795	62,304
John Wiley & Sons, Inc. — Class A1	1,155	62,139
Symantec Corp.[1]	1,687	51,757
TEGNA, Inc.[1]	1,983	50,804
Juniper Networks, Inc.[1]	1,741	48,452
Lumos Networks Corp.*,1	2,231	39,489
T-Mobile US, Inc.*,1	545	35,202
Liberty Media Corporation-Liberty SiriusXM — Class A*,1	821	31,954
Liberty Media Corporation-Liberty SiriusXM — Class C*,1	821	31,838
Liberty Broadband Corp. — Class C*,1	362	31,277
Thomson Reuters Corp.[1]	702	30,347

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 55.8% (continued)
Communications - 3.2% (continued)
Alphabet, Inc. — Class A*,1	28	$23,738
Alphabet, Inc. — Class C*,1	28	23,228
Total Communications		1,458,713
Utilities - 1.8%
WGL Holdings, Inc.[1]	1,405	115,954
Edison International[1]	794	63,210
Hawaiian Electric Industries, Inc.[1]	1,894	63,089
Pinnacle West Capital Corp.[1]	753	62,785
Consolidated Edison, Inc.[1]	808	62,749
UGI Corp.[1]	1,268	62,639
Duke Energy Corp.[1]	753	61,754
Ameren Corp.[1]	1,128	61,578
SCANA Corp.[1]	933	60,972
Avangrid, Inc.[1]	1,308	55,904
AES Corp.[1]	4,635	51,819
Public Service Enterprise Group, Inc.[1]	799	35,436
DTE Energy Co.[1]	195	19,911
Delta Natural Gas Company, Inc.[1]	614	18,635
Xcel Energy, Inc.[1]	69	3,067
Total Utilities		799,502
Energy - 1.6%
Kinder Morgan, Inc.[1]	3,007	65,372
Valero Energy Corp.[1]	919	60,920
Dril-Quip, Inc.*,1	1,100	60,005
Antero Resources Corp.*,1	2,465	56,228
Chevron Corp.[1]	501	53,792
Rowan Companies plc — Class A*,1	2,994	46,647
TerraForm Global, Inc. — Class A*,1	8,054	38,659
Western Refining, Inc.[1]	994	34,860
Marathon Petroleum Corp.[1]	668	33,761
CONSOL Energy, Inc.*,1	1,783	29,919
Williams Companies, Inc.[1]	947	28,022
Rice Energy, Inc.*,1	1,155	27,374
Helmerich & Payne, Inc.[1]	404	26,894
Transocean Ltd.*,1	2,005	24,962
Targa Resources Corp.[1]	376	22,522
Patterson-UTI Energy, Inc.[1]	859	20,848
Nabors Industries Ltd.[1]	1,588	20,755
Energen Corp.*,1	278	15,134
QEP Resources, Inc.*,1	1,030	13,091
Baker Hughes, Inc.[1]	167	9,990
SM Energy Co.[1]	404	9,704
Equities Corp.[1]	139	8,493
Whiting Petroleum Corp.*,1	585	5,534
WPX Energy, Inc.*,1	292	3,910
Total Energy		717,396
Total Common Stocks
(Cost $23,439,597)		25,329,146

MASTER LIMITED PARTNERSHIPS† - 1.2%
Financial - 1.0%
Fortress Investment Group, LLC — Class A1	55,910	444,485
Energy - 0.2%
ONEOK Partners, LP1	1,457	78,663
Total Master Limited Partnerships
(Cost $523,687)		523,148

MUTUAL FUNDS† - 0.1%
Guggenheim Strategy Fund II3	480	11,990
Guggenheim Strategy Fund I3	454	11,380
Total Mutual Funds
(Cost $23,177)		23,370

CLOSED-END FUNDS† - 14.7%
Tri-Continental Corp.	9,401	217,352
BlackRock Resources & Commodities Strategy Trust	24,957	214,630
Adams Diversified Equity Fund, Inc.	15,545	213,744
Calamos Strategic Total Return Fund	19,129	213,479
First Trust High Income Long/Short Fund	12,731	212,098
Morgan Stanley Emerging Markets Debt Fund, Inc.	22,630	211,364
BlackRock Enhanced Equity Dividend Trust	24,426	208,842
Alpine Total Dynamic Dividend Fund	25,254	208,598
Cohen & Steers REIT and Preferred Income Fund, Inc.	10,637	205,507
AllianzGI Equity & Convertible Income Fund	10,358	199,909
Western Asset Emerging Markets Debt Fund, Inc.	12,518	194,029
BlackRock Credit Allocation Income Trust	14,144	186,135
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[3]	16,639	185,858
GDL Fund	17,775	175,084
Boulder Growth & Income Fund, Inc.	18,434	171,436
Western Asset/Claymore Inflation-Linked Securities & Income Fund[3]	14,652	168,645
General American Investors Company, Inc.	3,757	125,897
Clough Global Dividend and Income Fund	9,142	121,406
Gabelli Healthcare & WellnessRx Trust	11,218	112,180
Swiss Helvetia Fund, Inc.	9,271	107,544
Neuberger Berman Real Estate Securities Income Fund, Inc.	17,512	93,164
Virtus Global Dividend & Income Fund, Inc.	7,910	92,863
Advent Claymore Convertible Securities and Income Fund II3	15,135	92,475
Ellsworth Growth and Income Fund Ltd.	7,865	67,875
Bancroft Fund Ltd.	3,069	64,572
Zweig Fund, Inc.	5,339	59,370
Central Securities Corp.	2,442	58,584

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
CLOSED-END FUNDS† - 14.7% (continued)
China Fund, Inc.	3,524	$58,498
Lazard Global Total Return and Income Fund, Inc.	3,847	57,667
Ares Dynamic Credit Allocation Fund, Inc.	3,176	50,880
Delaware Enhanced Global Dividend & Income Fund	4,409	48,455
Nuveen New Jersey Quality Municipal Income Fund	3,562	47,339
Duff & Phelps Global Utility Income Fund, Inc.	2,871	46,682
RMR Real Estate Income Fund	2,221	46,641
Wells Fargo Multi-Sector Income Fund	3,432	45,749
Templeton Emerging Markets Income Fund	3,871	43,471
First Trust Aberdeen Global Opportunity Income Fund	3,552	41,274
Western Asset Global High Income Fund, Inc.	3,783	38,208
MFS Multimarket Income Trust	6,019	36,836
New Ireland Fund, Inc.	2,835	35,891
Wells Fargo Income Opportunities Fund	4,107	34,498
Royce Value Trust, Inc.	2,445	34,230
Cohen & Steers Closed-End Opportunity Fund, Inc.	2,754	34,177
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,607	33,603
First Trust Enhanced Equity Income Fund[2]	2,291	33,082
BlackRock Global Opportunities Equity Trust	2,634	32,662
Gabelli Dividend & Income Trust	1,557	32,479
Cohen & Steers Infrastructure Fund, Inc.	1,471	31,700
Liberty All Star Equity Fund	5,770	31,504
BlackRock Debt Strategies Fund, Inc.	2,716	31,288
BlackRock International Growth and Income Trust	5,280	30,571
BlackRock Corporate High Yield Fund, Inc.	2,794	30,510
Asia Tigers Fund, Inc.	2,678	30,502
BlackRock Multi-Sector Income Trust	1,748	30,258
Eaton Vance Limited Duration Income Fund	2,181	30,163
Prudential Global Short Duration High Yield Fund, Inc.	2,021	30,093
Western Asset High Yield Defined Opportunity Fund, Inc.	1,929	29,629
MFS Charter Income Trust	3,410	29,360
Putnam High Income Securities Fund	3,362	29,149
CBRE Clarion Global Real Estate Income Fund	3,697	27,617
Advent/Claymore Enhanced Growth & Income Fund[3]	3,208	27,076
Voya Infrastructure Industrials and Materials Fund	1,766	26,755
Morgan Stanley India Investment Fund, Inc.	824	25,972
BlackRock Enhanced Capital and Income Fund, Inc.	1,782	25,518
Western Asset High Income Opportunity Fund, Inc.	5,001	25,205
Nuveen Global High Income Fund	1,515	24,952
Royce Micro-Capital Trust, Inc.	2,927	24,558
Franklin Limited Duration Income Trust	2,005	24,000
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	2,135	23,933
ClearBridge American Energy MLP Fund, Inc.	2,409	23,897
Calamos Global Dynamic Income Fund	3,048	23,774
Clough Global Opportunities Fund	2,304	23,708
Templeton Dragon Fund, Inc.	1,260	23,675
Nuveen Dow 30sm Dynamic Overwrite Fund	1,509	23,616
LMP Capital and Income Fund, Inc.[2]	1,648	23,451
Diversified Real Asset Income Fund[2]	1,326	22,953
Macquarie Global Infrastructure Total Return Fund, Inc.	1,003	22,919
Legg Mason BW Global Income Opportunities Fund, Inc.	1,742	22,263
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,415	22,173
Avenue Income Credit Strategies Fund	1,588	22,168
India Fund, Inc.	871	22,123
AllianzGI Diversified Income & Convertible Fund	1,082	21,986
Voya Global Equity Dividend and Premium Opportunity Fund[2]	2,951	21,660
KKR Income Opportunities Fund	1,258	21,399
Blackrock Science & Technology Trust	1,000	21,160
Wells Fargo Global Dividend Opportunity Fund	3,631	21,132
First Trust Dynamic Europe Equity Income Fund	1,215	20,971
Adams Natural Resources Fund, Inc.	1,072	20,818
Neuberger Berman High Yield Strategies Fund, Inc.	1,667	19,804
Voya Global Advantage and Premium Opportunity Fund	1,884	19,744
Templeton Emerging Markets Fund/United States	1,401	19,642
Nuveen Tax-Advantaged Total Return Strategy Fund	1,551	18,984
Clough Global Equity Fund	1,439	18,189

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
CLOSED-END FUNDS† - 14.7% (continued)
Nuveen Tax-Advantaged Dividend Growth Fund	1,194	$17,838
Nuveen Real Asset Income and Growth Fund	1,016	17,496
Voya Emerging Markets High Income Dividend Equity Fund	1,979	17,099
Gabelli Multimedia Trust, Inc.	2,084	16,818
Cushing Renaissance Fund	885	16,293
Cohen & Steers Global Income Builder, Inc.	1,774	16,250
Brookfield Real Assets Income Fund, Inc.	711	16,197
Voya Asia Pacific High Dividend Equity Income Fund	1,570	15,920
Dividend and Income Fund	1,316	15,871
Sprott Focus Trust, Inc.	2,104	15,549
Alpine Global Dynamic Dividend Fund	1,544	15,069
Mexico Fund, Inc.	909	14,908
First Trust Strategic High Income Fund II	1,140	14,854
Nuveen AMT-Free Quality Municipal Income Fund	1,108	14,803
Aberdeen Singapore Fund, Inc.	1,362	14,710
Franklin Universal Trust	2,032	14,204
Invesco High Income Trust II	971	14,002
Lazard World Dividend & Income Fund, Inc.	1,308	13,930
Korea Fund, Inc.	373	13,745
Japan Smaller Capitalization Fund, Inc.	1,235	13,387
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,059	13,238
Central Europe Russia and Turkey Fund, Inc.	500	10,465
Morgan Stanley Emerging Markets Fund, Inc.	702	10,355
Special Opportunities Fund, Inc.	708	10,344
New Germany Fund, Inc.	697	10,295
Nuveen Multi-Market Income Fund, Inc.	1,370	10,124
Aberdeen Latin America Equity Fund, Inc.	415	9,761
Aberdeen Greater China Fund, Inc.	903	9,482
Gabelli Global Utility & Income Trust	498	9,263
First Trust Aberdeen Emerging Opportunity Fund	603	9,202
Delaware Investments Dividend & Income Fund, Inc.	842	8,698
Liberty All Star Growth Fund, Inc.	1,911	8,676
Aberdeen Chile Fund, Inc.	1,208	8,420
Morgan Stanley Asia-Pacific Fund, Inc.	534	8,197
Principal Real Estate Income Fund	456	7,998
Taiwan Fund, Inc.	424	7,734
Eagle Growth & Income Opportunities Fund	453	7,669
Aberdeen Japan Equity Fund, Inc.	957	7,608
Asia Pacific Fund, Inc.	589	7,203
European Equity Fund, Inc.	821	6,831
Mexico Equity & Income Fund, Inc.	578	6,271
Tekla Healthcare Opportunities Fund	359	6,247
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	475	6,189
MFS Intermediate High Income Fund	2,248	5,935
Latin American Discovery Fund, Inc.	415	4,374
Advent Claymore Convertible Securities and Income Fund[3]	268	4,197
Western Asset Global Corporate Defined Opportunity Fund, Inc.	236	4,111
Guggenheim Enhanced Equity Income Fund[1,3]	453	3,659
Total Closed-End Funds
(Cost $6,361,793)		6,688,973

	Face Amount
U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bill
0.52% due 05/11/17[4,5]	$550,000	549,583
Total U.S. Treasury Bills
(Cost $549,679)		549,583

REPURCHASE AGREEMENTS††,6 - 21.1%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	2,403,997	2,403,997
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	2,403,997	2,403,997
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	2,403,997	2,403,997
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	2,403,996	2,403,996
Total Repurchase Agreements
(Cost $9,615,987)		9,615,987

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
First American Government Obligations Fund — Class Z, 0.61%[8]	134,723	134,723
Total Securities Lending Collateral
(Cost $134,723)		134,723
Total Investments - 94.4%
(Cost $40,648,643)		$42,864,930

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.3)%
Basic Materials - (1.1)%
Royal Gold, Inc.	28	$(1,961)
Freeport-McMoRan, Inc.*	432	(5,772)
United States Steel Corp.	181	(6,120)
Tahoe Resources, Inc.	808	(6,488)
CF Industries Holdings, Inc.	264	(7,748)
Platform Specialty Products Corp.*	1,295	(16,861)
Praxair, Inc.	237	(28,108)
NewMarket Corp.	70	(31,726)
RPM International, Inc.	669	(36,815)
Sherwin-Williams Co.	125	(38,774)
Compass Minerals International, Inc.	599	(40,642)
PPG Industries, Inc.	404	(42,452)
Southern Copper Corp.	1,212	(43,498)
WR Grace & Co.	641	(44,684)
Ashland Global Holdings, Inc.	362	(44,819)
Axalta Coating Systems Ltd.*	1,406	(45,273)
FMC Corp.	696	(48,435)
Total Basic Materials		(490,176)
Utilities - (1.5)%
MDU Resources Group, Inc.	37	(1,013)
NextEra Energy, Inc.	84	(10,783)
WEC Energy Group, Inc.	195	(11,823)
American Water Works Co., Inc.	279	(21,698)
Entergy Corp.	292	(22,180)
NRG Energy, Inc.	1,950	(36,465)
Vectren Corp.	669	(39,210)
Southern Co.	822	(40,919)
American Electric Power Company, Inc.	641	(43,030)
Sempra Energy	390	(43,095)
National Fuel Gas Co.	724	(43,165)
Alliant Energy Corp.	1,100	(43,571)
Dominion Resources, Inc.	566	(43,905)
Atmos Energy Corp.	557	(43,997)
Aqua America, Inc.	1,375	(44,206)
PPL Corp.	1,184	(44,270)
NiSource, Inc.	1,866	(44,392)
FirstEnergy Corp.	1,421	(45,216)
Calpine Corp.*	4,150	(45,858)
Total Utilities		(668,796)
Energy - (1.9)%
Concho Resources, Inc.*	28	(3,594)
Cimarex Energy Co.	42	(5,019)
RPC, Inc.	292	(5,347)
Noble Corporation plc	1,518	(9,396)
Laredo Petroleum, Inc.*	766	(11,184)
Devon Energy Corp.	292	(12,182)
Apache Corp.	279	(14,338)
HollyFrontier Corp.	515	(14,595)
Schlumberger Ltd.	237	(18,510)
ConocoPhillips	655	(32,665)
Range Resources Corp.	1,142	(33,232)
Gulfport Energy Corp.*	2,019	(34,707)
Tesoro Corp.	432	(35,018)
Halliburton Co.	766	(37,695)
Hess Corp.	794	(38,279)
Cabot Oil & Gas Corp. — Class A	1,685	(40,288)
Occidental Petroleum Corp.	641	(40,614)
First Solar, Inc.*	1,560	(42,276)
Newfield Exploration Co.*	1,198	(44,218)
Superior Energy Services, Inc.*	3,231	(46,074)
Cheniere Energy, Inc.*	989	(46,750)
Southwestern Energy Co.*	6,072	(49,608)
Weatherford International plc*	7,618	(50,659)
Chesapeake Energy Corp.*	8,788	(52,201)
Kosmos Energy Ltd.*	7,897	(52,594)
ONEOK, Inc.	1,435	(79,556)
Total Energy		(850,599)
Communications - (2.5)%
GoDaddy, Inc. — Class A*	28	(1,061)
Zillow Group, Inc. — Class A*	111	(3,753)
News Corp. — Class A	1,253	(16,289)
Verizon Communications, Inc.	348	(16,965)
IAC/InterActiveCorp*	237	(17,472)
Netflix, Inc.*	153	(22,615)
Expedia, Inc.	181	(22,837)
Twenty-First Century Fox, Inc. — Class A	710	(22,997)
Twenty-First Century Fox, Inc. — Class B	724	(23,009)
Tribune Media Co. — Class A	655	(24,412)
VeriSign, Inc.*	306	(26,656)
Sprint Corp.*	3,844	(33,366)
TripAdvisor, Inc.*	849	(36,643)
FactSet Research Systems, Inc.	237	(39,084)
ARRIS International plc*	1,490	(39,411)
Zayo Group Holdings, Inc.*	1,198	(39,414)
Arista Networks, Inc.*	320	(42,326)
Palo Alto Networks, Inc.*	390	(43,945)
DISH Network Corp. — Class A*	696	(44,189)
CDW Corp.	766	(44,206)
Groupon, Inc. — Class A*	11,253	(44,224)
Motorola Solutions, Inc.	515	(44,403)
Twitter, Inc.*	2,980	(44,551)
AMC Networks, Inc. — Class A*	780	(45,770)
Pandora Media, Inc.*	3,885	(45,882)
FireEye, Inc.*	3,663	(46,190)
CenturyLink, Inc.	1,961	(46,221)
Alibaba Group Holding Ltd. ADR*	998	(107,615)
AT&T, Inc.	3,815	(158,513)
Total Communications		(1,144,019)
Technology - (2.8)%
Paychex, Inc.	56	(3,298)
Veeva Systems, Inc. — Class A*	70	(3,590)
SS&C Technologies Holdings, Inc.	167	(5,912)
Fiserv, Inc.*	56	(6,457)
Dun & Bradstreet Corp.	84	(9,067)
Veeco Instruments, Inc.*	543	(16,209)
Autodesk, Inc.*	195	(16,862)
Marvell Technology Group Ltd.	1,156	(17,641)
CSRA, Inc.	1,184	(34,679)
Maxim Integrated Products, Inc.	780	(35,069)
Atlassian Corporation plc — Class A*	1,253	(37,527)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.3)% (continued)
Technology - (2.8)% (continued)
Western Digital Corp.	460	$(37,964)
Ultimate Software Group, Inc.*	209	(40,799)
Tyler Technologies, Inc.*	265	(40,958)
VeriFone Systems, Inc.*	2,228	(41,730)
Broadcom Ltd.	195	(42,697)
Zynga, Inc. — Class A*	14,999	(42,747)
First Data Corp. — Class A*	2,799	(43,385)
ServiceNow, Inc.*	501	(43,822)
NVIDIA Corp.	404	(44,008)
Workday, Inc. — Class A*	529	(44,055)
Manhattan Associates, Inc.*	849	(44,190)
Cypress Semiconductor Corp.	3,217	(44,266)
Red Hat, Inc.*	515	(44,548)
Guidewire Software, Inc.*	794	(44,727)
Cognizant Technology Solutions Corp. — Class A*	752	(44,759)
salesforce.com, Inc.*	543	(44,792)
Splunk, Inc.*	724	(45,098)
athenahealth, Inc.*	404	(45,527)
Tableau Software, Inc. — Class A*	919	(45,536)
Fortinet, Inc.*	1,226	(47,017)
VMware, Inc. — Class A*	2,182	(201,049)
Total Technology		(1,259,985)
Consumer, Cyclical - (3.5)%
JetBlue Airways Corp.*	70	(1,443)
Watsco, Inc.	14	(2,005)
BorgWarner, Inc.	125	(5,224)
Home Depot, Inc.	42	(6,167)
Skechers U.S.A., Inc. — Class A*	251	(6,890)
American Airlines Group, Inc.	195	(8,249)
Costco Wholesale Corp.	56	(9,391)
Mattel, Inc.	404	(10,346)
Tupperware Brands Corp.	167	(10,474)
Nordstrom, Inc.	236	(10,991)
Tempur Sealy International, Inc.*	251	(11,661)
CarMax, Inc.*	209	(12,377)
Ralph Lauren Corp. — Class A	153	(12,488)
American Axle & Manufacturing Holdings, Inc.*	829	(15,569)
Delta Air Lines, Inc.	362	(16,638)
Genuine Parts Co.	195	(18,020)
Eldorado Resorts, Inc.*	1,214	(22,975)
VF Corp.	418	(22,977)
Toro Co.	376	(23,485)
Michaels Companies, Inc.*	1,086	(24,316)
Lululemon Athletica, Inc.*	501	(25,987)
TJX Cos., Inc.	362	(28,626)
L Brands, Inc.	696	(32,782)
Advance Auto Parts, Inc.	251	(37,213)
O'Reilly Automotive, Inc.*	139	(37,508)
Hanesbrands, Inc.	1,852	(38,448)
WW Grainger, Inc.	172	(40,035)
AutoZone, Inc.*	56	(40,492)
Las Vegas Sands Corp.	724	(41,319)
Madison Square Garden Co. — Class A*	209	(41,739)
Vista Outdoor, Inc.*	2,033	(41,859)
Dunkin' Brands Group, Inc.	780	(42,650)
Wynn Resorts Ltd.	376	(43,093)
Chipotle Mexican Grill, Inc. — Class A*	97	(43,215)
Tractor Supply Co.	627	(43,244)
Lions Gate Entertainment Corp. — Class A*	1,630	(43,293)
Marriott International, Inc. — Class A	460	(43,323)
Newell Brands, Inc.	919	(43,349)
Choice Hotels International, Inc.	696	(43,570)
Dollar Tree, Inc.*	557	(43,702)
Panera Bread Co. — Class A*	167	(43,732)
WABCO Holdings, Inc.*	376	(44,150)
Fastenal Co.	864	(44,496)
Lowe's Cos., Inc.	543	(44,640)
Delphi Automotive plc	557	(44,833)
Kate Spade & Co.*	1,936	(44,973)
NIKE, Inc. — Class B	808	(45,030)
Visteon Corp.*	460	(45,057)
HD Supply Holdings, Inc.*	1,100	(45,238)
Sally Beauty Holdings, Inc.*	2,214	(45,254)
Starbucks Corp.	780	(45,545)
Tesla, Inc.*	167	(46,476)
Total Consumer, Cyclical		(1,586,557)
Industrial - (4.3)%
Crown Holdings, Inc.*	56	(2,965)
Kansas City Southern	70	(6,003)
Fortune Brands Home & Security, Inc.	112	(6,815)
Honeywell International, Inc.	70	(8,741)
Trimble, Inc.*	501	(16,037)
Nordson Corp.	167	(20,514)
Pentair plc	390	(24,484)
Lincoln Electric Holdings, Inc.	306	(26,579)
General Electric Co.	905	(26,969)
Fluor Corp.	585	(30,783)
Orbital ATK, Inc.	320	(31,360)
Johnson Controls International plc	794	(33,443)
AptarGroup, Inc.	445	(34,261)
Expeditors International of Washington, Inc.	613	(34,628)
Snap-on, Inc.	223	(37,613)
HEICO Corp.	445	(38,804)
J.B. Hunt Transport Services, Inc.	432	(39,632)
Lennox International, Inc.	237	(39,650)
Cognex Corp.	473	(39,708)
Acuity Brands, Inc.	195	(39,780)
TransDigm Group, Inc.	181	(39,849)
United Parcel Service, Inc. — Class B	376	(40,345)
Covanta Holding Corp.	2,576	(40,443)
Rockwell Automation, Inc.	265	(41,264)
Middleby Corp.*	306	(41,754)
Hubbell, Inc.	348	(41,777)
Sealed Air Corp.	975	(42,491)
Landstar System, Inc.	497	(42,568)
3M Co.	223	(42,667)
Stericycle, Inc.*	515	(42,688)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.3)% (continued)
Industrial - (4.3)% (continued)
CH Robinson Worldwide, Inc.	557	$(43,051)
Roper Technologies, Inc.	209	(43,156)
Graco, Inc.	460	(43,304)
Vulcan Materials Co.	362	(43,614)
United Technologies Corp.	390	(43,762)
Silgan Holdings, Inc.	738	(43,808)
IDEX Corp.	473	(44,230)
Allegion plc	585	(44,285)
Cree, Inc.*	1,657	(44,292)
Donaldson Company, Inc.	975	(44,382)
BWX Technologies, Inc.	933	(44,411)
Ball Corp.	599	(44,482)
Wabtec Corp.	571	(44,538)
Welbilt, Inc.*	2,284	(44,835)
AMETEK, Inc.	836	(45,211)
National Instruments Corp.	1,393	(45,356)
Xylem, Inc.	905	(45,449)
Armstrong World Industries, Inc.*	989	(45,543)
Zebra Technologies Corp. — Class A*	501	(45,716)
Flowserve Corp.	947	(45,854)
KBR, Inc.	3,203	(48,141)
Fitbit, Inc. — Class A*	8,300	(49,136)
Total Industrial		(1,941,171)
Consumer, Non-cyclical - (6.3)%
Hormel Foods Corp.	42	(1,454)
Pilgrim's Pride Corp.	125	(2,813)
BioMarin Pharmaceutical, Inc.*	84	(7,374)
S&P Global, Inc.	84	(10,982)
Quintiles IMS Holdings, Inc.*	139	(11,194)
Stryker Corp.	97	(12,770)
Align Technology, Inc.*	112	(12,848)
Alkermes plc*	223	(13,046)
McKesson Corp.	112	(16,605)
Automatic Data Processing, Inc.	167	(17,099)
Bruker Corp.	738	(17,218)
ACADIA Pharmaceuticals, Inc.*	501	(17,224)
Philip Morris International, Inc.	153	(17,274)
Intuitive Surgical, Inc.*	28	(21,461)
Robert Half International, Inc.	543	(26,515)
Nielsen Holdings plc	682	(28,173)
Hain Celestial Group, Inc.*	836	(31,099)
Hertz Global Holdings, Inc.*	1,799	(31,554)
Clorox Co.	251	(33,842)
Agios Pharmaceuticals, Inc.*	599	(34,982)
Edwards Lifesciences Corp.*	376	(35,370)
Moody's Corp.	320	(35,853)
Tenet Healthcare Corp.*	2,103	(37,244)
Kimberly-Clark Corp.	292	(38,436)
Edgewell Personal Care Co.*	543	(39,715)
Campbell Soup Co.	696	(39,839)
CoStar Group, Inc.*	195	(40,408)
McCormick & Co., Inc.	418	(40,776)
Intercept Pharmaceuticals, Inc.*	362	(40,942)
Coty, Inc. — Class A	2,270	(41,155)
Estee Lauder Cos., Inc. — Class A	488	(41,378)
Macquarie Infrastructure Corp.	515	(41,499)
CR Bard, Inc.	167	(41,506)
MarketAxess Holdings, Inc.	223	(41,810)
FleetCor Technologies, Inc.*	279	(42,249)
Colgate-Palmolive Co.	580	(42,450)
Perrigo Company plc	641	(42,556)
Hershey Co.	390	(42,608)
Illumina, Inc.*	251	(42,831)
Alnylam Pharmaceuticals, Inc.*	836	(42,845)
Gartner, Inc.*	397	(42,872)
Premier, Inc. — Class A*	1,351	(43,002)
Monster Beverage Corp.*	933	(43,077)
Brown-Forman Corp. — Class B	933	(43,086)
IDEXX Laboratories, Inc.*	279	(43,136)
Mondelez International, Inc. — Class A	1,003	(43,209)
Allergan plc	181	(43,245)
Kellogg Co.	599	(43,493)
Blue Buffalo Pet Products, Inc.*	1,894	(43,562)
Ecolab, Inc.	348	(43,618)
Coca-Cola Co.	1,045	(44,349)
H&R Block, Inc.	1,922	(44,687)
TreeHouse Foods, Inc.*	529	(44,785)
Sabre Corp.	2,117	(44,859)
Morningstar, Inc.	571	(44,881)
Western Union Co.	2,214	(45,054)
Sprouts Farmers Market, Inc.*	1,950	(45,084)
Verisk Analytics, Inc. — Class A*	557	(45,195)
Neurocrine Biosciences, Inc.*	1,045	(45,248)
Rollins, Inc.	1,226	(45,521)
Acadia Healthcare Co., Inc.*	1,045	(45,562)
AmerisourceBergen Corp. — Class A	515	(45,578)
Square, Inc. — Class A*	2,674	(46,207)
Ionis Pharmaceuticals, Inc.*	1,156	(46,471)
ServiceMaster Global Holdings, Inc.*	1,114	(46,510)
Intrexon Corp.*	2,354	(46,656)
RR Donnelley & Sons Co.	3,858	(46,720)
Live Nation Entertainment, Inc.*	1,546	(46,952)
DexCom, Inc.*	571	(48,381)
Endo International plc*	4,345	(48,490)
Juno Therapeutics, Inc.*	2,187	(48,530)
Brookdale Senior Living, Inc. — Class A*	3,718	(49,933)
Vertex Pharmaceuticals, Inc.*	473	(51,723)
British American Tobacco plc ADR	2,626	(174,156)
Total Consumer, Non-cyclical		(2,850,829)
Financial - (7.4)%
Realty Income Corp.	28	(1,667)
MetLife, Inc.	42	(2,218)
Invesco Ltd.	97	(2,971)
Hanover Insurance Group, Inc.	56	(5,043)
M&T Bank Corp.	42	(6,499)
Sun Communities, Inc.	84	(6,748)
Alexandria Real Estate Equities, Inc.	70	(7,736)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.3)% (continued)
Financial - (7.4)% (continued)
Outfront Media, Inc.	306	$(8,124)
Equity LifeStyle Properties, Inc.	223	(17,184)
Comerica, Inc.	279	(19,134)
Starwood Property Trust, Inc.	849	(19,170)
Nasdaq, Inc.	279	(19,377)
New York Community Bancorp, Inc.	1,393	(19,460)
Howard Hughes Corp.*	167	(19,581)
Cincinnati Financial Corp.	279	(20,163)
Regency Centers Corp.	320	(21,245)
Santander Consumer USA Holdings, Inc.*	1,602	(21,339)
Federated Investors, Inc. — Class B	947	(24,944)
Taubman Centers, Inc.	404	(26,672)
First Interstate BancSystem, Inc. — Class A	790	(31,324)
Huntington Bancshares, Inc.	2,451	(32,819)
Chubb Ltd.	251	(34,199)
Equity Residential	557	(34,657)
T. Rowe Price Group, Inc.	515	(35,097)
TD Ameritrade Holding Corp.	933	(36,256)
Synchrony Financial	1,058	(36,289)
LendingClub Corp.*	6,615	(36,316)
White Mountains Insurance Group Ltd.	42	(36,955)
BlackRock, Inc. — Class A	97	(37,200)
Equinix, Inc.	97	(38,836)
Public Storage	181	(39,623)
Federal Realty Investment Trust	306	(40,851)
Markel Corp.*	42	(40,986)
Intercontinental Exchange, Inc.	696	(41,670)
Essex Property Trust, Inc.	181	(41,907)
Mastercard, Inc. — Class A	376	(42,289)
Life Storage, Inc.	515	(42,292)
Boston Properties, Inc.	320	(42,371)
Extra Space Storage, Inc.	571	(42,477)
Erie Indemnity Co. — Class A	348	(42,700)
SEI Investments Co.	849	(42,823)
CubeSmart	1,657	(43,016)
Alleghany Corp.*	70	(43,026)
Brown & Brown, Inc.	1,035	(43,180)
Marsh & McLennan Companies, Inc.	585	(43,226)
Crown Castle International Corp.	460	(43,447)
SBA Communications Corp.*	362	(43,574)
U.S. Bancorp	849	(43,724)
American Tower Corp. — Class A	362	(43,997)
Arthur J Gallagher & Co.	780	(44,101)
SVB Financial Group*	237	(44,103)
Progressive Corp.	1,128	(44,195)
First Republic Bank	473	(44,372)
XL Group Ltd.	1,114	(44,404)
UDR, Inc.	1,226	(44,455)
CyrusOne, Inc.	864	(44,470)
Commerce Bancshares, Inc.	792	(44,479)
Paramount Group, Inc.	2,744	(44,480)
Visa, Inc. — Class A	501	(44,524)
CBRE Group, Inc. — Class A*	1,281	(44,566)
Forest City Realty Trust, Inc. — Class A	2,047	(44,584)
Aon plc	376	(44,627)
Macerich Co.	696	(44,822)
Charles Schwab Corp.	1,100	(44,891)
Voya Financial, Inc.	1,184	(44,945)
Loews Corp.	961	(44,946)
Wells Fargo & Co.	808	(44,973)
FNF Group	1,156	(45,015)
First Horizon National Corp.	2,437	(45,085)
American Express Co.	571	(45,172)
Iron Mountain, Inc.	1,267	(45,193)
American International Group, Inc.	724	(45,199)
Pacific Premier Bancorp, Inc.*	1,175	(45,296)
ProAssurance Corp.	752	(45,308)
TFS Financial Corp.	2,730	(45,373)
Signature Bank*	306	(45,407)
Weyerhaeuser Co.	1,337	(45,431)
Healthcare Trust of America, Inc. — Class A	1,449	(45,586)
Simon Property Group, Inc.	265	(45,588)
Raymond James Financial, Inc.	599	(45,680)
BOK Financial Corp.	585	(45,788)
Mercury General Corp.	752	(45,863)
Bank of Hawaii Corp.	557	(45,875)
SLM Corp.*	3,802	(46,004)
BankUnited, Inc.	1,239	(46,227)
Western Alliance Bancorporation*	947	(46,488)
People's United Financial, Inc.	2,605	(47,411)
Simmons First National Corp. — Class A	948	(52,282)
Columbia Banking System, Inc.	1,415	(55,171)
United Bankshares, Inc.	1,701	(71,867)
Total Financial		(3,360,648)
Total Common Stocks Sold Short
(Proceeds $13,706,510)		(14,152,780)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (14.4)%
iShares Core U.S. Aggregate Bond ETF	157	(17,033)
VanEck Vectors Russia ETF	1,590	(32,865)
iShares MSCI Australia ETF	1,582	(35,769)
iShares MSCI South Korea Capped ETF	715	(44,237)
VanEck Vectors Gold Miners ETF	2,059	(46,966)
SPDR S&P 500 ETF Trust	205	(48,327)
iShares 20+ Year Treasury Bond ETF	608	(73,392)
iShares MSCI Mexico Capped ETF	1,587	(81,207)
iShares MSCI Taiwan Capped ETF	2,591	(86,099)
iShares MSCI Japan ETF	1,744	(89,816)
Materials Select Sector SPDR Fund	1,740	(91,193)
iShares MSCI Emerging Markets ETF	2,544	(100,208)
iShares 7-10 Year Treasury Bond ETF	959	(101,261)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (14.4)% (continued)
PowerShares QQQ Trust Series 1	849	$(112,391)
iShares China Large-Capital ETF	2,937	(113,045)
Industrial Select Sector SPDR Fund	1,789	(116,392)
iShares MSCI United Kingdom ETF	3,816	(124,211)
Utilities Select Sector SPDR Fund	2,667	(136,844)
iShares Russell 1000 Growth ETF	1,403	(159,661)
Consumer Discretionary Select Sector SPDR Fund	1,872	(164,642)
Technology Select Sector SPDR Fund	3,192	(170,166)
Consumer Staples Select Sector SPDR Fund	3,148	(171,818)
iShares MSCI EAFE ETF	3,007	(187,306)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,985	(234,051)
Financial Select Sector SPDR Fund	10,548	(250,304)
iShares Russell 2000 Index ETF	1,904	(261,762)
Energy Select Sector SPDR Fund	5,034	(351,877)
Health Care Select Sector SPDR Fund	4,818	(358,266)
iShares Russell 1000 Value ETF	3,308	(380,222)
iShares U.S. Real Estate ETF	6,038	(473,923)
iShares TIPS Bond ETF	4,508	(516,842)
SPDR Bloomberg Barclays High Yield Bond ETF	38,527	(1,422,801)
Total Exchange-Traded Funds Sold Short
(Proceeds $6,356,304)		(6,554,897)

	Contracts
OPTIONS WRITTEN† - 0.0%**
Call options on:
Mobileye NV Expiring June 2017 with strike price of $65.00	35	(788)
Total Options Written
(Premiums received $332)		(788)
Total Securities Sold Short- (45.7)%
(Proceeds $20,063,146)		$(20,708,465)
Other Assets & Liabilities, net - 51.3%		23,314,327
Total Net Assets - 100.0%		$45,470,792

		Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $440,831)	9	$8,667
June 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $620,899)	14	4,917
June 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $107,220)	2	4,717
May 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $116,863)	2	3,189
May 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $386,750)	10	3,077
May 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $63,800)	2	2,221
May 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $207,364)	3	420
May 2017 Copper Futures Contracts (Aggregate Value of Contracts $66,363)	1	30
June 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $249,900)	2	(1,694)
(Total Aggregate Value of Contracts $2,259,990)		$25,544

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $1,757,299)	11	$11,322
June 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $373,688)	3	1,065
June 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $843,764)	6	(127)
June 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $413,430)	4	(355)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
June 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $3,113,591)	26	$(1,691)
(Total Aggregate Value of Contracts $6,501,772)		$10,214

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $457,740)	6	$6,691
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $225,238)	2	237
(Total Aggregate Value of Contracts $682,978)		$6,928

EQUITY FUTURES CONTRACTS PURCHASED†
April 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $887,573)	8	$23,636
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,196,031)	11	16,096
June 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $782,814)	7	13,428
June 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $329,217)	1	8,319
April 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $329,734)	3	2,299
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $171,830)	1	94
August 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $15,500)	1	(973)
June 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $636,806)	7	(2,212)
April 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $198,950)	3	(2,821)
June 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $272,535)	2	(5,327)
April 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $777,868)	5	(7,690)
April 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $762,930)	21	(8,032)
June 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $720,930)	7	(8,433)
June 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $228,160)	16	(33,742)
May 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,088,000)	80	(131,853)
(Total Aggregate Value of Contracts $8,398,878)		$(137,211)

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $901,000)	68	$114,320
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,301,199)	28	11,082
September 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $244,500)	15	10,450
July 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $105,210)	7	8,041
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $69,190)	1	(454)
April 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $163,699)	3	(4,744)
(Total Aggregate Value of Contracts $4,784,798)		$138,695

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2017 Soybean Futures Contracts (Aggregate Value of Contracts $472,375)	10	$26,827
May 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $294,875)	14	13,407

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2017 Wheat Futures Contracts (Aggregate Value of Contracts $277,550)	13	$6,819
May 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $150,976)	8	6,734
May 2017 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $156,038)	3	4,538
May 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $47,500)	1	1,240
June 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $29,570)	1	122
May 2017 Corn Futures Contracts (Aggregate Value of Contracts $72,950)	4	(1,056)
May 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $71,534)	1	(4,178)
May 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $152,040)	3	(8,265)
(Total Aggregate Value of Contracts $1,725,408)		$46,188

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $321,125)	2	$(707)
June 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $301,625)	2	(4,253)
June 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $490,870)	5	(5,975)
(Total Aggregate Value of Contracts $1,113,620)		$(10,935)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $267,675)	2	$(2,073)
June 2017 British Pound Futures Contracts (Aggregate Value of Contracts $235,331)	3	(6,123)
June 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,128,976)	15	(12,290)
(Total Aggregate Value of Contracts $1,631,982)		$(20,486)

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International June 2017 Goldman Sachs Multi- Hedge Strategies Short Index Swap 0.50%[9], Terminating 06/09/17 (Notional Value $2,114,401)	16,138	$(14,614)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International June 2017 Goldman Sachs Multi- Hedge Strategies Long Index Swap 1.20%[10], Terminating 06/09/17 (Notional Value $5,447,766)	38,511	$(48,661)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap9

Sector	% of Index
Consumer Discretionary	27.4%
Health Care	18.0%
Consumer Staples	14.6%
Financials	11.4%
Technology	7.9%
Communications	7.8%
Energy	6.0%
Industrials	2.9%
Utilities	2.2%
Materials	1.8%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap10

Sector	% of Index
Financials	28.0%
Industrials	21.9%
Technology	15.7%
Consumer Discretionary	11.5%
Health Care	7.4%
Materials	5.3%
Communications	4.2%
Energy	3.8%
Consumer Staples	1.2%
Utilities	1.0%
Total	100.0%

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[2]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[3]	Affiliated issuer — See Note 6.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[5]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

[8]	Rate indicated is the 7 day yield as of March 31, 2017.
[9]
Customized basket of 150 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

[10]
Customized basket of 195 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Closed-End Funds	$6,688,973	$—	$—	$—	$—	$6,688,973
Commodity Futures Contracts	—	86,925	—	—	—	86,925
Common Stocks	25,329,146	—	—	—	—	25,329,146
Currency Futures Contracts	—	6,928	—	—	—	6,928
Equity Futures Contracts	—	160,083	—	47,682	—	207,765
Interest Rate Futures Contracts	—	1,065	—	11,322	—	12,387
Master Limited Partnership	523,148	—	—	—	—	523,148
Mutual Funds	23,370	—	—	—	—	23,370
Repurchase Agreement	—	—	9,615,987	—	—	9,615,987
Securities Lending Collateral	134,723	—	—	—	—	134,723
U.S. Treasury Bills	—	—	549,583	—	—	549,583
Total	$32,699,360	$255,001	$10,165,570	$59,004	$—	$43,178,935

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$15,193	$—	$—	$—	$15,193
Common Stocks	14,152,780	—	—	—	—	14,152,780
Currency Futures Contracts	—	20,486	—	—	—	20,486
Equity Futures Contracts	—	183,487	—	22,794	—	206,281
Equity Index Swap Agreements	—	—	—	63,275	—	62,375
Exchange-Traded Funds	6,554,897	—	—	—	—	6,554,897
Interest Rate Futures Contracts	—	4,960	—	8,148	—	13,108
Options Written	788	—	—	—	—	788
Total	$20,708,465	$224,126	$—	$94,217	$—	$21,026,808

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 47.9%
Technology - 18.0%
Apple, Inc.	20,717	$2,976,203
Microsoft Corp.	30,514	2,009,651
Intel Corp.	18,669	673,391
Broadcom Ltd.	1,584	346,833
QUALCOMM, Inc.	5,832	334,407
Texas Instruments, Inc.	3,947	317,970
Adobe Systems, Inc.*	1,951	253,884
NVIDIA Corp.	2,237	243,676
Applied Materials, Inc.	4,264	165,870
Activision Blizzard, Inc.	2,969	148,034
Cognizant Technology Solutions Corp. — Class A*	2,396	142,610
Micron Technology, Inc.*	4,354	125,831
Intuit, Inc.	1,010	117,150
Electronic Arts, Inc.*	1,217	108,946
Analog Devices, Inc.	1,221	100,061
Fiserv, Inc.*	847	97,668
Western Digital Corp.	1,138	93,920
NetEase, Inc. ADR	296	84,064
Paychex, Inc.	1,417	83,461
Lam Research Corp.	643	82,535
Cerner Corp.*	1,302	76,623
Autodesk, Inc.*	879	76,007
Skyworks Solutions, Inc.	730	71,525
Check Point Software Technologies Ltd.*	677	69,501
Microchip Technology, Inc.	855	63,082
KLA-Tencor Corp.	619	58,848
Xilinx, Inc.	983	56,906
Seagate Technology plc	1,166	53,554
CA, Inc.	1,650	52,338
Citrix Systems, Inc.*	617	51,452
Maxim Integrated Products, Inc.	1,116	50,175
Akamai Technologies, Inc.*	684	40,835
Total Technology		9,227,011
Communications - 17.8%
Amazon.com, Inc.*	1,884	1,670,242
Facebook, Inc. — Class A*	9,300	1,321,065
Alphabet, Inc. — Class C*	1,370	1,136,498
Alphabet, Inc. — Class A*	1,173	994,469
Comcast Corp. — Class A	18,688	702,481
Cisco Systems, Inc.	19,775	668,395
Charter Communications, Inc. — Class A*	1,062	347,614
Priceline Group, Inc.*	194	345,313
Netflix, Inc.*	1,700	251,277
T-Mobile US, Inc.*	3,264	210,822
Baidu, Inc. ADR*	1,087	187,529
Yahoo!, Inc.*	3,768	174,873
eBay, Inc.*	4,292	144,082
Twenty-First Century Fox, Inc. — Class A	4,155	134,580
JD.com, Inc. ADR*	3,622	112,680
Twenty-First Century Fox, Inc. — Class B	3,153	100,202
Sirius XM Holdings, Inc.[1]	18,619	95,888
Liberty Global plc — Class C*	2,490	87,250
Ctrip.com International Ltd. ADR*	1,657	81,442
Symantec Corp.	2,444	74,982
Expedia, Inc.	541	68,258
Viacom, Inc. — Class B	1,372	63,963
DISH Network Corp. — Class A*	896	56,887
Vodafone Group plc ADR	1,719	45,433
Liberty Global plc — Class A*	1,001	35,906
Discovery Communications, Inc. — Class C*	906	25,649
TripAdvisor, Inc.*	519	22,400
Discovery Communications, Inc. — Class A*	603	17,541
Liberty Ventures*	320	14,234
Liberty Global plc LiLAC — Class C*	476	10,967
Liberty Global plc LiLAC — Class A*	198	4,404
Total Communications		9,207,326
Consumer, Non-cyclical - 7.7%
Amgen, Inc.	2,908	477,116
Kraft Heinz Co.	4,806	436,433
Celgene Corp.*	3,072	382,249
Gilead Sciences, Inc.	5,161	350,535
Mondelez International, Inc. — Class A	6,028	259,686
Biogen, Inc.*	853	233,227
PayPal Holdings, Inc.*	4,768	205,119
Automatic Data Processing, Inc.	1,773	181,537
Regeneron Pharmaceuticals, Inc.*	411	159,267
Express Scripts Holding Co.*	2,392	157,657
Intuitive Surgical, Inc.*,1	153	117,270
Alexion Pharmaceuticals, Inc.*	887	107,540
Vertex Pharmaceuticals, Inc.*	981	107,272
Monster Beverage Corp.*	2,255	104,113
Incyte Corp.*	748	99,985
Illumina, Inc.*	578	98,630
Mylan N.V.*	2,113	82,386
BioMarin Pharmaceutical, Inc.*	683	59,954
Dentsply Sirona, Inc.	912	56,945
Shire plc ADR	325	56,625
IDEXX Laboratories, Inc.*	348	53,804
Verisk Analytics, Inc. — Class A*	657	53,309
Henry Schein, Inc.*	313	53,201
Cintas Corp.	415	52,514
Hologic, Inc.*	1,103	46,933
Total Consumer, Non-cyclical		3,993,307
Consumer, Cyclical - 4.0%
Walgreens Boots Alliance, Inc.	4,262	353,959
Starbucks Corp.	5,755	336,034
Costco Wholesale Corp.	1,734	290,773
Tesla, Inc.*,1	592	164,754
Marriott International, Inc. — Class A	1,515	142,683
Ross Stores, Inc.	1,556	102,494
O'Reilly Automotive, Inc.*	362	97,682
PACCAR, Inc.	1,386	93,139
American Airlines Group, Inc.	1,991	84,219
Dollar Tree, Inc.*	932	73,125
Ulta Beauty, Inc.*	246	70,167

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 47.9% (continued)
Consumer, Cyclical - 4.0% (continued)
Fastenal Co.	1,142	$58,813
Hasbro, Inc.	491	49,011
Norwegian Cruise Line Holdings Ltd.*	898	45,556
Tractor Supply Co.	516	35,589
Mattel, Inc.	1,352	34,625
Liberty Interactive Corporation QVC Group — Class A*	1,679	33,614
Total Consumer, Cyclical		2,066,237
Industrial - 0.4%
CSX Corp.	3,658	170,280
J.B. Hunt Transport Services, Inc.	440	40,366
Total Industrial		210,646
Total Common Stocks
(Cost $20,382,732)		24,704,527

MUTUAL FUNDS† - 32.9%
Guggenheim Strategy Fund I2	503,835	12,621,076
Guggenheim Strategy Fund II2	175,431	4,385,775
Total Mutual Funds
(Cost $16,965,195)		17,006,851

	Face Amount
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bill
0.52% due 06/01/173,4,[8]	$1,000,000	998,849
Total U.S. Treasury Bills
(Cost $999,110)		998,849

FEDERAL AGENCY DISCOUNT NOTES†† - 1.5%
Federal Home Loan Bank[5]
0.63% due 04/03/17	750,000	749,972
Total Federal Agency Discount Notes
(Cost $749,972)		749,972

FEDERAL AGENCY NOTES†† - 0.9%
Federal Farm Credit Bank[5]
0.93% due 04/03/17[6]	480,000	480,000
Total Federal Agency Notes
(Cost $480,004)		480,000

REPURCHASE AGREEMENTS††,7 - 12.8%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[8]	3,930,593	3,930,593
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	889,995	889,995
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	889,995	889,995
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	889,995	889,995
Total Repurchase Agreements
(Cost $6,600,578)		6,600,578

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.5%
First American Government Obligations Fund — Class Z, 0.61%[10]	262,602	262,602
Total Securities Lending Collateral
(Cost $262,602)		262,602
Total Investments - 98.4%
(Cost $46,440,193)		$50,803,379
Other Assets & Liabilities, net - 1.6%		826,808
Total Net Assets - 100.0%		$51,630,187

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,805,550)	35	$9,630

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 NASDAQ-100 Index Swap 1.23%[11], Terminating 04/28/17 (Notional Value $57,987,852)	10,667	$653,237
Goldman Sachs International April 2017 NASDAQ-100 Index Swap 1.56%[11], Terminating 04/27/17 (Notional Value $5,167,739)	951	58,604
Barclays Bank plc April 2017 NASDAQ-100 Index Swap 1.26%[11], Terminating 04/28/17 (Notional Value $11,682,354)	2,149	(8,757)
(Total Notional Value $74,837,945)		$703,084

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7 day yield as of March 31, 2017.
[11]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$24,704,527	$—	$—	$—	$—	$24,704,527
Equity Futures Contracts	—	9,630	—	—	—	9,630
Equity Index Swap Agreements	—	—	—	711,841	—	711,841
Federal Agency Discount Notes	—	—	749,972	—	—	749,972
Federal Agency Notes	—	—	480,000	—	—	480,000
Mutual Funds	17,006,851	—	—	—	—	17,006,851
Repurchase Agreements	—	—	6,600,578	—	—	6,600,578
Securities Lending Collateral	262,602	—	—	—	—	262,602
U.S. Treasury Bills	—	—	998,849	—	—	998,849
Total	$41,973,980	$9,630	$8,829,399	$711,841	$—	$51,524,850

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$8,757	$—	$8,757

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 61.9%
Technology - 23.1%
Apple, Inc.	38,696	$5,559,066
Microsoft Corp.	56,995	3,753,691
Intel Corp.	34,872	1,257,832
Broadcom Ltd.	2,958	647,684
QUALCOMM, Inc.	10,894	624,662
Texas Instruments, Inc.	7,373	593,969
Adobe Systems, Inc.*	3,644	474,194
NVIDIA Corp.	4,178	455,110
Applied Materials, Inc.	7,964	309,800
Activision Blizzard, Inc.	5,545	276,474
Cognizant Technology Solutions Corp. — Class A*	4,475	266,352
Micron Technology, Inc.*	8,133	235,044
Intuit, Inc.	1,887	218,873
Electronic Arts, Inc.*	2,274	203,568
Analog Devices, Inc.	2,281	186,928
Fiserv, Inc.*	1,583	182,536
Western Digital Corp.	2,125	175,376
NetEase, Inc. ADR	553	157,052
Paychex, Inc.	2,647	155,908
Lam Research Corp.	1,201	154,160
Cerner Corp.*	2,432	143,123
Autodesk, Inc.*	1,641	141,897
Skyworks Solutions, Inc.	1,364	133,645
Check Point Software Technologies Ltd.*	1,265	129,865
Microchip Technology, Inc.	1,596	117,753
KLA-Tencor Corp.	1,156	109,901
Xilinx, Inc.	1,836	106,286
Seagate Technology plc	2,177	99,990
CA, Inc.	3,083	97,793
Citrix Systems, Inc.*	1,153	96,149
Maxim Integrated Products, Inc.	2,085	93,742
Akamai Technologies, Inc.*	1,277	76,237
Total Technology		17,234,660
Communications - 23.1%
Amazon.com, Inc.*	3,519	3,119,734
Facebook, Inc. — Class A*	17,371	2,467,551
Alphabet, Inc. — Class C*	2,559	2,122,843
Alphabet, Inc. — Class A*	2,191	1,857,530
Comcast Corp. — Class A	34,907	1,312,153
Cisco Systems, Inc.	36,936	1,248,437
Charter Communications, Inc. — Class A*	1,983	649,076
Priceline Group, Inc.*	363	646,129
Netflix, Inc.*	3,175	469,297
T-Mobile US, Inc.*	6,096	393,740
Baidu, Inc. ADR*	2,030	350,216
Yahoo!, Inc.*	7,037	326,587
eBay, Inc.*	8,018	269,164
Twenty-First Century Fox, Inc. — Class A	7,761	251,379
JD.com, Inc. ADR*	6,765	210,459
Twenty-First Century Fox, Inc. — Class B	5,890	187,184
Sirius XM Holdings, Inc.[1]	34,777	179,102
Liberty Global plc — Class C*	4,652	163,006
Ctrip.com International Ltd. ADR*	3,094	152,070
Symantec Corp.	4,564	140,024
Expedia, Inc.	1,011	127,558
Viacom, Inc. — Class B	2,563	119,487
DISH Network Corp. — Class A*	1,674	106,282
Vodafone Group plc ADR	3,211	84,867
Liberty Global plc — Class A*	1,869	67,041
Discovery Communications, Inc. — Class C*	1,693	47,929
TripAdvisor, Inc.*	969	41,822
Discovery Communications, Inc. — Class A*	1,126	32,755
Liberty Ventures*	599	26,644
Liberty Global plc LiLAC — Class C*	890	20,506
Liberty Global plc LiLAC — Class A*	370	8,229
Total Communications		17,198,801
Consumer, Non-cyclical - 10.0%
Amgen, Inc.	5,432	891,228
Kraft Heinz Co.	8,977	815,201
Celgene Corp.*	5,738	713,979
Gilead Sciences, Inc.	9,640	654,749
Mondelez International, Inc. — Class A	11,260	485,081
Biogen, Inc.*	1,593	435,558
PayPal Holdings, Inc.*	8,907	383,179
Automatic Data Processing, Inc.	3,311	339,013
Regeneron Pharmaceuticals, Inc.*	768	297,608
Express Scripts Holding Co.*	4,468	294,486
Intuitive Surgical, Inc.*,1	286	219,210
Alexion Pharmaceuticals, Inc.*	1,657	200,895
Vertex Pharmaceuticals, Inc.*	1,832	200,329
Monster Beverage Corp.*	4,211	194,422
Incyte Corp.*	1,397	186,737
Illumina, Inc.*	1,079	184,121
Mylan N.V.*	3,947	153,894
BioMarin Pharmaceutical, Inc.*	1,275	111,920
Dentsply Sirona, Inc.	1,703	106,335
Shire plc ADR	606	105,583
IDEXX Laboratories, Inc.*	649	100,342
Verisk Analytics, Inc. — Class A*	1,227	99,559
Henry Schein, Inc.*	584	99,262
Cintas Corp.	775	98,069
Hologic, Inc.*	2,060	87,653
Total Consumer, Non-cyclical		7,458,413
Consumer, Cyclical - 5.2%
Walgreens Boots Alliance, Inc.	7,961	661,161
Starbucks Corp.	10,749	627,634
Costco Wholesale Corp.	3,240	543,315
Tesla, Inc.*,1	1,106	307,800
Marriott International, Inc. — Class A	2,829	266,435
Ross Stores, Inc.	2,907	191,484
O'Reilly Automotive, Inc.*	676	182,412
PACCAR, Inc.	2,588	173,914
American Airlines Group, Inc.	3,718	157,271
Dollar Tree, Inc.*	1,741	136,598
Ulta Beauty, Inc.*	459	130,921

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Consumer, Cyclical - 5.2% (continued)
Fastenal Co.	2,133	$109,850
Hasbro, Inc.	917	91,535
Norwegian Cruise Line Holdings Ltd.*	1,677	85,074
Tractor Supply Co.	964	66,487
Mattel, Inc.	2,526	64,691
Liberty Interactive Corporation QVC Group — Class A*	3,136	62,783
Total Consumer, Cyclical		3,859,365
Industrial - 0.5%
CSX Corp.	6,833	318,076
J.B. Hunt Transport Services, Inc.	821	75,319
Total Industrial		393,395
Total Common Stocks
(Cost $29,464,365)		46,144,634

MUTUAL FUNDS† - 21.9%
Guggenheim Strategy Fund I2	488,041	12,225,431
Guggenheim Strategy Fund II2	163,629	4,090,721
Total Mutual Funds
(Cost $16,247,047)		16,316,152

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.3%
Federal Home Loan Bank[3]
0.66% due 04/03/17	$1,266,000	1,265,953
Fannie Mae[4]
0.70% due 04/03/17	475,000	474,982
Total Federal Agency Discount Notes
(Cost $1,740,935)		1,740,935

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bill
0.52% due 05/11/17[5,6,7]	100,000	99,924
Total U.S. Treasury Bills
(Cost $99,942)		99,924

REPURCHASE AGREEMENTS††,8 - 11.5%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[9]	2,597,854	2,597,854
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	2,000,458	2,000,458
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	2,000,458	2,000,458
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	2,000,458	2,000,458
Total Repurchase Agreements
(Cost $8,599,228)		8,599,228

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.7%
First American Government Obligations Fund — Class Z, 0.61%[11]	545,200	545,200
Total Securities Lending Collateral
(Cost $545,200)		545,200
Total Investments - 98.4%
(Cost $56,696,717)		$73,446,073
Other Assets & Liabilities, net - 1.6%		1,172,826
Total Net Assets - 100.0%		$74,618,899

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $5,545,230)	51	$51,698

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 NASDAQ-100 Index Swap 1.23%[12], Terminating 04/28/17 (Notional Value $13,418,082)	2,468	$41,656
Goldman Sachs International April 2017 NASDAQ-100 Index Swap 1.56%[12], Terminating 04/27/17 (Notional Value $1,619,579)	298	18,366
Barclays Bank plc April 2017 NASDAQ-100 Index Swap 1.26%[12], Terminating 04/28/17 (Notional Value $8,121,606)	1,494	(6,088)
(Total Notional Value $23,159,267)		$53,934

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

[5]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of March 31, 2017.
[12]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

ADR ─ American Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$46,144,634	$—	$—	$—	$—	$46,144,634
Equity Futures Contracts	—	51,698	—	—	—	51,698
Equity Index Swap Agreements	—	—	—	60,022	—	60,022
Federal Agency Discount Notes	—	—	1,740,935	—	—	1,740,935
Mutual Funds	16,316,152	—	—	—	—	16,316,152
Repurchase Agreements	—	—	8,599,228	—	—	8,599,228
Securities Lending Collateral	545,200	—	—	—	—	545,200
U.S. Treasury Bills	—	—	99,924	—	—	99,924
Total	$63,005,986	$51,698	$10,440,087	$60,022	$—	$73,557,793

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$6,088	$—	$6,088

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 23.4%
Consumer, Non-cyclical - 5.3%
Johnson & Johnson	914	$113,838
Procter & Gamble Co.	861	77,360
Pfizer, Inc.	2,004	68,557
Philip Morris International, Inc.	522	58,934
Merck & Company, Inc.	925	58,775
Coca-Cola Co.	1,301	55,214
PepsiCo, Inc.	480	53,693
UnitedHealth Group, Inc.	324	53,139
Altria Group, Inc.	653	46,637
Amgen, Inc.	248	40,688
Medtronic plc	461	37,137
AbbVie, Inc.	536	34,926
Celgene Corp.*	262	32,601
Bristol-Myers Squibb Co.	564	30,670
Gilead Sciences, Inc.	440	29,885
Eli Lilly & Co.	327	27,504
Allergan plc	113	26,998
Abbott Laboratories	581	25,802
Mondelez International, Inc. — Class A	514	22,143
Colgate-Palmolive Co.	297	21,736
Thermo Fisher Scientific, Inc.	131	20,122
Biogen, Inc.*	73	19,960
Kraft Heinz Co.	201	18,253
Reynolds American, Inc.	279	17,583
Danaher Corp.	205	17,534
PayPal Holdings, Inc.*	378	16,262
Kimberly-Clark Corp.	120	15,796
Automatic Data Processing, Inc.	151	15,460
Aetna, Inc.	118	15,051
Anthem, Inc.	89	14,719
Stryker Corp.	104	13,692
Express Scripts Holding Co.*	204	13,446
Becton Dickinson and Co.	72	13,208
Cigna Corp.	87	12,745
General Mills, Inc.	195	11,507
Boston Scientific Corp.*	459	11,415
S&P Global, Inc.	87	11,374
Ecolab, Inc.	88	11,030
McKesson Corp.	71	10,527
Humana, Inc.	50	10,307
Regeneron Pharmaceuticals, Inc.*	26	10,075
Constellation Brands, Inc. — Class A	58	9,400
Alexion Pharmaceuticals, Inc.*	76	9,214
Intuitive Surgical, Inc.*,1	12	9,198
Vertex Pharmaceuticals, Inc.*	84	9,185
Kroger Co.	311	9,171
Zoetis, Inc.	166	8,859
Archer-Daniels-Midland Co.	192	8,840
Sysco Corp.	167	8,671
Cardinal Health, Inc.	106	8,644
HCA Holdings, Inc.*	97	8,632
Baxter International, Inc.	164	8,505
Illumina, Inc.*	49	8,361
Zimmer Biomet Holdings, Inc.	68	8,303
Incyte Corp.*	59	7,887
Edwards Lifesciences Corp.*	72	6,773
Estee Lauder Cos., Inc. — Class A	75	6,359
Moody's Corp.	56	6,274
Monster Beverage Corp.*	135	6,233
Kellogg Co.	85	6,172
Dr Pepper Snapple Group, Inc.	62	6,071
Mylan N.V.*	155	6,043
Tyson Foods, Inc. — Class A	97	5,986
CR Bard, Inc.	24	5,965
Molson Coors Brewing Co. — Class B	62	5,934
Clorox Co.	43	5,798
Conagra Brands, Inc.	139	5,607
Mead Johnson Nutrition Co. — Class A	62	5,523
Equifax, Inc.	40	5,470
Hershey Co.	47	5,135
JM Smucker Co.	39	5,112
AmerisourceBergen Corp. — Class A	56	4,956
Laboratory Corp. of America Holdings*	34	4,878
Dentsply Sirona, Inc.	77	4,808
Nielsen Holdings plc	113	4,668
IDEXX Laboratories, Inc.*	30	4,638
Henry Schein, Inc.*	27	4,589
Quest Diagnostics, Inc.	46	4,517
Church & Dwight Company, Inc.	86	4,289
Verisk Analytics, Inc. — Class A*	52	4,219
Centene Corp.*	58	4,133
Global Payments, Inc.	51	4,115
Hologic, Inc.*	94	4,000
Universal Health Services, Inc. — Class B	30	3,734
Campbell Soup Co.	65	3,721
McCormick & Co., Inc.	38	3,707
Cintas Corp.	29	3,670
DaVita, Inc.*	52	3,534
United Rentals, Inc.*	28	3,501
Western Union Co.	162	3,297
Cooper Cos., Inc.	16	3,198
Perrigo Company plc	48	3,187
Whole Foods Market, Inc.	107	3,180
Hormel Foods Corp.	91	3,151
Total System Services, Inc.	56	2,994
Coty, Inc. — Class A	158	2,865
Varian Medical Systems, Inc.*	31	2,825
Brown-Forman Corp. — Class B	60	2,771
Envision Healthcare Corp.*	40	2,453
Avery Dennison Corp.	30	2,418
Robert Half International, Inc.	43	2,100
Quanta Services, Inc.*	51	1,893
H&R Block, Inc.	70	1,628
Mallinckrodt plc*	35	1,560
Patterson Companies, Inc.[1]	28	1,266
Total Consumer, Non-cyclical		1,550,091
Financial - 4.4%
Berkshire Hathaway, Inc. — Class B*	639	106,509

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 23.4% (continued)
Financial - 4.4% (continued)
JPMorgan Chase & Co.	1,203	$105,671
Wells Fargo & Co.	1,516	84,381
Bank of America Corp.	3,375	79,616
Citigroup, Inc.	933	55,812
Visa, Inc. — Class A	625	55,544
Mastercard, Inc. — Class A	317	35,653
Goldman Sachs Group, Inc.	125	28,715
U.S. Bancorp	536	27,604
Chubb Ltd.[1]	157	21,391
Morgan Stanley	484	20,735
American Express Co.	255	20,173
PNC Financial Services Group, Inc.	164	19,719
American International Group, Inc.	313	19,540
MetLife, Inc.	366	19,332
Simon Property Group, Inc.	108	18,580
American Tower Corp. — Class A	144	17,502
Charles Schwab Corp.	409	16,691
Bank of New York Mellon Corp.	349	16,483
BlackRock, Inc. — Class A	41	15,724
Prudential Financial, Inc.	145	15,469
Capital One Financial Corp.	162	14,039
CME Group, Inc. — Class A	115	13,662
Marsh & McLennan Companies, Inc.	173	12,783
BB&T Corp.	272	12,158
Intercontinental Exchange, Inc.	200	11,974
Crown Castle International Corp.	121	11,428
Travelers Cos., Inc.	94	11,331
Public Storage	50	10,945
Aon plc	88	10,445
Equinix, Inc.	26	10,410
Allstate Corp.	123	10,023
Aflac, Inc.	135	9,777
State Street Corp.	121	9,633
Prologis, Inc.	178	9,235
SunTrust Banks, Inc.	165	9,125
Discover Financial Services	130	8,891
Synchrony Financial	259	8,884
Welltower, Inc.	122	8,640
Weyerhaeuser Co.	252	8,563
AvalonBay Communities, Inc.	46	8,446
M&T Bank Corp.	52	8,046
Ventas, Inc.	119	7,740
Equity Residential	124	7,715
Progressive Corp.	195	7,640
Boston Properties, Inc.	52	6,885
Ameriprise Financial, Inc.	52	6,743
Fifth Third Bancorp	253	6,426
KeyCorp	361	6,419
Northern Trust Corp.	72	6,234
Hartford Financial Services Group, Inc.	126	6,057
Citizens Financial Group, Inc.	172	5,943
Regions Financial Corp.	406	5,899
Vornado Realty Trust	58	5,818
Digital Realty Trust, Inc.	54	5,745
Principal Financial Group, Inc.	90	5,680
Willis Towers Watson plc	43	5,628
T. Rowe Price Group, Inc.	82	5,588
Realty Income Corp.	91	5,417
Essex Property Trust, Inc.	22	5,094
Lincoln National Corp.	76	4,974
HCP, Inc.	158	4,942
Franklin Resources, Inc.	116	4,888
Huntington Bancshares, Inc.	365	4,887
Alliance Data Systems Corp.	19	4,731
Host Hotels & Resorts, Inc.	249	4,646
GGP, Inc.	197	4,566
Loews Corp.	93	4,350
Invesco Ltd.	136	4,166
Comerica, Inc.	59	4,046
Mid-America Apartment Communities, Inc.	38	3,866
SL Green Realty Corp.	34	3,625
Cincinnati Financial Corp.	50	3,614
Unum Group	77	3,611
XL Group Ltd.	90	3,587
CBRE Group, Inc. — Class A*	101	3,514
Arthur J Gallagher & Co.	60	3,392
Alexandria Real Estate Equities, Inc.	30	3,316
Raymond James Financial, Inc.	43	3,279
UDR, Inc.	90	3,263
Regency Centers Corp.	49	3,253
E*TRADE Financial Corp.*	92	3,210
Federal Realty Investment Trust	24	3,204
Kimco Realty Corp.	143	3,159
Extra Space Storage, Inc.	42	3,124
Affiliated Managers Group, Inc.	19	3,115
Iron Mountain, Inc.	83	2,961
Zions Bancorporation	68	2,856
Torchmark Corp.	37	2,850
Nasdaq, Inc.	39	2,709
Macerich Co.	41	2,640
CBOE Holdings, Inc.	31	2,513
Apartment Investment & Management Co. — Class A	53	2,351
People's United Financial, Inc.	107	1,947
Assurant, Inc.	19	1,818
Navient Corp.	98	1,446
Total Financial		1,256,372
Technology - 3.3%
Apple, Inc.	1,767	253,848
Microsoft Corp.	2,601	171,302
Intel Corp.	1,592	57,423
International Business Machines Corp.	289	50,326
Oracle Corp.	1,009	45,011
Broadcom Ltd.	135	29,560
QUALCOMM, Inc.	497	28,498
Texas Instruments, Inc.	336	27,068
Accenture plc — Class A	210	25,174
Adobe Systems, Inc.*	167	21,731
NVIDIA Corp.	198	21,568
salesforce.com, Inc.*	220	18,148
Applied Materials, Inc.	363	14,120
Hewlett Packard Enterprise Co.	560	13,272

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 23.4% (continued)
Technology - 3.3% (continued)
Cognizant Technology Solutions Corp. — Class A*	205	$12,202
Activision Blizzard, Inc.	233	11,617
HP, Inc.	570	10,192
Micron Technology, Inc.*	349	10,086
Analog Devices, Inc.	122	9,998
Intuit, Inc.	82	9,511
Electronic Arts, Inc.*	104	9,310
Fidelity National Information Services, Inc.	111	8,839
Fiserv, Inc.*	72	8,302
Western Digital Corp.	97	8,006
Lam Research Corp.	55	7,060
Paychex, Inc.	107	6,302
Skyworks Solutions, Inc.	62	6,075
Cerner Corp.*	99	5,826
Autodesk, Inc.*	66	5,707
Microchip Technology, Inc.	73	5,386
Red Hat, Inc.*	60	5,190
KLA-Tencor Corp.	53	5,039
Xilinx, Inc.	84	4,863
Seagate Technology plc	99	4,547
Citrix Systems, Inc.*	53	4,420
NetApp, Inc.	91	3,808
Advanced Micro Devices, Inc.*	260	3,783
Synopsys, Inc.*	51	3,679
Akamai Technologies, Inc.*	58	3,463
CA, Inc.	105	3,331
Qorvo, Inc.*	43	2,948
Xerox Corp.	287	2,107
CSRA, Inc.	49	1,435
Teradata Corp.*	44	1,369
Dun & Bradstreet Corp.	12	1,295
Total Technology		962,745
Communications - 3.2%
Amazon.com, Inc.*	133	117,911
Facebook, Inc. — Class A*	794	112,787
AT&T, Inc.	2,068	85,925
Alphabet, Inc. — Class A*	100	84,780
Alphabet, Inc. — Class C*	99	82,126
Verizon Communications, Inc.	1,372	66,885
Comcast Corp. — Class A	1,594	59,919
Cisco Systems, Inc.	1,686	56,987
Walt Disney Co.	490	55,561
Priceline Group, Inc.*	17	30,259
Time Warner, Inc.	261	25,502
Charter Communications, Inc. — Class A*	72	23,567
Netflix, Inc.*	145	21,432
Yahoo!, Inc.*	295	13,691
Twenty-First Century Fox, Inc. — Class A	354	11,466
eBay, Inc.*	340	11,414
CBS Corp. — Class B	125	8,669
Omnicom Group, Inc.	79	6,811
Symantec Corp.	208	6,381
Level 3 Communications, Inc.*	98	5,608
Viacom, Inc. — Class B	117	5,455
Twenty-First Century Fox, Inc. — Class B	164	5,212
Expedia, Inc.	41	5,173
DISH Network Corp. — Class A*	76	4,825
Motorola Solutions, Inc.	55	4,742
CenturyLink, Inc.[1]	184	4,337
Juniper Networks, Inc.	129	3,590
Interpublic Group of Cos., Inc.	132	3,243
F5 Networks, Inc.*	22	3,137
VeriSign, Inc.*	30	2,613
Scripps Networks Interactive, Inc. — Class A	32	2,508
Discovery Communications, Inc. — Class C*	73	2,067
TEGNA, Inc.	72	1,845
News Corp. — Class A	128	1,664
TripAdvisor, Inc.*	38	1,640
Discovery Communications, Inc. — Class A*	51	1,484
News Corp. — Class B	40	540
Total Communications		941,756
Industrial - 2.3%
General Electric Co.	2,937	87,523
3M Co.	201	38,457
Boeing Co.	192	33,957
Honeywell International, Inc.	256	31,967
Union Pacific Corp.	274	29,022
United Technologies Corp.	253	28,389
United Parcel Service, Inc. — Class B	232	24,894
Lockheed Martin Corp.	84	22,478
Caterpillar, Inc.	197	18,274
General Dynamics Corp.	96	17,971
FedEx Corp.	83	16,197
Raytheon Co.	99	15,098
CSX Corp.	312	14,524
Northrop Grumman Corp.	59	14,033
Illinois Tool Works, Inc.	105	13,910
Johnson Controls International plc	316	13,310
Emerson Electric Co.	217	12,989
Eaton Corp. plc	151	11,198
Norfolk Southern Corp.	98	10,973
Deere & Co.[1]	99	10,777
Waste Management, Inc.	136	9,917
TE Connectivity Ltd.	120	8,946
Corning, Inc.	312	8,424
Cummins, Inc.	52	7,862
Amphenol Corp. — Class A	104	7,402
Parker-Hannifin Corp.	45	7,214
Ingersoll-Rand plc	87	7,075
Roper Technologies, Inc.	34	7,021
Stanley Black & Decker, Inc.	51	6,776
Rockwell Automation, Inc.	43	6,696
Fortive Corp.	101	6,082
Agilent Technologies, Inc.	108	5,710
Vulcan Materials Co.	45	5,422
Republic Services, Inc. — Class A	78	4,899

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 23.4% (continued)
Industrial - 2.3% (continued)
Harris Corp.	42	$4,673
Martin Marietta Materials, Inc.	21	4,583
Ball Corp.	59	4,381
WestRock Co.	84	4,370
Textron, Inc.	91	4,331
Mettler-Toledo International, Inc.*	9	4,311
L3 Technologies, Inc.	26	4,298
Rockwell Collins, Inc.	44	4,275
Waters Corp.*	27	4,220
Dover Corp.	52	4,178
AMETEK, Inc.	77	4,164
Arconic, Inc.	148	3,898
TransDigm Group, Inc.	17	3,743
CH Robinson Worldwide, Inc.	48	3,710
Masco Corp.	108	3,671
Pentair plc	56	3,516
Expeditors International of Washington, Inc.	61	3,446
Snap-on, Inc.	20	3,373
Fortune Brands Home & Security, Inc.	52	3,164
Kansas City Southern	36	3,087
Acuity Brands, Inc.	15	3,060
Xylem, Inc.	60	3,013
Sealed Air Corp.	65	2,833
J.B. Hunt Transport Services, Inc.	29	2,660
Fluor Corp.	47	2,474
Allegion plc	32	2,422
Stericycle, Inc.*	29	2,404
Jacobs Engineering Group, Inc.	41	2,266
PerkinElmer, Inc.	37	2,148
Flowserve Corp.	44	2,130
Garmin Ltd.	39	1,993
FLIR Systems, Inc.	46	1,669
Ryder System, Inc.	18	1,358
Total Industrial		675,209
Consumer, Cyclical - 2.1%
Home Depot, Inc.	410	60,199
Wal-Mart Stores, Inc.	507	36,545
McDonald's Corp.	276	35,772
Starbucks Corp.	491	28,669
CVS Health Corp.	345	27,083
NIKE, Inc. — Class B	446	24,856
Costco Wholesale Corp.	148	24,818
Lowe's Cos., Inc.	291	23,923
Walgreens Boots Alliance, Inc.	287	23,835
TJX Cos., Inc.	219	17,319
General Motors Co.	459	16,230
Ford Motor Co.	1,315	15,307
Delta Air Lines, Inc.	246	11,307
Southwest Airlines Co.	207	11,128
Target Corp.	187	10,320
Marriott International, Inc. — Class A	106	9,984
Ross Stores, Inc.	133	8,761
O'Reilly Automotive, Inc.*	31	8,364
Carnival Corp.	141	8,306
PACCAR, Inc.	118	7,930
Newell Brands, Inc.	162	7,642
Delphi Automotive plc	91	7,325
AutoZone, Inc.*	10	7,231
Yum! Brands, Inc.	113	7,221
American Airlines Group, Inc.	170	7,191
United Continental Holdings, Inc.*	96	6,781
Dollar Tree, Inc.*	80	6,277
VF Corp.	112	6,156
Dollar General Corp.	86	5,997
Ulta Beauty, Inc.*	20	5,704
Royal Caribbean Cruises Ltd.	56	5,494
Fastenal Co.	97	4,995
Mohawk Industries, Inc.*	21	4,820
Genuine Parts Co.	50	4,621
Best Buy Co., Inc.	91	4,473
Chipotle Mexican Grill, Inc. — Class A*	10	4,455
Whirlpool Corp.	25	4,283
WW Grainger, Inc.	18	4,190
Coach, Inc.	94	3,885
Alaska Air Group, Inc.	42	3,873
L Brands, Inc.	81	3,815
DR Horton, Inc.	114	3,797
Hasbro, Inc.	38	3,793
CarMax, Inc.*	63	3,731
Advance Auto Parts, Inc.	25	3,707
Harley-Davidson, Inc.	59	3,570
Darden Restaurants, Inc.	42	3,514
Lennar Corp. — Class A	68	3,481
Tiffany & Co.[1]	36	3,431
Foot Locker, Inc.	45	3,366
Wynn Resorts Ltd.	27	3,094
Goodyear Tire & Rubber Co.	85	3,060
LKQ Corp.*	104	3,044
Tractor Supply Co.	44	3,035
Macy's, Inc.	102	3,023
Wyndham Worldwide Corp.	35	2,950
Mattel, Inc.	115	2,945
BorgWarner, Inc.	67	2,800
PVH Corp.	27	2,794
Hanesbrands, Inc.	127	2,637
Kohl's Corp.	59	2,349
Leggett & Platt, Inc.	45	2,264
PulteGroup, Inc.	96	2,261
Michael Kors Holdings Ltd.*	55	2,096
Bed Bath & Beyond, Inc.	51	2,012
Staples, Inc.	219	1,921
Gap, Inc.	74	1,797
Nordstrom, Inc.[1]	38	1,770
Signet Jewelers Ltd.	23	1,593
Ralph Lauren Corp. — Class A	19	1,551
Under Armour, Inc. — Class A*,1	62	1,226
Under Armour, Inc. — Class C*	62	1,135
AutoNation, Inc.*	22	930
Total Consumer, Cyclical		611,762
Energy - 1.5%
Exxon Mobil Corp.	1,396	114,486
Chevron Corp.	637	68,395
Schlumberger Ltd.	469	36,629

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 23.4% (continued)
Energy - 1.5% (continued)
ConocoPhillips	416	$20,746
EOG Resources, Inc.	194	18,924
Occidental Petroleum Corp.	257	16,284
Halliburton Co.	292	14,369
Kinder Morgan, Inc.	646	14,044
Phillips 66	148	11,725
Anadarko Petroleum Corp.	188	11,656
Pioneer Natural Resources Co.	57	10,615
Valero Energy Corp.	152	10,076
Marathon Petroleum Corp.	178	8,996
Baker Hughes, Inc.	143	8,554
Williams Companies, Inc.	278	8,226
Devon Energy Corp.	177	7,384
Apache Corp.	128	6,578
Concho Resources, Inc.*	50	6,417
TechnipFMC plc*	157	5,103
National Oilwell Varco, Inc.	127	5,091
Noble Energy, Inc.	147	5,048
Marathon Oil Corp.	285	4,503
Hess Corp.	91	4,387
ONEOK, Inc.	71	3,936
Cabot Oil & Gas Corp. — Class A	160	3,826
Cimarex Energy Co.	32	3,824
Equities Corp.	58	3,544
Tesoro Corp.	39	3,161
Newfield Exploration Co.*	67	2,473
Helmerich & Payne, Inc.	37	2,463
Range Resources Corp.	63	1,833
Transocean Ltd.*	131	1,631
Murphy Oil Corp.	55	1,572
Chesapeake Energy Corp.*,1	256	1,521
Southwestern Energy Co.*	168	1,373
Total Energy		449,393
Utilities - 0.8%
NextEra Energy, Inc.	157	20,155
Duke Energy Corp.	235	19,272
Southern Co.	334	16,627
Dominion Resources, Inc.	211	16,366
PG&E Corp.	171	11,347
Exelon Corp.	312	11,226
American Electric Power Company, Inc.	165	11,076
Sempra Energy	84	9,282
Edison International	110	8,757
PPL Corp.	229	8,562
Consolidated Edison, Inc.	103	7,999
Xcel Energy, Inc.	171	7,601
Public Service Enterprise Group, Inc.	170	7,540
WEC Energy Group, Inc.	106	6,427
Eversource Energy	107	6,289
DTE Energy Co.	60	6,127
FirstEnergy Corp.	149	4,741
American Water Works Co., Inc.	60	4,666
Entergy Corp.	60	4,558
Ameren Corp.	82	4,476
CMS Energy Corp.	94	4,206
CenterPoint Energy, Inc.	145	3,998
SCANA Corp.	48	3,137
Pinnacle West Capital Corp.	37	3,085
Alliant Energy Corp.	77	3,050
NiSource, Inc.	109	2,593
AES Corp.	222	2,482
NRG Energy, Inc.	106	1,982
Total Utilities		217,627
Basic Materials - 0.5%
Dow Chemical Co.	376	23,891
EI du Pont de Nemours & Co.	291	23,376
Monsanto Co.	148	16,754
Praxair, Inc.	96	11,386
LyondellBasell Industries N.V. — Class A	111	10,123
Air Products & Chemicals, Inc.	73	9,876
PPG Industries, Inc.	87	9,142
Sherwin-Williams Co.	27	8,375
International Paper Co.	139	7,058
Nucor Corp.	107	6,390
Freeport-McMoRan, Inc.*	447	5,972
Newmont Mining Corp.	179	5,900
Albemarle Corp.	38	4,014
Eastman Chemical Co.	49	3,959
International Flavors & Fragrances, Inc.	27	3,578
Mosaic Co.	118	3,443
FMC Corp.	45	3,132
CF Industries Holdings, Inc.	78	2,289
Total Basic Materials		158,658
Diversified - 0.0%**
Leucadia National Corp.	109	2,834
Total Common Stocks
(Cost $5,309,411)		6,826,447

MUTUAL FUNDS† - 60.0%
Guggenheim Strategy Fund I2	382,313	9,576,936
Guggenheim Strategy Fund II2	315,542	7,888,545
Total Mutual Funds
(Cost $17,377,251)		17,465,481

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 1.7%
Federal Home Loan Bank[3]
0.66% due 04/03/17	$500,000	499,982
Total Federal Agency Discount Notes
(Cost $499,982)		499,982

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bill
0.52% due 05/11/17[4,5,6]	$250,000	$249,810
Total U.S. Treasury Bills
(Cost $249,854)		249,810

REPURCHASE AGREEMENTS††,7 - 6.8%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[8]	1,460,492	1,460,492
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	174,074	174,074
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	174,074	174,074
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	174,074	174,074
Total Repurchase Agreements
(Cost $1,982,714)		1,982,714

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.1%
First American Government Obligations Fund — Class Z, 0.61%[10]	34,241	34,241
Total Securities Lending Collateral
(Cost $34,241)		34,241
Total Investments - 92.9%
(Cost $25,453,453)		$27,058,675
Other Assets & Liabilities, net - 7.1%		2,062,277
Total Net Assets - 100.0%		$29,120,952

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,829,600)	24	$(12,752)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 S&P 500 Index Swap 1.23%[11], Terminating 04/28/17 (Notional Value $8,069,501)	3,415	$69,414
Goldman Sachs International April 2017 S&P 500 Index Swap 1.46%[11], Terminating 04/27/17 (Notional Value $6,839,741)	2,895	61,942
Barclays Bank plc April 2017 S&P 500 Index Swap 1.31%[11], Terminating 04/28/17 (Notional Value $19,174,587)	8,116	(45,321)
(Total Notional Value $34,083,829)		$86,035

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7 day yield as of March 31, 2017.
[11]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,826,447	$—	$—	$—	$—	$6,826,447
Equity Index Swap Agreements	—	—	—	131,356	—	131,356
Federal Agency Discount Notes	—	—	499,982	—	—	499,982
Mutual Funds	17,465,481	—	—	—	—	17,465,481
Repurchase Agreements	—	—	1,982,714	—	—	1,982,714
Securities Lending Collateral	34,241	—	—	—	—	34,241
U.S. Treasury Bills	—	—	249,810	—	—	249,810
Total	$24,326,169	$—	$2,732,506	$131,356	$—	$27,190,031

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$12,752	$—	$—	$—	$12,752
Equity Index Swap Agreements	—	—	—	45,321	—	45,321
Total	$—	$12,752	$—	$45,321	$—	$58,073

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 95.6%
Mining - 95.6%
Barrick Gold Corp.	89,596	$1,701,429
Freeport-McMoRan, Inc.*	119,992	1,603,093
Newmont Mining Corp.	46,738	1,540,484
Goldcorp, Inc.	84,629	1,234,737
Franco-Nevada Corp.	18,651	1,221,827
Agnico Eagle Mines Ltd.	26,399	1,120,374
Silver Wheaton Corp.	53,717	1,119,462
Randgold Resources Ltd. ADR	11,951	1,043,083
Royal Gold, Inc.	11,624	814,261
AngloGold Ashanti Ltd. ADR[1]	69,385	747,276
Kinross Gold Corp.*	207,484	728,269
Cia de Minas Buenaventura S.A.A. ADR	52,058	626,778
Pan American Silver Corp.	34,007	595,803
Gold Fields Ltd. ADR	166,313	587,085
Tahoe Resources, Inc.	72,708	583,846
Eldorado Gold Corp.	170,169	580,276
Alamos Gold, Inc. — Class A	70,037	562,397
B2Gold Corp.*	196,315	555,571
Yamana Gold, Inc.[1]	197,487	545,064
Hecla Mining Co.	99,620	526,990
Sibanye Gold Ltd. ADR	59,275	522,213
Stillwater Mining Co.*	29,717	513,213
Pretium Resources, Inc.*	47,248	506,026
IAMGOLD Corp.*,1	119,967	479,868
New Gold, Inc.*	158,127	471,218
Coeur Mining, Inc.*	53,590	433,007
Novagold Resources, Inc.*	87,088	424,119
First Majestic Silver Corp.*,1	51,566	418,716
Silver Standard Resources, Inc.*	37,543	398,331
Harmony Gold Mining Company Ltd. ADR	150,058	367,642
McEwen Mining, Inc.[1]	105,066	319,401
Fortuna Silver Mines, Inc.*	60,220	313,144
Sandstorm Gold Ltd.*,1	67,107	286,547
Seabridge Gold, Inc.*,1	24,649	271,139
Richmont Mines, Inc.*	31,721	225,219
Endeavour Silver Corp.*	69,619	221,388
MAG Silver Corp.*	12,650	166,095
Gold Resource Corp.	18,660	84,343
Total Mining		24,459,734
Total Common Stocks
(Cost $14,025,842)		24,459,734

EXCHANGE-TRADED FUNDS† - 3.8%
VanEck Vectors Junior Gold Miners ETF	27,114	975,562
Total Exchange-Traded Funds
(Cost $569,138)		975,562

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$91,529	91,529
Total Repurchase Agreement
(Cost $91,529)		91,529

	Shares
SECURITIES LENDING COLLATERAL†,3 - 7.7%
First American Government Obligations Fund - Class Z, 0.61%[4]	1,967,885	1,967,885
Total Securities Lending Collateral
(Cost $1,967,885)		1,967,885
Total Investments - 107.5%
(Cost $16,654,394)		$27,494,710
Other Assets & Liabilities, net - (7.5)%		(1,922,813)
Total Net Assets - 100.0%		$25,571,897

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$24,459,734	$—	$—	$24,459,734
Exchange-Traded Funds	975,562	—	—	975,562
Repurchase Agreement	—	91,529	—	91,529
Securities Lending Collateral	1,967,885	—	—	1,967,885
Total	$27,403,181	$91,529	$—	$27,494,710

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 95.3%
REITs-Diversified - 25.7%
American Tower Corp. — Class A	1,889	$229,588
Crown Castle International Corp.	1,975	186,538
Equinix, Inc.	448	179,365
Weyerhaeuser Co.	4,631	157,360
Vornado Realty Trust	1,325	132,910
Digital Realty Trust, Inc.	1,234	131,285
SBA Communications Corp.*	1,000	120,370
Duke Realty Corp.	3,666	96,306
Gaming and Leisure Properties, Inc.	2,530	84,553
Colony NorthStar, Inc. — Class A	6,457	83,360
Lamar Advertising Co. — Class A	1,105	82,588
WP Carey, Inc.	1,297	80,699
Forest City Realty Trust, Inc. — Class A	3,432	74,749
Liberty Property Trust	1,931	74,440
New Residential Investment Corp.	4,159	70,620
EPR Properties	928	68,329
CoreSite Realty Corp.	752	67,718
DuPont Fabros Technology, Inc.	1,359	67,393
Uniti Group, Inc.	2,438	63,022
STORE Capital Corp.	2,578	61,563
GEO Group, Inc.[1]	1,324	61,394
Gramercy Property Trust	2,277	59,885
Outfront Media, Inc.	2,243	59,552
CoreCivic, Inc.	1,852	58,190
Cousins Properties, Inc.	6,992	57,824
Rayonier, Inc.	2,025	57,389
Retail Properties of America, Inc. — Class A	3,967	57,204
PS Business Parks, Inc.	485	55,659
Lexington Realty Trust	4,772	47,625
Washington Real Estate Investment Trust	1,517	47,452
STAG Industrial, Inc.	1,840	46,037
American Assets Trust, Inc.	1,026	42,928
Potlatch Corp.	937	42,821
Total REITs-Diversified		2,806,716
REITs-Office Property - 11.4%
Boston Properties, Inc.	1,057	139,958
SL Green Realty Corp.	951	101,397
Alexandria Real Estate Equities, Inc.	899	99,357
VEREIT, Inc.	10,566	89,705
Kilroy Realty Corp.	1,142	82,315
Douglas Emmett, Inc.	1,969	75,610
Hudson Pacific Properties, Inc.	2,096	72,605
Highwoods Properties, Inc.	1,405	69,028
Equity Commonwealth*	1,960	61,191
Paramount Group, Inc.	3,654	59,231
Empire State Realty Trust, Inc. — Class A	2,711	55,955
Corporate Office Properties Trust	1,684	55,740
Piedmont Office Realty Trust, Inc. — Class A	2,562	54,776
Brandywine Realty Trust	3,240	52,585
Columbia Property Trust, Inc.	2,307	51,331
Mack-Cali Realty Corp.	1,778	47,899
New York REIT, Inc.	4,102	39,748
Government Properties Income Trust	1,855	38,825
Total REITs-Office Property		1,247,256
REITs-Apartments - 10.8%
AvalonBay Communities, Inc.	842	154,590
Equity Residential	2,357	146,652
Essex Property Trust, Inc.	515	119,237
Mid-America Apartment Communities, Inc.	1,039	105,707
UDR, Inc.	2,668	96,742
Apartment Investment & Management Co. — Class A	1,856	82,314
Camden Property Trust	1,019	81,989
Invitation Homes, Inc.*	3,750	81,863
American Campus Communities, Inc.	1,657	78,857
American Homes 4 Rent — Class A	3,183	73,082
Colony Starwood Homes	1,769	60,058
Education Realty Trust, Inc.	1,323	54,045
Monogram Residential Trust, Inc.	3,980	39,681
Total REITs-Apartments		1,174,817
REITs-Health Care - 9.3%
Welltower, Inc.	2,277	161,256
Ventas, Inc.	2,369	154,080
HCP, Inc.	3,880	121,366
Omega Healthcare Investors, Inc.	2,445	80,661
Senior Housing Properties Trust	3,384	68,526
Healthcare Trust of America, Inc. — Class A	2,098	66,003
Medical Properties Trust, Inc.	4,982	64,218
Healthcare Realty Trust, Inc.	1,898	61,685
Physicians Realty Trust	2,776	55,159
National Health Investors, Inc.	740	53,746
Care Capital Properties, Inc.	1,803	48,447
Sabra Health Care REIT, Inc.	1,515	42,314
Quality Care Properties, Inc.*	2,217	41,813
Total REITs-Health Care		1,019,274
REITs-Hotels - 6.8%
Host Hotels & Resorts, Inc.	6,262	116,848
MGM Growth Properties LLC — Class A	2,830	76,551
Park Hotels & Resorts, Inc.	2,780	71,363
Hospitality Properties Trust	2,252	71,006
Apple Hospitality REIT, Inc.	3,350	63,985
Sunstone Hotel Investors, Inc.	3,718	56,997
LaSalle Hotel Properties	1,908	55,237
Ryman Hospitality Properties, Inc.	883	54,596
RLJ Lodging Trust	2,262	53,180
DiamondRock Hospitality Co.	4,146	46,228
Pebblebrook Hotel Trust	1,563	45,655
FelCor Lodging Trust, Inc.	4,220	31,692
Total REITs-Hotels		743,338
REITs-Shopping Centers - 6.6%
Regency Centers Corp.	1,572	104,364

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 95.3% (continued) REITs-Shopping Centers - 6.6% (continued)
Federal Realty Investment Trust	721	$96,253
Kimco Realty Corp.	4,238	93,617
Brixmor Property Group, Inc.	3,682	79,016
DDR Corp.	5,167	64,743
Weingarten Realty Investors	1,935	64,610
Urban Edge Properties	1,929	50,733
Acadia Realty Trust	1,630	48,998
Retail Opportunity Investments Corp.	2,243	47,170
Kite Realty Group Trust	1,935	41,603
Ramco-Gershenson Properties Trust	2,346	32,891
Total REITs-Shopping Centers		723,998
REITs-Regional Malls - 6.1%
Simon Property Group, Inc.	1,349	232,069
GGP, Inc.	6,037	139,938
Macerich Co.	1,465	94,346
Taubman Centers, Inc.	940	62,059
Tanger Factory Outlet Centers, Inc.	1,699	55,676
Washington Prime Group, Inc.	4,577	39,774
CBL & Associates Properties, Inc.	4,136	39,457
Total REITs-Regional Malls		663,319
REITs-Mortgage - 5.5%
Annaly Capital Management, Inc.	9,455	105,045
AGNC Investment Corp.	4,030	80,157
Starwood Property Trust, Inc.	3,340	75,417
Chimera Investment Corp.	3,056	61,670
Two Harbors Investment Corp.	5,941	56,974
MFA Financial, Inc.	6,690	54,055
Blackstone Mortgage Trust, Inc. — Class A	1,731	53,592
Apollo Commercial Real Estate Finance, Inc.	2,190	41,194
Invesco Mortgage Capital, Inc.	2,653	40,909
CYS Investments, Inc.	4,284	34,058
Total REITs-Mortgage		603,071
REITs-Storage - 4.7%
Public Storage	878	192,202
Iron Mountain, Inc.	2,706	96,523
Extra Space Storage, Inc.	1,277	94,996
CubeSmart	2,581	67,003
Life Storage, Inc.	730	59,948
Total REITs-Storage		510,672
REITs-Warehouse/Industries - 4.1%
Prologis, Inc.	3,171	164,511
DCT Industrial Trust, Inc.	1,375	66,165
CyrusOne, Inc.	1,264	65,058
First Industrial Realty Trust, Inc.	2,063	54,938
EastGroup Properties, Inc.	664	48,824
QTS Realty Trust, Inc. — Class A	974	47,483
Total REITs-Warehouse/Industries		446,979
REITs-Single Tenant - 2.9%
Realty Income Corp.	2,103	125,192
National Retail Properties, Inc.	1,791	78,123
Spirit Realty Capital, Inc.	6,723	68,104
Select Income REIT	1,824	47,041
Total REITs-Single Tenant		318,460
REITs-Manufactured Homes - 1.4%
Equity LifeStyle Properties, Inc.	1,035	79,757
Sun Communities, Inc.	939	75,430
Total REITs-Manufactured Homes		155,187
Total REITs		10,413,087
Real Estate - 3.7%
Real Estate Management/Services - 2.2%
CBRE Group, Inc. — Class A*	2,989	103,988
Jones Lang LaSalle, Inc.	623	69,433
Realogy Holdings Corp.	2,200	65,538
Total Real Estate Management/Services		238,959
Real Estate Operations/Development - 1.5%
Brookfield Asset Management, Inc. — Class A	2,512	91,588
Howard Hughes Corp.*	572	67,067
Total Real Estate Operations/Development		158,655
Total Real Estate		397,614
Private Equity - 0.5%
Private Equity - 0.5%
Kennedy-Wilson Holdings, Inc.	2,253	50,017
Total Common Stocks
(Cost $6,141,359)		10,860,718

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$20,515	20,515
Total Repurchase Agreement
(Cost $20,515)		20,515

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
First American Government Obligations Fund — Class Z, 0.61%	45,502	45,502
Total Securities Lending Collateral
(Cost $45,502)		45,502
Total Investments - 100.1%
(Cost $6,207,376)		$10,926,735
Other Assets & Liabilities, net - (0.1)%		(11,298)
Total Net Assets - 100.0%		$10,915,437

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 —- See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,860,718	$—	$—	$10,860,718
Repurchase Agreement	—	20,515	—	20,515
Securities Lending Collateral	45,502	—	—	45,502
Total	$10,906,220	$20,515	$—	$10,926,735

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Retail –73.0%
Wal-Mart Stores, Inc.	2,817	$203,048
Home Depot, Inc.	1,216	178,546
Walgreens Boots Alliance, Inc.	1,514	125,737
CVS Health Corp.	1,531	120,184
Costco Wholesale Corp.	690	115,706
Lowe's Companies, Inc.	1,378	113,285
TJX Companies, Inc.	1,222	96,636
Target Corp.	1,355	74,782
Ross Stores, Inc.	1,033	68,043
O'Reilly Automotive, Inc.*	247	66,650
AutoZone, Inc.*	84	60,736
Dollar Tree, Inc.*	748	58,688
Dollar General Corp.	826	57,597
Ulta Beauty, Inc.*	199	56,761
Best Buy Co., Inc.	1,126	55,343
Genuine Parts Co.	533	49,255
L Brands, Inc.	1,026	48,325
Tiffany & Co.[1]	502	47,841
Advance Auto Parts, Inc.	295	43,737
CarMax, Inc.*	731	43,289
Foot Locker, Inc.	564	42,193
The Gap, Inc.	1,737	42,192
Liberty Interactive Corporation QVC Group — Class A*	2,016	40,360
Macy's, Inc.	1,349	39,984
Tractor Supply Co.	576	39,727
Nordstrom, Inc.[1]	843	39,259
Burlington Stores, Inc.*	368	35,803
Kohl's Corp.	881	35,073
Bed Bath & Beyond, Inc.	828	32,673
Staples, Inc.	3,681	32,282
Dick's Sporting Goods, Inc.	652	31,726
Williams-Sonoma, Inc.	563	30,188
Signet Jewelers Ltd.	427	29,578
Michaels Companies, Inc.*	1,236	27,674
Cabela's, Inc.*	513	27,245
AutoNation, Inc.*	637	26,938
Penske Automotive Group, Inc.	560	26,214
Rite Aid Corp.*	6,084	25,857
CST Brands, Inc.	534	25,680
Sally Beauty Holdings, Inc.*	1,132	23,138
PriceSmart, Inc.	247	22,773
Urban Outfitters, Inc.*	941	22,358
Five Below, Inc.*	502	21,742
American Eagle Outfitters, Inc.	1,514	21,241
RH*,1	446	20,632
Children's Place, Inc.[1]	167	20,048
GameStop Corp. — Class A	881	19,867
Big Lots, Inc.	401	19,521
Ollie's Bargain Outlet Holdings, Inc.*	580	19,430
HSN, Inc.	513	19,032
Lithia Motors, Inc. — Class A	221	18,929
J.C. Penney Company, Inc.*,1	2,990	18,418
Chico's FAS, Inc.	1,269	18,020
Dillard's, Inc. — Class A1	340	17,762
DSW, Inc. — Class A	832	17,206
Sears Holdings Corp.*,1	1,456	16,729
Group 1 Automotive, Inc.	220	16,298
Asbury Automotive Group, Inc.*	247	14,845
Guess?, Inc.	1,261	14,060
Genesco, Inc.*	246	13,641
Ascena Retail Group, Inc.*	2,881	12,273
Abercrombie & Fitch Co. — Class A	999	11,918
Tailored Brands, Inc.	754	11,265
Express, Inc.*	1,232	11,224
Hibbett Sports, Inc.*	372	10,974
Lumber Liquidators Holdings, Inc.*,1	511	10,726
Pier 1 Imports, Inc.[1]	1,455	10,418
Francesca's Holdings Corp.*	654	10,039
GNC Holdings, Inc. — Class A1	1,281	9,428
Finish Line, Inc. — Class A	662	9,420
Zumiez, Inc.*	502	9,187
Fred's, Inc. — Class A1	645	8,450
Big 5 Sporting Goods Corp.	507	7,656
Conn's, Inc.*	764	6,685
Total Retail		2,850,188
Internet - 21.1%
Amazon.com, Inc.*	318	281,920
Priceline Group, Inc.*	71	126,378
Netflix, Inc.*	738	109,084
Expedia, Inc.	454	57,281
JD.com, Inc. ADR*	1,727	53,727
Ctrip.com International Ltd. ADR*	1,031	50,674
TripAdvisor, Inc.*	776	33,492
Vipshop Holdings Ltd. ADR*	2,499	33,337
Wayfair, Inc. — Class A*,1	626	25,347
Liberty Expedia Holdings, Inc. — Class A*	467	21,239
Shutterfly, Inc.*	360	17,384
Etsy, Inc.*	1,415	15,041
Total Internet		824,904
Distribution & Wholesale - 2.2%
LKQ Corp.*	1,351	39,543
Pool Corp.	250	29,833
Core-Mark Holding Company, Inc.	505	15,751
Total Distribution & Wholesale		85,127
Commercial Services - 1.6%
Aaron's, Inc.	651	19,361
NutriSystem, Inc.	320	17,760
Monro Muffler Brake, Inc.	330	17,193
Rent-A-Center, Inc.[1]	1,016	9,012
Total Commercial Services		63,326
Oil & Gas - 0.6%
Murphy USA, Inc.*	308	22,613
Home Furnishings - 0.4%
Select Comfort Corp.*	562	13,932
Leisure Time - 0.4%
Liberty TripAdvisor Holdings, Inc. — Class A*	982	13,846
Total Common Stocks
(Cost $3,370,313)		3,873,936

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$23,074	$23,074
Total Repurchase Agreement
(Cost $23,074)		23,074

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.5%
First American Government Obligations Fund — Class Z, 0.61%	175,869	175,869
Total Securities Lending Collateral
(Cost $175,869)		175,869
Total Investments - 104.4%
(Cost $3,569,256)		$4,072,879
Other Assets & Liabilities, net - (4.4)%		(170,236)
Total Net Assets - 100.0%		$3,902,643

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR  — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,873,936	$—	$—	$3,873,936
Repurchase Agreement	—	23,074	—	23,074
Securities Lending Collateral	175,869	—	—	175,869
Total	$4,049,805	$23,074	$—	$4,072,879

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0%
Financial - 7.2%
New Residential Investment Corp.	280	$4,753
FNB Corp.	298	4,424
PrivateBancorp, Inc. — Class A	74	4,392
Webster Financial Corp.	87	4,352
Prosperity Bancshares, Inc.	62	4,321
Bank of the Ozarks, Inc.	82	4,264
Investors Bancorp, Inc.	279	4,012
Hudson Pacific Properties, Inc.	115	3,984
Texas Capital Bancshares, Inc.*	47	3,922
IBERIABANK Corp.	47	3,718
Primerica, Inc.	45	3,700
Umpqua Holdings Corp.	208	3,690
Radian Group, Inc.	203	3,645
Hancock Holding Co.	79	3,598
Medical Properties Trust, Inc.	277	3,570
GEO Group, Inc.[1]	76	3,523
Healthcare Realty Trust, Inc.	107	3,478
Gramercy Property Trust	131	3,445
CNO Financial Group, Inc.	167	3,424
DuPont Fabros Technology, Inc.	69	3,422
Wintrust Financial Corp.	49	3,387
MGIC Investment Corp.*	320	3,241
Chemical Financial Corp.	62	3,171
UMB Financial Corp.	42	3,163
Sunstone Hotel Investors, Inc.	204	3,128
Ellie Mae, Inc.*	31	3,108
Home BancShares, Inc.	114	3,086
Stifel Financial Corp.*	60	3,011
MB Financial, Inc.	70	2,997
First Industrial Realty Trust, Inc.	110	2,930
Pinnacle Financial Partners, Inc.	44	2,924
LaSalle Hotel Properties	100	2,895
Fulton Financial Corp.	162	2,892
Evercore Partners, Inc. — Class A	37	2,882
Physicians Realty Trust	145	2,881
Washington Federal, Inc.	86	2,846
Sterling Bancorp	120	2,843
Education Realty Trust, Inc.	69	2,819
CoreSite Realty Corp.	31	2,792
Valley National Bancorp	233	2,749
United Bankshares, Inc.[1]	65	2,746
RLJ Lodging Trust	113	2,657
Cathay General Bancorp	70	2,638
Cousins Properties, Inc.	317	2,622
Ryman Hospitality Properties, Inc.	42	2,597
Selective Insurance Group, Inc.	54	2,547
National Health Investors, Inc.	35	2,542
WageWorks, Inc.*	35	2,531
Essent Group Ltd.*	69	2,495
BancorpSouth, Inc.	82	2,481
Glacier Bancorp, Inc.	72	2,443
First Financial Bankshares, Inc.	60	2,406
Great Western Bancorp, Inc.	56	2,375
First Citizens BancShares, Inc. — Class A	7	2,348
Hope Bancorp, Inc.	122	2,339
BGC Partners, Inc. — Class A	205	2,329
EastGroup Properties, Inc.	31	2,279
Mack-Cali Realty Corp.	84	2,263
Acadia Realty Trust	75	2,255
Community Bank System, Inc.	41	2,254
Urban Edge Properties	85	2,236
Financial Engines, Inc.	51	2,220
Washington Real Estate Investment Trust	70	2,190
RLI Corp.	36	2,161
Lexington Realty Trust	216	2,156
Old National Bancorp	124	2,151
Retail Opportunity Investments Corp.	102	2,145
QTS Realty Trust, Inc. — Class A	44	2,145
DiamondRock Hospitality Co.	189	2,107
Columbia Banking System, Inc.	54	2,105
Colony Starwood Homes	62	2,105
CVB Financial Corp.	95	2,099
Blackhawk Network Holdings, Inc.*	51	2,071
PS Business Parks, Inc.	18	2,066
Trustmark Corp.	64	2,035
Pebblebrook Hotel Trust	68	1,986
South State Corp.	22	1,966
Alexander & Baldwin, Inc.	44	1,959
Genworth Financial, Inc. — Class A*	472	1,945
Hilltop Holdings, Inc.	70	1,923
Enstar Group Ltd.*	10	1,913
Argo Group International Holdings Ltd.	28	1,898
American Equity Investment Life Holding Co.	80	1,890
EverBank Financial Corp.	97	1,890
International Bancshares Corp.	53	1,876
United Community Banks, Inc.	65	1,800
First Midwest Bancorp, Inc.	76	1,800
Janus Capital Group, Inc.	136	1,794
Eagle Bancorp, Inc.*	30	1,791
Astoria Financial Corp.	87	1,784
Capitol Federal Financial, Inc.	121	1,770
STAG Industrial, Inc.	70	1,751
TowneBank	54	1,750
Potlatch Corp.	38	1,737
Sabra Health Care REIT, Inc.	62	1,732
Kennedy-Wilson Holdings, Inc.	78	1,732
LendingClub Corp.*	310	1,702
Independent Bank Corp.	26	1,690
Kite Realty Group Trust	78	1,677
LTC Properties, Inc.	35	1,677
Global Net Lease, Inc.	69	1,662
Xenia Hotels & Resorts, Inc.	97	1,656
LegacyTexas Financial Group, Inc.	41	1,636
Invesco Mortgage Capital, Inc.	105	1,619
Horace Mann Educators Corp.	39	1,601
Monogram Residential Trust, Inc.	159	1,585
First Financial Bancorp	57	1,565

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 7.2% (continued)
ServisFirst Bancshares, Inc.	43	$1,564
Banner Corp.	28	1,558
Northwest Bancshares, Inc.	92	1,549
American Assets Trust, Inc.	37	1,548
Select Income REIT	60	1,547
Simmons First National Corp. — Class A	28	1,544
First Merchants Corp.	39	1,533
Washington Prime Group, Inc.	176	1,530
Ameris Bancorp	33	1,521
CBL & Associates Properties, Inc.	158	1,507
Provident Financial Services, Inc.	58	1,499
Kemper Corp.	37	1,476
BofI Holding, Inc.*,1	56	1,463
WesBanco, Inc.	38	1,448
NBT Bancorp, Inc.	39	1,446
Renasant Corp.	36	1,429
PRA Group, Inc.*	43	1,425
Union Bankshares Corp.	40	1,407
FCB Financial Holdings, Inc. — Class A*	28	1,388
Rexford Industrial Realty, Inc.	61	1,374
Chesapeake Lodging Trust	57	1,366
Government Properties Income Trust	65	1,360
Westamerica Bancorporation	24	1,340
BNC Bancorp	38	1,332
Summit Hotel Properties, Inc.	82	1,310
AMERISAFE, Inc.[1]	20	1,298
Apollo Commercial Real Estate Finance, Inc.	69	1,298
WSFS Financial Corp.	28	1,287
Four Corners Property Trust, Inc.	56	1,278
Pacific Premier Bancorp, Inc.*	33	1,272
Boston Private Financial Holdings, Inc.	77	1,263
Park National Corp.	12	1,262
Waddell & Reed Financial, Inc. — Class A1	74	1,258
Kearny Financial Corp.	82	1,234
Terreno Realty Corp.	43	1,204
Navigators Group, Inc.	22	1,195
Franklin Street Properties Corp.	98	1,189
Redwood Trust, Inc.	71	1,180
Employers Holdings, Inc.	31	1,176
CYS Investments, Inc.	143	1,137
PennyMac Mortgage Investment Trust	64	1,136
Tompkins Financial Corp.	14	1,128
Walker & Dunlop, Inc.*	27	1,126
S&T Bancorp, Inc.	32	1,107
First Commonwealth Financial Corp.	83	1,101
Aircastle Ltd.	45	1,086
Capital Bank Financial Corp. — Class A	25	1,085
National General Holdings Corp.	45	1,069
CenterState Banks, Inc.	41	1,062
MBIA, Inc.*	124	1,050
Beneficial Bancorp, Inc.	65	1,040
Seritage Growth Properties[1]	24	1,036
Lakeland Financial Corp.	24	1,035
Ramco-Gershenson Properties Trust	73	1,023
Stewart Information Services Corp.	23	1,016
RE/MAX Holdings, Inc. — Class A	17	1,011
Berkshire Hills Bancorp, Inc.	28	1,009
Agree Realty Corp.	21	1,006
Brookline Bancorp, Inc.	64	1,002
Heartland Financial USA, Inc.	20	999
Hanmi Financial Corp.	32	984
Safety Insurance Group, Inc.	14	981
WisdomTree Investments, Inc.[1]	108	981
FelCor Lodging Trust, Inc.	128	961
Infinity Property & Casualty Corp.	10	955
Pennsylvania Real Estate Investment Trust	63	954
Banc of California, Inc.[1]	46	952
Capstead Mortgage Corp.	89	938
HFF, Inc. — Class A	33	913
CareTrust REIT, Inc.	54	908
City Holding Co.	14	903
Sandy Spring Bancorp, Inc.	22	902
Cardinal Financial Corp.	30	898
Piper Jaffray Cos.	14	894
Central Pacific Financial Corp.	29	886
Nelnet, Inc. — Class A	20	877
Alexander's, Inc.	2	864
State Bank Financial Corp.	33	862
United Fire Group, Inc.	20	855
Stock Yards Bancorp, Inc.	21	854
First Busey Corp.	29	853
Cohen & Steers, Inc.	21	839
National Storage Affiliates Trust	35	837
FNFV Group*	63	835
NorthStar Realty Europe Corp.	72	834
Meridian Bancorp, Inc.	45	824
St. Joe Co.*	48	819
United Financial Bancorp, Inc.	48	816
Maiden Holdings Ltd.	58	812
Enterprise Financial Services Corp.	19	806
Monmouth Real Estate Investment Corp.	56	799
Ambac Financial Group, Inc.*	42	792
Greenhill & Company, Inc.	27	791
Universal Insurance Holdings, Inc.	32	784
Tier REIT, Inc.	45	781
Altisource Residential Corp.	51	778
Universal Health Realty Income Trust	12	774
ARMOUR Residential REIT, Inc.	34	772
Moelis & Co. — Class A	20	770

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 7.2% (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38	$768
Third Point Reinsurance Ltd.*	63	762
Parkway, Inc.	38	756
iStar, Inc.*	64	755
Flushing Financial Corp.	28	752
National Bank Holdings Corp. — Class A	23	748
Southside Bancshares, Inc.	22	739
Customers Bancorp, Inc.*	23	725
MainSource Financial Group, Inc.	22	724
New Senior Investment Group, Inc.	71	724
MTGE Investment Corp.	43	720
Heritage Financial Corp.	29	718
Hersha Hospitality Trust	38	714
First Interstate BancSystem, Inc. — Class A	18	714
TriCo Bancshares	20	711
Encore Capital Group, Inc.*	23	708
1st Source Corp.	15	704
Northfield Bancorp, Inc.	39	703
Chatham Lodging Trust	35	691
Washington Trust Bancorp, Inc.	14	690
Investors Real Estate Trust	116	687
Community Trust Bancorp, Inc.	15	686
Lakeland Bancorp, Inc.	35	686
KCG Holdings, Inc. — Class A*	38	678
TrustCo Bank Corp. NY	85	667
InfraREIT, Inc.	37	666
Cass Information Systems, Inc.	10	661
Getty Realty Corp.	26	657
Seacoast Banking Corporation of Florida*	27	647
Silver Bay Realty Trust Corp.	30	643
Independent Bank Group, Inc.	10	643
PHH Corp.*	50	637
New York Mortgage Trust, Inc. REIT	103	636
CU Bancorp*	16	634
First BanCorp*	112	633
PJT Partners, Inc. — Class A	18	632
BancFirst Corp.	7	629
Investment Technology Group, Inc.	31	628
Univest Corporation of Pennsylvania	24	622
OceanFirst Financial Corp.	22	620
Meta Financial Group, Inc.	7	620
Greenlight Capital Re Ltd. — Class A*	28	619
Camden National Corp.	14	617
German American Bancorp, Inc.	13	615
HomeStreet, Inc.*	22	615
Oritani Financial Corp.	36	612
National Western Life Group, Inc. — Class A1	2	608
ConnectOne Bancorp, Inc.	25	606
Park Sterling Corp.	49	603
James River Group Holdings Ltd.	14	600
First of Long Island Corp.	22	595
Easterly Government Properties, Inc.	30	594
Bryn Mawr Bank Corp.	15	593
Preferred Bank/Los Angeles CA	11	590
FBL Financial Group, Inc. — Class A	9	589
Dime Community Bancshares, Inc.	29	589
Diamond Hill Investment Group, Inc.	3	584
Urstadt Biddle Properties, Inc. — Class A	28	576
OM Asset Management plc	38	575
CoBiz Financial, Inc.	34	571
Stonegate Bank	12	565
Flagstar Bancorp, Inc.*	20	564
First Bancorp	19	557
First Potomac Realty Trust	54	555
Saul Centers, Inc.	9	555
NMI Holdings, Inc. — Class A*	47	536
Ladder Capital Corp. — Class A	37	534
INTL FCStone, Inc.*	14	531
Virtus Investment Partners, Inc.	5	530
Bridge Bancorp, Inc.	15	525
Horizon Bancorp	20	524
Ocwen Financial Corp.*	95	520
Mercantile Bank Corp.	15	516
TriState Capital Holdings, Inc.*	22	514
Great Southern Bancorp, Inc.	10	505
Anworth Mortgage Asset Corp.	90	500
AG Mortgage Investment Trust, Inc.	27	487
OFG Bancorp	41	484
Peoples Bancorp, Inc.	15	475
Nationstar Mortgage Holdings, Inc.*	30	473
Southwest Bancorp, Inc.	18	471
Independence Realty Trust, Inc.	50	469
Pacific Continental Corp.	19	466
Ashford Hospitality Trust, Inc.	73	465
Waterstone Financial, Inc.	25	456
Houlihan Lokey, Inc.	13	448
Fidelity Southern Corp.	20	448
First Defiance Financial Corp.	9	446
Peapack Gladstone Financial Corp.[1]	15	444
Forestar Group, Inc.*	32	437
Gladstone Commercial Corp.	21	434
Blue Hills Bancorp, Inc.	24	428
Financial Institutions, Inc.	13	428
First Financial Corp.	9	428
QCR Holdings, Inc.	10	424
Armada Hoffler Properties, Inc.	30	417
Bar Harbor Bankshares	13	414
State Auto Financial Corp.	15	412
Live Oak Bancshares, Inc.	19	411
NexPoint Residential Trust, Inc.	17	411

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 7.2% (continued)
Allegiance Bancshares, Inc.*	11	$409
CatchMark Timber Trust, Inc. — Class A	35	403
State National Companies, Inc.	28	403
Farmer Mac — Class C	7	403
Independent Bank Corp.	19	393
Cedar Realty Trust, Inc.	78	392
Virtu Financial, Inc. — Class A	23	391
First Foundation, Inc.*	25	388
Franklin Financial Network, Inc.*	10	388
Triumph Bancorp, Inc.*	15	387
Bank of Marin Bancorp	6	386
Bank of NT Butterfield & Son Ltd.	12	383
Western Asset Mortgage Capital Corp.	39	381
First Community Bancshares, Inc.	15	375
Westwood Holdings Group, Inc.	7	374
Arrow Financial Corp.	11	373
CorEnergy Infrastructure Trust, Inc.	11	372
Enova International, Inc.*	25	371
Altisource Portfolio Solutions S.A.*	10	368
United Community Financial Corp.	44	367
Guaranty Bancorp	15	365
Cowen Group, Inc. — Class A*	24	359
Bank Mutual Corp.	38	357
Clifton Bancorp, Inc.	22	356
Green Bancorp, Inc.*	20	356
Hingham Institution for Savings	2	354
HomeTrust Bancshares, Inc.*	15	353
First Connecticut Bancorp, Inc.	14	347
Global Indemnity Ltd*	9	346
Farmers National Banc Corp.	24	344
West Bancorporation, Inc.	15	344
Marcus & Millichap, Inc.*	14	344
Republic First Bancorp, Inc.*	41	340
Heritage Commerce Corp.	24	338
UMH Properties, Inc.	22	335
Ares Commercial Real Estate Corp.	25	335
CNB Financial Corp.	14	334
Whitestone REIT — Class B	24	332
Heritage Insurance Holdings, Inc.	26	332
Nicolet Bankshares, Inc.*	7	331
Arlington Asset Investment Corp. — Class A	23	325
Opus Bank	16	322
Citizens, Inc.*	43	319
HCI Group, Inc.	7	319
NewStar Financial, Inc.	30	317
People's Utah Bancorp	12	317
Old Second Bancorp, Inc.	28	315
World Acceptance Corp.*	6	311
Republic Bancorp, Inc. — Class A	9	310
OneBeacon Insurance Group Ltd. — Class A	19	304
One Liberty Properties, Inc.	13	304
Atlantic Capital Bancshares, Inc.*	16	303
Carolina Financial Corp.	10	300
RMR Group, Inc. — Class A	6	297
Resource Capital Corp.	30	293
National Commerce Corp.*	8	293
Peoples Financial Services Corp.	7	293
Merchants Bancshares, Inc.	6	292
GAIN Capital Holdings, Inc.	35	292
Dynex Capital, Inc.	41	291
Community Healthcare Trust, Inc.	12	287
Farmers Capital Bank Corp.	7	283
Veritex Holdings, Inc.*	10	281
City Office REIT, Inc.	23	279
RAIT Financial Trust	87	278
Enterprise Bancorp, Inc.	8	278
Fidelity & Guaranty Life	10	278
WMIH Corp.*	190	276
MidWestOne Financial Group, Inc.	8	274
Sierra Bancorp	10	274
United Insurance Holdings Corp.	17	271
Acacia Research Corp.*	47	270
HarborOne Bancorp, Inc.*	14	266
Preferred Apartment Communities, Inc. — Class A	20	264
National Bankshares, Inc.	7	263
Western New England Bancorp, Inc.	25	263
American National Bankshares, Inc.	7	261
Orchid Island Capital, Inc.[1]	26	260
Charter Financial Corp.	13	256
Safeguard Scientifics, Inc.*	20	254
EMC Insurance Group, Inc.	9	253
First Bancorp, Inc.	9	245
Ames National Corp.	8	245
Bancorp, Inc.*	48	245
Baldwin & Lyons, Inc. — Class B	10	245
Ashford Hospitality Prime, Inc.	23	244
Sun Bancorp, Inc.	10	244
Access National Corp.	8	240
FRP Holdings, Inc.*	6	240
Macatawa Bank Corp.	24	237
First Mid-Illinois Bancshares, Inc.	7	237
Ladenburg Thalmann Financial Services, Inc.*	95	236
Bluerock Residential Growth REIT, Inc.	19	234
Citizens & Northern Corp.	10	233
First Northwest Bancorp*	15	233
Old Line Bancshares, Inc.	8	228

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Financial - 7.2% (continued)
On Deck Capital, Inc.*	45	$227
Cascade Bancorp*	29	224
BankFinancial Corp.	15	218
Penns Woods Bancorp, Inc.	5	217
Consolidated-Tomoka Land Co.	4	214
Capital City Bank Group, Inc.	10	214
Southern Missouri Bancorp, Inc.	6	213
Northrim BanCorp, Inc.	7	210
Federated National Holding Co.	12	209
eHealth, Inc.*	17	205
PennyMac Financial Services, Inc. — Class A*	12	205
Home Bancorp, Inc.	6	203
Trupanion, Inc.*	14	199
BSB Bancorp, Inc.*	7	198
WashingtonFirst Bankshares, Inc.	7	196
First Financial Northwest, Inc.	11	194
MBT Financial Corp.	17	193
Kinsale Capital Group, Inc.	6	192
LCNB Corp.	8	191
Equity Bancshares, Inc. — Class A*	6	191
Territorial Bancorp, Inc.	6	187
C&F Financial Corp.	4	185
Shore Bancshares, Inc.	11	184
Century Bancorp, Inc. — Class A	3	182
First Business Financial Services, Inc.	7	182
Codorus Valley Bancorp, Inc.	7	181
Marlin Business Services Corp.	7	180
Trinity Place Holdings, Inc.*,1	24	175
Regional Management Corp.*	9	175
ACNB Corp.	6	173
Bankwell Financial Group, Inc.	5	172
Great Ajax Corp.	13	170
Southern National Bancorp of Virginia, Inc.	10	169
Premier Financial Bancorp, Inc.	8	168
Tiptree, Inc. — Class A	23	168
Stratus Properties, Inc.	6	164
Central Valley Community Bancorp	8	164
Southern First Bancshares, Inc.*	5	163
Middleburg Financial Corp.	4	160
Bear State Financial, Inc.	17	160
Investors Title Co.	1	158
MutualFirst Financial, Inc.	5	158
Orrstown Financial Services, Inc.	7	156
Farmland Partners, Inc.	14	156
Oppenheimer Holdings, Inc. — Class A	9	154
First Community Financial Partners, Inc.*	12	153
Xenith Bankshares, Inc.*	6	152
Summit Financial Group, Inc.	7	151
GAMCO Investors, Inc. — Class A	5	148
First Internet Bancorp	5	148
County Bancorp, Inc.	5	145
Associated Capital Group, Inc. — Class A	4	145
Hallmark Financial Services, Inc.*	13	144
Owens Realty Mortgage, Inc.	8	142
United Development Funding IV	74	141
SI Financial Group, Inc.	10	141
Pzena Investment Management, Inc. — Class A	14	138
Atlas Financial Holdings, Inc.*	10	137
Global Medical REIT, Inc.	15	136
Independence Holding Co.	7	130
Union Bankshares, Inc.	3	129
FBR & Co.	7	126
Donegal Group, Inc. — Class A	7	123
Chemung Financial Corp.	3	119
ESSA Bancorp, Inc.	8	117
Blue Capital Reinsurance Holdings Ltd.	6	116
Pacific Mercantile Bancorp*	15	113
Impac Mortgage Holdings, Inc.*	9	112
Provident Financial Holdings, Inc.	6	112
Crawford & Co. — Class B	11	110
Silvercrest Asset Management Group, Inc. — Class A	8	106
Midland States Bancorp, Inc.	3	103
Manning & Napier, Inc. — Class A	15	86
Hennessy Advisors, Inc.	5	84
Provident Bancorp, Inc.*	4	84
Real Industry, Inc.*	25	71
Greene County Bancorp, Inc.	3	70
First NBC Bank Holding Co.*	15	60
Paragon Commercial Corp.*	1	53
Medley Management, Inc. — Class A	6	50
California First National Bancorp	3	49
Griffin Industrial Realty, Inc.	1	31
Walter Investment Management Corp.*	18	19
Fifth Street Asset Management, Inc.	4	18
Total Financial		486,284
Consumer, Non-cyclical - 5.0%
Exelixis, Inc.*	215	4,658
TESARO, Inc.*	27	4,154
HealthSouth Corp.	82	3,510
NuVasive, Inc.*	47	3,509
Bluebird Bio, Inc.*	38	3,454
Masimo Corp.*	37	3,450
Deluxe Corp.	46	3,320
Kite Pharma, Inc.*	41	3,218
PAREXEL International Corp.*	50	3,155
Nektar Therapeutics*	134	3,144
Medicines Co.*,1	64	3,129
Snyder's-Lance, Inc.	76	3,063
Wright Medical Group N.V.*	97	3,018

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
Grand Canyon Education, Inc.*	42	$3,008
Bright Horizons Family Solutions, Inc.*	41	2,972
Chemed Corp.	16	2,923
Prestige Brands Holdings, Inc.*	51	2,835
Cantel Medical Corp.	35	2,803
Healthcare Services Group, Inc.	65	2,801
Helen of Troy Ltd.*	28	2,638
Catalent, Inc.*	93	2,634
B&G Foods, Inc.	61	2,454
On Assignment, Inc.*	49	2,379
Integra LifeSciences Holdings Corp.*	56	2,358
CEB, Inc.	30	2,357
Nevro Corp.*	25	2,342
Exact Sciences Corp.*,1	99	2,338
Lancaster Colony Corp.	18	2,319
ABM Industries, Inc.	53	2,311
ICU Medical, Inc.*	15	2,290
Insulet Corp.*	53	2,283
Darling Ingredients, Inc.*	155	2,251
Horizon Pharma plc*	152	2,247
Brink's Co.	42	2,245
Ultragenyx Pharmaceutical, Inc.*	33	2,237
Neogen Corp.*	34	2,229
Sotheby's*	47	2,137
DeVry Education Group, Inc.	59	2,092
Penumbra, Inc.*,1	25	2,085
Ironwood Pharmaceuticals, Inc. — Class A*	122	2,081
Sanderson Farms, Inc.[1]	20	2,077
Cimpress N.V.*	24	2,068
Sage Therapeutics, Inc.*	29	2,061
Owens & Minor, Inc.	59	2,042
United Natural Foods, Inc.*	47	2,031
Matthews International Corp. — Class A	30	2,029
Globus Medical, Inc. — Class A*	67	1,984
Clovis Oncology, Inc.*	31	1,974
Cardtronics plc — Class A*	42	1,964
Haemonetics Corp.*	48	1,947
Ligand Pharmaceuticals, Inc. — Class B*	18	1,905
J&J Snack Foods Corp.	14	1,898
Zeltiq Aesthetics, Inc.*	34	1,891
Molina Healthcare, Inc.*	41	1,870
Portola Pharmaceuticals, Inc.*	47	1,842
Avon Products, Inc.*	415	1,826
Aaron's, Inc.	61	1,814
Vector Group Ltd.	87	1,809
AMN Healthcare Services, Inc.*	44	1,786
Fresh Del Monte Produce, Inc.	30	1,777
Incorporated Research Holdings, Inc. — Class A*	38	1,742
Korn/Ferry International	55	1,732
Advisory Board Co.*	37	1,732
Dean Foods Co.	88	1,730
Prothena Corporation plc*,1	31	1,729
HealthEquity, Inc.*	40	1,698
Halyard Health, Inc.*	44	1,676
Cambrex Corp.*	30	1,652
FTI Consulting, Inc.*	40	1,647
HMS Holdings Corp.*	80	1,626
NxStage Medical, Inc.*	60	1,610
Pacira Pharmaceuticals, Inc.*	35	1,596
PRA Health Sciences, Inc.*	24	1,566
NutriSystem, Inc.	28	1,554
WD-40 Co.	14	1,526
Magellan Health, Inc.*	22	1,519
Monro Muffler Brake, Inc.	29	1,511
Universal Corp.	21	1,486
Sarepta Therapeutics, Inc.*	48	1,421
Insperity, Inc.	16	1,418
Array BioPharma, Inc.*	157	1,404
Supernus Pharmaceuticals, Inc.*	44	1,377
Air Methods Corp.*	32	1,376
Select Medical Holdings Corp.*	100	1,335
Green Dot Corp. — Class A*	40	1,334
Amedisys, Inc.*	26	1,328
Halozyme Therapeutics, Inc.*,1	102	1,322
ACCO Brands Corp.*	99	1,302
Travelport Worldwide Ltd.	108	1,271
Theravance Biopharma, Inc.*	34	1,252
Myriad Genetics, Inc.*,1	65	1,248
Inogen, Inc.*	16	1,241
FibroGen, Inc.*	50	1,233
Integer Holdings Corp.*	30	1,206
CONMED Corp.	27	1,199
Radius Health, Inc.*	31	1,198
SpartanNash Co.	34	1,190
Merit Medical Systems, Inc.*	41	1,185
Natus Medical, Inc.*	30	1,178
Spectranetics Corp.*	40	1,165
Repligen Corp.*	32	1,126
TriNet Group, Inc.*	38	1,098
Aerie Pharmaceuticals, Inc.*	24	1,088
Central Garden & Pet Co. — Class A*	31	1,076
Abaxis, Inc.	22	1,067
Innoviva, Inc.*	77	1,065
TrueBlue, Inc.*	38	1,039
Insmed, Inc.*	59	1,033
Cal-Maine Foods, Inc.[1]	28	1,030
Coca-Cola Bottling Company Consolidated	5	1,030
Navigant Consulting, Inc.*	45	1,029
Boston Beer Company, Inc. — Class A*,1	7	1,013
TherapeuticsMD, Inc.*,1	140	1,008
Puma Biotechnology, Inc.*	27	1,004
EVERTEC, Inc.	61	969
SUPERVALU, Inc.*	249	961
Spark Therapeutics, Inc.*	18	960
Viad Corp.	21	949
Amicus Therapeutics, Inc.*	133	948
Andersons, Inc.	25	948
Capella Education Co.	11	935

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
Community Health Systems, Inc.*	105	$931
Alder Biopharmaceuticals, Inc.*	44	915
Analogic Corp.	12	911
Calavo Growers, Inc.	15	909
MiMedx Group, Inc.*,1	95	905
Five Prime Therapeutics, Inc.*	25	904
Huron Consulting Group, Inc.*	21	884
Tivity Health, Inc.*	30	873
Emergent BioSolutions, Inc.*	30	871
Impax Laboratories, Inc.*	68	860
Paylocity Holding Corp.*	22	850
Cardiovascular Systems, Inc.*	30	848
Ensign Group, Inc.	45	846
National Beverage Corp.	10	845
Acorda Therapeutics, Inc.*	40	840
Blueprint Medicines Corp.*	21	840
Glaukos Corp.*	16	821
Dermira, Inc.*	24	819
Momenta Pharmaceuticals, Inc.*	61	814
Performance Food Group Co.*	34	809
LHC Group, Inc.*	15	809
Synergy Pharmaceuticals, Inc.*	171	797
Team, Inc.*	28	757
Corcept Therapeutics, Inc.*	69	756
McGrath RentCorp	22	739
Strayer Education, Inc.	9	724
BioTelemetry, Inc.*	25	724
ZIOPHARM Oncology, Inc.*,1	114	723
AMAG Pharmaceuticals, Inc.*	32	722
US Physical Therapy, Inc.	11	718
Xencor, Inc.*	30	718
Depomed, Inc.*	57	715
Acceleron Pharma, Inc.*	27	715
National Healthcare Corp.	10	713
Quad/Graphics, Inc.	28	707
ICF International, Inc.*	17	702
Diplomat Pharmacy, Inc.*	43	686
Luminex Corp.	37	680
Epizyme, Inc.*	39	669
Eagle Pharmaceuticals, Inc.*,1	8	664
Kindred Healthcare, Inc.	79	660
OraSure Technologies, Inc.*	51	659
Kelly Services, Inc. — Class A	30	656
PharMerica Corp.*	28	655
Orthofix International N.V.*,1	17	649
Versartis, Inc.*	30	641
CBIZ, Inc.*	47	637
Heska Corp.*	6	630
LendingTree, Inc.*	5	627
Global Blood Therapeutics, Inc.*	17	626
Inter Parfums, Inc.	17	621
Tootsie Roll Industries, Inc.	17	621
Flexion Therapeutics, Inc.*	23	619
Progenics Pharmaceuticals, Inc.*	65	614
Retrophin, Inc.*	33	609
MGP Ingredients, Inc.	11	597
K12, Inc.*	31	594
Coherus Biosciences, Inc.*	28	592
Loxo Oncology, Inc.*	14	589
Immunomedics, Inc.*	91	589
BioCryst Pharmaceuticals, Inc.*	70	588
John B Sanfilippo & Son, Inc.	8	586
Lannett Company, Inc.*,1	26	581
MacroGenics, Inc.*	31	577
AtriCure, Inc.*	30	575
SP Plus Corp.*	17	574
Kforce, Inc.	24	570
Genomic Health, Inc.*	18	567
Quidel Corp.*	25	566
Anika Therapeutics, Inc.*	13	565
RPX Corp.*	47	564
Ingles Markets, Inc. — Class A	13	561
Omeros Corp.*,1	37	559
Lexicon Pharmaceuticals, Inc.*,1	39	559
Universal American Corp.*	56	558
Endologix, Inc.*	76	550
Aimmune Therapeutics, Inc.*,1	25	543
Career Education Corp.*,1	62	539
Meridian Bioscience, Inc.	39	538
Weis Markets, Inc.	9	537
Phibro Animal Health Corp. — Class A	19	534
Providence Service Corp.*	12	533
Accelerate Diagnostics, Inc.*,1	22	532
NewLink Genetics Corp.*	22	530
Heron Therapeutics, Inc.*,1	35	525
Intra-Cellular Therapies, Inc.*	32	520
USANA Health Sciences, Inc.*	9	518
K2M Group Holdings, Inc.*	25	513
Teladoc, Inc.*,1	20	500
CryoLife, Inc.*	30	500
Spectrum Pharmaceuticals, Inc.*	74	481
Amphastar Pharmaceuticals, Inc.*	33	479
Vanda Pharmaceuticals, Inc.*	34	476
GenMark Diagnostics, Inc.*	37	474
Laureate Education, Inc. — Class A*	33	470
MoneyGram International, Inc.*	28	471
Atrion Corp.	1	468
Achillion Pharmaceuticals, Inc.*	111	467
Enanta Pharmaceuticals, Inc.*	15	462
Keryx Biopharmaceuticals, Inc.*,1	75	462
SciClone Pharmaceuticals, Inc.*	47	461
Esperion Therapeutics, Inc.*	13	459
Resources Connection, Inc.	27	452
Atara Biotherapeutics, Inc.*	22	452
Foundation Medicine, Inc.*	14	452
Heidrick & Struggles International, Inc.	17	448
Omega Protein Corp.	22	441
Almost Family, Inc.*	9	437
Rent-A-Center, Inc.[1]	49	435
AngioDynamics, Inc.*	25	434
Cross Country Healthcare, Inc.*	30	431

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
Intersect ENT, Inc.*	25	$429
Ennis, Inc.	25	425
Cerus Corp.*	95	423
Weight Watchers International, Inc.*,1	27	420
Revance Therapeutics, Inc.*	20	416
Hackett Group, Inc.	21	410
TG Therapeutics, Inc.*,1	35	408
Triple-S Management Corp. — Class B*	23	404
Inovio Pharmaceuticals, Inc.*	61	404
NeoGenomics, Inc.*	51	402
Lion Biotechnologies, Inc.*	54	402
Medifast, Inc.	9	399
Cytokinetics, Inc.*	31	398
ANI Pharmaceuticals, Inc.*	8	396
CorVel Corp.*	9	392
Landauer, Inc.	8	390
Novocure Ltd.*	48	389
La Jolla Pharmaceutical Co.*	13	388
Pacific Biosciences of California, Inc.*	75	388
REGENXBIO, Inc.*	20	386
Barrett Business Services, Inc.	7	382
Avexis, Inc.*	5	380
Carriage Services, Inc. — Class A	14	380
Capital Senior Living Corp.*	27	380
Aduro Biotech, Inc.*,1	35	376
Ardelyx, Inc.*	29	367
STAAR Surgical Co.*	37	363
Forrester Research, Inc.	9	358
Merrimack Pharmaceuticals, Inc.*,1	116	357
PDL BioPharma, Inc.	156	354
Accuray, Inc.*	74	352
Surgery Partners, Inc.*	18	351
Cara Therapeutics, Inc.*	19	349
CytomX Therapeutics, Inc.*	20	345
Invacare Corp.	29	345
LeMaitre Vascular, Inc.	14	345
Rigel Pharmaceuticals, Inc.*	104	344
Axovant Sciences Ltd.*	23	344
Oxford Immunotec Global plc*	22	341
Sangamo Therapeutics, Inc.*	65	338
Albany Molecular Research, Inc.*	24	337
Textainer Group Holdings Ltd.	22	337
Arena Pharmaceuticals, Inc.*	229	334
Central Garden & Pet Co.*	9	334
Paratek Pharmaceuticals, Inc.*	17	327
Novavax, Inc.*	253	324
Celldex Therapeutics, Inc.*	89	321
American Public Education, Inc.*	14	321
Geron Corp.*	141	320
Enzo Biochem, Inc.*	38	318
CRA International, Inc.	9	318
Akebia Therapeutics, Inc.*	34	313
ImmunoGen, Inc.*	80	310
Revlon, Inc. — Class A*	11	306
PTC Therapeutics, Inc.*	31	305
Teligent, Inc.*	39	305
Tetraphase Pharmaceuticals, Inc.*	33	303
Aclaris Therapeutics, Inc.*	10	298
XBiotech, Inc.*	18	297
Karyopharm Therapeutics, Inc.*	23	295
Curis, Inc.*	105	292
Surmodics, Inc.*	12	289
Tejon Ranch Co.*	13	285
Otonomy, Inc.*	23	282
Rockwell Medical, Inc.*	45	282
Adamas Pharmaceuticals, Inc.*	16	280
Chefs' Warehouse, Inc.*	20	278
Advaxis, Inc.*	34	278
Alarm.com Holdings, Inc.*	9	277
BioSpecifics Technologies Corp.*	5	274
Concert Pharmaceuticals, Inc.*	16	273
AxoGen, Inc.*	26	272
Smart & Final Stores, Inc.*	22	266
Invitae Corp.*	24	265
Organovo Holdings, Inc.*	82	261
Zogenix, Inc.*	24	260
NanoString Technologies, Inc.*	13	258
Primo Water Corp.*	19	258
Civitas Solutions, Inc.*	14	257
Agenus, Inc.*	68	256
Nutraceutical International Corp.	8	249
Chimerix, Inc.*	39	249
Farmer Brothers Co.*	7	247
Idera Pharmaceuticals, Inc.*	98	242
Sucampo Pharmaceuticals, Inc. — Class A*	22	242
Ignyta, Inc.*	28	241
Village Super Market, Inc. — Class A	9	239
CAI International, Inc.*	15	236
Bellicum Pharmaceuticals, Inc.*	19	234
CSS Industries, Inc.	9	233
Limoneira Co.	11	230
Cutera, Inc.*	11	228
Exactech, Inc.*,1	9	227
Amplify Snack Brands, Inc.*	27	227
ServiceSource International, Inc.*	58	225
Addus HomeCare Corp.*	7	224
Great Lakes Dredge & Dock Corp.*	56	224
Insys Therapeutics, Inc.*,1	21	221
RTI Surgical, Inc.*	55	220
BioTime, Inc.*	63	217
Seneca Foods Corp. — Class A*	6	217
Dynavax Technologies Corp.*	36	214
Natera, Inc.*	24	213
Medpace Holdings, Inc.*	7	209
RadNet, Inc.*	35	207
Vectrus, Inc.*	9	201

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
OncoMed Pharmaceuticals, Inc.*	21	$193
WaVe Life Sciences Ltd.*	7	193
Seres Therapeutics, Inc.*	17	192
Utah Medical Products, Inc.	3	187
Franklin Covey Co.*	9	182
Bridgepoint Education, Inc.*	17	181
Editas Medicine, Inc.*	8	179
BioScrip, Inc.*	105	179
ConforMIS, Inc.*	34	177
Aratana Therapeutics, Inc.*	33	175
MediciNova, Inc.*	29	174
Natural Health Trends Corp.	6	173
Anavex Life Sciences Corp.*	30	172
Ocular Therapeutix, Inc.*	18	167
UnitedHealth Group, Inc.	1	164
Care.com, Inc.*	13	163
Craft Brew Alliance, Inc.*	12	160
ChemoCentryx, Inc.*	22	160
MyoKardia, Inc.*	12	158
National Research Corp. — Class A	8	158
Collectors Universe, Inc.	6	157
Neff Corp. — Class A*	8	156
Edge Therapeutics, Inc.*	17	155
Trevena, Inc.*	42	154
Stemline Therapeutics, Inc.*	18	154
Cempra, Inc.*	41	154
Infinity Pharmaceuticals, Inc.*	47	152
Quorum Health Corp.*	27	147
Minerva Neurosciences, Inc.*	18	146
Voyager Therapeutics, Inc.*	11	146
Cellular Biomedicine Group, Inc.*	12	142
Ascent Capital Group, Inc. — Class A*	10	141
Collegium Pharmaceutical, Inc.*	14	141
American Renal Associates Holdings, Inc.*	8	135
Veracyte, Inc.*	14	129
ARC Document Solutions, Inc.*	37	128
Synutra International, Inc.*	21	125
Durect Corp.*	118	124
Fortress Biotech, Inc.*	33	122
InVivo Therapeutics Holdings Corp.*	30	122
Athersys, Inc.*	71	121
B. Riley Financial, Inc.	8	120
Reata Pharmaceuticals, Inc. — Class A*	5	113
Neos Therapeutics, Inc.*	15	108
Arrowhead Pharmaceuticals, Inc.*	58	107
Egalet Corp.*,1	21	107
AcelRx Pharmaceuticals, Inc.*	33	104
Alliance One International, Inc.*	8	103
Zafgen, Inc.*	22	103
Ophthotech Corp.*	28	102
Liberty Tax, Inc.	7	100
Pfenex, Inc.*	17	99
Entellus Medical, Inc.*	7	97
Osiris Therapeutics, Inc.*	20	96
Sorrento Therapeutics, Inc.*	24	95
Information Services Group, Inc.*	30	95
Cidara Therapeutics, Inc.*	12	94
Turning Point Brands, Inc.*	6	94
Endocyte, Inc.*	36	93
Vital Therapies, Inc.*	23	92
PFSweb, Inc.*	14	91
Genesis Healthcare, Inc.*	34	90
Protagonist Therapeutics, Inc.*	7	90
Nobilis Health Corp.*,1	52	88
Immune Design Corp.*	13	88
MannKind Corp.*	60	88
AAC Holdings, Inc.*	10	85
Audentes Therapeutics, Inc.*	5	85
Intellia Therapeutics, Inc.*	6	85
Natural Grocers by Vitamin Cottage, Inc.*	8	83
Iridex Corp.*	7	83
Nature's Sunshine Products, Inc.	8	80
CPI Card Group, Inc.	19	80
Inventure Foods, Inc.*	18	80
Alico, Inc.	3	79
TransEnterix, Inc.*	64	77
Applied Genetic Technologies Corp.*	11	76
Tactile Systems Technology, Inc.*	4	76
Lifevantage Corp.*	14	75
Asterias Biotherapeutics, Inc.*	22	75
T2 Biosystems, Inc.*	14	74
ChromaDex Corp.*,1	27	73
Bio-Path Holdings, Inc.*	84	69
Syndax Pharmaceuticals, Inc.*	5	69
Cambium Learning Group, Inc.*	14	69
Mirati Therapeutics, Inc.*	13	68
Syros Pharmaceuticals, Inc.*	4	64
Clearside Biomedical, Inc.*	8	64
Lipocine, Inc.*	16	62
Corvus Pharmaceuticals, Inc.*	3	62
Regulus Therapeutics, Inc.*	37	61
GlycoMimetics, Inc.*	11	60
Titan Pharmaceuticals, Inc.*	18	59
Adverum Biotechnologies, Inc.*	22	59
Selecta Biosciences, Inc.*	4	57
NantKwest, Inc.*	16	57
Proteostasis Therapeutics, Inc.*	7	55
OvaScience, Inc.*	29	54
TerraVia Holdings, Inc.*	73	53
Synthetic Biologics, Inc.*	82	52
ViewRay, Inc.*	6	51
Senseonics Holdings, Inc.*	27	48
PharmAthene, Inc.	59	48
Aevi Genomic Medicine, Inc.*	25	47
vTv Therapeutics, Inc. — Class A*	7	46
Eiger BioPharmaceuticals, Inc.*	4	46

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
Lifeway Foods, Inc.*	4	$43
Axsome Therapeutics, Inc.*	11	43
Agile Therapeutics, Inc.*	13	42
CytRx Corp.*	92	41
Flex Pharma, Inc.*	9	40
Ampio Pharmaceuticals, Inc.*	45	36
Inotek Pharmaceuticals Corp.*	18	36
iRadimed Corp.*	4	36
Aptevo Therapeutics, Inc.*	16	33
Avinger, Inc.*	17	32
Trovagene, Inc.*	26	30
Kadmon Holdings, Inc.*	8	29
Patriot National, Inc.*	9	25
Adeptus Health, Inc. — Class A*,1	13	23
Dimension Therapeutics, Inc.*	12	21
Tandem Diabetes Care, Inc.*	17	20
Second Sight Medical Products, Inc.*	13	16
Anthera Pharmaceuticals, Inc.*	36	15
Tokai Pharmaceuticals, Inc.*	10	8
Argos Therapeutics, Inc.*	14	6
Galena Biopharma, Inc.*	9	5
Total Consumer, Non-cyclical		343,232
Industrial - 3.7%
Coherent, Inc.*	24	4,934
XPO Logistics, Inc.*	92	4,406
Teledyne Technologies, Inc.*	32	4,046
Curtiss-Wright Corp.	41	3,741
EMCOR Group, Inc.	56	3,525
Littelfuse, Inc.	22	3,518
Louisiana-Pacific Corp.*	136	3,375
Woodward, Inc.	49	3,327
Universal Display Corp.	38	3,272
EnerSys	40	3,157
SYNNEX Corp.	27	3,022
Tech Data Corp.*	32	3,005
Kennametal, Inc.	74	2,902
Sanmina Corp.*	69	2,801
Dycom Industries, Inc.*	30	2,789
Belden, Inc.	40	2,767
Advanced Energy Industries, Inc.*	38	2,605
Joy Global, Inc.	92	2,598
John Bean Technologies Corp.	29	2,550
MasTec, Inc.*	63	2,523
Barnes Group, Inc.	47	2,412
Esterline Technologies Corp.*	28	2,408
Masonite International Corp.*	30	2,377
GATX Corp.[1]	39	2,378
Generac Holdings, Inc.*	61	2,274
Golar LNG Ltd.	81	2,262
Tetra Tech, Inc.	55	2,248
KLX, Inc.*	50	2,235
Summit Materials, Inc. — Class A*	90	2,224
RBC Bearings, Inc.*	22	2,136
Vishay Intertechnology, Inc.	129	2,122
Applied Industrial Technologies, Inc.	34	2,103
MSA Safety, Inc.	29	2,050
Moog, Inc. — Class A*	30	2,021
II-VI, Inc.*	56	2,019
Trex Company, Inc.*	29	2,011
Hillenbrand, Inc.	56	2,008
Knight Transportation, Inc.	62	1,945
Worthington Industries, Inc.	42	1,894
Itron, Inc.*	31	1,882
Universal Forest Products, Inc.	19	1,872
KapStone Paper and Packaging Corp.	81	1,871
Granite Construction, Inc.	37	1,857
Franklin Electric Company, Inc.	43	1,851
Plexus Corp.*	32	1,850
Mueller Industries, Inc.	54	1,848
Rexnord Corp.*	78	1,800
Watts Water Technologies, Inc. — Class A	28	1,746
Trinseo S.A.	26	1,745
Mueller Water Products, Inc. — Class A	147	1,738
Simpson Manufacturing Company, Inc.	40	1,724
Brady Corp. — Class A	43	1,662
TopBuild Corp.*	35	1,645
Methode Electronics, Inc.	36	1,642
Headwaters, Inc.*	68	1,597
Knowles Corp.*	84	1,592
Apogee Enterprises, Inc.	26	1,550
Exponent, Inc.	26	1,548
Rogers Corp.*	18	1,546
Benchmark Electronics, Inc.*	47	1,495
EnPro Industries, Inc.	21	1,494
AZZ, Inc.	25	1,488
ESCO Technologies, Inc.	25	1,453
Hub Group, Inc. — Class A*	31	1,438
Swift Transportation Co. — Class A*	70	1,438
Actuant Corp. — Class A	54	1,423
Greif, Inc. — Class A	25	1,377
Fabrinet*	32	1,345
Albany International Corp. — Class A	29	1,335
Forward Air Corp.	28	1,332
Atlas Air Worldwide Holdings, Inc.*	24	1,331
AAON, Inc.	37	1,308
Matson, Inc.	41	1,301
Proto Labs, Inc.*	25	1,278
Comfort Systems USA, Inc.	34	1,246
OSI Systems, Inc.*	17	1,241
Aerojet Rocketdyne Holdings, Inc.*	57	1,237
Gibraltar Industries, Inc.*	30	1,236
Tennant Co.	17	1,235
Astec Industries, Inc.	20	1,230
Cubic Corp.	23	1,214
Kaman Corp.	25	1,203
Triumph Group, Inc.	46	1,185
SPX FLOW, Inc.*	34	1,180

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Industrial - 3.7% (continued)
Builders FirstSource, Inc.*	79	$1,177
Tutor Perini Corp.*	36	1,145
TTM Technologies, Inc.*	69	1,113
Standex International Corp.	11	1,101
Werner Enterprises, Inc.	42	1,100
TASER International, Inc.*	48	1,094
Greenbrier Companies, Inc.	25	1,078
AAR Corp.	31	1,043
American Outdoor Brands Corp.*,1	52	1,029
Saia, Inc.*	23	1,019
Boise Cascade Co.*	38	1,015
Chart Industries, Inc.*	29	1,013
Patrick Industries, Inc.*	14	993
Badger Meter, Inc.	27	992
Raven Industries, Inc.	34	988
Harsco Corp.*	76	969
Sturm Ruger & Company, Inc.[1]	18	964
SPX Corp.*	39	946
US Ecology, Inc.	20	937
Lydall, Inc.*	17	911
Briggs & Stratton Corp.	40	898
Altra Industrial Motion Corp.	23	896
CIRCOR International, Inc.	15	892
Primoris Services Corp.	38	882
Encore Wire Corp.	19	874
TriMas Corp.*	42	872
Caesarstone Ltd.*	24	870
Heartland Express, Inc.	43	862
Multi-Color Corp.	12	852
Applied Optoelectronics, Inc.*	15	843
US Concrete, Inc.*	13	839
Ship Finance International Ltd.	57	838
Continental Building Products, Inc.*	34	833
General Cable Corp.	46	826
GoPro, Inc. — Class A*,1	94	818
Novanta, Inc.*	30	797
Sun Hydraulics Corp.	22	794
Argan, Inc.	12	794
Lindsay Corp.	9	793
JELD-WEN Holding, Inc.*	24	788
Federal Signal Corp.	56	773
Nordic American Tankers Ltd.[1]	93	761
Air Transport Services Group, Inc.*	46	738
Aegion Corp. — Class A*	32	733
Global Brass & Copper Holdings, Inc.	21	722
Griffon Corp.	29	715
AVX Corp.	43	704
TimkenSteel Corp.*	37	700
Scorpio Tankers, Inc.	155	688
Advanced Drainage Systems, Inc.	31	679
Manitowoc Company, Inc.*	119	678
Chase Corp.	7	668
Insteel Industries, Inc.	18	651
ArcBest Corp.	25	650
Quanex Building Products Corp.	32	648
CTS Corp.	30	639
NN, Inc.	25	630
MYR Group, Inc.*	15	615
Alamo Group, Inc.	8	610
Astronics Corp.*	19	603
Kadant, Inc.	10	594
GasLog Ltd.	38	583
FARO Technologies, Inc.*	16	572
Aerovironment, Inc.*	20	561
Echo Global Logistics, Inc.*	26	555
Marten Transport Ltd.	23	539
Gorman-Rupp Co.	17	534
Casella Waste Systems, Inc. — Class A*	37	522
National Presto Industries, Inc.	5	511
Hyster-Yale Materials Handling, Inc.	9	508
DXP Enterprises, Inc.*	13	492
Scorpio Bulkers, Inc.*	53	488
PGT Innovations, Inc.*	45	484
Advanced Disposal Services, Inc.*	21	475
Columbus McKinnon Corp.	19	472
Kimball Electronics, Inc.*	27	458
Stoneridge, Inc.*	25	454
NCI Building Systems, Inc.*	26	446
Tredegar Corp.	25	439
Haynes International, Inc.	11	419
NVE Corp.	5	414
Ply Gem Holdings, Inc.*	21	414
Teekay Corp.	45	412
Armstrong Flooring, Inc.*	22	405
Frontline Ltd.[1]	59	398
Babcock & Wilcox Enterprises, Inc.*	42	392
DHT Holdings, Inc.	87	389
Kratos Defense & Security Solutions, Inc.*	48	373
Mesa Laboratories, Inc.	3	368
Multi Packaging Solutions International Ltd.*	20	359
Myers Industries, Inc.	22	349
Mistras Group, Inc.*	16	342
YRC Worldwide, Inc.*	31	341
Forterra, Inc.*	17	332
Greif, Inc. — Class B	5	327
VSE Corp.	8	326
Park Electrochemical Corp.	18	321
Control4 Corp.*	20	316
TRC Companies, Inc.*	18	314
Powell Industries, Inc.	9	310
CECO Environmental Corp.	28	294
Atkore International Group, Inc.*	11	289
Ducommun, Inc.*	10	288
American Railcar Industries, Inc.[1]	7	288
Park-Ohio Holdings Corp.	8	288
GP Strategies Corp.*	11	278
Energy Recovery, Inc.*	33	275

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Industrial - 3.7% (continued)
International Seaways, Inc.*	14	$268
NV5 Global, Inc.*	7	263
Milacron Holdings Corp.*	14	261
Vicor Corp.*	16	258
Dorian LPG Ltd.*	24	253
LSI Industries, Inc.	24	242
Teekay Tankers Ltd. — Class A	109	223
Energous Corp.*,1	14	218
Ardmore Shipping Corp.[1]	27	217
Gener8 Maritime, Inc.*	37	210
Covenant Transportation Group, Inc. — Class A*	11	207
Bel Fuse, Inc. — Class B	8	204
Roadrunner Transportation Systems, Inc.*	29	199
Aqua Metals, Inc.*,1	10	195
ZAGG, Inc.*	27	194
LSB Industries, Inc.*,1	20	188
Orion Group Holdings, Inc.*	25	187
Graham Corp.	8	184
Electro Scientific Industries, Inc.*	26	181
Radiant Logistics, Inc.*	36	180
Vishay Precision Group, Inc.*	11	174
Celadon Group, Inc.	26	170
Layne Christensen Co.*	19	168
Sparton Corp.*	8	168
Costamare, Inc.	25	167
Fluidigm Corp.*	29	165
Heritage-Crystal Clean, Inc.*	12	164
Hurco Companies, Inc.	5	156
UFP Technologies, Inc.*	6	155
Olympic Steel, Inc.	8	148
FreightCar America, Inc.	11	138
Overseas Shipholding Group, Inc. — Class A	35	135
Lawson Products, Inc.*	6	135
Hornbeck Offshore Services, Inc.*,1	30	133
Navios Maritime Acquisition Corp.	76	131
IES Holdings, Inc.*	7	127
Ampco-Pittsburgh Corp.	9	126
Hill International, Inc.*	30	125
Allied Motion Technologies, Inc.	6	121
Universal Logistics Holdings, Inc.	8	115
Hardinge, Inc.	10	112
Gencor Industries, Inc.*	7	105
Omega Flex, Inc.	2	96
Handy & Harman Ltd.*	3	82
American Superconductor Corp.*	11	75
Willis Lease Finance Corp.*	3	67
USA Truck, Inc.*	7	51
Tidewater, Inc.*	44	51
Power Solutions International, Inc.*	5	50
NL Industries, Inc.*	7	45
PAM Transportation Services, Inc.*	2	33
Astronics Corp. — Class B*	1	32
Total Industrial		252,052
Consumer, Cyclical - 3.0%
Tenneco, Inc.	53	3,308
Jack in the Box, Inc.	32	3,254
Cracker Barrel Old Country Store, Inc.[1]	18	2,866
Texas Roadhouse, Inc. — Class A	63	2,804
Beacon Roofing Supply, Inc.*	56	2,753
Buffalo Wild Wings, Inc.*	18	2,750
Dana, Inc.	141	2,723
Cheesecake Factory, Inc.	42	2,661
Office Depot, Inc.	522	2,434
Hawaiian Holdings, Inc.*	50	2,323
Cooper Tire & Rubber Co.	52	2,306
LCI Industries	23	2,296
Children's Place, Inc.[1]	19	2,280
Steven Madden Ltd.*	59	2,275
Wolverine World Wide, Inc.	91	2,272
UniFirst Corp.	16	2,264
Churchill Downs, Inc.	14	2,223
ILG, Inc.	106	2,222
FirstCash, Inc.	45	2,212
Five Below, Inc.*	51	2,209
American Eagle Outfitters, Inc.	157	2,202
Marriott Vacations Worldwide Corp.	22	2,198
Dave & Buster's Entertainment, Inc.*	35	2,138
Allegiant Travel Co. — Class A	13	2,083
Anixter International, Inc.*	26	2,062
Dorman Products, Inc.*	25	2,053
Big Lots, Inc.	42	2,045
Papa John's International, Inc.	25	2,001
Lithia Motors, Inc. — Class A	23	1,970
HNI Corp.	42	1,936
Bloomin' Brands, Inc.	98	1,934
IMAX Corp.*	55	1,870
PriceSmart, Inc.	20	1,844
Herman Miller, Inc.	58	1,830
TRI Pointe Group, Inc.*	140	1,755
Chico's FAS, Inc.	123	1,747
Deckers Outdoor Corp.*	29	1,732
iRobot Corp.*	26	1,720
Boyd Gaming Corp.*	78	1,717
RH*,1	36	1,666
SkyWest, Inc.	47	1,610
AMC Entertainment Holdings, Inc. — Class A	50	1,573
KB Home	79	1,570
Columbia Sportswear Co.	25	1,469
Cooper-Standard Holdings, Inc.*	13	1,442
Group 1 Automotive, Inc.	19	1,408
Gentherm, Inc.*	35	1,374
Steelcase, Inc. — Class A	81	1,357
American Axle & Manufacturing Holdings, Inc.*	72	1,352

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Cyclical - 3.0% (continued)
DSW, Inc. — Class A	65	$1,344
Core-Mark Holding Company, Inc.	43	1,341
Meritor, Inc.*	78	1,336
Meritage Homes Corp.*	36	1,325
Wabash National Corp.	62	1,282
Mobile Mini, Inc.	42	1,281
Penn National Gaming, Inc.*	69	1,272
La-Z-Boy, Inc.	46	1,242
American Woodmark Corp.*	13	1,193
BMC Stock Holdings, Inc.*	52	1,175
Bob Evans Farms, Inc.	18	1,168
Interface, Inc. — Class A	61	1,162
Scientific Games Corp. — Class A*	49	1,159
SeaWorld Entertainment, Inc.	63	1,151
Asbury Automotive Group, Inc.*	19	1,142
Navistar International Corp.*	46	1,133
MDC Holdings, Inc.	37	1,112
Genesco, Inc.*	20	1,109
Knoll, Inc.	46	1,095
La Quinta Holdings, Inc.*	81	1,095
HSN, Inc.	29	1,076
Sonic Corp.	42	1,065
Caleres, Inc.	40	1,057
Installed Building Products, Inc.*	20	1,055
Standard Motor Products, Inc.	21	1,032
Select Comfort Corp.*	41	1,017
Pinnacle Entertainment, Inc.*	52	1,015
International Speedway Corp. — Class A	27	998
Callaway Golf Co.	89	985
ScanSource, Inc.*	25	981
Belmond Ltd. — Class A*	80	968
Liberty TripAdvisor Holdings, Inc. — Class A*	68	959
Triton International Ltd.	37	954
ClubCorp Holdings, Inc.	59	947
Cavco Industries, Inc.*	8	931
DineEquity, Inc.	17	925
G-III Apparel Group Ltd.*	41	897
Rush Enterprises, Inc. — Class A*	27	893
Universal Electronics, Inc.*	13	891
BJ's Restaurants, Inc.*	22	889
Denny's Corp.*	70	866
Oxford Industries, Inc.	15	859
Winnebago Industries, Inc.	27	790
Ruth's Hospitality Group, Inc.	39	782
Abercrombie & Fitch Co. — Class A	62	740
H&E Equipment Services, Inc.	30	736
National CineMedia, Inc.	58	733
Taylor Morrison Home Corp. — Class A*	34	725
Red Robin Gourmet Burgers, Inc.*	12	701
Fossil Group, Inc.*	40	698
Caesars Acquisition Co. — Class A*	45	693
Tailored Brands, Inc.	46	687
Ascena Retail Group, Inc.*	161	686
Hibbett Sports, Inc.*	23	679
Ethan Allen Interiors, Inc.	22	674
Guess?, Inc.	58	647
Douglas Dynamics, Inc.	21	644
Red Rock Resorts, Inc. — Class A	29	643
Ollie's Bargain Outlet Holdings, Inc.*	19	637
Superior Industries International, Inc.	25	634
Fox Factory Holding Corp.*	22	631
Fiesta Restaurant Group, Inc.*	26	629
Express, Inc.*	69	629
AdvancePierre Foods Holdings, Inc.	20	623
Tile Shop Holdings, Inc.	32	616
Isle of Capri Casinos, Inc.*	23	606
Wesco Aircraft Holdings, Inc.*	53	604
Motorcar Parts of America, Inc.*	19	584
Marcus Corp.	18	578
M/I Homes, Inc.*	23	564
Kimball International, Inc. — Class B	34	561
Francesca's Holdings Corp.*	36	553
Modine Manufacturing Co.*	45	549
Cato Corp. — Class A	25	549
Barnes & Noble, Inc.	59	546
Lumber Liquidators Holdings, Inc.*,1	26	546
Pier 1 Imports, Inc.[1]	76	544
Tower International, Inc.	20	542
Sonic Automotive, Inc. — Class A	27	541
Finish Line, Inc. — Class A	38	541
Essendant, Inc.	35	530
Nautilus, Inc.*	29	529
Buckle, Inc.	28	521
Caesars Entertainment Corp.*	54	516
Eldorado Resorts, Inc.*	27	511
LGI Homes, Inc.*,1	15	509
Shake Shack, Inc. — Class A*	15	501
MarineMax, Inc.*	23	498
Crocs, Inc.*	69	488
SiteOne Landscape Supply, Inc.*	10	484
GNC Holdings, Inc. — Class A1	65	478
Chuy's Holdings, Inc.*	16	477
William Lyon Homes — Class A*	23	474
Carrols Restaurant Group, Inc.*	33	467
Vitamin Shoppe, Inc.*,1	23	463
Wingstop, Inc.	16	452
Shoe Carnival, Inc.	18	442
Haverty Furniture Companies, Inc.	18	438
Fred's, Inc. — Class A1	33	432
Biglari Holdings, Inc.*	1	432
Unifi, Inc.*	15	426

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Cyclical - 3.0% (continued)
Planet Fitness, Inc. — Class A	22	$424
Titan International, Inc.	41	424
Del Frisco's Restaurant Group, Inc.*	23	415
Regis Corp.*	35	410
Intrawest Resorts Holdings, Inc.*	16	400
EZCORP, Inc. — Class A*	49	399
Movado Group, Inc.	16	399
PetMed Express, Inc.	19	382
Malibu Boats, Inc. — Class A*	17	382
Party City Holdco, Inc.*	26	365
Beazer Homes USA, Inc.*	30	364
Acushnet Holdings Corp.*	21	363
Veritiv Corp.*	7	363
Century Communities, Inc.*	14	356
Barnes & Noble Education, Inc.*	37	355
Camping World Holdings, Inc. — Class A	11	355
Daktronics, Inc.	36	340
Potbelly Corp.*	24	334
Zoe's Kitchen, Inc.*	18	333
REV Group, Inc.*	12	331
Libbey, Inc.	22	321
Metaldyne Performance Group, Inc.	14	320
Del Taco Restaurants, Inc.*	24	318
Culp, Inc.	10	312
Zumiez, Inc.*	17	311
Hooker Furniture Corp.	10	311
PICO Holdings, Inc.*	22	308
Flexsteel Industries, Inc.	6	302
Iconix Brand Group, Inc.*	40	301
PC Connection, Inc.	10	298
Miller Industries, Inc.	11	290
NACCO Industries, Inc. — Class A	4	279
Eros International plc*,1	27	278
Titan Machinery, Inc.*	18	276
Bassett Furniture Industries, Inc.	10	269
Monarch Casino & Resort, Inc.*	9	266
Reading International, Inc. — Class A*	17	264
Hovnanian Enterprises, Inc. — Class A*	116	263
Big 5 Sporting Goods Corp.	17	257
America's Car-Mart, Inc.*	7	255
El Pollo Loco Holdings, Inc.*,1	21	251
Horizon Global Corp.*	18	250
Rush Enterprises, Inc. — Class B*	8	249
GMS, Inc.*	7	245
Supreme Industries, Inc. — Class A	12	243
Freshpet, Inc.*,1	22	242
Spartan Motors, Inc.	30	240
Citi Trends, Inc.[1]	14	238
Perry Ellis International, Inc.*	11	236
Habit Restaurants, Inc. — Class A*	13	230
Speedway Motorsports, Inc.	12	226
Winmark Corp.	2	226
Green Brick Partners, Inc.*	22	219
AV Homes, Inc.*	12	197
Duluth Holdings, Inc. — Class B*,1	9	192
Nathan's Famous, Inc.*	3	188
Vera Bradley, Inc.*	20	186
Kirkland's, Inc.*	15	186
Johnson Outdoors, Inc. — Class A	5	183
Lifetime Brands, Inc.	9	181
West Marine, Inc.*	18	172
Weyco Group, Inc.	6	168
Conn's, Inc.*	19	166
Bojangles', Inc.*	8	164
Tuesday Morning Corp.*	43	161
Century Casinos, Inc.*	21	159
Ruby Tuesday, Inc.*	55	155
Superior Uniform Group, Inc.	8	149
Sequential Brands Group, Inc.*	37	144
Marine Products Corp.	13	141
Lindblad Expeditions Holdings, Inc.*	15	134
Sears Holdings Corp.*,1	11	126
Delta Apparel, Inc.*	7	123
J Alexander's Holdings, Inc.*	12	121
Golden Entertainment, Inc.	9	119
Boot Barn Holdings, Inc.*	12	119
Escalade, Inc.	9	116
New Home Company, Inc.*	11	115
Build-A-Bear Workshop, Inc. — Class A*	13	115
Sportsman's Warehouse Holdings, Inc.*	24	115
MCBC Holdings, Inc.	7	113
Systemax, Inc.	10	111
At Home Group, Inc.*	7	106
Jamba, Inc.*	11	100
Destination XL Group, Inc.*	34	97
Red Lion Hotels Corp.*	13	92
Tilly's, Inc. — Class A	10	90
Blue Bird Corp.*	5	86
Stein Mart, Inc.	28	84
Strattec Security Corp.	3	83
Fogo De Chao, Inc.*	5	81
Gaia, Inc.*	8	80
JAKKS Pacific, Inc.*	14	77
Empire Resorts, Inc.*	3	73
Unique Fabricating, Inc.	6	72
UCP, Inc. — Class A*	7	71
Stage Stores, Inc.[1]	25	65
CompX International, Inc.	4	61
Container Store Group, Inc.*	14	59
Luby's, Inc.*	19	59
Noodles & Co.*	9	52
Kona Grill, Inc.*	7	44

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Cyclical - 3.0% (continued)
Sears Hometown and Outlet Stores, Inc.*	11	$43
Performance Sports Group Ltd.*	47	39
Vince Holding Corp.*	22	34
Workhorse Group, Inc.*	12	32
Total Consumer, Cyclical		203,990
Technology - 2.7%
Advanced Micro Devices, Inc.*	708	10,300
Microsemi Corp.*	107	5,514
Take-Two Interactive Software, Inc.*	91	5,394
Cavium, Inc.*	61	4,371
Aspen Technology, Inc.*	73	4,300
Fair Isaac Corp.	30	3,869
MAXIMUS, Inc.	61	3,795
j2 Global, Inc.	45	3,777
Cirrus Logic, Inc.*	59	3,581
MKS Instruments, Inc.	51	3,505
Monolithic Power Systems, Inc.	37	3,408
EPAM Systems, Inc.*	45	3,398
Blackbaud, Inc.	44	3,373
NetScout Systems, Inc.*	85	3,226
Entegris, Inc.*	134	3,136
Integrated Device Technology, Inc.*	127	3,006
Medidata Solutions, Inc.*	52	2,999
Science Applications International Corp.	39	2,902
CACI International, Inc. — Class A*	24	2,815
Silicon Laboratories, Inc.*	38	2,795
Verint Systems, Inc.*	59	2,559
Lumentum Holdings, Inc.*	47	2,508
ACI Worldwide, Inc.*	108	2,310
Paycom Software, Inc.*	40	2,300
Electronics for Imaging, Inc.*	44	2,149
Acxiom Corp.*	73	2,078
Semtech Corp.*	61	2,062
Diebold Nixdorf, Inc.	64	1,965
CommVault Systems, Inc.*	36	1,830
Cornerstone OnDemand, Inc.*	47	1,829
RealPage, Inc.*	52	1,815
Inphi Corp.*	37	1,806
Convergys Corp.	84	1,777
Cabot Microelectronics Corp.	23	1,762
NeuStar, Inc. — Class A*	52	1,724
Power Integrations, Inc.	26	1,710
Ambarella, Inc.*	31	1,696
HubSpot, Inc.*	28	1,695
Xperi Corp.	47	1,596
Synaptics, Inc.*	32	1,584
Mercury Systems, Inc.*	39	1,523
3D Systems Corp.*,1	101	1,511
MicroStrategy, Inc. — Class A*	8	1,502
Pegasystems, Inc.	34	1,491
ExlService Holdings, Inc.*	31	1,468
MaxLinear, Inc. — Class A*	52	1,459
Insight Enterprises, Inc.*	35	1,438
Brooks Automation, Inc.	63	1,411
Ebix, Inc.	23	1,409
2U, Inc.*	35	1,388
Omnicell, Inc.*	34	1,382
Progress Software Corp.	47	1,365
Rambus, Inc.*	103	1,353
MACOM Technology Solutions Holdings, Inc.*	28	1,352
Callidus Software, Inc.*	58	1,238
Envestnet, Inc.*	37	1,196
CSG Systems International, Inc.	30	1,134
BroadSoft, Inc.*	28	1,126
Amkor Technology, Inc.*	95	1,101
Veeco Instruments, Inc.*	36	1,075
Sykes Enterprises, Inc.*	35	1,029
Qualys, Inc.*	26	985
InvenSense, Inc. — Class A*	77	973
Super Micro Computer, Inc.*	37	938
MTS Systems Corp.	17	936
Synchronoss Technologies, Inc.*	38	927
Stratasys Ltd.*,1	45	922
SPS Commerce, Inc.*	15	877
Bottomline Technologies de, Inc.*	37	875
Globant S.A.*	24	874
Cray, Inc.*	38	832
Diodes, Inc.*	34	818
Virtusa Corp.*	27	816
ManTech International Corp. — Class A	23	796
Lattice Semiconductor Corp.*	112	775
FormFactor, Inc.*	65	770
Box, Inc. — Class A*	46	750
Quality Systems, Inc.*	49	747
Monotype Imaging Holdings, Inc.	37	744
New Relic, Inc.*	20	741
Nimble Storage, Inc.*	59	738
Nanometrics, Inc.*	22	670
Unisys Corp.*	48	670
Photronics, Inc.*	62	663
CEVA, Inc.*	18	639
Rudolph Technologies, Inc.*	28	627
Ultratech, Inc.*	21	622
Pure Storage, Inc. — Class A*,1	63	619
PROS Holdings, Inc.*	24	581
Vocera Communications, Inc.*	23	571
PDF Solutions, Inc.*	25	566
Axcelis Technologies, Inc.*	28	526
Ultra Clean Holdings, Inc.*	31	523
Five9, Inc.*,1	31	510
Syntel, Inc.	30	505
Cotiviti Holdings, Inc.*	12	500
Engility Holdings, Inc.*	17	492
Barracuda Networks, Inc.*	21	485
Exar Corp.*	37	481
TeleTech Holdings, Inc.	16	474
Actua Corp.*	33	464
Cohu, Inc.	25	462
Xcerra Corp.*	51	453
Silver Spring Networks, Inc.*	35	395

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Technology - 2.7% (continued)
MINDBODY, Inc. — Class A*	14	$384
Carbonite, Inc.*	18	365
IXYS Corp.	25	364
InnerWorkings, Inc.*	36	359
Hortonworks, Inc.*	36	353
LivePerson, Inc.*	51	349
KEYW Holding Corp.*	37	349
Benefitfocus, Inc.*,1	12	335
Evolent Health, Inc. — Class A*	15	335
Bazaarvoice, Inc.*	77	331
Workiva, Inc.*	21	329
Varonis Systems, Inc.*	10	318
Digi International, Inc.*	26	309
Sapiens International Corporation N.V.	23	296
Computer Programs & Systems, Inc.[1]	10	280
Alpha & Omega Semiconductor Ltd.*	16	275
Blackline, Inc.*	9	268
Xactly Corp.*	22	262
QAD, Inc. — Class A	9	251
Brightcove, Inc.*	28	249
Digimarc Corp.*	9	243
Immersion Corp.*	28	242
DSP Group, Inc.*	20	240
Kopin Corp.*	58	238
American Software, Inc. — Class A	23	236
Instructure, Inc.*	10	234
Jive Software, Inc.*	53	228
EMCORE Corp.	25	225
Model N, Inc.*	21	219
Glu Mobile, Inc.*	96	218
Sigma Designs, Inc.*	33	206
pdvWireless, Inc.*	9	197
Eastman Kodak Co.*	17	196
MobileIron, Inc.*	43	187
Mitek Systems, Inc.*	28	186
Rosetta Stone, Inc.*	19	185
Maxwell Technologies, Inc.*	31	180
GigPeak, Inc.*	54	166
Exa Corp.*	13	165
Appfolio, Inc. — Class A*	6	163
DMC Global, Inc.	13	161
Impinj, Inc.*,1	5	151
Planet Payment, Inc.*	38	151
Park City Group, Inc.*	12	148
Agilysys, Inc.*	15	142
USA Technologies, Inc.*	33	140
Avid Technology, Inc.*	30	140
Castlight Health, Inc. — Class B*	38	139
Tangoe, Inc.*	26	138
Radisys Corp.*	33	132
Amber Road, Inc.*	17	131
Guidance Software, Inc.*	22	130
ExOne Co.*,1	10	102
NCI, Inc. — Class A*	6	90
Cogint, Inc.*	15	70
SecureWorks Corp. — Class A*	7	67
ALJ Regional Holdings, Inc.*	17	63
Majesco*	6	31
NantHealth, Inc.*,1	6	30
Total Technology		188,173
Communications - 1.6%
LogMeIn, Inc.	49	4,778
ViaSat, Inc.*	49	3,126
Ciena Corp.*	130	3,069
InterDigital, Inc.	32	2,762
Finisar Corp.*	101	2,761
Proofpoint, Inc.*	37	2,750
Nexstar Media Group, Inc. — Class A	39	2,736
Sinclair Broadcast Group, Inc. — Class A1	63	2,552
GrubHub, Inc.*,1	75	2,467
Viavi Solutions, Inc.*	222	2,380
Meredith Corp.	36	2,326
Zendesk, Inc.*	76	2,131
TiVo Corp.	110	2,063
DigitalGlobe, Inc.*	58	1,900
Time, Inc.	98	1,896
Stamps.com, Inc.*,1	16	1,893
WebMD Health Corp. — Class A*	33	1,738
New York Times Co. — Class A	117	1,685
Cogent Communications Holdings, Inc.	39	1,678
Plantronics, Inc.	31	1,677
Shutterfly, Inc.*	34	1,642
ePlus, Inc.*	12	1,621
RingCentral, Inc. — Class A*	56	1,585
Liberty Media Corporation-Liberty Formula One — Class C*	44	1,503
NETGEAR, Inc.*	30	1,487
Infinera Corp.*	131	1,340
EW Scripps Co. — Class A*	56	1,313
MSG Networks, Inc. — Class A*	56	1,308
8x8, Inc.*	84	1,281
NIC, Inc.	61	1,232
Wayfair, Inc. — Class A*,1	30	1,215
Shenandoah Telecommunications Co.	43	1,206
Houghton Mifflin Harcourt Co.*	117	1,188
Ixia*	60	1,179
Ubiquiti Networks, Inc.*	23	1,156
Vonage Holdings Corp.*	180	1,138
Consolidated Communications Holdings, Inc.	47	1,100
Imperva, Inc.*	26	1,067
Gigamon, Inc.*	30	1,067
Scholastic Corp.	25	1,064
Etsy, Inc.*	99	1,052
Oclaro, Inc.*	106	1,041
West Corp.	41	1,001
ADTRAN, Inc.	47	975
Gannett Company, Inc.	110	922
Windstream Holdings, Inc.[1]	169	921
Q2 Holdings, Inc.*	25	871
Gray Television, Inc.*	60	870

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Communications - 1.6% (continued)
TrueCar, Inc.*,1	51	$789
Web.com Group, Inc.*	39	753
Shutterstock, Inc.*,1	18	744
Iridium Communications, Inc.*,1	77	743
World Wrestling Entertainment, Inc. — Class A	33	733
General Communication, Inc. — Class A*	35	728
Extreme Networks, Inc.*	96	721
Liberty Media Corporation-Liberty Media — Class A*	22	719
Liberty Media Corporation-Liberty Braves — Class C*	30	710
Cincinnati Bell, Inc.*	38	673
Chegg, Inc.*,1	76	641
Blucora, Inc.*	37	640
ATN International, Inc.	9	634
GTT Communications, Inc.*	25	609
HealthStream, Inc.*	25	606
Perficient, Inc.*	34	590
Gogo, Inc.*	53	583
ORBCOMM, Inc.*	61	583
Quotient Technology, Inc.*	60	573
CalAmp Corp.*	33	554
New Media Investment Group, Inc.	38	540
Globalstar, Inc.*	337	539
Loral Space & Communications, Inc.*	12	473
MDC Partners, Inc. — Class A	49	461
Endurance International Group Holdings, Inc.*	56	440
Harmonic, Inc.*	73	434
XO Group, Inc.*	25	430
Boingo Wireless, Inc.*	33	429
Bankrate, Inc.*	44	425
VASCO Data Security International, Inc.*	29	392
ShoreTel, Inc.*	63	387
Entravision Communications Corp. — Class A	62	384
A10 Networks, Inc.*	41	375
Spok Holdings, Inc.	19	361
tronc, Inc.*	25	348
Entercom Communications Corp. — Class A1	24	343
FTD Companies, Inc.*	17	342
Lumos Networks Corp.*	19	336
Trade Desk, Inc. — Class A*	9	336
FairPoint Communications, Inc.*	20	332
Lands' End, Inc.*	15	322
Comtech Telecommunications Corp.	21	310
Sonus Networks, Inc.*	45	297
Acacia Communications, Inc.*,1	5	293
RetailMeNot, Inc.*	36	292
Straight Path Communications, Inc. — Class B*,1	8	288
Rapid7, Inc.*	19	285
Calix, Inc.*	38	276
Telenav, Inc.*	31	268
RigNet, Inc.*	12	257
1-800-Flowers.com, Inc. — Class A*	25	255
NeoPhotonics Corp.*	28	252
Silicom Ltd.	5	248
ChannelAdvisor Corp.*	22	245
Zix Corp.*	50	241
Central European Media Enterprises Ltd. — Class A*	73	226
MeetMe, Inc.*	38	224
Overstock.com, Inc.*	13	224
Daily Journal Corp.*	1	214
Rubicon Project, Inc.*	35	206
Angie's List, Inc.*	36	205
IDT Corp. — Class B	16	204
HC2 Holdings, Inc.*	31	192
Liquidity Services, Inc.*	24	192
Liberty Media Corporation - Liberty Braves — Class A*	8	192
DHI Group, Inc.*	47	186
Clearfield, Inc.*	11	181
Limelight Networks, Inc.*	66	170
Preformed Line Products Co.	3	156
Saga Communications, Inc. — Class A	3	153
TechTarget, Inc.*	16	144
Reis, Inc.	8	143
Global Eagle Entertainment, Inc.*	44	140
Hawaiian Telcom Holdco, Inc.*	6	137
Black Box Corp.	15	134
QuinStreet, Inc.*	34	133
Intelsat S.A.*	31	129
KVH Industries, Inc.*	14	118
VirnetX Holding Corp.*,1	46	106
RealNetworks, Inc.*	21	102
Autobytel, Inc.*	8	100
Rightside Group Ltd.*	10	99
Aerohive Networks, Inc.*	22	93
Townsquare Media, Inc. — Class A*	7	85
Marchex, Inc. — Class B*	31	84
Hemisphere Media Group, Inc.*	7	82
Radio One, Inc. — Class D*	24	79
Salem Media Group, Inc. — Class A	9	67
Corindus Vascular Robotics, Inc.*	51	67
NII Holdings, Inc.*	51	66
Numerex Corp. — Class A*	13	62
Global Sources Ltd.*	7	58
Value Line, Inc.	1	17
Total Communications		112,445
Basic Materials - 1.1%
Chemours Co.	173	6,660
Olin Corp.	156	5,128
US Silica Holdings, Inc.	70	3,360
Sensient Technologies Corp.	42	3,328

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Basic Materials - 1.1% (continued)
PolyOne Corp.	79	$2,693
Ingevity Corp.*	42	2,556
Minerals Technologies, Inc.	33	2,528
HB Fuller Co.	48	2,475
Balchem Corp.	30	2,473
GCP Applied Technologies, Inc.*	67	2,188
Commercial Metals Co.	108	2,067
Chemtura Corp.*	61	2,037
Stillwater Mining Co.*	116	2,004
Cliffs Natural Resources, Inc.*	239	1,962
Hecla Mining Co.	359	1,899
AK Steel Holding Corp.*	264	1,898
Allegheny Technologies, Inc.	101	1,814
Carpenter Technology Corp.	44	1,641
Quaker Chemical Corp.	12	1,580
Stepan Co.	19	1,497
Innospec, Inc.	23	1,489
Kaiser Aluminum Corp.	17	1,359
Coeur Mining, Inc.*	152	1,228
Univar, Inc.*	40	1,227
Schweitzer-Mauduit International, Inc.	29	1,201
Neenah Paper, Inc.	16	1,195
Ferro Corp.*	77	1,170
Tronox Ltd. — Class A	60	1,106
Innophos Holdings, Inc.	20	1,079
Clearwater Paper Corp.*	16	896
A. Schulman, Inc.	28	881
PH Glatfelter Co.	40	870
Kraton Corp.*	28	866
Koppers Holdings, Inc.*	19	805
Deltic Timber Corp.	9	703
Calgon Carbon Corp.	48	701
Ferroglobe plc	62	640
Materion Corp.	19	637
Century Aluminum Co.*	47	596
Fairmount Santrol Holdings, Inc.*	77	564
Rayonier Advanced Materials, Inc.	41	551
Schnitzer Steel Industries, Inc. — Class A	25	516
CSW Industrials, Inc.*	14	514
Aceto Corp.	29	458
Hawkins, Inc.	9	441
American Vanguard Corp.	26	432
KMG Chemicals, Inc.	9	415
OMNOVA Solutions, Inc.*	40	396
Kronos Worldwide, Inc.	21	345
Landec Corp.*	27	324
Gold Resource Corp.	48	217
Orchids Paper Products Co.[1]	9	216
Oil-Dri Corporation of America	5	186
United States Lime & Minerals, Inc.	2	158
Ryerson Holding Corp.*	12	151
Codexis, Inc.*	31	149
AgroFresh Solutions, Inc.*	21	92
Valhi, Inc.	25	82
Total Basic Materials		76,644
Utilities - 0.9%
WGL Holdings, Inc.	48	3,960
IDACORP, Inc.	47	3,899
Portland General Electric Co.	85	3,776
Southwest Gas Holdings, Inc.	44	3,647
ONE Gas, Inc.	51	3,448
Black Hills Corp.	49	3,257
New Jersey Resources Corp.	81	3,208
ALLETE, Inc.	46	3,115
Spire, Inc.	42	2,835
PNM Resources, Inc.	75	2,775
NorthWestern Corp.	47	2,759
South Jersey Industries, Inc.	75	2,674
Avista Corp.	60	2,343
MGE Energy, Inc.	33	2,145
Ormat Technologies, Inc.	36	2,055
El Paso Electric Co.	37	1,869
California Water Service Group	46	1,648
American States Water Co.	35	1,550
Northwest Natural Gas Co.	25	1,478
Otter Tail Corp.	36	1,364
Atlantica Yield plc	57	1,195
NRG Yield, Inc. — Class C	59	1,044
Chesapeake Utilities Corp.	15	1,038
Dynegy, Inc.*	111	872
SJW Group	16	772
Unitil Corp.	13	585
NRG Yield, Inc. — Class A	32	556
Middlesex Water Co.	15	554
Connecticut Water Service, Inc.	10	532
York Water Co.	12	421
Atlantic Power Corp.*	144	382
Artesian Resources Corp. — Class A	7	228
Delta Natural Gas Company, Inc.	6	182
Consolidated Water Company Ltd.	14	163
Spark Energy, Inc. — Class A	5	160
EnerNOC, Inc.*	26	156
Ameresco, Inc. — Class A*	21	138
Genie Energy Ltd. — Class B	12	87
Global Water Resources, Inc.	8	70
Total Utilities		62,940
Energy - 0.8%
RSP Permian, Inc.*	92	3,812
PDC Energy, Inc.*	53	3,305
Oasis Petroleum, Inc.*	220	3,137
Western Refining, Inc.	76	2,664
SemGroup Corp. — Class A	61	2,196
Callon Petroleum Co.*	157	2,066
Matador Resources Co.*	75	1,784
NOW, Inc.*	101	1,713
MRC Global, Inc.*	88	1,613
Oil States International, Inc.*	48	1,590
McDermott International, Inc.*	226	1,526
Carrizo Oil & Gas, Inc.*	52	1,490
SRC Energy, Inc.*	176	1,485
Delek US Holdings, Inc.	57	1,383
Pattern Energy Group, Inc.	63	1,269
Unit Corp.*	49	1,184

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Energy - 0.8% (continued)
Forum Energy Technologies, Inc.*	56	$1,158
SEACOR Holdings, Inc.*	15	1,037
TerraForm Power, Inc. — Class A*	82	1,014
Exterran Corp.*	30	944
Helix Energy Solutions Group, Inc.*	117	909
Denbury Resources, Inc.*	330	851
Green Plains, Inc.	33	817
Archrock, Inc.	65	806
Clayton Williams Energy, Inc.*	6	792
Flotek Industries, Inc.*	53	678
Newpark Resources, Inc.*	79	640
Atwood Oceanics, Inc.*,1	64	610
Thermon Group Holdings, Inc.*	29	605
Seadrill Ltd.*	355	586
SunCoke Energy, Inc.*	61	547
Sanchez Energy Corp.*,1	57	544
Bristow Group, Inc.	32	487
Par Pacific Holdings, Inc.*	28	462
REX American Resources Corp.*	5	452
California Resources Corp.*	29	436
Matrix Service Co.*	26	429
TerraForm Global, Inc. — Class A*	88	422
Keane Group, Inc.*	29	415
Jagged Peak Energy, Inc.*	30	391
TETRA Technologies, Inc.*	96	391
Ring Energy, Inc.*	35	379
Renewable Energy Group, Inc.*	36	376
Alon USA Energy, Inc.	29	354
Tesco Corp.*	43	346
FutureFuel Corp.	24	340
Sunrun, Inc.*	60	324
Natural Gas Services Group, Inc.*	12	313
CVR Energy, Inc.[1]	15	301
Panhandle Oil and Gas, Inc. — Class A	15	288
Westmoreland Coal Co.*	18	261
Pioneer Energy Services Corp.*	63	252
Era Group, Inc.*	19	252
Abraxas Petroleum Corp.*	123	248
CARBO Ceramics, Inc.*	19	248
Bill Barrett Corp.*	52	237
Plug Power, Inc.*	161	222
Trecora Resources*	19	211
Clean Energy Fuels Corp.*	81	207
Cobalt International Energy, Inc.*	384	205
Parker Drilling Co.*	115	201
Geospace Technologies Corp.*	12	195
Evolution Petroleum Corp.	24	192
Pacific Ethanol, Inc.*	26	178
EP Energy Corp. — Class A*	36	171
Contango Oil & Gas Co.*	22	161
Independence Contract Drilling, Inc.*	27	149
Jones Energy, Inc. — Class A*	57	146
Eclipse Resources Corp.*	54	137
PHI, Inc.*	11	132
Isramco, Inc.*	1	117
Northern Oil and Gas, Inc.*	45	117
TPI Composites, Inc.*	6	114
Willbros Group, Inc.*	40	110
Dawson Geophysical Co.*	19	106
W&T Offshore, Inc.*	34	94
EXCO Resources, Inc.*	133	82
Adams Resources & Energy, Inc.	2	75
Vivint Solar, Inc.*	21	59
FuelCell Energy, Inc.*	30	41
Erin Energy Corp.*	14	34
Earthstone Energy, Inc.*	2	26
Total Energy		56,641
Diversified - 0.0%**
HRG Group, Inc.*	113	2,183
Wins Finance Holdings, Inc.*	1	145
Total Diversified		2,328
Government - 0.0%**
Banco Latinoamericano de Comercio Exterior S.A. — Class E	29	804
Total Common Stocks
(Cost $1,458,421)		1,785,533

WARRANTS†† - 0.0%**
Imperial Holdings, Inc.
$10.75, 10/06/19	2	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%**
Tobira Theraputics, Inc.
Expires 11/02/18	8	–
Trinity Place Holdings, Inc.
Expires 04/03/17	3	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	37	–
Dyax Corp.
Expires 01/25/18	406	–
Nexstar Media Group, Inc.
Expires 01/18/19	132	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 60.2%
Guggenheim Strategy Fund II2	83,246	2,081,152
Guggenheim Strategy Fund I2	82,006	2,054,258
Total Mutual Funds
(Cost $4,119,524)		4,135,410

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 12.2%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[4]	$483,992	$483,992
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	117,566	117,566
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	117,566	117,566
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	117,566	117,566
Total Repurchase Agreements
(Cost $836,690)		836,690

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.9%
First American Government Obligations Fund — Class Z, 0.61%[6]	58,747	58,747
Total Securities Lending Collateral
(Cost $58,747)		58,747
Total Investments - 99.3%
(Cost $6,473,382)		$6,816,380
Other Assets & Liabilities, net - 0.7%		50,464
Total Net Assets - 100.0%		$6,866,844

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,660,560)	24	$38,177

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 Russell 2000 Index Swap 0.58%[7], Terminating 04/28/17 (Notional Value $3,367,982)	2,430	$71,259
Goldman Sachs International April 2017 Russell 2000 Index Swap 0.81%[7], Terminating 04/27/17 (Notional Value $1,387,235)	1,001	29,290
Barclays Bank plc April 2017 Russell 2000 Index Swap 0.81%[7], Terminating 04/28/17 (Notional Value $2,081,000)	1,502	5,272
(Total Notional Value $6,836,217)		$105,821

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of March 31, 2017.
[7]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2		Level 2 - Other*	Level 3		Total
Common Stocks	$1,785,533	$—	$—		$—	$—		$1,785,533
Equity Futures Contracts	—	38,177	—		—	—		38,177
Equity Index Swap Agreements	—	—	—		105,821	—		105,821
Mutual Funds	4,135,410	—	—		—	—		4,135,410
Repurchase Agreements	—	—	836,690		—	—		836,690
Rights	—	—	—		—	—	**	—	**
Securities Lending Collateral	58,747	—	—		—	—		58,747
Warrants	—	—	—	**	—	—		—	**
Total	$5,979,690	$38,177	$836,690		$105,821	$—		$6,960,378

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end. ** Market value of securities is $0.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1%
Financial - 5.8%
New Residential Investment Corp.	90	$1,527
FNB Corp.	96	1,431
PrivateBancorp, Inc. — Class A	24	1,425
Bank of the Ozarks, Inc.	27	1,403
Webster Financial Corp.	28	1,401
Prosperity Bancshares, Inc.	20	1,394
Investors Bancorp, Inc.	90	1,294
Texas Capital Bancshares, Inc.*	15	1,252
Hudson Pacific Properties, Inc.	35	1,212
Umpqua Holdings Corp.	67	1,188
IBERIABANK Corp.	15	1,187
Radian Group, Inc.	65	1,167
Primerica, Inc.	14	1,152
Medical Properties Trust, Inc.	89	1,146
DuPont Fabros Technology, Inc.	23	1,141
Hancock Holding Co.	25	1,139
Healthcare Realty Trust, Inc.	35	1,138
Gramercy Property Trust	43	1,131
CNO Financial Group, Inc.	54	1,107
Wintrust Financial Corp.	16	1,106
GEO Group, Inc.[1]	23	1,067
UMB Financial Corp.	14	1,054
MGIC Investment Corp.*	104	1,054
Chemical Financial Corp.	20	1,022
Sunstone Hotel Investors, Inc.	66	1,013
Ellie Mae, Inc.*	10	1,003
Home BancShares, Inc.	37	1,002
MB Financial, Inc.	23	985
Stifel Financial Corp.*	19	953
Evercore Partners, Inc. — Class A	12	934
Physicians Realty Trust	47	934
First Industrial Realty Trust, Inc.	35	932
Pinnacle Financial Partners, Inc.	14	931
Fulton Financial Corp.	52	928
Washington Federal, Inc.	28	927
LaSalle Hotel Properties	32	926
Sterling Bancorp	38	901
CoreSite Realty Corp.	10	901
Education Realty Trust, Inc.	22	899
United Bankshares, Inc.[1]	21	887
Valley National Bancorp	75	885
RLJ Lodging Trust	37	870
Cathay General Bancorp	23	867
Cousins Properties, Inc.	103	852
Essent Group Ltd.*	23	831
Ryman Hospitality Properties, Inc.	13	804
Selective Insurance Group, Inc.	17	803
National Health Investors, Inc.	11	799
WageWorks, Inc.*	11	795
BancorpSouth, Inc.	26	787
Glacier Bancorp, Inc.	23	780
Great Western Bancorp, Inc.	18	762
First Financial Bankshares, Inc.	19	762
BGC Partners, Inc. — Class A	66	750
Hope Bancorp, Inc.	39	747
EastGroup Properties, Inc.	10	735
Mack-Cali Realty Corp.	27	727
Acadia Realty Trust	24	722
RLI Corp.	12	720
South State Corp.	8	715
Community Bank System, Inc.	13	715
Urban Edge Properties	27	710
Columbia Banking System, Inc.	18	702
Lexington Realty Trust	70	699
Financial Engines, Inc.	16	696
Old National Bancorp	40	694
Retail Opportunity Investments Corp.	33	694
Blackhawk Network Holdings, Inc.*	17	690
PS Business Parks, Inc.	6	689
Washington Real Estate Investment Trust	22	688
CVB Financial Corp.	31	685
QTS Realty Trust, Inc. — Class A	14	683
DiamondRock Hospitality Co.	61	680
Colony Starwood Homes	20	679
First Citizens BancShares, Inc. — Class A	2	671
Pebblebrook Hotel Trust	22	643
Trustmark Corp.	20	636
Genworth Financial, Inc. — Class A*	154	634
Hilltop Holdings, Inc.	23	632
STAG Industrial, Inc.	25	626
Alexander & Baldwin, Inc.	14	623
American Equity Investment Life Holding Co.	26	614
Argo Group International Holdings Ltd.	9	610
EverBank Financial Corp.	31	603
International Bancshares Corp.	17	601
United Community Banks, Inc.	21	581
Janus Capital Group, Inc.	44	581
Astoria Financial Corp.	28	574
Enstar Group Ltd.*	3	574
Capitol Federal Financial, Inc.	39	570
First Midwest Bancorp, Inc.	24	568
Sabra Health Care REIT, Inc.	20	559
Kennedy-Wilson Holdings, Inc.	25	555
TowneBank	17	551
LendingClub Corp.*	100	548
Potlatch Corp.	12	548
Kite Realty Group Trust	25	538
Eagle Bancorp, Inc.*	9	536
Xenia Hotels & Resorts, Inc.	31	529
LTC Properties, Inc.	11	527
Invesco Mortgage Capital, Inc.	34	524
First Financial Bancorp	19	521
Independent Bank Corp.	8	520
LegacyTexas Financial Group, Inc.	13	518
Renasant Corp.	13	516
ServisFirst Bancshares, Inc.	14	509
Monogram Residential Trust, Inc.	51	508

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Financial - 5.8% (continued)
American Assets Trust, Inc.	12	$502
Banner Corp.	9	500
Simmons First National Corp. — Class A	9	496
Horace Mann Educators Corp.	12	493
Provident Financial Services, Inc.	19	491
Select Income REIT	19	490
Northwest Bancshares, Inc.	29	488
Washington Prime Group, Inc.	56	486
CBL & Associates Properties, Inc.	51	487
NBT Bancorp, Inc.	13	482
Global Net Lease, Inc.	20	482
Kemper Corp.	12	479
First Merchants Corp.	12	471
BofI Holding, Inc.*,1	18	470
Apollo Commercial Real Estate Finance, Inc.	25	470
PRA Group, Inc.*	14	464
Ameris Bancorp	10	461
Union Bankshares Corp.	13	457
WesBanco, Inc.	12	457
Rexford Industrial Realty, Inc.	20	450
FCB Financial Holdings, Inc. — Class A*	9	446
Government Properties Income Trust	21	440
Alexander's, Inc.	1	431
Chesapeake Lodging Trust	18	431
Pacific Premier Bancorp, Inc.*	11	424
Park National Corp.	4	421
BNC Bancorp	12	421
Summit Hotel Properties, Inc.	26	415
WSFS Financial Corp.	9	414
Four Corners Property Trust, Inc.	18	411
Boston Private Financial Holdings, Inc.	25	410
Waddell & Reed Financial, Inc. — Class A	24	408
Terreno Realty Corp.	14	392
Kearny Financial Corp.	26	391
Westamerica Bancorporation	7	391
AMERISAFE, Inc.	6	390
CenterState Banks, Inc.	15	389
Franklin Street Properties Corp.	32	388
Agree Realty Corp.	8	384
Redwood Trust, Inc.	23	382
Navigators Group, Inc.	7	380
Employers Holdings, Inc.	10	380
PennyMac Mortgage Investment Trust	21	373
CYS Investments, Inc.	46	366
Berkshire Hills Bancorp, Inc.	10	361
First Commonwealth Financial Corp.	27	358
National General Holdings Corp.	15	356
Heartland Financial USA, Inc.	7	350
S&T Bancorp, Inc.	10	346
Seritage Growth Properties[1]	8	345
MBIA, Inc.*	40	339
Aircastle Ltd.	14	338
Ramco-Gershenson Properties Trust	24	336
Beneficial Bancorp, Inc.	21	336
Walker & Dunlop, Inc.*	8	334
Brookline Bancorp, Inc.	21	329
Tompkins Financial Corp.	4	322
CareTrust REIT, Inc.	19	320
Pennsylvania Real Estate Investment Trust	21	318
WisdomTree Investments, Inc.[1]	35	318
National Storage Affiliates Trust	13	311
Banc of California, Inc.[1]	15	311
Stewart Information Services Corp.	7	309
FelCor Lodging Trust, Inc.	41	308
Hanmi Financial Corp.	10	308
Capstead Mortgage Corp.	29	306
HFF, Inc. — Class A	11	305
National Western Life Group, Inc. — Class A	1	304
Capital Bank Financial Corp. — Class A	7	304
Lakeland Financial Corp.	7	302
Cardinal Financial Corp.	10	299
United Fire Group, Inc.	7	299
RE/MAX Holdings, Inc. — Class A	5	297
Maiden Holdings Ltd.	21	294
State Bank Financial Corp.	11	287
Sandy Spring Bancorp, Inc.	7	287
Infinity Property & Casualty Corp.	3	287
Monmouth Real Estate Investment Corp.	20	285
Safety Insurance Group, Inc.	4	280
Central Pacific Financial Corp.	9	275
Meridian Bancorp, Inc.	15	275
Moelis & Co. — Class A	7	270
Southside Bancshares, Inc.	8	269
FNFV Group*	20	265
First Busey Corp.	9	265
Ambac Financial Group, Inc.*	14	264
Nelnet, Inc. — Class A	6	263
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13	263
Parkway, Inc.	13	259
Universal Health Realty Income Trust	4	258
City Holding Co.	4	258
St. Joe Co.*	15	256
Piper Jaffray Cos.	4	255
United Financial Bancorp, Inc.	15	255
Lakeland Bancorp, Inc.	13	255
Enterprise Financial Services Corp.	6	254
Customers Bancorp, Inc.*	8	252
ARMOUR Residential REIT, Inc.	11	250
iStar, Inc.*	21	248

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Financial - 5.8% (continued)
Washington Trust Bancorp, Inc.	5	$247
Universal Insurance Holdings, Inc.	10	245
Hersha Hospitality Trust	13	244
Altisource Residential Corp.	16	244
Stock Yards Bancorp, Inc.	6	244
Tier REIT, Inc.	14	243
Third Point Reinsurance Ltd.*	20	242
Cohen & Steers, Inc.	6	239
First Interstate BancSystem, Inc. — Class A	6	238
1st Source Corp.	5	235
New Senior Investment Group, Inc.	23	235
MTGE Investment Corp.	14	235
Greenhill & Company, Inc.	8	234
Northfield Bancorp, Inc.	13	234
MainSource Financial Group, Inc.	7	231
Community Trust Bancorp, Inc.	5	229
National Bank Holdings Corp. — Class A	7	227
OceanFirst Financial Corp.	8	225
HomeStreet, Inc.*	8	224
Heritage Financial Corp.	9	223
Camden National Corp.	5	220
TrustCo Bank Corp. NY	28	220
Investors Real Estate Trust	37	219
ConnectOne Bancorp, Inc.	9	218
Chatham Lodging Trust	11	217
InfraREIT, Inc.	12	216
Seacoast Banking Corporation of Florida*	9	216
Encore Capital Group, Inc.*	7	216
Flushing Financial Corp.	8	215
Silver Bay Realty Trust Corp.	10	215
Preferred Bank/Los Angeles CA	4	215
KCG Holdings, Inc. — Class A*	12	214
TriCo Bancshares	6	213
Virtus Investment Partners, Inc.	2	212
Bridge Bancorp, Inc.	6	210
Univest Corporation of Pennsylvania	8	207
Oritani Financial Corp.	12	204
PHH Corp.*	16	204
New York Mortgage Trust, Inc. REIT	33	204
First BanCorp*	36	203
Investment Technology Group, Inc.	10	203
Getty Realty Corp.	8	202
Greenlight Capital Re Ltd. — Class A*	9	199
Cass Information Systems, Inc.	3	198
CU Bancorp*	5	198
Easterly Government Properties, Inc.	10	198
Bryn Mawr Bank Corp.	5	198
NorthStar Realty Europe Corp.	17	197
Park Sterling Corp.	16	197
FBL Financial Group, Inc. — Class A	3	196
Diamond Hill Investment Group, Inc.	1	195
Independent Bank Group, Inc.	3	193
INTL FCStone, Inc.*	5	190
German American Bancorp, Inc.	4	189
Stonegate Bank	4	188
Ladder Capital Corp. — Class A	13	187
Urstadt Biddle Properties, Inc. — Class A	9	185
First Potomac Realty Trust	18	185
Saul Centers, Inc.	3	185
CoBiz Financial, Inc.	11	185
Dime Community Bancshares, Inc.	9	183
OM Asset Management plc	12	181
BancFirst Corp.	2	180
Meta Financial Group, Inc.	2	176
First Bancorp	6	176
PJT Partners, Inc. — Class A	5	175
Farmer Mac — Class C	3	173
Mercantile Bank Corp.	5	172
James River Group Holdings Ltd.	4	171
NMI Holdings, Inc. — Class A*	15	171
Ocwen Financial Corp.*	31	170
QCR Holdings, Inc.	4	168
Flagstar Bancorp, Inc.*	6	169
Independence Realty Trust, Inc.	18	168
TriState Capital Holdings, Inc.*	7	163
AG Mortgage Investment Trust, Inc.	9	162
First of Long Island Corp.	6	162
Anworth Mortgage Asset Corp.	29	161
Peoples Bancorp, Inc.	5	158
Nationstar Mortgage Holdings, Inc.*	10	158
Horizon Bancorp	6	157
OFG Bancorp	13	153
Ashford Hospitality Trust, Inc.	24	153
Armada Hoffler Properties, Inc.	11	153
Great Southern Bancorp, Inc.	3	152
Bar Harbor Bankshares	5	149
First Defiance Financial Corp.	3	149
Peapack Gladstone Financial Corp.[1]	5	148
Altisource Portfolio Solutions S.A.*	4	147
Pacific Continental Corp.	6	147
Waterstone Financial, Inc.	8	146
Gladstone Commercial Corp.	7	145
First Financial Corp.	3	143
CatchMark Timber Trust, Inc. — Class A	12	138
Houlihan Lokey, Inc.	4	138
State Auto Financial Corp.	5	137
HCI Group, Inc.	3	137
Forestar Group, Inc.*	10	136
Virtu Financial, Inc. — Class A	8	136

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Financial - 5.8% (continued)
CorEnergy Infrastructure Trust, Inc.	4	$135
Fidelity Southern Corp.	6	134
Financial Institutions, Inc.	4	132
Southwest Bancorp, Inc.	5	131
Live Oak Bancshares, Inc.	6	130
State National Companies, Inc.	9	130
Triumph Bancorp, Inc.*	5	129
Bank of Marin Bancorp	2	129
Bank of NT Butterfield & Son Ltd.	4	128
Cedar Realty Trust, Inc.	25	126
Blue Hills Bancorp, Inc.	7	125
First Community Bancshares, Inc.	5	125
Republic First Bancorp, Inc.*	15	125
Independent Bank Corp.	6	124
First Foundation, Inc.*	8	124
Guaranty Bancorp	5	122
UMH Properties, Inc.	8	122
NexPoint Residential Trust, Inc.	5	121
Carolina Financial Corp.	4	120
Cowen Group, Inc. — Class A*	8	120
Enova International, Inc.*	8	119
HomeTrust Bancshares, Inc.*	5	118
Western Asset Mortgage Capital Corp.	12	117
United Community Financial Corp.	14	117
Franklin Financial Network, Inc.*	3	116
Global Indemnity Ltd.*	3	115
Farmers National Banc Corp.	8	115
West Bancorporation, Inc.	5	115
Clifton Bancorp, Inc.	7	113
Bank Mutual Corp.	12	113
Heritage Commerce Corp.	8	113
Veritex Holdings, Inc.*	4	112
Allegiance Bancshares, Inc.*	3	112
Fidelity & Guaranty Life	4	111
Whitestone REIT — Class B	8	111
National Commerce Corp.*	3	110
Sierra Bancorp	4	110
Ares Commercial Real Estate Corp.	8	107
Westwood Holdings Group, Inc.	2	107
Green Bancorp, Inc.*	6	107
People's Utah Bancorp	4	106
Enterprise Bancorp, Inc.	3	104
Citizens, Inc.*	14	104
World Acceptance Corp.*	2	104
Republic Bancorp, Inc. — Class A	3	103
MidWestOne Financial Group, Inc.	3	103
Heritage Insurance Holdings, Inc.	8	102
Arrow Financial Corp.	3	102
Old Second Bancorp, Inc.	9	101
Opus Bank	5	101
Dynex Capital, Inc.	14	99
First Connecticut Bancorp, Inc.	4	99
RMR Group, Inc. — Class A	2	98
Arlington Asset Investment Corp. — Class A	7	99
Marcus & Millichap, Inc.*	4	98
Merchants Bancshares, Inc.	2	97
City Office REIT, Inc.	8	97
OneBeacon Insurance Group Ltd. — Class A	6	96
Community Healthcare Trust, Inc.	4	96
CNB Financial Corp.	4	96
Atlantic Capital Bancshares, Inc.*	5	95
Nicolet Bankshares, Inc.*	2	95
One Liberty Properties, Inc.	4	93
Citizens & Northern Corp.	4	93
Preferred Apartment Communities, Inc. — Class A	7	92
Ames National Corp.	3	92
GAIN Capital Holdings, Inc.	11	92
Orchid Island Capital, Inc.	9	90
WMIH Corp.*	62	90
RAIT Financial Trust	28	90
Farmland Partners, Inc.	8	89
Resource Capital Corp.	9	88
Trinity Place Holdings, Inc.*,1	12	88
Acacia Research Corp.*	15	86
Bluerock Residential Growth REIT, Inc.	7	86
Old Line Bancshares, Inc.	3	85
EMC Insurance Group, Inc.	3	84
WashingtonFirst Bankshares, Inc.	3	84
Western New England Bancorp, Inc.	8	84
Peoples Financial Services Corp.	2	84
First Bancorp, Inc.	3	82
Farmers Capital Bank Corp.	2	81
FRP Holdings, Inc.*	2	80
United Insurance Holdings Corp.	5	80
Macatawa Bank Corp.	8	79
Charter Financial Corp.	4	79
Marlin Business Services Corp.	3	77
Cascade Bancorp*	10	77
Ladenburg Thalmann Financial Services, Inc.*	31	77
Bancorp, Inc.*	15	77
Safeguard Scientifics, Inc.*	6	76
HarborOne Bancorp, Inc.*	4	76
On Deck Capital, Inc.*	15	76
National Bankshares, Inc.	2	75
American National Bankshares, Inc.	2	75
Ashford Hospitality Prime, Inc.	7	74
NewStar Financial, Inc.	7	74
Baldwin & Lyons, Inc. — Class B	3	73
Sun Bancorp, Inc.	3	73

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Financial - 5.8% (continued)
BankFinancial Corp.	5	$73
LCNB Corp.	3	72
Southern Missouri Bancorp, Inc.	2	71
Federated National Holding Co.	4	70
Bankwell Financial Group, Inc.	2	69
PennyMac Financial Services, Inc. — Class A*	4	68
First Mid-Illinois Bancshares, Inc.	2	68
Home Bancorp, Inc.	2	68
Shore Bancshares, Inc.	4	67
Southern First Bancshares, Inc.*	2	65
Great Ajax Corp.	5	65
Summit Financial Group, Inc.	3	65
Capital City Bank Group, Inc.	3	64
Kinsale Capital Group, Inc.	2	64
Equity Bancshares, Inc. — Class A*	2	64
MutualFirst Financial, Inc.	2	63
Premier Financial Bancorp, Inc.	3	63
Territorial Bancorp, Inc.	2	62
Central Valley Community Bancorp	3	62
Century Bancorp, Inc. — Class A	1	61
eHealth, Inc.*	5	60
Northrim BanCorp, Inc.	2	60
Access National Corp.	2	60
First Internet Bancorp	2	59
Regional Management Corp.*	3	58
ACNB Corp.	2	58
Trupanion, Inc.*	4	57
MBT Financial Corp.	5	57
BSB Bancorp, Inc.*	2	57
Stratus Properties, Inc.	2	55
Consolidated-Tomoka Land Co.	1	54
Owens Realty Mortgage, Inc.	3	53
Donegal Group, Inc. — Class A	3	53
First Business Financial Services, Inc.	2	52
Codorus Valley Bancorp, Inc.	2	52
Oppenheimer Holdings, Inc. — Class A	3	51
Tiptree, Inc. — Class A	7	51
First Community Financial Partners, Inc.*	4	51
Southern National Bancorp of Virginia, Inc.	3	51
Xenith Bankshares, Inc.*	2	51
Bear State Financial, Inc.	5	47
First Northwest Bancorp*	3	47
C&F Financial Corp.	1	46
Global Medical REIT, Inc.	5	45
Orrstown Financial Services, Inc.	2	45
Hallmark Financial Services, Inc.*	4	44
Penns Woods Bancorp, Inc.	1	43
Union Bankshares, Inc.	1	43
SI Financial Group, Inc.	3	42
Atlas Financial Holdings, Inc.*	3	41
Crawford & Co. — Class B	4	40
Middleburg Financial Corp.	1	40
Chemung Financial Corp.	1	40
Pzena Investment Management, Inc. — Class A	4	39
Blue Capital Reinsurance Holdings Ltd.	2	39
Pacific Mercantile Bancorp*	5	38
Impac Mortgage Holdings, Inc.*	3	37
Provident Financial Holdings, Inc.	2	37
Independence Holding Co.	2	37
Associated Capital Group, Inc. — Class A	1	36
FBR & Co.	2	36
First Financial Northwest, Inc.	2	35
Midland States Bancorp, Inc.	1	34
GAMCO Investors, Inc. — Class A	1	30
ESSA Bancorp, Inc.	2	29
County Bancorp, Inc.	1	29
Manning & Napier, Inc. — Class A	5	29
Silvercrest Asset Management Group, Inc. — Class A	2	27
Greene County Bancorp, Inc.	1	23
Real Industry, Inc.*	8	23
Provident Bancorp, Inc.*	1	21
First NBC Bank Holding Co.*	5	20
Hennessy Advisors, Inc.	1	17
Medley Management, Inc. — Class A	2	17
California First National Bancorp	1	16
Fifth Street Asset Management, Inc.	2	9
Walter Investment Management Corp.*	6	6
Total Financial		156,703
Consumer, Non-cyclical - 4.1%
Exelixis, Inc.*	69	1,494
TESARO, Inc.*	9	1,384
HealthSouth Corp.	27	1,156
NuVasive, Inc.*	15	1,119
Masimo Corp.*	12	1,119
Bluebird Bio, Inc.*	12	1,090
Deluxe Corp.	15	1,083
PAREXEL International Corp.*	16	1,010
Nektar Therapeutics*	43	1,009
Grand Canyon Education, Inc.*	14	1,002
Medicines Co.*,1	20	977
Snyder's-Lance, Inc.	24	967
Wright Medical Group N.V.*	31	964
Bright Horizons Family Solutions, Inc.*	13	942
Kite Pharma, Inc.*	12	942
Chemed Corp.	5	912
Healthcare Services Group, Inc.	21	904
Prestige Brands Holdings, Inc.*	16	888
Cantel Medical Corp.	11	881
Catalent, Inc.*	30	850

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Ultragenyx Pharmaceutical, Inc.*	12	$813
B&G Foods, Inc.	20	805
CEB, Inc.	10	785
Lancaster Colony Corp.	6	773
Integra LifeSciences Holdings Corp.*	18	758
Exact Sciences Corp.*,1	32	756
Helen of Troy Ltd.*	8	754
Brink's Co.	14	749
ABM Industries, Inc.	17	741
Insulet Corp.*	17	733
On Assignment, Inc.*	15	729
Darling Ingredients, Inc.*	50	726
Horizon Pharma plc*	49	723
Neogen Corp.*	11	721
Clovis Oncology, Inc.*	11	699
Cimpress N.V.*	8	690
Sotheby's*	15	682
J&J Snack Foods Corp.	5	678
Matthews International Corp. — Class A	10	677
DeVry Education Group, Inc.	19	674
Penumbra, Inc.*,1	8	668
Ironwood Pharmaceuticals, Inc. — Class A*	39	665
Owens & Minor, Inc.	19	657
Nevro Corp.*	7	656
Cardtronics plc — Class A*	14	654
Haemonetics Corp.*	16	649
United Natural Foods, Inc.*	15	648
Sage Therapeutics, Inc.*	9	639
Ligand Pharmaceuticals, Inc. — Class B*,1	6	635
Sanderson Farms, Inc.	6	623
Globus Medical, Inc. — Class A*	21	622
Prothena Corporation plc*,1	11	614
Zeltiq Aesthetics, Inc.*	11	612
ICU Medical, Inc.*	4	611
Incorporated Research Holdings, Inc. — Class A*	13	596
Aaron's, Inc.	20	595
Avon Products, Inc.*	135	594
Molina Healthcare, Inc.*	13	593
Fresh Del Monte Produce, Inc.	10	592
Portola Pharmaceuticals, Inc.*	15	587
Vector Group Ltd.	28	582
AMN Healthcare Services, Inc.*	14	568
Advisory Board Co.*	12	562
HealthEquity, Inc.*	13	551
Cambrex Corp.*	10	551
Dean Foods Co.	28	550
Korn/Ferry International	17	535
FTI Consulting, Inc.*	13	535
Halyard Health, Inc.*	14	533
HMS Holdings Corp.*	26	529
Monro Muffler Brake, Inc.	10	521
NxStage Medical, Inc.*	19	510
Pacira Pharmaceuticals, Inc.*	11	502
NutriSystem, Inc.	9	500
Universal Corp.	7	495
Magellan Health, Inc.*	7	483
PRA Health Sciences, Inc.*	7	457
Array BioPharma, Inc.*	51	456
Sarepta Therapeutics, Inc.*	15	444
Insperity, Inc.	5	443
Theravance Biopharma, Inc.*	12	442
Supernus Pharmaceuticals, Inc.*	14	438
WD-40 Co.	4	436
Boston Beer Company, Inc. — Class A*,1	3	434
Green Dot Corp. — Class A*	13	434
Air Methods Corp.*	10	430
Halozyme Therapeutics, Inc.*,1	33	428
Select Medical Holdings Corp.*	32	427
ACCO Brands Corp.*	32	421
Travelport Worldwide Ltd.	35	412
Amedisys, Inc.*	8	409
Aerie Pharmaceuticals, Inc.*	9	408
FibroGen, Inc.*	16	394
Natus Medical, Inc.*	10	393
Inogen, Inc.*	5	388
Radius Health, Inc.*	10	387
SpartanNash Co.	11	385
Myriad Genetics, Inc.*,1	20	384
Spectranetics Corp.*	13	379
TriNet Group, Inc.*	13	376
Merit Medical Systems, Inc.*	13	376
Integer Holdings Corp.*	9	362
TrueBlue, Inc.*	13	356
CONMED Corp.	8	355
Repligen Corp.*	10	352
Central Garden & Pet Co. — Class A*	10	347
Innoviva, Inc.*	25	346
Abaxis, Inc.	7	340
National Beverage Corp.	4	338
Insmed, Inc.*	19	333
Cal-Maine Foods, Inc.	9	331
TherapeuticsMD, Inc.*,1	46	331
Spark Therapeutics, Inc.*	6	320
Navigant Consulting, Inc.*	14	320
SUPERVALU, Inc.*	81	312
Amicus Therapeutics, Inc.*	43	307
Analogic Corp.	4	304
Andersons, Inc.	8	303
Calavo Growers, Inc.	5	303
EVERTEC, Inc.	19	302
Puma Biotechnology, Inc.*	8	298
MiMedx Group, Inc.*,1	31	295
Huron Consulting Group, Inc.*	7	295
Community Health Systems, Inc.*	33	293
Alder Biopharmaceuticals, Inc.*	14	291
Tivity Health, Inc.*	10	291
Emergent BioSolutions, Inc.*	10	290
Five Prime Therapeutics, Inc.*	8	289
Synergy Pharmaceuticals, Inc.*	61	284
Cardiovascular Systems, Inc.*	10	283

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Blueprint Medicines Corp.*	7	$280
Impax Laboratories, Inc.*	22	277
Acorda Therapeutics, Inc.*	13	273
Viad Corp.	6	271
Paylocity Holding Corp.*	7	270
LHC Group, Inc.*	5	270
Momenta Pharmaceuticals, Inc.*	20	267
Ensign Group, Inc.	14	263
Xencor, Inc.*	11	263
Performance Food Group Co.*	11	262
US Physical Therapy, Inc.	4	261
Glaukos Corp.*	5	257
Capella Education Co.	3	255
Corcept Therapeutics, Inc.*	23	252
LendingTree, Inc.*	2	251
Eagle Pharmaceuticals, Inc.*,1	3	248
AMAG Pharmaceuticals, Inc.*	11	248
Team, Inc.*	9	243
Strayer Education, Inc.	3	241
Dermira, Inc.*	7	239
Depomed, Inc.*	19	238
McGrath RentCorp	7	235
ZIOPHARM Oncology, Inc.*	37	235
BioTelemetry, Inc.*	8	232
Quad/Graphics, Inc.	9	227
Tootsie Roll Industries, Inc.	6	223
Diplomat Pharmacy, Inc.*	14	223
Luminex Corp.	12	220
John B Sanfilippo & Son, Inc.	3	220
Kindred Healthcare, Inc.	26	217
MGP Ingredients, Inc.	4	217
Flexion Therapeutics, Inc.*	8	215
National Healthcare Corp.	3	214
Versartis, Inc.*	10	214
Acceleron Pharma, Inc.*	8	212
Coherus Biosciences, Inc.*	10	212
PharMerica Corp.*	9	211
Loxo Oncology, Inc.*	5	210
Heska Corp.*	2	210
OraSure Technologies, Inc.*	16	207
ICF International, Inc.*	5	207
Coca-Cola Bottling Company Consolidated	1	206
Epizyme, Inc.*	12	206
CBIZ, Inc.*	15	203
Retrophin, Inc.*	11	203
Progenics Pharmaceuticals, Inc.*	21	198
Kelly Services, Inc. — Class A	9	197
Heron Therapeutics, Inc.*	13	195
Immunomedics, Inc.*	30	194
AtriCure, Inc.*	10	192
K12, Inc.*	10	192
Orthofix International N.V.*,1	5	191
Genomic Health, Inc.*	6	189
Lexicon Pharmaceuticals, Inc.*,1	13	186
MacroGenics, Inc.*	10	186
BioCryst Pharmaceuticals, Inc.*	22	185
Global Blood Therapeutics, Inc.*	5	184
Inter Parfums, Inc.	5	183
Omeros Corp.*,1	12	181
Quidel Corp.*	8	181
Endologix, Inc.*	25	181
RPX Corp.*	15	180
Meridian Bioscience, Inc.	13	179
Weis Markets, Inc.	3	179
Lannett Company, Inc.*,1	8	179
Providence Service Corp.*	4	178
Teladoc, Inc.*,1	7	174
Career Education Corp.*	20	174
Aimmune Therapeutics, Inc.*,1	8	174
Anika Therapeutics, Inc.*	4	174
USANA Health Sciences, Inc.*	3	174
Ingles Markets, Inc. — Class A	4	173
Accelerate Diagnostics, Inc.*,1	7	169
SP Plus Corp.*	5	169
NewLink Genetics Corp.*	7	169
Phibro Animal Health Corp. — Class A	6	169
GenMark Diagnostics, Inc.*	13	167
CryoLife, Inc.*	10	167
Kforce, Inc.	7	166
K2M Group Holdings, Inc.*	8	164
Intra-Cellular Therapies, Inc.*	10	163
Amphastar Pharmaceuticals, Inc.*	11	160
Heidrick & Struggles International, Inc.	6	158
Laureate Education, Inc. — Class A*	11	157
Enanta Pharmaceuticals, Inc.*	5	154
Vanda Pharmaceuticals, Inc.*	11	154
Avexis, Inc.*	2	152
Achillion Pharmaceuticals, Inc.*	36	152
MoneyGram International, Inc.*	9	151
Resources Connection, Inc.	9	151
Spectrum Pharmaceuticals, Inc.*	23	150
Keryx Biopharmaceuticals, Inc.*,1	24	148
SciClone Pharmaceuticals, Inc.*	15	147
Landauer, Inc.	3	146
Almost Family, Inc.*	3	146
Atara Biotherapeutics, Inc.*	7	144
Cross Country Healthcare, Inc.*	10	144
Rent-A-Center, Inc.	16	142
Esperion Therapeutics, Inc.*	4	141
Omega Protein Corp.	7	140
AngioDynamics, Inc.*	8	139
Cerus Corp.*	31	138
Intersect ENT, Inc.*	8	137
Hackett Group, Inc.	7	136
Ennis, Inc.	8	136
Medifast, Inc.	3	133
Inovio Pharmaceuticals, Inc.*	20	132
CorVel Corp.*	3	131
Universal American Corp.*	13	130
Foundation Medicine, Inc.*	4	129
Cytokinetics, Inc.*	10	129

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
TG Therapeutics, Inc.*,1	11	$128
Lion Biotechnologies, Inc.*	17	127
Capital Senior Living Corp.*	9	127
NeoGenomics, Inc.*	16	126
Revance Therapeutics, Inc.*	6	125
Weight Watchers International, Inc.*,1	8	125
Pacific Biosciences of California, Inc.*	24	124
Triple-S Management Corp. — Class B*	7	123
Rigel Pharmaceuticals, Inc.*	37	122
Novocure Ltd.*	15	122
La Jolla Pharmaceutical Co.*	4	119
Forrester Research, Inc.	3	119
Invacare Corp.	10	119
Aduro Biotech, Inc.*	11	118
STAAR Surgical Co.*	12	118
Surgery Partners, Inc.*	6	117
REGENXBIO, Inc.*	6	116
Paratek Pharmaceuticals, Inc.*	6	116
American Public Education, Inc.*	5	115
Accuray, Inc.*	24	114
Merrimack Pharmaceuticals, Inc.*,1	37	114
Ardelyx, Inc.*	9	114
PDL BioPharma, Inc.	50	114
Albany Molecular Research, Inc.*	8	112
Revlon, Inc. — Class A*	4	111
Central Garden & Pet Co.*	3	111
Cara Therapeutics, Inc.*	6	110
BioSpecifics Technologies Corp.*	2	110
Barrett Business Services, Inc.	2	109
Sangamo Therapeutics, Inc.*	21	109
Carriage Services, Inc. — Class A	4	108
Oxford Immunotec Global plc*	7	108
Arena Pharmaceuticals, Inc.*	74	108
Textainer Group Holdings Ltd.	7	107
Novavax, Inc.*	82	105
Celldex Therapeutics, Inc.*	29	105
Axovant Sciences Ltd.*	7	105
Geron Corp.*	46	104
CytomX Therapeutics, Inc.*	6	104
Karyopharm Therapeutics, Inc.*	8	103
Teligent, Inc.*	13	102
Akebia Therapeutics, Inc.*	11	101
Tetraphase Pharmaceuticals, Inc.*	11	101
ImmunoGen, Inc.*	26	101
Enzo Biochem, Inc.*	12	100
Invitae Corp.*	9	100
NanoString Technologies, Inc.*	5	99
ANI Pharmaceuticals, Inc.*	2	99
LeMaitre Vascular, Inc.	4	99
PTC Therapeutics, Inc.*	10	98
Surmodics, Inc.*	4	96
Primo Water Corp.*	7	95
Curis, Inc.*	34	95
Rockwell Medical, Inc.*	15	94
Nutraceutical International Corp.	3	93
Alarm.com Holdings, Inc.*	3	92
Organovo Holdings, Inc.*	29	92
Civitas Solutions, Inc.*	5	92
Advaxis, Inc.*	11	90
Aclaris Therapeutics, Inc.*	3	89
Tejon Ranch Co.*	4	88
Adamas Pharmaceuticals, Inc.*	5	88
Zogenix, Inc.*	8	87
Otonomy, Inc.*	7	86
Concert Pharmaceuticals, Inc.*	5	85
Smart & Final Stores, Inc.*	7	85
Limoneira Co.	4	84
AxoGen, Inc.*	8	84
Chefs' Warehouse, Inc.*	6	83
Chimerix, Inc.*	13	83
Agenus, Inc.*	22	83
Cutera, Inc.*	4	83
XBiotech, Inc.*	5	82
BioTime, Inc.*	23	79
CAI International, Inc.*	5	79
CSS Industries, Inc.	3	78
Ignyta, Inc.*	9	77
Sucampo Pharmaceuticals, Inc. — Class A*	7	77
Idera Pharmaceuticals, Inc.*	31	77
Exactech, Inc.*,1	3	76
Amplify Snack Brands, Inc.*,1	9	76
Bellicum Pharmaceuticals, Inc.*	6	74
ServiceSource International, Inc.*	19	74
Insys Therapeutics, Inc.*,1	7	74
Seneca Foods Corp. — Class A*	2	72
Great Lakes Dredge & Dock Corp.*	18	72
Dynavax Technologies Corp.*	12	71
Natera, Inc.*	8	71
Farmer Brothers Co.*	2	71
CRA International, Inc.	2	71
RTI Surgical, Inc.*	17	68
Vectrus, Inc.*	3	67
RadNet, Inc.*	11	65
Addus HomeCare Corp.*	2	64
Utah Medical Products, Inc.	1	62
Franklin Covey Co.*	3	61
Medpace Holdings, Inc.*	2	60
National Research Corp. — Class A	3	59
Neff Corp. — Class A*	3	58
Natural Health Trends Corp.	2	58
BioScrip, Inc.*	34	58
ConforMIS, Inc.*	11	57
Anavex Life Sciences Corp.*	10	57
Seres Therapeutics, Inc.*	5	56
Ocular Therapeutix, Inc.*	6	56
OncoMed Pharmaceuticals, Inc.*	6	55

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
WaVe Life Sciences Ltd.*	2	$55
MediciNova, Inc.*	9	54
Craft Brew Alliance, Inc.*	4	53
Bridgepoint Education, Inc.*	5	53
Aratana Therapeutics, Inc.*	10	53
Village Super Market, Inc. — Class A	2	53
Voyager Therapeutics, Inc.*	4	53
MyoKardia, Inc.*	4	53
Cempra, Inc.*	14	53
Collectors Universe, Inc.	2	52
Trevena, Inc.*	14	51
Stemline Therapeutics, Inc.*	6	51
ChemoCentryx, Inc.*	7	51
American Renal Associates Holdings, Inc.*	3	51
Collegium Pharmaceutical, Inc.*	5	50
Care.com, Inc.*	4	50
Quorum Health Corp.*	9	49
Minerva Neurosciences, Inc.*	6	49
Infinity Pharmaceuticals, Inc.*	15	48
Cellular Biomedicine Group, Inc.*	4	47
Veracyte, Inc.*	5	46
Edge Therapeutics, Inc.*	5	46
Reata Pharmaceuticals, Inc. — Class A*	2	45
B. Riley Financial, Inc.	3	45
Editas Medicine, Inc.*	2	45
Ascent Capital Group, Inc. — Class A*	3	42
ARC Document Solutions, Inc.*	12	41
Entellus Medical, Inc.*	3	41
InVivo Therapeutics Holdings Corp.*	10	41
Durect Corp.*	38	40
Athersys, Inc.*	23	39
Arrowhead Pharmaceuticals, Inc.*	21	39
Alliance One International, Inc.*	3	39
Fortress Biotech, Inc.*	10	37
Neos Therapeutics, Inc.*	5	36
Egalet Corp.*	7	36
Synutra International, Inc.*	6	36
Iridex Corp.*	3	36
Pfenex, Inc.*	6	35
AcelRx Pharmaceuticals, Inc.*	11	35
Audentes Therapeutics, Inc.*	2	34
Ophthotech Corp.*	9	33
Zafgen, Inc.*	7	33
Sorrento Therapeutics, Inc.*	8	32
Cidara Therapeutics, Inc.*	4	31
Turning Point Brands, Inc.*	2	31
Natural Grocers by Vitamin Cottage, Inc.*	3	31
Endocyte, Inc.*	12	31
MannKind Corp.*	21	31
Nature's Sunshine Products, Inc.	3	30
Genesis Healthcare, Inc.*	11	29
Nobilis Health Corp.*,1	17	29
Osiris Therapeutics, Inc.*	6	29
Selecta Biosciences, Inc.*	2	29
Liberty Tax, Inc.	2	29
Information Services Group, Inc.*	9	28
Intellia Therapeutics, Inc.*	2	28
Vital Therapies, Inc.*	7	28
Applied Genetic Technologies Corp.*	4	28
Immune Design Corp.*	4	27
Inventure Foods, Inc.*	6	27
Alico, Inc.	1	26
PFSweb, Inc.*	4	26
Mirati Therapeutics, Inc.*	5	26
Protagonist Therapeutics, Inc.*	2	26
AAC Holdings, Inc.*	3	26
TransEnterix, Inc.*	21	25
CPI Card Group, Inc.	6	25
ChromaDex Corp.*,1	9	24
Clearside Biomedical, Inc.*	3	24
Asterias Biotherapeutics, Inc.*	7	24
Bio-Path Holdings, Inc.*	27	22
GlycoMimetics, Inc.*	4	22
Lifevantage Corp.*	4	21
T2 Biosystems, Inc.*	4	21
Corvus Pharmaceuticals, Inc.*	1	21
Regulus Therapeutics, Inc.*	12	20
Titan Pharmaceuticals, Inc.*	6	20
Cambium Learning Group, Inc.*	4	20
Lipocine, Inc.*	5	20
Tactile Systems Technology, Inc.*	1	19
Synthetic Biologics, Inc.*	30	19
Adverum Biotechnologies, Inc.*	7	19
OvaScience, Inc.*	10	19
NantKwest, Inc.*	5	18
TerraVia Holdings, Inc.*	24	17
ViewRay, Inc.*	2	17
Syros Pharmaceuticals, Inc.*	1	16
Proteostasis Therapeutics, Inc.*	2	16
PharmAthene, Inc.	19	15
Aevi Genomic Medicine, Inc.*	8	15
CytRx Corp.*	33	15
Senseonics Holdings, Inc.*	8	14
Syndax Pharmaceuticals, Inc.*	1	14
Flex Pharma, Inc.*	3	13
vTv Therapeutics, Inc. — Class A*	2	13
Agile Therapeutics, Inc.*	4	13
Ampio Pharmaceuticals, Inc.*	15	12
Axsome Therapeutics, Inc.*	3	12
Eiger BioPharmaceuticals, Inc.*	1	11
Avinger, Inc.*	6	11
Lifeway Foods, Inc.*	1	11
Trovagene, Inc.*	9	10
Aptevo Therapeutics, Inc.*	5	10
Inotek Pharmaceuticals Corp.*	5	10
iRadimed Corp.*	1	9
Patriot National, Inc.*	3	8

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Kadmon Holdings, Inc.*	2	$7
Adeptus Health, Inc. — Class A*,1	4	7
Tandem Diabetes Care, Inc.*	6	7
Dimension Therapeutics, Inc.*	4	7
Anthera Pharmaceuticals, Inc.*	12	5
Second Sight Medical Products, Inc.*	4	5
Tokai Pharmaceuticals, Inc.*	3	3
Galena Biopharma, Inc.*	3	2
Argos Therapeutics, Inc.*	4	2
Total Consumer, Non-cyclical		110,466
Industrial - 3.0%
Coherent, Inc.*	7	1,439
XPO Logistics, Inc.*	30	1,438
Teledyne Technologies, Inc.*	10	1,266
Curtiss-Wright Corp.	13	1,186
EMCOR Group, Inc.	18	1,134
Littelfuse, Inc.	7	1,119
Universal Display Corp.	13	1,119
Louisiana-Pacific Corp.*	44	1,092
Woodward, Inc.	16	1,086
Tech Data Corp.*	11	1,033
EnerSys	13	1,026
SYNNEX Corp.	9	1,007
Kennametal, Inc.	24	942
Belden, Inc.	13	899
Sanmina Corp.*	22	892
Joy Global, Inc.	30	848
Dycom Industries, Inc.*	9	836
Advanced Energy Industries, Inc.*	12	823
Golar LNG Ltd.	29	811
MasTec, Inc.*	20	801
John Bean Technologies Corp.	9	792
Summit Materials, Inc. — Class A*	32	790
Esterline Technologies Corp.*	9	774
Barnes Group, Inc.	15	771
Tetra Tech, Inc.	18	735
GATX Corp.	12	731
KLX, Inc.*	16	716
Masonite International Corp.*	9	713
Generac Holdings, Inc.*	19	709
Applied Industrial Technologies, Inc.	11	681
RBC Bearings, Inc.*	7	680
Vishay Intertechnology, Inc.	41	674
Moog, Inc. — Class A*	10	674
II-VI, Inc.*	18	649
Hillenbrand, Inc.	18	645
MSA Safety, Inc.	9	636
Worthington Industries, Inc.	14	631
Knight Transportation, Inc.	20	627
Trex Company, Inc.*	9	624
Itron, Inc.*	10	606
Franklin Electric Company, Inc.	14	603
Granite Construction, Inc.	12	602
KapStone Paper and Packaging Corp.	26	600
Universal Forest Products, Inc.	6	591
Mueller Industries, Inc.	17	582
Plexus Corp.*	10	578
Rexnord Corp.*	25	577
TopBuild Corp.*	12	564
Simpson Manufacturing Company, Inc.	13	560
Mueller Water Products, Inc. — Class A	47	555
Brady Corp. — Class A	14	541
Trinseo S.A.	8	536
Apogee Enterprises, Inc.	9	536
Headwaters, Inc.*	22	516
Knowles Corp.*	27	512
Methode Electronics, Inc.	11	502
Watts Water Technologies, Inc. — Class A	8	499
EnPro Industries, Inc.	7	498
Benchmark Electronics, Inc.*	15	477
Exponent, Inc.	8	476
AZZ, Inc.	8	476
Actuant Corp. — Class A	18	474
Swift Transportation Co. — Class A*	23	472
ESCO Technologies, Inc.	8	465
Hub Group, Inc. — Class A*	10	464
Fabrinet*	11	462
Greif, Inc. — Class A	8	440
Rogers Corp.*	5	429
Forward Air Corp.	9	428
AAON, Inc.	12	424
Cubic Corp.	8	422
Albany International Corp. — Class A	9	415
Matson, Inc.	13	413
Gibraltar Industries, Inc.*	10	412
Comfort Systems USA, Inc.	11	403
Standex International Corp.	4	401
Aerojet Rocketdyne Holdings, Inc.*	18	391
Atlas Air Worldwide Holdings, Inc.*	7	388
Triumph Group, Inc.	15	386
Kaman Corp.	8	385
SPX FLOW, Inc.*	11	381
Builders FirstSource, Inc.*	25	373
Astec Industries, Inc.	6	369
Werner Enterprises, Inc.	14	367
OSI Systems, Inc.*	5	365
TASER International, Inc.*	16	365
Tennant Co.	5	363
Proto Labs, Inc.*	7	358
TTM Technologies, Inc.*	22	355
Saia, Inc.*	8	354
Tutor Perini Corp.*	11	350
Greenbrier Companies, Inc.	8	345
American Outdoor Brands Corp.*,1	17	337
AAR Corp.	10	336
Badger Meter, Inc.	9	331

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Industrial - 3.0% (continued)
US Ecology, Inc.	7	$328
Sturm Ruger & Company, Inc.[1]	6	321
Boise Cascade Co.*	12	320
Raven Industries, Inc.	11	320
SPX Corp.*	13	315
Chart Industries, Inc.*	9	314
Altra Industrial Motion Corp.	8	312
Harsco Corp.*	24	306
CIRCOR International, Inc.	5	297
Briggs & Stratton Corp.	13	292
TriMas Corp.*	14	291
Multi-Color Corp.	4	284
Patrick Industries, Inc.*	4	284
Applied Optoelectronics, Inc.*	5	281
Heartland Express, Inc.	14	281
Primoris Services Corp.	12	279
Encore Wire Corp.	6	276
GoPro, Inc. — Class A*,1	31	270
Continental Building Products, Inc.*	11	270
General Cable Corp.	15	269
Lydall, Inc.*	5	268
Novanta, Inc.*	10	266
Argan, Inc.	4	265
Ship Finance International Ltd.	18	265
Lindsay Corp.	3	264
JELD-WEN Holding, Inc.*	8	263
US Concrete, Inc.*	4	258
Caesarstone Ltd.*	7	254
Sun Hydraulics Corp.	7	253
Aegion Corp. — Class A*	11	252
Federal Signal Corp.	18	249
Nordic American Tankers Ltd.[1]	30	245
Advanced Drainage Systems, Inc.	11	241
Air Transport Services Group, Inc.*	15	241
AVX Corp.	14	229
Alamo Group, Inc.	3	229
TimkenSteel Corp.*	12	227
Manitowoc Company, Inc.*	39	222
Scorpio Tankers, Inc.	50	222
Griffon Corp.	9	222
Global Brass & Copper Holdings, Inc.	6	206
MYR Group, Inc.*	5	205
Quanex Building Products Corp.	10	203
NN, Inc.	8	202
Echo Global Logistics, Inc.*	9	192
CTS Corp.	9	192
Chase Corp.	2	191
Astronics Corp.*	6	190
DXP Enterprises, Inc.*	5	189
GasLog Ltd.	12	184
ArcBest Corp.	7	182
Insteel Industries, Inc.	5	181
FARO Technologies, Inc.*	5	179
Kadant, Inc.	3	178
Casella Waste Systems, Inc. — Class A*	12	170
Hyster-Yale Materials Handling, Inc.	3	169
Aerovironment, Inc.*	6	168
Marten Transport Ltd.	7	164
Advanced Disposal Services, Inc.*	7	158
Gorman-Rupp Co.	5	157
Scorpio Bulkers, Inc.*	17	156
Kimball Electronics, Inc.*	9	153
Haynes International, Inc.	4	152
PGT Innovations, Inc.*	14	151
Columbus McKinnon Corp.	6	149
Stoneridge, Inc.*	8	145
Frontline Ltd.	21	142
Tredegar Corp.	8	140
Ply Gem Holdings, Inc.*	7	138
Teekay Corp.	15	137
NCI Building Systems, Inc.*	8	137
Kratos Defense & Security Solutions, Inc.*	17	132
Babcock & Wilcox Enterprises, Inc.*	14	131
Greif, Inc. — Class B	2	131
Armstrong Flooring, Inc.*	7	129
DHT Holdings, Inc.	28	125
Mesa Laboratories, Inc.	1	123
VSE Corp.	3	122
Forterra, Inc.*	6	117
Myers Industries, Inc.	7	111
YRC Worldwide, Inc.*	10	110
Park-Ohio Holdings Corp.	3	108
Multi Packaging Solutions International Ltd.*	6	108
Park Electrochemical Corp.	6	107
Mistras Group, Inc.*	5	107
Atkore International Group, Inc.*	4	105
TRC Companies, Inc.*	6	105
Powell Industries, Inc.	3	103
National Presto Industries, Inc.	1	102
GP Strategies Corp.*	4	101
International Seaways, Inc.*	5	96
Control4 Corp.*	6	95
CECO Environmental Corp.	9	95
Ducommun, Inc.*	3	86
Energy Recovery, Inc.*	10	83
NVE Corp.	1	83
American Railcar Industries, Inc.[1]	2	82
Vicor Corp.*	5	81
Aqua Metals, Inc.*,1	4	78
Bel Fuse, Inc. — Class B	3	77
Covenant Transportation Group, Inc. — Class A*	4	76
NV5 Global, Inc.*	2	75
Milacron Holdings Corp.*	4	74
Dorian LPG Ltd.*	7	74
Ardmore Shipping Corp.[1]	9	72
Teekay Tankers Ltd. — Class A	35	72
LSI Industries, Inc.	7	71

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Industrial - 3.0% (continued)
Graham Corp.	3	$69
Gener8 Maritime, Inc.*	12	68
Vishay Precision Group, Inc.*	4	63
Sparton Corp.*	3	63
Energous Corp.*	4	62
Hurco Companies, Inc.	2	62
Roadrunner Transportation Systems, Inc.*	9	62
Costamare, Inc.	9	60
Orion Group Holdings, Inc.*	8	60
ZAGG, Inc.*	8	58
LSB Industries, Inc.*,1	6	56
Electro Scientific Industries, Inc.*	8	56
Olympic Steel, Inc.	3	56
Radiant Logistics, Inc.*	11	55
Heritage-Crystal Clean, Inc.*	4	55
Celadon Group, Inc.	8	52
UFP Technologies, Inc.*	2	52
Fluidigm Corp.*	9	51
FreightCar America, Inc.	4	50
Omega Flex, Inc.	1	48
Overseas Shipholding Group, Inc. — Class A	12	46
Hardinge, Inc.	4	45
Lawson Products, Inc.*	2	45
Hornbeck Offshore Services, Inc.*,1	10	44
Layne Christensen Co.*	5	44
Universal Logistics Holdings, Inc.	3	43
Ampco-Pittsburgh Corp.	3	42
Hill International, Inc.*	10	42
Navios Maritime Acquisition Corp.	24	41
Allied Motion Technologies, Inc.	2	40
IES Holdings, Inc.*	2	36
Gencor Industries, Inc.*	2	30
American Superconductor Corp.*	4	27
Handy & Harman Ltd.*	1	27
Willis Lease Finance Corp.*	1	22
NL Industries, Inc.*	3	19
PAM Transportation Services, Inc.*	1	16
Tidewater, Inc.*	14	16
USA Truck, Inc.*	2	15
Power Solutions International, Inc.*	1	10
Total Industrial		80,919
Consumer, Cyclical - 2.4%
Jack in the Box, Inc.	10	1,016
Tenneco, Inc.	16	998
Cracker Barrel Old Country Store, Inc.[1]	6	955
Texas Roadhouse, Inc. — Class A	20	890
Cheesecake Factory, Inc.	14	887
Beacon Roofing Supply, Inc.*	18	884
Dana, Inc.	45	869
Buffalo Wild Wings, Inc.*	5	764
Cooper Tire & Rubber Co.	17	754
Hawaiian Holdings, Inc.*	16	743
Steven Madden Ltd.*	19	732
Office Depot, Inc.	156	728
Wolverine World Wide, Inc.	29	724
Children's Place, Inc.[1]	6	719
American Eagle Outfitters, Inc.	51	715
Anixter International, Inc.*	9	713
ILG, Inc.	34	712
UniFirst Corp.	5	707
Marriott Vacations Worldwide Corp.	7	700
LCI Industries	7	699
Five Below, Inc.*	16	693
FirstCash, Inc.	14	688
Big Lots, Inc.	14	681
Dave & Buster's Entertainment, Inc.*	11	672
Dorman Products, Inc.*	8	657
HNI Corp.	14	644
Allegiant Travel Co. — Class A	4	641
Papa John's International, Inc.	8	640
Churchill Downs, Inc.	4	636
Bloomin' Brands, Inc.	32	631
IMAX Corp.*	18	612
Lithia Motors, Inc. — Class A	7	600
Deckers Outdoor Corp.*	10	597
Chico's FAS, Inc.	40	567
Herman Miller, Inc.	18	568
TRI Pointe Group, Inc.*	45	563
RH*,1	12	555
PriceSmart, Inc.	6	553
Boyd Gaming Corp.*	25	550
iRobot Corp.*	8	529
SkyWest, Inc.	15	514
AMC Entertainment Holdings, Inc. — Class A	16	503
KB Home	25	497
Columbia Sportswear Co.	8	470
Group 1 Automotive, Inc.	6	444
Cooper-Standard Holdings, Inc.*	4	444
Meritage Homes Corp.*	12	442
Core-Mark Holding Company, Inc.	14	436
Steelcase, Inc. — Class A	26	436
American Axle & Manufacturing Holdings, Inc.*	23	432
Gentherm, Inc.*	11	432
Meritor, Inc.*	25	428
Penn National Gaming, Inc.*	23	424
Wabash National Corp.	20	414
DSW, Inc. — Class A	20	414
La-Z-Boy, Inc.	15	405
Mobile Mini, Inc.	13	396
MDC Holdings, Inc.	13	391
Bob Evans Farms, Inc.	6	389
BMC Stock Holdings, Inc.*	17	384
Interface, Inc. — Class A	20	381

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Cyclical - 2.4% (continued)
Scientific Games Corp. — Class A*	16	$379
Navistar International Corp.*	15	369
American Woodmark Corp.*	4	367
SeaWorld Entertainment, Inc.	20	365
Asbury Automotive Group, Inc.*	6	361
Knoll, Inc.	15	357
La Quinta Holdings, Inc.*	26	352
Cavco Industries, Inc.*	3	349
Standard Motor Products, Inc.	7	344
Caleres, Inc.	13	343
HSN, Inc.	9	334
Genesco, Inc.*	6	333
Pinnacle Entertainment, Inc.*	17	331
Sonic Corp.	13	330
Select Comfort Corp.*	13	322
Callaway Golf Co.	29	321
ClubCorp Holdings, Inc.	20	321
Installed Building Products, Inc.*	6	317
ScanSource, Inc.*	8	314
Liberty TripAdvisor Holdings, Inc. — Class A*	22	310
Triton International Ltd.	12	309
Belmond Ltd. — Class A*	25	303
Rush Enterprises, Inc. — Class A*	9	298
International Speedway Corp. — Class A	8	296
Oxford Industries, Inc.	5	286
G-III Apparel Group Ltd.*	13	285
Denny's Corp.*	23	285
BJ's Restaurants, Inc.*	7	283
Universal Electronics, Inc.*	4	274
DineEquity, Inc.	5	272
Taylor Morrison Home Corp. — Class A*	12	256
Abercrombie & Fitch Co. — Class A	21	251
H&E Equipment Services, Inc.	10	245
National CineMedia, Inc.	19	240
Winnebago Industries, Inc.	8	234
Red Robin Gourmet Burgers, Inc.*	4	234
Fossil Group, Inc.*	13	227
Tailored Brands, Inc.	15	224
Ascena Retail Group, Inc.*	52	222
AdvancePierre Foods Holdings, Inc.	7	218
Caesars Acquisition Co. — Class A*	14	216
Douglas Dynamics, Inc.	7	215
Ethan Allen Interiors, Inc.	7	215
Guess?, Inc.	19	212
Isle of Capri Casinos, Inc.*	8	211
Express, Inc.*	23	210
Hibbett Sports, Inc.*	7	206
Superior Industries International, Inc.	8	203
Ollie's Bargain Outlet Holdings, Inc.*	6	201
Fox Factory Holding Corp.*	7	201
Red Rock Resorts, Inc. — Class A	9	200
Wesco Aircraft Holdings, Inc.*	17	194
SiteOne Landscape Supply, Inc.*	4	194
Fiesta Restaurant Group, Inc.*	8	194
Marcus Corp.	6	193
Tile Shop Holdings, Inc.	10	193
Finish Line, Inc. — Class A	13	185
Motorcar Parts of America, Inc.*	6	184
Francesca's Holdings Corp.*	12	184
Kimball International, Inc. — Class B	11	182
Ruth's Hospitality Group, Inc.	9	180
Pier 1 Imports, Inc.[1]	25	179
Barnes & Noble, Inc.	19	176
Cato Corp. — Class A	8	176
M/I Homes, Inc.*	7	172
Modine Manufacturing Co.*	14	171
Eldorado Resorts, Inc.*	9	170
LGI Homes, Inc.*,1	5	170
Lumber Liquidators Holdings, Inc.*,1	8	168
Buckle, Inc.	9	167
Shake Shack, Inc. — Class A*	5	167
Essendant, Inc.	11	167
Nautilus, Inc.*	9	164
Tower International, Inc.	6	163
Caesars Entertainment Corp.*	17	162
Sonic Automotive, Inc. — Class A	8	160
Crocs, Inc.*	22	156
GNC Holdings, Inc. — Class A1	21	155
Planet Fitness, Inc. — Class A	8	154
MarineMax, Inc.*	7	152
Chuy's Holdings, Inc.*	5	149
Haverty Furniture Companies, Inc.	6	146
William Lyon Homes — Class A*	7	144
Fred's, Inc. — Class A1	11	144
Unifi, Inc.*	5	142
Carrols Restaurant Group, Inc.*	10	142
Wingstop, Inc.[1]	5	141
Vitamin Shoppe, Inc.*,1	7	141
Titan International, Inc.	13	134
Camping World Holdings, Inc. — Class A	4	129
Regis Corp.*	11	129
Century Communities, Inc.*	5	127
Del Frisco's Restaurant Group, Inc.*	7	126
Intrawest Resorts Holdings, Inc.*	5	125
Movado Group, Inc.	5	125
EZCORP, Inc. — Class A*	15	122
Beazer Homes USA, Inc.*	10	121
Acushnet Holdings Corp.*	7	121
PetMed Express, Inc.	6	121

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Consumer, Cyclical - 2.4% (continued)
Barnes & Noble Education, Inc.*	12	$115
Metaldyne Performance Group, Inc.	5	114
Winmark Corp.	1	113
Party City Holdco, Inc.*	8	112
Malibu Boats, Inc. — Class A*	5	112
Zoe's Kitchen, Inc.*	6	111
REV Group, Inc.*	4	110
Daktronics, Inc.	11	104
Veritiv Corp.*	2	104
Libbey, Inc.	7	102
Flexsteel Industries, Inc.	2	101
Shoe Carnival, Inc.	4	98
PICO Holdings, Inc.*	7	98
Iconix Brand Group, Inc.*	13	98
Potbelly Corp.*	7	97
Horizon Global Corp.*	7	97
Culp, Inc.	3	94
Hooker Furniture Corp.	3	93
Del Taco Restaurants, Inc.*	7	93
Eros International plc*,1	9	93
Zumiez, Inc.*	5	92
PC Connection, Inc.	3	89
Monarch Casino & Resort, Inc.*	3	89
Perry Ellis International, Inc.*	4	86
Hovnanian Enterprises, Inc. — Class A*	37	84
Supreme Industries, Inc. — Class A	4	82
Bassett Furniture Industries, Inc.	3	81
Spartan Motors, Inc.	10	80
Miller Industries, Inc.	3	79
Reading International, Inc. — Class A*	5	78
Freshpet, Inc.*,1	7	77
Titan Machinery, Inc.*	5	77
Big 5 Sporting Goods Corp.	5	76
Speedway Motorsports, Inc.	4	75
America's Car-Mart, Inc.*	2	73
El Pollo Loco Holdings, Inc.*	6	72
Habit Restaurants, Inc. — Class A*	4	71
GMS, Inc.*	2	70
NACCO Industries, Inc. — Class A	1	70
Green Brick Partners, Inc.*	7	70
Citi Trends, Inc.[1]	4	68
AV Homes, Inc.*	4	66
Duluth Holdings, Inc. — Class B*,1	3	64
Nathan's Famous, Inc.*	1	63
Rush Enterprises, Inc. — Class B*	2	62
Bojangles', Inc.*	3	62
Lifetime Brands, Inc.	3	60
West Marine, Inc.*	6	57
Weyco Group, Inc.	2	56
Vera Bradley, Inc.*	6	56
Conn's, Inc.*	6	53
Tuesday Morning Corp.*	14	53
Ruby Tuesday, Inc.*	18	51
Kirkland's, Inc.*	4	50
Sequential Brands Group, Inc.*	12	47
At Home Group, Inc.*	3	45
Century Casinos, Inc.*	6	45
New Home Company, Inc.*	4	42
J Alexander's Holdings, Inc.*	4	40
Golden Entertainment, Inc.	3	40
Boot Barn Holdings, Inc.*	4	40
Escalade, Inc.	3	38
Sportsman's Warehouse Holdings, Inc.*	8	38
Superior Uniform Group, Inc.	2	37
Johnson Outdoors, Inc. — Class A	1	37
Jamba, Inc.*	4	36
Tilly's, Inc. — Class A	4	36
Lindblad Expeditions Holdings, Inc.*	4	36
Build-A-Bear Workshop, Inc. — Class A*	4	35
Delta Apparel, Inc.*	2	35
Red Lion Hotels Corp.*	5	35
Sears Holdings Corp.*,1	3	34
Blue Bird Corp.*	2	34
Systemax, Inc.	3	33
Marine Products Corp.	3	33
Fogo De Chao, Inc.*	2	33
MCBC Holdings, Inc.	2	32
Destination XL Group, Inc.*	11	31
Strattec Security Corp.	1	28
JAKKS Pacific, Inc.*	5	28
Stein Mart, Inc.	9	27
Empire Resorts, Inc.*	1	24
Unique Fabricating, Inc.	2	24
Container Store Group, Inc.*	5	21
Stage Stores, Inc.[1]	8	21
UCP, Inc. — Class A*	2	20
Gaia, Inc.*	2	20
Luby's, Inc.*	6	19
Noodles & Co.*	3	17
Kona Grill, Inc.*	2	13
Sears Hometown and Outlet Stores, Inc.*	3	12
Vince Holding Corp.*	7	11
Workhorse Group, Inc.*	4	11
Total Consumer, Cyclical		64,813
Technology - 2.2%
Advanced Micro Devices, Inc.*	229	3,356
Microsemi Corp.*	35	1,803
Take-Two Interactive Software, Inc.*	29	1,719
Cavium, Inc.*	20	1,433
Aspen Technology, Inc.*	24	1,414
MAXIMUS, Inc.	19	1,181
j2 Global, Inc.	14	1,174
Fair Isaac Corp.	9	1,161
Cirrus Logic, Inc.*	19	1,154
EPAM Systems, Inc.*	15	1,132

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Technology - 2.2% (continued)
Monolithic Power Systems, Inc.	12	$1,105
MKS Instruments, Inc.	16	1,101
Blackbaud, Inc.	14	1,073
NetScout Systems, Inc.*	27	1,025
Entegris, Inc.*	43	1,006
Medidata Solutions, Inc.*	17	981
Integrated Device Technology, Inc.*	41	970
Science Applications International Corp.	13	967
Silicon Laboratories, Inc.*	13	956
Verint Systems, Inc.*	19	825
CACI International, Inc. — Class A*	7	821
Lumentum Holdings, Inc.*	15	800
ACI Worldwide, Inc.*	35	748
Paycom Software, Inc.*	13	748
Electronics for Imaging, Inc.*	14	684
Acxiom Corp.*	24	683
Semtech Corp.*	20	676
Diebold Nixdorf, Inc.	21	645
CommVault Systems, Inc.*	12	610
Inphi Corp.*	12	585
Cornerstone OnDemand, Inc.*	15	583
Convergys Corp.	27	571
MicroStrategy, Inc. — Class A*	3	563
RealPage, Inc.*	16	558
Ambarella, Inc.*	10	547
Mercury Systems, Inc.*	14	547
HubSpot, Inc.*	9	545
Synaptics, Inc.*	11	545
Cabot Microelectronics Corp.	7	536
NeuStar, Inc. — Class A*	16	530
Power Integrations, Inc.	8	526
Xperi Corp.	15	509
3D Systems Corp.*,1	33	494
Ebix, Inc.	8	490
MACOM Technology Solutions Holdings, Inc.*	10	483
Pegasystems, Inc.	11	482
MaxLinear, Inc. — Class A*	17	477
ExlService Holdings, Inc.*	10	474
Brooks Automation, Inc.	21	470
Insight Enterprises, Inc.*	11	452
Omnicell, Inc.*	11	447
2U, Inc.*	11	436
Progress Software Corp.	15	436
Rambus, Inc.*	33	434
Envestnet, Inc.*	13	420
Callidus Software, Inc.*	18	384
CSG Systems International, Inc.	10	378
BroadSoft, Inc.*	9	362
Veeco Instruments, Inc.*	12	358
Sykes Enterprises, Inc.*	12	353
Amkor Technology, Inc.*	30	348
Synchronoss Technologies, Inc.*	13	317
InvenSense, Inc. — Class A*	25	316
Stratasys Ltd.*,1	15	307
Super Micro Computer, Inc.*	12	304
Qualys, Inc.*	8	304
SPS Commerce, Inc.*	5	292
Globant S.A.*	8	291
Diodes, Inc.*	12	289
Bottomline Technologies de, Inc.*	12	284
MTS Systems Corp.	5	275
Cray, Inc.*	12	263
New Relic, Inc.*	7	259
Lattice Semiconductor Corp.*	36	249
FormFactor, Inc.*	21	249
Box, Inc. — Class A*	15	245
ManTech International Corp. — Class A	7	242
Virtusa Corp.*	8	242
Monotype Imaging Holdings, Inc.	12	241
Nimble Storage, Inc.*	19	238
Quality Systems, Inc.*	15	228
Photronics, Inc.*	20	214
Nanometrics, Inc.*	7	213
CEVA, Inc.*	6	213
Unisys Corp.*	15	209
Ultratech, Inc.*	7	207
Pure Storage, Inc. — Class A*,1	21	206
Rudolph Technologies, Inc.*	9	202
Vocera Communications, Inc.*	8	199
PROS Holdings, Inc.*	8	194
PDF Solutions, Inc.*	8	181
Axcelis Technologies, Inc.*	9	169
Ultra Clean Holdings, Inc.*	10	169
Syntel, Inc.	10	168
Cotiviti Holdings, Inc.*	4	167
Five9, Inc.*,1	10	165
Barracuda Networks, Inc.*	7	162
Exar Corp.*	12	156
Actua Corp.*	11	155
TeleTech Holdings, Inc.	5	148
Cohu, Inc.	8	148
Engility Holdings, Inc.*	5	145
Xcerra Corp.*	16	142
Hortonworks, Inc.*	13	128
Silver Spring Networks, Inc.*	11	124
KEYW Holding Corp.*	13	123
InnerWorkings, Inc.*	12	120
IXYS Corp.	8	116
Benefitfocus, Inc.*,1	4	112
Evolent Health, Inc. — Class A*	5	112
MINDBODY, Inc. — Class A*	4	110
LivePerson, Inc.*	16	110
Workiva, Inc.*	7	110
Bazaarvoice, Inc.*	25	108
Alpha & Omega Semiconductor Ltd.*	6	103
Carbonite, Inc.*	5	102
Varonis Systems, Inc.*	3	95
Digi International, Inc.*	8	95
Sapiens International Corporation N.V.	7	90
Blackline, Inc.*	3	89
DSP Group, Inc.*	7	84

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Technology - 2.2% (continued)
Computer Programs & Systems, Inc.[1]	3	$84
QAD, Inc. — Class A	3	83
Xactly Corp.*	7	83
American Software, Inc. — Class A	8	82
Digimarc Corp.*	3	81
Brightcove, Inc.*	9	80
Immersion Corp.*	9	78
Kopin Corp.*	19	78
Jive Software, Inc.*	18	77
Model N, Inc.*	7	73
EMCORE Corp.	8	72
Glu Mobile, Inc.*	31	70
Instructure, Inc.*	3	70
Sigma Designs, Inc.*	11	69
pdvWireless, Inc.*	3	66
MobileIron, Inc.*	14	61
Impinj, Inc.*,1	2	61
Mitek Systems, Inc.*	9	60
Rosetta Stone, Inc.*	6	59
Maxwell Technologies, Inc.*	10	58
Eastman Kodak Co.*	5	58
GigPeak, Inc.*	18	55
Appfolio, Inc. — Class A*	2	54
Planet Payment, Inc.*	13	52
Exa Corp.*	4	51
DMC Global, Inc.	4	50
Park City Group, Inc.*	4	49
Agilysys, Inc.*	5	47
USA Technologies, Inc.*	11	47
Avid Technology, Inc.*	10	47
Radisys Corp.*	11	44
Castlight Health, Inc. — Class B*	12	44
Tangoe, Inc.*	8	42
Guidance Software, Inc.*	7	41
Amber Road, Inc.*	5	39
ExOne Co.*,1	3	31
NCI, Inc. — Class A*	2	30
Cogint, Inc.*	5	23
ALJ Regional Holdings, Inc.*	6	22
SecureWorks Corp. — Class A*	2	19
Majesco*	2	10
NantHealth, Inc.*	2	10
Total Technology		60,882
Communications - 1.3%
LogMeIn, Inc.	16	1,560
ViaSat, Inc.*	16	1,022
Ciena Corp.*	42	992
InterDigital, Inc.	11	949
Nexstar Media Group, Inc. — Class A	13	912
Finisar Corp.*	33	902
Proofpoint, Inc.*	12	892
Sinclair Broadcast Group, Inc. — Class A	20	810
GrubHub, Inc.*,1	24	790
Viavi Solutions, Inc.*	71	761
Meredith Corp.	11	710
Zendesk, Inc.*	25	700
TiVo Corp.	36	675
DigitalGlobe, Inc.*	19	621
Time, Inc.	31	600
Stamps.com, Inc.*,1	5	593
WebMD Health Corp. — Class A*	11	579
Cogent Communications Holdings, Inc.	13	560
New York Times Co. — Class A	38	547
Plantronics, Inc.	10	541
ePlus, Inc.*	4	540
RingCentral, Inc. — Class A*	18	509
NETGEAR, Inc.*	10	496
Shutterfly, Inc.*	10	482
Liberty Media Corporation-Liberty Formula One — Class C*	14	478
Infinera Corp.*	43	440
EW Scripps Co. — Class A*	18	422
MSG Networks, Inc. — Class A*	18	420
8x8, Inc.*	27	412
Wayfair, Inc. — Class A*,1	10	405
Ubiquiti Networks, Inc.*	8	402
Shenandoah Telecommunications Co.	14	393
Houghton Mifflin Harcourt Co.*	38	385
NIC, Inc.	19	383
Ixia*	19	373
Imperva, Inc.*	9	369
Vonage Holdings Corp.*	58	366
Gigamon, Inc.*	10	356
Consolidated Communications Holdings, Inc.[1]	15	351
Scholastic Corp.	8	341
Etsy, Inc.*	32	340
Oclaro, Inc.*	34	334
West Corp.	13	317
ADTRAN, Inc.	15	311
Gannett Company, Inc.	36	302
Windstream Holdings, Inc.	55	300
Q2 Holdings, Inc.*	8	279
Gray Television, Inc.*	19	276
Web.com Group, Inc.*	13	251
Shutterstock, Inc.*,1	6	248
TrueCar, Inc.*,1	16	248
World Wrestling Entertainment, Inc. — Class A	11	244
Iridium Communications, Inc.*,1	25	241
Liberty Media Corporation-Liberty Braves — Class C*	10	237
Extreme Networks, Inc.*	31	233
Cincinnati Bell, Inc.*	13	230
Liberty Media Corporation-Liberty Media — Class A*	7	229
ATN International, Inc.	3	211
Blucora, Inc.*	12	208
Chegg, Inc.*,1	24	203
New Media Investment Group, Inc.	14	199
GTT Communications, Inc.*	8	195
HealthStream, Inc.*	8	194

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Communications - 1.3% (continued)
Globalstar, Inc.*	121	$193
ORBCOMM, Inc.*	20	191
Perficient, Inc.*	11	191
Gogo, Inc.*	17	187
CalAmp Corp.*	11	185
Quotient Technology, Inc.*	19	181
General Communication, Inc. — Class A*	8	166
Loral Space & Communications, Inc.*	4	158
MDC Partners, Inc. — Class A	16	150
Boingo Wireless, Inc.*	11	143
Endurance International Group Holdings, Inc.*	18	141
XO Group, Inc.*	8	138
Harmonic, Inc.*	23	137
Bankrate, Inc.*	14	135
Entravision Communications Corp. — Class A	20	124
ShoreTel, Inc.*	20	124
VASCO Data Security International, Inc.*	9	122
A10 Networks, Inc.*	13	119
Acacia Communications, Inc.*,1	2	117
Entercom Communications Corp. — Class A	8	114
Spok Holdings, Inc.	6	114
Trade Desk, Inc. — Class A*	3	112
tronc, Inc.*	8	111
Straight Path Communications, Inc. — Class B*,1	3	107
Lands' End, Inc.*	5	107
Lumos Networks Corp.*	6	106
Comtech Telecommunications Corp.	7	103
FTD Companies, Inc.*	5	101
FairPoint Communications, Inc.*	6	100
Silicom Ltd.	2	99
RetailMeNot, Inc.*	12	97
Calix, Inc.*	13	94
Sonus Networks, Inc.*	14	92
Rapid7, Inc.*	6	90
Telenav, Inc.*	10	87
RigNet, Inc.*	4	86
1-800-Flowers.com, Inc. — Class A*	8	82
NeoPhotonics Corp.*	9	81
ChannelAdvisor Corp.*	7	78
Zix Corp.*	16	77
MeetMe, Inc.*	13	77
Liberty Media Corporation - Liberty Braves — Class A*	3	72
Central European Media Enterprises Ltd. — Class A*	23	71
Overstock.com, Inc.*	4	69
Angie's List, Inc.*	12	68
Rubicon Project, Inc.*	11	65
Liquidity Services, Inc.*	8	64
IDT Corp. — Class B	5	64
HC2 Holdings, Inc.*	10	62
DHI Group, Inc.*	15	59
Limelight Networks, Inc.*	22	56
Reis, Inc.	3	54
Preformed Line Products Co.	1	52
Saga Communications, Inc. — Class A	1	51
Clearfield, Inc.*	3	49
Hawaiian Telcom Holdco, Inc.*	2	46
TechTarget, Inc.*	5	45
Black Box Corp.	5	45
Global Eagle Entertainment, Inc.*	14	45
QuinStreet, Inc.*	11	43
KVH Industries, Inc.*	5	42
Intelsat S.A.*	10	42
Rightside Group Ltd.*	4	40
Autobytel, Inc.*	3	38
Townsquare Media, Inc. — Class A*	3	37
VirnetX Holding Corp.*,1	15	35
RealNetworks, Inc.*	7	34
Aerohive Networks, Inc.*	7	29
Marchex, Inc. — Class B*	10	27
Hemisphere Media Group, Inc.*	2	24
Radio One, Inc. — Class D*	7	23
Salem Media Group, Inc. — Class A	3	22
Corindus Vascular Robotics, Inc.*	17	22
NII Holdings, Inc.*	16	21
Numerex Corp. — Class A*	4	19
Global Sources Ltd.*	2	17
Total Communications		36,438
Basic Materials - 0.9%
Chemours Co.	56	2,155
Olin Corp.	50	1,644
Sensient Technologies Corp.	14	1,109
US Silica Holdings, Inc.	23	1,104
PolyOne Corp.	25	852
Minerals Technologies, Inc.	11	843
Balchem Corp.	10	824
Ingevity Corp.*	13	791
HB Fuller Co.	15	773
GCP Applied Technologies, Inc.*	22	718
Cliffs Natural Resources, Inc.*	85	698
AK Steel Holding Corp.*	95	683
Commercial Metals Co.	35	670
Stillwater Mining Co.*	37	639
Chemtura Corp.*	19	635
Hecla Mining Co.	116	614
Allegheny Technologies, Inc.	33	593
Quaker Chemical Corp.	4	527
Carpenter Technology Corp.	14	522
Stepan Co.	6	473
Innospec, Inc.	7	453
Coeur Mining, Inc.*	55	444
Kaiser Aluminum Corp.	5	400
Univar, Inc.*	13	399
Ferro Corp.*	25	380

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Basic Materials - 0.9% (continued)
Neenah Paper, Inc.	5	$373
Schweitzer-Mauduit International, Inc.	9	373
Tronox Ltd. — Class A	20	369
Innophos Holdings, Inc.	6	324
A. Schulman, Inc.	9	283
PH Glatfelter Co.	13	283
Clearwater Paper Corp.*	5	280
Kraton Corp.*	9	278
Koppers Holdings, Inc.*	6	254
Deltic Timber Corp.	3	234
Calgon Carbon Corp.	15	219
Ferroglobe plc	20	207
Fairmount Santrol Holdings, Inc.*	28	205
Materion Corp.	6	201
Century Aluminum Co.*	15	190
Rayonier Advanced Materials, Inc.	13	175
Schnitzer Steel Industries, Inc. — Class A	8	165
American Vanguard Corp.	9	149
Hawkins, Inc.	3	147
CSW Industrials, Inc.*	4	147
Aceto Corp.	9	142
KMG Chemicals, Inc.	3	138
OMNOVA Solutions, Inc.*	13	129
Kronos Worldwide, Inc.	7	115
Landec Corp.*	8	96
United States Lime & Minerals, Inc.	1	79
Oil-Dri Corporation of America	2	75
Orchids Paper Products Co.[1]	3	72
Gold Resource Corp.	15	68
Ryerson Holding Corp.*	4	50
Codexis, Inc.*	10	48
AgroFresh Solutions, Inc.*	7	31
Valhi, Inc.	8	26
Total Basic Materials		24,868
Utilities - 0.7%
IDACORP, Inc.	15	1,243
WGL Holdings, Inc.	15	1,237
Portland General Electric Co.	27	1,199
Southwest Gas Holdings, Inc.	14	1,160
ONE Gas, Inc.	16	1,082
Black Hills Corp.	16	1,064
New Jersey Resources Corp.	26	1,030
ALLETE, Inc.	15	1,016
Spire, Inc.	14	945
PNM Resources, Inc.	24	888
NorthWestern Corp.	15	881
South Jersey Industries, Inc.	24	856
Avista Corp.	19	742
MGE Energy, Inc.	11	715
Ormat Technologies, Inc.	12	686
El Paso Electric Co.	12	606
California Water Service Group	15	539
American States Water Co.	11	487
Northwest Natural Gas Co.	8	473
Otter Tail Corp.	12	455
Atlantica Yield plc	18	377
Chesapeake Utilities Corp.	5	346
NRG Yield, Inc. — Class C	19	336
Dynegy, Inc.*	35	275
SJW Group	5	241
NRG Yield, Inc. — Class A	11	191
Middlesex Water Co.	5	185
Unitil Corp.	4	180
Connecticut Water Service, Inc.	3	159
York Water Co.	4	140
Atlantic Power Corp.*	35	93
Artesian Resources Corp. — Class A	2	65
Delta Natural Gas Company, Inc.	2	61
EnerNOC, Inc.*	8	48
Consolidated Water Company Ltd.	4	47
Ameresco, Inc. — Class A*	6	39
Spark Energy, Inc. — Class A	1	32
Genie Energy Ltd. — Class B	4	29
Global Water Resources, Inc.	2	17
Total Utilities		20,165
Energy - 0.7%
RSP Permian, Inc.*	30	1,242
PDC Energy, Inc.*	17	1,060
Oasis Petroleum, Inc.*	71	1,012
Western Refining, Inc.	24	842
Callon Petroleum Co.*	56	737
SemGroup Corp. — Class A	20	720
Matador Resources Co.*	27	643
Carrizo Oil & Gas, Inc.*	19	545
NOW, Inc.*	32	543
Oil States International, Inc.*	16	530
MRC Global, Inc.*	28	513
McDermott International, Inc.*	73	493
SRC Energy, Inc.*	56	473
Delek US Holdings, Inc.	19	461
Pattern Energy Group, Inc.	20	403
Forum Energy Technologies, Inc.*	18	373
Unit Corp.*	15	362
SEACOR Holdings, Inc.*	5	346
TerraForm Power, Inc. — Class A*	27	334
Helix Energy Solutions Group, Inc.*	42	326
Exterran Corp.*	10	315
Denbury Resources, Inc.*	107	276
Green Plains, Inc.	11	272
Clayton Williams Energy, Inc.*	2	264
Archrock, Inc.	21	260
Atwood Oceanics, Inc.*,1	23	219
Flotek Industries, Inc.*	17	217
Thermon Group Holdings, Inc.*	10	208
Newpark Resources, Inc.*	25	203
Sanchez Energy Corp.*,1	20	191
Seadrill Ltd.*	115	190
REX American Resources Corp.*	2	181
SunCoke Energy, Inc.*	20	179

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 21.1% (continued)
Energy - 0.7% (continued)
Bristow Group, Inc.	10	$152
California Resources Corp.*	10	150
Par Pacific Holdings, Inc.*	9	149
Ring Energy, Inc.*	13	141
TETRA Technologies, Inc.*	34	138
TerraForm Global, Inc. — Class A*	28	134
Matrix Service Co.*	8	132
Jagged Peak Energy, Inc.*	10	130
Keane Group, Inc.*	9	129
Renewable Energy Group, Inc.*	12	125
Alon USA Energy, Inc.	10	122
FutureFuel Corp.	8	113
Tesco Corp.*	14	113
Natural Gas Services Group, Inc.*	4	104
Sunrun, Inc.*	19	103
CVR Energy, Inc.	5	100
Panhandle Oil and Gas, Inc. — Class A	5	96
Pioneer Energy Services Corp.*	23	92
CARBO Ceramics, Inc.*	7	91
Abraxas Petroleum Corp.*	44	89
Westmoreland Coal Co.*	6	87
Bill Barrett Corp.*	19	86
Plug Power, Inc.*	58	80
Era Group, Inc.*	6	80
Clean Energy Fuels Corp.*	29	74
Trecora Resources*	6	67
Cobalt International Energy, Inc.*	124	66
Geospace Technologies Corp.*	4	65
Parker Drilling Co.*	37	65
Pacific Ethanol, Inc.*	9	62
EP Energy Corp. — Class A*	12	57
Evolution Petroleum Corp.	7	56
Contango Oil & Gas Co.*	7	51
Independence Contract Drilling, Inc.*	9	50
Jones Energy, Inc. — Class A*	19	50
PHI, Inc.*	4	48
Eclipse Resources Corp.*	17	43
TPI Composites, Inc.*	2	38
Adams Resources & Energy, Inc.	1	37
Northern Oil and Gas, Inc.*	14	36
Willbros Group, Inc.*	13	36
Dawson Geophysical Co.*	6	33
W&T Offshore, Inc.*	11	30
EXCO Resources, Inc.*	42	26
Vivint Solar, Inc.*	7	20
FuelCell Energy, Inc.*	11	15
Earthstone Energy, Inc.*	1	13
Erin Energy Corp.*	4	10
Total Energy		18,717
Diversified - 0.0%**
HRG Group, Inc.*	36	696
Government - 0.0%**
Banco Latinoamericano de Comercio Exterior S.A. — Class E	9	250
Total Common Stocks
(Cost $435,550)		574,917

WARRANTS†† - 0.0%**
Imperial Holdings, Inc.
$10.75, 10/06/19	1	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%**
Tobira Therapeutics, Inc.
Expires 11/02/18	7	–
Trinity Place Holdings, Inc.
Expires 04/03/17	4	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	10	–
Dyax Corp.
Expires 01/25/18	106	–
Nexstar Media Group, Inc.
Expires 01/18/19	207	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 49.8%
Guggenheim Strategy Fund II2	27,301	682,527
Guggenheim Strategy Fund I2	26,753	670,170
Total Mutual Funds
(Cost $1,349,553)		1,352,697

	Face Amount
REPURCHASE AGREEMENT††,3 - 8.0%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[4]	$218,494	218,494
Total Repurchase Agreement
(Cost $218,494)		218,494

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.6%
First American Government Obligations Fund — Class Z, 0.61%[6]	15,940	15,940
Total Securities Lending Collateral
(Cost $15,940)		15,940
Total Investments - 79.5%
(Cost $2,019,537)		$2,162,048
Other Assets & Liabilities, net - 20.5%		556,515
Total Net Assets - 100.0%		$2,718,563

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $622,710)	9	$17,952

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas April 2017 Russell 2000 Index Swap 0.58%[7], Terminating 04/28/17 (Notional Value $2,508,426)	1,810	$52,962
Goldman Sachs International April 2017 Russell 2000 Index Swap 0.81%[7], Terminating 04/27/17 (Notional Value $208,502)	150	4,402
Barclays Bank plc April 2017 Russell 2000 Index Swap 0.81%[7], Terminating 04/28/17 (Notional Value $1,532,935)	1,106	3,884
(Total Notional Value $4,249,863)		$61,248

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	Repurchase Agreement — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of March 31, 2017.
[7]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2		Level 2 - Other*	Level 3		Total
Common Stocks	$574,917	$—	$—		$—	$—		$574,917
Equity Futures Contracts	—	17,952	—		—	—		17,952
Equity Index Swap Agreements	—	—	—		61,248	—		61,248
Mutual Funds	1,352,697	—	—		—	—		1,352,697
Repurchase Agreement	—	—	218,494		—	—		218,494
Rights	—	—	—		—	—	**	—	**
Securities Lending Collateral	15,940	—	—		—	—		15,940
Warrants	—	—	—	**	—	—		—	**
Total	$1,943,554	$17,952	$218,494		$61,248	$—		$2,241,248

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
** Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.9%
Consumer, Non-cyclical - 6.1%
Johnson & Johnson	1,413	$175,989
Procter & Gamble Co.	1,331	119,590
Pfizer, Inc.	3,099	106,017
Philip Morris International, Inc.	808	91,223
Merck & Company, Inc.	1,429	90,799
Coca-Cola Co.	2,012	85,389
PepsiCo, Inc.	743	83,112
UnitedHealth Group, Inc.	498	81,677
Altria Group, Inc.	1,010	72,134
Amgen, Inc.	383	62,839
Medtronic plc	713	57,439
AbbVie, Inc.	830	54,083
Celgene Corp.*	405	50,394
Bristol-Myers Squibb Co.	871	47,365
Gilead Sciences, Inc.	680	46,186
Eli Lilly & Co.	505	42,476
Allergan plc	175	41,811
Abbott Laboratories	900	39,969
Mondelez International, Inc. — Class A	795	34,249
Colgate-Palmolive Co.	460	33,667
Thermo Fisher Scientific, Inc.	203	31,181
Biogen, Inc.*	112	30,623
Kraft Heinz Co.	310	28,151
Danaher Corp.	317	27,113
Reynolds American, Inc.	430	27,099
PayPal Holdings, Inc.*	584	25,124
Kimberly-Clark Corp.	185	24,351
Automatic Data Processing, Inc.	234	23,958
Aetna, Inc.	182	23,214
Anthem, Inc.	137	22,657
Stryker Corp.	161	21,195
Express Scripts Holding Co.*	315	20,762
Becton Dickinson and Co.	111	20,362
Cigna Corp.	134	19,630
General Mills, Inc.	302	17,821
Boston Scientific Corp.*	710	17,658
S&P Global, Inc.	135	17,650
Ecolab, Inc.	137	17,172
McKesson Corp.	110	16,308
Humana, Inc.	77	15,873
Regeneron Pharmaceuticals, Inc.*	40	15,500
Constellation Brands, Inc. — Class A	90	14,586
Intuitive Surgical, Inc.*,1	19	14,563
Alexion Pharmaceuticals, Inc.*	117	14,185
Kroger Co.	481	14,184
Vertex Pharmaceuticals, Inc.*	129	14,106
Zoetis, Inc.	256	13,663
Archer-Daniels-Midland Co.	296	13,628
Sysco Corp.	259	13,447
Cardinal Health, Inc.	164	13,374
HCA Holdings, Inc.*	150	13,348
Baxter International, Inc.	253	13,121
Illumina, Inc.*	76	12,969
Zimmer Biomet Holdings, Inc.	105	12,822
Incyte Corp.*	91	12,164
Edwards Lifesciences Corp.*	110	10,348
Estee Lauder Cos., Inc. — Class A	116	9,836
Monster Beverage Corp.*	209	9,650
Moody's Corp.	86	9,635
Kellogg Co.	132	9,585
Mylan N.V.*	240	9,357
Dr Pepper Snapple Group, Inc.	95	9,302
Tyson Foods, Inc. — Class A	148	9,133
Molson Coors Brewing Co. — Class B	95	9,092
Clorox Co.	67	9,034
CR Bard, Inc.	36	8,947
Conagra Brands, Inc.	215	8,673
Equifax, Inc.	62	8,478
Mead Johnson Nutrition Co. — Class A	94	8,374
JM Smucker Co.	61	7,996
Hershey Co.	73	7,975
AmerisourceBergen Corp. — Class A	85	7,523
Laboratory Corp. of America Holdings*	52	7,460
Dentsply Sirona, Inc.	119	7,430
Nielsen Holdings plc	175	7,229
IDEXX Laboratories, Inc.*	46	7,112
Quest Diagnostics, Inc.	72	7,070
Henry Schein, Inc.*	40	6,799
Church & Dwight Company, Inc.	133	6,633
Verisk Analytics, Inc. — Class A*	81	6,572
Centene Corp.*	90	6,413
Global Payments, Inc.	79	6,374
Hologic, Inc.*	145	6,170
Campbell Soup Co.	101	5,781
McCormick & Co., Inc.	59	5,755
Universal Health Services, Inc. — Class B	46	5,725
Cintas Corp.	45	5,694
DaVita, Inc.*	81	5,506
United Rentals, Inc.*	44	5,502
Western Union Co.	250	5,088
Cooper Cos., Inc.	25	4,997
Whole Foods Market, Inc.	166	4,934
Perrigo Company plc	74	4,913
Hormel Foods Corp.	140	4,848
Total System Services, Inc.	85	4,544
Varian Medical Systems, Inc.*	49	4,465
Coty, Inc. — Class A	245	4,442
Brown-Forman Corp. — Class B	92	4,249
Avery Dennison Corp.	47	3,788
Envision Healthcare Corp.*	61	3,741
Robert Half International, Inc.	67	3,272
Quanta Services, Inc.*	79	2,932
H&R Block, Inc.	108	2,511
Mallinckrodt plc*	55	2,451
Patterson Companies, Inc.	43	1,945
Total Consumer, Non-cyclical		2,395,253
Financial - 4.9%
Berkshire Hathaway, Inc. — Class B*	989	164,847

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Financial - 4.9% (continued)
JPMorgan Chase & Co.	1,860	$163,382
Wells Fargo & Co.	2,344	130,466
Bank of America Corp.	5,218	123,093
Citigroup, Inc.	1,442	86,260
Visa, Inc. — Class A	967	85,938
Mastercard, Inc. — Class A	490	55,110
Goldman Sachs Group, Inc.	193	44,336
U.S. Bancorp	829	42,694
Chubb Ltd.	242	32,973
Morgan Stanley	748	32,044
American Express Co.	394	31,169
PNC Financial Services Group, Inc.	253	30,421
American International Group, Inc.	484	30,216
MetLife, Inc.	566	29,896
Simon Property Group, Inc.	166	28,556
American Tower Corp. — Class A	222	26,982
Charles Schwab Corp.	632	25,793
Bank of New York Mellon Corp.	540	25,504
BlackRock, Inc. — Class A	63	24,162
Prudential Financial, Inc.	224	23,896
Capital One Financial Corp.	250	21,665
CME Group, Inc. — Class A	177	21,027
Marsh & McLennan Companies, Inc.	268	19,802
BB&T Corp.	421	18,819
Intercontinental Exchange, Inc.	309	18,500
Crown Castle International Corp.	188	17,757
Travelers Cos., Inc.	146	17,599
Public Storage	77	16,856
Aon plc	137	16,261
Allstate Corp.	190	15,483
Equinix, Inc.	38	15,214
Aflac, Inc.	209	15,136
State Street Corp.	187	14,887
Prologis, Inc.	276	14,319
SunTrust Banks, Inc.	256	14,157
Synchrony Financial	401	13,754
Discover Financial Services	201	13,746
Welltower, Inc.	188	13,315
Weyerhaeuser Co.	390	13,252
AvalonBay Communities, Inc.	71	13,035
M&T Bank Corp.	80	12,378
Ventas, Inc.	185	12,032
Equity Residential	191	11,884
Progressive Corp.	302	11,832
Boston Properties, Inc.	80	10,593
Ameriprise Financial, Inc.	80	10,374
KeyCorp	558	9,921
Fifth Third Bancorp	390	9,906
Northern Trust Corp.	112	9,697
Hartford Financial Services Group, Inc.	194	9,326
Citizens Financial Group, Inc.	265	9,156
Regions Financial Corp.	627	9,110
Vornado Realty Trust	90	9,028
Digital Realty Trust, Inc.	82	8,724
Principal Financial Group, Inc.	138	8,709
T. Rowe Price Group, Inc.	127	8,655
Willis Towers Watson plc	65	8,508
Realty Income Corp.	141	8,394
Essex Property Trust, Inc.	34	7,872
Lincoln National Corp.	117	7,658
HCP, Inc.	244	7,632
Franklin Resources, Inc.	180	7,585
Huntington Bancshares, Inc.	565	7,565
Alliance Data Systems Corp.	29	7,221
Host Hotels & Resorts, Inc.	385	7,184
GGP, Inc.	303	7,024
Loews Corp.	144	6,735
Invesco Ltd.	210	6,432
Comerica, Inc.	91	6,241
Mid-America Apartment Communities, Inc.	59	6,003
Cincinnati Financial Corp.	78	5,637
Unum Group	119	5,580
SL Green Realty Corp.	52	5,544
XL Group Ltd.	138	5,501
CBRE Group, Inc. — Class A*	157	5,462
Arthur J Gallagher & Co.	93	5,258
Raymond James Financial, Inc.	67	5,109
Alexandria Real Estate Equities, Inc.	46	5,084
Federal Realty Investment Trust	38	5,073
Regency Centers Corp.	76	5,046
UDR, Inc.	138	5,004
E*TRADE Financial Corp.*	143	4,989
Affiliated Managers Group, Inc.	30	4,918
Extra Space Storage, Inc.	66	4,910
Kimco Realty Corp.	222	4,904
Iron Mountain, Inc.	127	4,530
Zions Bancorporation	105	4,410
Torchmark Corp.	57	4,391
Nasdaq, Inc.	59	4,098
Macerich Co.	62	3,993
CBOE Holdings, Inc.	48	3,891
Apartment Investment & Management Co. — Class A	82	3,637
People's United Financial, Inc.	165	3,003
Assurant, Inc.	29	2,774
Navient Corp.	152	2,244
Total Financial		1,940,691
Technology - 3.8%
Apple, Inc.	2,731	392,335
Microsoft Corp.	4,023	264,954
Intel Corp.	2,461	88,768
International Business Machines Corp.	447	77,840
Oracle Corp.	1,560	69,592
Broadcom Ltd.	208	45,544
QUALCOMM, Inc.	769	44,094
Texas Instruments, Inc.	520	41,891
Accenture plc — Class A	323	38,721
Adobe Systems, Inc.*	258	33,574
NVIDIA Corp.	307	33,442
salesforce.com, Inc.*	341	28,129
Applied Materials, Inc.	562	21,861
Hewlett Packard Enterprise Co.	867	20,548

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Technology - 3.8% (continued)
Cognizant Technology Solutions Corp. — Class A*	317	$18,868
Activision Blizzard, Inc.	360	17,950
HP, Inc.	882	15,770
Micron Technology, Inc.*	540	15,606
Analog Devices, Inc.	189	15,489
Intuit, Inc.	127	14,731
Electronic Arts, Inc.*	160	14,323
Fidelity National Information Services, Inc.	171	13,615
Fiserv, Inc.*	112	12,915
Western Digital Corp.	150	12,380
Lam Research Corp.	85	10,911
Paychex, Inc.	166	9,777
Skyworks Solutions, Inc.	96	9,406
Cerner Corp.*	153	9,004
Autodesk, Inc.*	102	8,820
Microchip Technology, Inc.	113	8,337
Red Hat, Inc.*	93	8,045
KLA-Tencor Corp.	81	7,701
Xilinx, Inc.	130	7,526
Seagate Technology plc	153	7,027
Citrix Systems, Inc.*	81	6,755
NetApp, Inc.	141	5,901
Advanced Micro Devices, Inc.*	401	5,835
Synopsys, Inc.*	78	5,626
Akamai Technologies, Inc.*	90	5,373
CA, Inc.	163	5,170
Qorvo, Inc.*	65	4,456
Xerox Corp.	445	3,266
CSRA, Inc.	75	2,197
Teradata Corp.*	68	2,116
Dun & Bradstreet Corp.	19	2,051
Total Technology		1,488,240
Communications - 3.7%
Amazon.com, Inc.*	206	182,627
Facebook, Inc. — Class A*	1,226	174,153
AT&T, Inc.	3,197	132,836
Alphabet, Inc. — Class A*	155	131,410
Alphabet, Inc. — Class C*	154	127,753
Verizon Communications, Inc.	2,122	103,448
Comcast Corp. — Class A	2,464	92,621
Cisco Systems, Inc.	2,607	88,117
Walt Disney Co.	757	85,836
Priceline Group, Inc.*	25	44,499
Time Warner, Inc.	403	39,377
Charter Communications, Inc. — Class A*	111	36,333
Netflix, Inc.*	224	33,109
Yahoo!, Inc.*	457	21,209
Twenty-First Century Fox, Inc. — Class A	548	17,750
eBay, Inc.*	526	17,658
CBS Corp. — Class B	194	13,456
Omnicom Group, Inc.	122	10,518
Symantec Corp.	322	9,879
Level 3 Communications, Inc.*	152	8,697
Viacom, Inc. — Class B	181	8,438
Twenty-First Century Fox, Inc. — Class B	254	8,072
Expedia, Inc.	63	7,949
DISH Network Corp. — Class A*	118	7,492
Motorola Solutions, Inc.	86	7,415
CenturyLink, Inc.[1]	285	6,717
Juniper Networks, Inc.	199	5,538
Interpublic Group of Cos., Inc.	204	5,012
F5 Networks, Inc.*	34	4,847
VeriSign, Inc.*	46	4,007
Scripps Networks Interactive, Inc. — Class A	49	3,840
Discovery Communications, Inc. — Class C*	112	3,171
TEGNA, Inc.	112	2,869
News Corp. — Class A	199	2,587
TripAdvisor, Inc.*	59	2,546
Discovery Communications, Inc. — Class A*,1	79	2,298
News Corp. — Class B	62	837
Total Communications		1,454,921
Industrial - 2.7%
General Electric Co.	4,541	135,323
3M Co.	310	59,312
Boeing Co.	297	52,527
Honeywell International, Inc.	396	49,448
Union Pacific Corp.	424	44,911
United Technologies Corp.	390	43,762
United Parcel Service, Inc. — Class B	359	38,521
Lockheed Martin Corp.	130	34,788
Caterpillar, Inc.	305	28,292
General Dynamics Corp.	148	27,706
FedEx Corp.	128	24,979
Raytheon Co.	152	23,180
CSX Corp.	481	22,391
Illinois Tool Works, Inc.	162	21,460
Northrop Grumman Corp.	90	21,406
Johnson Controls International plc	489	20,597
Emerson Electric Co.	336	20,112
Eaton Corp. plc	234	17,351
Norfolk Southern Corp.	151	16,907
Deere & Co.[1]	153	16,656
Waste Management, Inc.	211	15,386
TE Connectivity Ltd.	185	13,792
Corning, Inc.	483	13,041
Cummins, Inc.	81	12,247
Amphenol Corp. — Class A	160	11,387
Parker-Hannifin Corp.	69	11,062
Ingersoll-Rand plc	135	10,978
Roper Technologies, Inc.	53	10,944
Stanley Black & Decker, Inc.	79	10,497
Rockwell Automation, Inc.	67	10,433
Fortive Corp.	157	9,455
Agilent Technologies, Inc.	168	8,882
Vulcan Materials Co.	69	8,313
Republic Services, Inc. — Class A	120	7,537

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Industrial - 2.7% (continued)
Harris Corp.	65	$7,232
Martin Marietta Materials, Inc.	33	7,202
L3 Technologies, Inc.	41	6,777
WestRock Co.	130	6,763
Ball Corp.	91	6,758
Mettler-Toledo International, Inc.*	14	6,705
Textron, Inc.	140	6,663
Rockwell Collins, Inc.	68	6,607
Waters Corp.*	42	6,565
AMETEK, Inc.	119	6,436
Dover Corp.	80	6,428
Arconic, Inc.	229	6,032
Masco Corp.	166	5,642
CH Robinson Worldwide, Inc.	73	5,642
TransDigm Group, Inc.	25	5,504
Pentair plc	87	5,462
Expeditors International of Washington, Inc.	94	5,310
Snap-on, Inc.	30	5,060
Fortune Brands Home & Security, Inc.	80	4,868
Kansas City Southern	55	4,717
Acuity Brands, Inc.	23	4,692
Xylem, Inc.	93	4,670
Sealed Air Corp.	101	4,402
J.B. Hunt Transport Services, Inc.	45	4,128
Fluor Corp.	72	3,788
Allegion plc	50	3,785
Stericycle, Inc.*	43	3,564
Jacobs Engineering Group, Inc.	63	3,483
PerkinElmer, Inc.	57	3,309
Flowserve Corp.	68	3,293
Garmin Ltd.	59	3,015
FLIR Systems, Inc.	71	2,576
Ryder System, Inc.	27	2,037
Total Industrial		1,042,698
Consumer, Cyclical - 2.4%
Home Depot, Inc.	633	92,943
Wal-Mart Stores, Inc.	784	56,512
McDonald's Corp.	426	55,213
Starbucks Corp.	759	44,318
CVS Health Corp.	534	41,919
NIKE, Inc. — Class B	690	38,454
Costco Wholesale Corp.	228	38,233
Lowe's Cos., Inc.	451	37,077
Walgreens Boots Alliance, Inc.	444	36,874
TJX Cos., Inc.	339	26,808
General Motors Co.	710	25,106
Ford Motor Co.	2,032	23,652
Delta Air Lines, Inc.	380	17,465
Southwest Airlines Co.	320	17,203
Target Corp.	290	16,005
Marriott International, Inc. — Class A	164	15,445
Ross Stores, Inc.	205	13,503
O'Reilly Automotive, Inc.*	48	12,952
Carnival Corp.	218	12,842
PACCAR, Inc.	182	12,230
Newell Brands, Inc.	251	11,840
Delphi Automotive plc	140	11,269
Yum! Brands, Inc.	175	11,183
American Airlines Group, Inc.	262	11,083
AutoZone, Inc.*	15	10,846
United Continental Holdings, Inc.*	149	10,525
Dollar Tree, Inc.*	122	9,572
VF Corp.	172	9,454
Dollar General Corp.	132	9,204
Ulta Beauty, Inc.*	30	8,557
Royal Caribbean Cruises Ltd.	87	8,536
Fastenal Co.	150	7,725
Mohawk Industries, Inc.*	33	7,573
Genuine Parts Co.	77	7,116
Best Buy Co., Inc.	141	6,930
Chipotle Mexican Grill, Inc. — Class A*	15	6,683
Whirlpool Corp.	39	6,682
WW Grainger, Inc.	27	6,285
Coach, Inc.	146	6,034
Alaska Air Group, Inc.	64	5,902
DR Horton, Inc.	177	5,896
L Brands, Inc.	125	5,888
Hasbro, Inc.	58	5,789
CarMax, Inc.*	97	5,744
Advance Auto Parts, Inc.	38	5,634
Harley-Davidson, Inc.	92	5,566
Darden Restaurants, Inc.	65	5,439
Lennar Corp. — Class A	105	5,375
Tiffany & Co.[1]	55	5,241
Foot Locker, Inc.	69	5,162
Goodyear Tire & Rubber Co.	131	4,716
Wynn Resorts Ltd.	41	4,699
Tractor Supply Co.	68	4,690
LKQ Corp.*	160	4,683
Macy's, Inc.	158	4,683
Wyndham Worldwide Corp.	55	4,636
Mattel, Inc.	178	4,559
BorgWarner, Inc.	103	4,304
PVH Corp.	41	4,242
Hanesbrands, Inc.	197	4,090
Kohl's Corp.	92	3,663
PulteGroup, Inc.	149	3,509
Leggett & Platt, Inc.	69	3,472
Michael Kors Holdings Ltd.*	85	3,239
Bed Bath & Beyond, Inc.	78	3,078
Staples, Inc.	339	2,973
Gap, Inc.	114	2,769
Nordstrom, Inc.[1]	58	2,701
Signet Jewelers Ltd.	36	2,494
Ralph Lauren Corp. — Class A	29	2,367
Under Armour, Inc. — Class A*,1	96	1,899
Under Armour, Inc. — Class C*	95	1,739
AutoNation, Inc.*	34	1,438
Total Consumer, Cyclical		944,130
Energy - 1.8%
Exxon Mobil Corp.	2,159	177,059
Chevron Corp.	986	105,867
Schlumberger Ltd.	726	56,700

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Energy - 1.8% (continued)
ConocoPhillips	643	$32,066
EOG Resources, Inc.	300	29,265
Occidental Petroleum Corp.	398	25,217
Halliburton Co.	451	22,194
Kinder Morgan, Inc.	1,000	21,740
Phillips 66	230	18,220
Anadarko Petroleum Corp.	291	18,042
Pioneer Natural Resources Co.	88	16,388
Valero Energy Corp.	235	15,578
Marathon Petroleum Corp.	275	13,899
Baker Hughes, Inc.	221	13,220
Williams Companies, Inc.	430	12,724
Devon Energy Corp.	273	11,390
Apache Corp.	198	10,175
Concho Resources, Inc.*	77	9,882
TechnipFMC plc*	243	7,898
National Oilwell Varco, Inc.	196	7,858
Noble Energy, Inc.	227	7,795
Marathon Oil Corp.	440	6,952
Hess Corp.	140	6,749
ONEOK, Inc.	110	6,098
Cimarex Energy Co.	50	5,975
Cabot Oil & Gas Corp. — Class A	247	5,906
Equities Corp.	90	5,499
Tesoro Corp.	61	4,945
Newfield Exploration Co.*	104	3,839
Helmerich & Payne, Inc.	57	3,794
Range Resources Corp.	98	2,852
Transocean Ltd.*	202	2,515
Murphy Oil Corp.	84	2,402
Chesapeake Energy Corp.*,1	397	2,358
Southwestern Energy Co.*	259	2,116
Total Energy		695,177
Utilities - 0.9%
NextEra Energy, Inc.	243	31,195
Duke Energy Corp.	364	29,852
Southern Co.	516	25,686
Dominion Resources, Inc.	327	25,365
PG&E Corp.	264	17,519
Exelon Corp.	482	17,342
American Electric Power Company, Inc.	256	17,185
Sempra Energy	130	14,364
Edison International	170	13,534
PPL Corp.	354	13,236
Consolidated Edison, Inc.	159	12,348
Xcel Energy, Inc.	264	11,735
Public Service Enterprise Group, Inc.	264	11,708
WEC Energy Group, Inc.	164	9,943
Eversource Energy	165	9,699
DTE Energy Co.	93	9,496
FirstEnergy Corp.	230	7,319
American Water Works Co., Inc.	93	7,233
Entergy Corp.	93	7,064
Ameren Corp.	126	6,878
CMS Energy Corp.	146	6,532
CenterPoint Energy, Inc.	224	6,176
Pinnacle West Capital Corp.	58	4,836
SCANA Corp.	74	4,836
Alliant Energy Corp.	118	4,674
NiSource, Inc.	168	3,997
AES Corp.	343	3,835
NRG Energy, Inc.	164	3,067
Total Utilities		336,654
Basic Materials - 0.6%
Dow Chemical Co.	581	36,916
EI du Pont de Nemours & Co.	450	36,148
Monsanto Co.	228	25,810
Praxair, Inc.	148	17,553
LyondellBasell Industries N.V. — Class A	172	15,685
Air Products & Chemicals, Inc.	113	15,288
PPG Industries, Inc.	133	13,976
Sherwin-Williams Co.	42	13,028
International Paper Co.	214	10,867
Nucor Corp.	166	9,914
Freeport-McMoRan, Inc.*	692	9,245
Newmont Mining Corp.	277	9,130
Albemarle Corp.	59	6,232
Eastman Chemical Co.	76	6,141
International Flavors & Fragrances, Inc.	41	5,434
Mosaic Co.	182	5,311
FMC Corp.	70	4,871
CF Industries Holdings, Inc.	121	3,551
Total Basic Materials		245,100
Diversified - 0.0%**
Leucadia National Corp.	169	4,394
Total Common Stocks
(Cost $9,543,996)		10,547,258

MUTUAL FUNDS† - 49.4%
Guggenheim Strategy Fund I2	414,817	10,391,159
Guggenheim Strategy Fund II2	360,153	9,003,828
Total Mutual Funds
(Cost $19,360,469)		19,394,987

	Face Amount
FEDERAL AGENCY NOTES†† - 2.5%
Federal Farm Credit Bank[3]
0.93% due 04/03/17[4]	$1,000,000	1,000,000
Total Federal Agency Notes
(Cost $1,000,008)		1,000,000

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 0.5%
Federal Home Loan Bank[3]
0.63% due 04/03/17	$200,000	$199,992
Total Federal Agency Discount Notes
(Cost $199,992)		199,992

REPURCHASE AGREEMENTS††,5 - 8.5%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	2,847,133	2,847,133
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	170,478	170,478
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	170,478	170,478
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	170,478	170,478
Total Repurchase Agreements
(Cost $3,358,567)		3,358,567

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
First American Government Obligations Fund ─ Class Z, 0.61%[8]	36,543	36,543
Total Securities Lending Collateral
(Cost $36,543)		36,543
Total Investments - 87.9%
(Cost $33,499,575)		$34,537,347
Other Assets & Liabilities, net - 12.1%		4,768,929
Total Net Assets - 100.0%		$39,306,276

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,061,100)	9	$(638)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2017 S&P 500 Index Swap 1.46%[9], Terminating 04/27/17 (Notional Value $17,063,539)	7,222	$154,531
BNP Paribas April 2017 S&P 500 Index Swap 1.23%[9], Terminating 04/28/17 (Notional Value $5,444,200)	2,304	35,905
Barclays Bank plc April 2017 S&P 500 Index Swap 1.31%[9], Terminating 04/28/17 (Notional Value $44,477,411)	18,825	(105,127)
(Total Notional Value $66,985,150)		$85,309

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Affiliated issuer — See Note 6.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2017.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of March 31, 2017.
[9]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$10,547,258	$—	$—	$—	$—	$10,547,258
Equity Index Swap Agreements	—	—	—	190,436	—	190,436
Federal Agency Discount Notes	—	—	199,992	—	—	199,992
Federal Agency Notes	—	—	1,000,000	—	—	1,000,000
Mutual Funds	19,394,987	—	—	—	—	19,394,987
Repurchase Agreements	—	—	3,358,567	—	—	3,358,567
Securities Lending Collateral	36,543	—	—	—	—	36,543
Total	$29,978,788	$—	$4,558,559	$190,436	$—	$34,727,783

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$638	$—	$—	$—	$638
Equity Index Swap Agreements	—	—	—	105,127	—	105,127
Total	$—	$638	$—	$105,127	$—	$105,765

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Technology - 20.5%
Applied Materials, Inc.	32,409	$1,260,710
NVIDIA Corp.	8,399	914,903
Lam Research Corp.	6,401	821,632
Broadcom Ltd.	3,682	806,211
Microchip Technology, Inc.	7,262	535,790
Activision Blizzard, Inc.	9,500	473,670
Skyworks Solutions, Inc.	4,803	470,598
salesforce.com, Inc.*	4,877	402,303
Adobe Systems, Inc.*	2,670	347,447
Akamai Technologies, Inc.*	5,575	332,828
Red Hat, Inc.*	3,739	323,424
Electronic Arts, Inc.*	3,352	300,071
Analog Devices, Inc.	3,485	285,596
Texas Instruments, Inc.	3,543	285,424
Citrix Systems, Inc.*	3,400	283,526
Fidelity National Information Services, Inc.	3,550	282,651
Cerner Corp.*	4,489	264,178
Fiserv, Inc.*	2,030	234,079
QUALCOMM, Inc.	4,070	233,374
Total Technology		8,858,415
Consumer, Non-cyclical - 19.6%
IDEXX Laboratories, Inc.*	5,430	839,532
Quanta Services, Inc.*	18,930	702,493
UnitedHealth Group, Inc.	3,950	647,840
Celgene Corp.*	4,032	501,701
Constellation Brands, Inc. — Class A	2,910	471,624
Incyte Corp.*	3,090	413,039
PayPal Holdings, Inc.*	9,200	395,784
Humana, Inc.	1,900	391,666
Biogen, Inc.*	1,418	387,710
Aetna, Inc.	3,006	383,415
United Rentals, Inc.*	2,740	342,637
Cintas Corp.	2,632	333,053
Verisk Analytics, Inc. — Class A*	4,040	327,806
Total System Services, Inc.	5,850	312,741
S&P Global, Inc.	2,260	295,472
Becton Dickinson and Co.	1,600	293,504
Edwards Lifesciences Corp.*	2,780	261,515
Intuitive Surgical, Inc.*,1	330	252,935
CR Bard, Inc.	980	243,569
Boston Scientific Corp.*	9,740	242,234
Stryker Corp.	1,780	234,337
Gilead Sciences, Inc.	3,080	209,194
Total Consumer, Non-cyclical		8,483,801
Communications - 15.1%
Facebook, Inc. — Class A*	4,881	693,346
Charter Communications, Inc. — Class A*	1,890	618,635
Amazon.com, Inc.*	680	602,847
F5 Networks, Inc.*	4,108	585,678
Priceline Group, Inc.*	314	558,910
Motorola Solutions, Inc.	5,776	498,007
Scripps Networks Interactive, Inc. — Class A	6,120	479,624
Netflix, Inc.*	2,770	409,434
Expedia, Inc.	2,823	356,178
CBS Corp. — Class B	4,950	343,332
Time Warner, Inc.	3,386	330,846
Comcast Corp. — Class A	6,760	254,108
VeriSign, Inc.*	2,603	226,747
Discovery Communications, Inc. — Class C*	6,850	193,924
Discovery Communications, Inc. — Class A*,1	4,740	137,887
Alphabet, Inc. — Class A*	148	125,474
Alphabet, Inc. — Class C*	150	124,434
Total Communications		6,539,411
Financial - 14.3%
Prologis, Inc.	11,730	608,552
E*TRADE Financial Corp.*	13,513	471,468
UDR, Inc.	12,869	466,629
Intercontinental Exchange, Inc.	7,650	458,006
Apartment Investment & Management Co. — Class A	10,030	444,830
American Tower Corp. — Class A	3,080	374,344
AvalonBay Communities, Inc.[1]	2,030	372,708
Host Hotels & Resorts, Inc.	19,180	357,899
Welltower, Inc.	4,880	345,602
GGP, Inc.	13,620	315,712
Digital Realty Trust, Inc.	2,870	305,339
Charles Schwab Corp.	6,592	269,019
Arthur J Gallagher & Co.	4,670	264,042
Kimco Realty Corp.	11,720	258,895
Discover Financial Services	3,360	229,790
Mastercard, Inc. — Class A	1,950	219,317
Extra Space Storage, Inc.	2,910	216,475
Marsh & McLennan Companies, Inc.	2,830	209,109
Total Financial		6,187,736
Industrial - 13.5%
Corning, Inc.	22,710	613,170
Vulcan Materials Co.	4,770	574,689
Ingersoll-Rand plc	5,920	481,414
Martin Marietta Materials, Inc.	1,890	412,492
Amphenol Corp. — Class A	5,170	367,949
Cummins, Inc.	2,230	337,176
Northrop Grumman Corp.	1,350	321,084
TransDigm Group, Inc.	1,450	319,232
Illinois Tool Works, Inc.	2,350	311,305
FedEx Corp.	1,570	306,386
General Dynamics Corp.	1,600	299,520
Garmin Ltd.	5,750	293,883
Harris Corp.	2,577	286,743
Republic Services, Inc. — Class A	4,080	256,265
Acuity Brands, Inc.	1,230	250,920
Xylem, Inc.	4,320	216,950
J.B. Hunt Transport Services, Inc.	2,230	204,580
Total Industrial		5,853,758
Consumer, Cyclical - 13.3%
Ulta Beauty, Inc.*	3,200	912,736
Starbucks Corp.	10,090	589,154
Darden Restaurants, Inc.	6,130	512,897
Dollar Tree, Inc.*	5,985	469,584

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 13.3% (continued)
United Continental Holdings, Inc.*	6,410	$452,803
LKQ Corp.*	14,510	424,708
Michael Kors Holdings Ltd.*	9,730	370,810
Ross Stores, Inc.	5,400	355,698
Dollar General Corp.	4,080	284,498
Harley-Davidson, Inc.	4,274	258,577
Marriott International, Inc. — Class A	2,610	245,810
Southwest Airlines Co.	4,519	242,941
O'Reilly Automotive, Inc.*	840	226,666
Hasbro, Inc.	2,240	223,597
Advance Auto Parts, Inc.	1,290	191,255
Total Consumer, Cyclical		5,761,734
Basic Materials - 1.7%
Albemarle Corp.	4,327	457,104
Newmont Mining Corp.	8,180	269,613
Total Basic Materials		726,717
Energy - 0.8%
Murphy Oil Corp.	12,763	364,894
Utilities - 0.5%
American Water Works Co., Inc.	2,710	210,757
Total Common Stocks
(Cost $34,677,032)		42,987,223

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$220,441	220,441
Total Repurchase Agreement
(Cost $220,441)		220,441

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
First American Government Obligations Fund — Class Z, 0.61%[4]	509,971	509,971
Total Securities Lending Collateral
(Cost $509,971)		509,971
Total Investments - 101.0%
(Cost $35,407,444)		$43,717,635
Other Assets & Liabilities, net - (1.0)%		(428,572)
Total Net Assets - 100.0%		$43,289,063

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$42,987,223	$—	$—	$42,987,223
Repurchase Agreement	—	220,441	—	220,441
Securities Lending Collateral	509,971	—	—	509,971
Total	$43,497,194	$220,441	$—	$43,717,635

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 31.5%
Berkshire Hathaway, Inc. — Class B*	6,291	$1,048,584
Prudential Financial, Inc.	7,207	768,842
Assurant, Inc.	7,420	709,871
XL Group Ltd.	16,109	642,105
Unum Group	13,555	635,594
Hartford Financial Services Group, Inc.	12,942	622,122
MetLife, Inc.	11,528	608,909
Lincoln National Corp.	9,060	592,977
Allstate Corp.	6,988	569,452
Loews Corp.	11,118	519,989
Citigroup, Inc.	8,120	485,739
Bank of America Corp.	20,511	483,854
Capital One Financial Corp.	5,507	477,236
American International Group, Inc.	7,315	456,675
Aflac, Inc.	5,566	403,090
Travelers Cos., Inc.	3,310	398,987
Regions Financial Corp.	26,270	381,703
Morgan Stanley	8,300	355,572
SunTrust Banks, Inc.	6,112	337,994
Chubb Ltd.	2,408	328,090
Principal Financial Group, Inc.	4,764	300,656
JPMorgan Chase & Co.	3,230	283,723
Progressive Corp.	6,970	273,085
Goldman Sachs Group, Inc.	1,148	263,719
Zions Bancorporation	6,270	263,340
PNC Financial Services Group, Inc.	2,156	259,237
Fifth Third Bancorp	10,094	256,388
People's United Financial, Inc.	12,810	233,142
Navient Corp.	13,830	204,131
Bank of New York Mellon Corp.	4,250	200,728
BB&T Corp.	4,461	199,407
Wells Fargo & Co.	3,530	196,480
Torchmark Corp.	2,480	191,059
Huntington Bancshares, Inc.	13,615	182,305
State Street Corp.	1,930	153,647
Invesco Ltd.	4,770	146,105
Total Financial		14,434,537
Consumer, Cyclical - 20.3%
General Motors Co.	24,694	873,179
Ford Motor Co.	58,867	685,212
Goodyear Tire & Rubber Co.	16,240	584,640
AutoNation, Inc.*	13,650	577,259
PulteGroup, Inc.	23,948	563,975
Staples, Inc.	60,825	533,435
Wal-Mart Stores, Inc.	7,088	510,903
CVS Health Corp.	6,339	497,612
Lennar Corp. — Class A	9,630	492,960
DR Horton, Inc.	14,799	492,955
Whirlpool Corp.	2,260	387,206
Kohl's Corp.	9,290	369,835
Bed Bath & Beyond, Inc.	8,514	335,962
BorgWarner, Inc.	7,330	306,321
PVH Corp.	2,680	277,299
Macy's, Inc.	8,926	264,567
Costco Wholesale Corp.	1,570	263,273
Gap, Inc.	10,330	250,916
Walgreens Boots Alliance, Inc.	2,349	195,084
Target Corp.	3,440	189,854
Carnival Corp.	3,175	187,039
Delta Air Lines, Inc.	3,990	183,380
American Airlines Group, Inc.	4,260	180,198
Signet Jewelers Ltd.	1,780	123,301
Total Consumer, Cyclical		9,326,365
Consumer, Non-cyclical - 15.6%
Centene Corp.*	11,970	852,983
Anthem, Inc.	4,770	788,863
Archer-Daniels-Midland Co.	17,130	788,665
Cardinal Health, Inc.	7,189	586,263
McKesson Corp.	3,640	539,666
AmerisourceBergen Corp. — Class A	5,600	495,600
Tyson Foods, Inc. — Class A	7,375	455,111
Kroger Co.	14,100	415,809
Express Scripts Holding Co.*	5,775	380,630
Mallinckrodt plc*	8,510	379,290
Allergan plc	1,530	365,548
Patterson Companies, Inc.	7,880	356,412
Whole Foods Market, Inc.	9,562	284,183
Cigna Corp.	1,647	241,269
DaVita, Inc.*	3,244	220,495
Total Consumer, Non-cyclical		7,150,787
Utilities - 7.9%
Exelon Corp.	13,791	496,200
Entergy Corp.	6,294	478,092
FirstEnergy Corp.	11,847	376,972
NRG Energy, Inc.	19,559	365,753
AES Corp.	29,947	334,807
Duke Energy Corp.	3,809	312,376
Consolidated Edison, Inc.	3,507	272,354
Eversource Energy	3,680	216,310
Public Service Enterprise Group, Inc.	4,768	211,461
Ameren Corp.	3,479	189,919
Xcel Energy, Inc.	4,100	182,245
DTE Energy Co.	1,679	171,443
Total Utilities		3,607,932
Industrial - 7.4%
Arconic, Inc.	40,790	1,074,410
Fluor Corp.	9,818	516,623
Ryder System, Inc.	5,194	391,835
WestRock Co.	7,170	373,055
Jacobs Engineering Group, Inc.	6,333	350,088
Textron, Inc.	5,536	263,458
Johnson Controls International plc	5,510	232,081
Eaton Corp. plc	2,534	187,896
Total Industrial		3,389,446
Energy - 6.7%
Valero Energy Corp.	12,015	796,475
Tesoro Corp.	7,690	623,351
Marathon Petroleum Corp.	11,743	593,491
Transocean Ltd.*,1	42,935	534,541
Phillips 66	4,697	372,096

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 6.7% (continued)
Marathon Oil Corp.	10,116	$159,833
Total Energy		3,079,787
Communications - 3.8%
CenturyLink, Inc.[1]	30,787	725,649
News Corp. — Class A	38,728	503,464
AT&T, Inc.	4,570	189,884
TEGNA, Inc.	6,857	175,676
News Corp. — Class B	12,106	163,431
Total Communications		1,758,104
Technology - 3.4%
Xerox Corp.	84,146	617,632
Hewlett Packard Enterprise Co.	21,260	503,862
HP, Inc.	14,024	250,749
Western Digital Corp.	2,347	193,698
Total Technology		1,565,941
Diversified - 1.5%
Leucadia National Corp.	26,800	696,800
Basic Materials - 1.4%
Mosaic Co.	15,680	457,542
Eastman Chemical Co.	2,140	172,912
Total Basic Materials		630,454
Total Common Stocks
(Cost $38,176,029)		45,640,153

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.1%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$499,992	499,992
Total Repurchase Agreement
(Cost $499,992)		499,992

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
First American Government Obligations Fund — Class Z, 0.61%[4]	677,910	677,910
Total Securities Lending Collateral
(Cost $677,910)		677,910
Total Investments - 102.1%
(Cost $39,353,931)		$46,818,055
Other Assets & Liabilities, net - (2.1)%		(950,168)
Total Net Assets - 100.0%		$45,867,887

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$45,640,153	$—	$—	$45,640,153
Repurchase Agreement	—	499,992	—	499,992
Securities Lending Collateral	677,910	—	—	677,910
Total	$46,318,063	$499,992	$—	$46,818,055

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Cyclical - 22.5%
Kate Spade & Co.*	19,620	$455,773
Domino's Pizza, Inc.	1,990	366,756
Thor Industries, Inc.	3,540	340,300
Urban Outfitters, Inc.*	12,750	302,940
Skechers U.S.A., Inc. — Class A*	10,344	283,943
Copart, Inc.*	4,400	272,492
Papa John's International, Inc.	3,310	264,931
Dick's Sporting Goods, Inc.	4,600	223,836
Wendy's Co.	16,401	223,218
Jack in the Box, Inc.	2,190	222,767
Texas Roadhouse, Inc. — Class A	4,870	216,861
MSC Industrial Direct Company, Inc. — Class A	2,060	211,686
NVR, Inc.*,1	99	208,581
Toro Co.	3,310	206,743
Churchill Downs, Inc.	1,300	206,505
Panera Bread Co. — Class A*,1	709	185,666
Pool Corp.	1,472	175,654
Dunkin' Brands Group, Inc.	3,188	174,320
Buffalo Wild Wings, Inc.*	914	139,614
Cheesecake Factory, Inc.	2,130	134,957
Brinker International, Inc.[1]	2,690	118,252
Total Consumer, Cyclical		4,935,795
Consumer, Non-cyclical - 21.6%
Align Technology, Inc.*	3,987	457,349
ABIOMED, Inc.*	3,530	441,956
MarketAxess Holdings, Inc.	2,123	398,041
NuVasive, Inc.*	5,281	394,384
WellCare Health Plans, Inc.*	2,430	340,710
WhiteWave Foods Co. — Class A*	5,834	327,579
Masimo Corp.*	3,490	325,477
VCA, Inc.*	3,247	297,101
Bioverativ, Inc.*	4,910	267,399
CoreLogic, Inc.*	5,630	229,254
HealthSouth Corp.	5,160	220,900
Post Holdings, Inc.*	2,498	218,625
Avis Budget Group, Inc.*	6,470	191,383
Bio-Techne Corp.	1,830	186,020
Gartner, Inc.*	1,519	164,037
Akorn, Inc.*	6,454	155,412
Sotheby's*	3,040	138,259
Total Consumer, Non-cyclical		4,753,886
Industrial - 17.2%
Cognex Corp.	5,554	466,258
Packaging Corporation of America	3,491	319,845
Eagle Materials, Inc.	2,688	261,112
Nordson Corp.	2,080	255,507
Carlisle Companies, Inc.	2,160	229,845
Littelfuse, Inc.	1,343	214,759
Granite Construction, Inc.	4,250	213,308
Old Dominion Freight Line, Inc.	2,360	201,945
Gentex Corp.	9,060	193,250
Coherent, Inc.*	890	183,020
Worthington Industries, Inc.	3,680	165,931
Zebra Technologies Corp. — Class A*	1,701	155,216
Landstar System, Inc.	1,810	155,027
AO Smith Corp.	2,824	144,475
Huntington Ingalls Industries, Inc.	690	138,166
Woodward, Inc.	1,830	124,294
Crane Co.	1,650	123,470
EnerSys	1,450	114,463
Curtiss-Wright Corp.	1,230	112,250
Total Industrial		3,772,141
Financial - 14.7%
SLM Corp.*	30,140	364,694
Uniti Group, Inc.	11,570	299,085
Primerica, Inc.	3,620	297,564
First Horizon National Corp.	15,763	291,615
First Industrial Realty Trust, Inc.	9,546	254,210
Kilroy Realty Corp.	3,313	238,801
DCT Industrial Trust, Inc.	4,495	216,299
Education Realty Trust, Inc.	4,933	201,513
Brown & Brown, Inc.	4,570	190,660
Washington Federal, Inc.	4,880	161,528
Lamar Advertising Co. — Class A	2,077	155,235
Bank of the Ozarks, Inc.	2,964	154,158
Weingarten Realty Investors	4,488	149,854
Duke Realty Corp.	5,384	141,438
Liberty Property Trust	3,143	121,163
Total Financial		3,237,817
Technology - 12.7%
Cirrus Logic, Inc.*	5,803	352,184
Take-Two Interactive Software, Inc.*	5,700	337,839
Monolithic Power Systems, Inc.	2,702	248,854
Microsemi Corp.*	4,732	243,840
NCR Corp.*	4,910	224,289
MAXIMUS, Inc.	3,260	202,772
Ultimate Software Group, Inc.*	1,015	198,138
MSCI, Inc. — Class A	1,918	186,410
Science Applications International Corp.	2,270	168,888
Integrated Device Technology, Inc.*	5,949	140,813
Fair Isaac Corp.	1,055	136,042
IPG Photonics Corp.*	1,095	132,167
Broadridge Financial Solutions, Inc.	1,679	114,088
CommVault Systems, Inc.*	2,070	105,156
Total Technology		2,791,480
Communications - 6.3%
WebMD Health Corp. — Class A*	9,626	507,098
InterDigital, Inc.	5,804	500,885
LogMeIn, Inc.	3,770	367,575
Total Communications		1,375,558
Basic Materials - 2.8%
Royal Gold, Inc.	4,624	323,911
Minerals Technologies, Inc.	3,710	284,186
Total Basic Materials		608,097
Utilities - 1.4%
Southwest Gas Holdings, Inc.	2,170	179,915

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Utilities - 1.4% (continued)
MDU Resources Group, Inc.	4,990	$136,576
Total Utilities		316,491
Total Common Stocks
(Cost $19,141,550)		21,791,265

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.0%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$218,624	218,624
Total Repurchase Agreement
(Cost $218,624)		218,624

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
First American Government Obligations Fund — Class Z, 0.61%[4]	366,757	366,757
Total Securities Lending Collateral
(Cost $366,757)		366,757
Total Investments - 101.9%
(Cost $19,726,931)		$22,376,646
Other Assets & Liabilities, net - (1.9)%		(411,779)
Total Net Assets - 100.0%		$21,964,867

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,791,265	$—	$—	$21,791,265
Repurchase Agreement	—	218,624	—	218,624
Securities Lending Collateral	366,757	—	—	366,757
Total	$22,158,022	$218,624	$—	$22,376,646

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 23.6%
CNO Financial Group, Inc.	15,730	$322,465
Reinsurance Group of America, Inc. — Class A	2,346	297,895
Old Republic International Corp.	14,217	291,165
Genworth Financial, Inc. — Class A*	66,362	273,411
Aspen Insurance Holdings Ltd.	4,515	235,006
Hanover Insurance Group, Inc.	2,509	225,961
First American Financial Corp.	5,508	216,354
Quality Care Properties, Inc.*	11,383	214,684
Everest Re Group Ltd.	853	199,440
Jones Lang LaSalle, Inc.	1,764	196,598
Legg Mason, Inc.	5,399	194,958
Kemper Corp.	4,779	190,682
Alleghany Corp.*	290	178,251
Medical Properties Trust, Inc.	13,233	170,573
WR Berkley Corp.	2,186	154,397
American Financial Group, Inc.	1,577	150,477
Umpqua Holdings Corp.	7,504	133,121
Cousins Properties, Inc.	16,075	132,940
LaSalle Hotel Properties	3,634	105,204
Stifel Financial Corp.*	2,070	103,893
Associated Banc-Corp.	4,087	99,722
Mercury General Corp.	1,580	96,364
CoreCivic, Inc.	2,979	93,600
TCF Financial Corp.	5,031	85,628
Janus Capital Group, Inc.	5,304	70,013
Waddell & Reed Financial, Inc. — Class A1	3,850	65,450
Total Financial		4,498,252
Consumer, Cyclical - 19.5%
KB Home	26,381	524,453
CalAtlantic Group, Inc.	9,150	342,668
GameStop Corp. — Class A	14,170	319,533
Dillard's, Inc. — Class A1	6,090	318,141
Office Depot, Inc.	66,077	308,249
TRI Pointe Group, Inc.*	21,230	266,224
World Fuel Services Corp.	6,599	239,214
Toll Brothers, Inc.	6,360	229,660
CST Brands, Inc.	4,499	216,357
Cooper Tire & Rubber Co.	4,220	187,157
Dana, Inc.	9,023	174,234
Big Lots, Inc.[1]	3,088	150,324
JetBlue Airways Corp.*	5,780	119,126
International Speedway Corp. — Class A	2,605	96,255
HSN, Inc.	2,030	75,313
J.C. Penney Company, Inc.*,1	11,786	72,602
American Eagle Outfitters, Inc.	5,090	71,413
Total Consumer, Cyclical		3,710,923
Industrial - 19.2%
Jabil Circuit, Inc.	13,951	403,463
Avnet, Inc.	7,640	349,606
Arrow Electronics, Inc.*	4,754	348,991
Tech Data Corp.*	3,694	346,866
AECOM*	6,767	240,837
Trinity Industries, Inc.	8,275	219,701
SYNNEX Corp.	1,850	207,089
Terex Corp.	6,495	203,943
KLX, Inc.*	4,378	195,697
AGCO Corp.[1]	3,092	186,077
Owens-Illinois, Inc.*	7,940	161,817
KBR, Inc.	8,790	132,114
Vishay Intertechnology, Inc.	7,702	126,698
Cree, Inc.*	4,583	122,504
Regal Beloit Corp.	1,552	117,409
Greif, Inc. — Class A	1,518	83,627
Kirby Corp.*	1,180	83,249
Werner Enterprises, Inc.	3,054	80,015
Esterline Technologies Corp.*	900	77,445
Total Industrial		3,687,148
Consumer, Non-cyclical - 17.1%
LifePoint Health, Inc.*	7,124	466,622
ManpowerGroup, Inc.	2,727	279,708
United Natural Foods, Inc.*	6,131	265,043
Endo International plc*	23,691	264,392
Owens & Minor, Inc.	7,320	253,272
Graham Holdings Co. — Class B	395	236,823
Molina Healthcare, Inc.*	5,027	229,231
TreeHouse Foods, Inc.*	2,510	212,497
Dean Foods Co.	10,554	207,492
Aaron's, Inc.	6,687	198,871
DeVry Education Group, Inc.	4,925	174,591
FTI Consulting, Inc.*	3,232	133,061
Tenet Healthcare Corp.*	6,267	110,989
Halyard Health, Inc.*	2,470	94,082
Flowers Foods, Inc.	4,430	85,986
Avon Products, Inc.*	13,709	60,320
Total Consumer, Non-cyclical		3,272,980
Energy - 7.9%
Noble Corporation plc	54,629	338,154
First Solar, Inc.*,1	9,520	257,992
Murphy USA, Inc.*	3,072	225,546
HollyFrontier Corp.	7,699	218,190
Rowan Companies plc — Class A*	13,552	211,140
Western Refining, Inc.	5,205	182,539
Oceaneering International, Inc.	3,240	87,739
Total Energy		1,521,300
Basic Materials - 4.5%
Domtar Corp.	9,397	343,178
Reliance Steel & Aluminum Co.	2,292	183,406
Commercial Metals Co.	7,406	141,677
Carpenter Technology Corp.	2,740	102,202
Olin Corp.	2,975	97,788
Total Basic Materials		868,251
Communications - 4.2%
Time, Inc.	15,367	297,351
Telephone & Data Systems, Inc.	10,865	288,032
Frontier Communications Corp.[1]	103,380	221,233
Total Communications		806,616
Technology - 2.0%
NeuStar, Inc. — Class A*	4,640	153,816
Diebold Nixdorf, Inc.	3,986	122,370
Leidos Holdings, Inc.	2,270	116,088
Total Technology		392,274

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Utilities - 1.4%
Great Plains Energy, Inc.	5,916	$172,866
Hawaiian Electric Industries, Inc.	3,110	103,594
Total Utilities		276,460
Total Common Stocks
(Cost $15,473,859)		19,034,204

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.0%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$192,930	192,930
Total Repurchase Agreement
(Cost $192,930)		192,930

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.0%
First American Government Obligations Fund — Class Z, 0.61%[4]	966,115	966,115
Total Securities Lending Collateral
(Cost $966,115)		966,115
Total Investments - 105.4%
(Cost $16,632,904)		$20,193,249
Other Assets & Liabilities, net - (5.4)%		(1,026,441)
Total Net Assets - 100.0%		$19,166,808

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,034,204	$—	$—	$19,034,204
Repurchase Agreement	—	192,930	—	192,930
Securities Lending Collateral	966,115	—	—	966,115
Total	$20,000,319	$192,930	$—	$20,193,249

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 28.9%
NutriSystem, Inc.	6,760	$375,180
BioTelemetry, Inc.*	9,698	280,757
Zeltiq Aesthetics, Inc.*	4,580	254,693
LendingTree, Inc.*	2,002	250,950
Supernus Pharmaceuticals, Inc.*	7,917	247,801
Innoviva, Inc.*	17,120	236,770
MiMedx Group, Inc.*,1	22,510	214,520
OraSure Technologies, Inc.*	16,080	207,914
Progenics Pharmaceuticals, Inc.*	21,920	206,925
Viad Corp.	4,340	196,168
Insperity, Inc.	2,050	181,733
SpartanNash Co.	4,930	172,501
Heska Corp.*	1,620	170,068
Central Garden & Pet Co. — Class A*	4,670	162,142
AMN Healthcare Services, Inc.*	3,620	146,972
Cross Country Healthcare, Inc.*	9,314	133,749
SciClone Pharmaceuticals, Inc.*	13,050	127,890
ANI Pharmaceuticals, Inc.*	2,220	109,912
AMAG Pharmaceuticals, Inc.*	4,840	109,142
Cardtronics plc — Class A*	2,290	107,058
Cantel Medical Corp.	1,271	101,807
B&G Foods, Inc.	2,364	95,151
Calavo Growers, Inc.	1,397	84,658
Navigant Consulting, Inc.*	3,550	81,153
Capella Education Co.	954	81,114
Luminex Corp.	4,250	78,073
Ligand Pharmaceuticals, Inc. — Class B*,1	730	77,263
CryoLife, Inc.*	4,470	74,426
Merit Medical Systems, Inc.*	2,570	74,273
Sucampo Pharmaceuticals, Inc. — Class A*,1	6,070	66,770
Eagle Pharmaceuticals, Inc.*,1	794	65,854
HMS Holdings Corp.*	3,220	65,463
Enanta Pharmaceuticals, Inc.*	2,080	64,064
Forrester Research, Inc.	1,607	63,878
US Physical Therapy, Inc.	880	57,464
Landauer, Inc.	1,160	56,550
Neogen Corp.*	800	52,440
Central Garden & Pet Co.*	1,400	51,898
Surmodics, Inc.*	1,990	47,860
Momenta Pharmaceuticals, Inc.*	3,230	43,121
Total Consumer, Non-cyclical		5,276,125
Industrial - 20.9%
CTS Corp.	9,900	210,870
Orion Group Holdings, Inc.*	27,780	207,517
Trex Company, Inc.*	2,910	201,924
TTM Technologies, Inc.*	12,160	196,141
Advanced Energy Industries, Inc.*	2,780	190,597
Patrick Industries, Inc.*	2,680	190,011
II-VI, Inc.*	5,046	181,908
TopBuild Corp.*	3,850	180,950
Griffon Corp.	7,274	179,304
Tetra Tech, Inc.	4,290	175,247
Fabrinet*	4,044	169,969
Headwaters, Inc.*	6,291	147,713
TASER International, Inc.*,1	6,288	143,304
Gibraltar Industries, Inc.*	3,350	138,020
John Bean Technologies Corp.	1,462	128,583
US Ecology, Inc.	2,698	126,401
MYR Group, Inc.*	3,060	125,460
Lydall, Inc.*	2,215	118,724
Quanex Building Products Corp.	5,450	110,363
Vicor Corp.*	6,130	98,693
Insteel Industries, Inc.	2,684	97,000
ESCO Technologies, Inc.	1,480	85,988
AAON, Inc.	2,305	81,482
PGT Innovations, Inc.*	6,885	74,014
Itron, Inc.*	1,190	72,233
Astec Industries, Inc.	1,160	71,334
Simpson Manufacturing Company, Inc.	1,300	56,017
Knight Transportation, Inc.	1,520	47,652
Total Industrial		3,807,419
Financial - 18.1%
Four Corners Property Trust, Inc.	9,562	218,300
First BanCorp*	32,740	184,980
Piper Jaffray Cos.	2,470	157,709
Universal Insurance Holdings, Inc.	6,139	150,406
BofI Holding, Inc.*,1	5,574	145,649
Walker & Dunlop, Inc.*	3,411	142,205
WageWorks, Inc.*	1,930	139,539
LegacyTexas Financial Group, Inc.	3,475	138,652
Summit Hotel Properties, Inc.	8,250	131,835
CareTrust REIT, Inc.	7,280	122,450
Home BancShares, Inc.	4,495	121,680
National Bank Holdings Corp. — Class A	3,640	118,300
Ameris Bancorp	2,530	116,633
ServisFirst Bancshares, Inc.	3,180	115,688
Northfield Bancorp, Inc.	6,174	111,255
Lexington Realty Trust	10,770	107,485
United Community Banks, Inc.	3,695	102,315
Evercore Partners, Inc. — Class A	1,185	92,312
Pinnacle Financial Partners, Inc.	1,361	90,438
Getty Realty Corp.	3,556	89,860
Customers Bancorp, Inc.*	2,690	84,815
Cardinal Financial Corp.	2,690	80,539
Agree Realty Corp.	1,650	79,134
Hanmi Financial Corp.	2,360	72,570
American Assets Trust, Inc.	1,700	71,128
Central Pacific Financial Corp.	2,130	65,050
Sterling Bancorp	2,620	62,094
Southside Bancshares, Inc.	1,740	58,412
Tompkins Financial Corp.	630	50,747
First Financial Bankshares, Inc.	1,130	45,313
Urstadt Biddle Properties, Inc. — Class A	2,080	42,765
Total Financial		3,310,258

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Cyclical - 13.9%
Installed Building Products, Inc.*	5,921	$312,332
Five Below, Inc.*	4,186	181,296
iRobot Corp.*	2,450	162,043
Marcus Corp.	4,550	146,055
LCI Industries	1,458	145,508
Wingstop, Inc.[1]	5,040	142,531
Dorman Products, Inc.*	1,690	138,800
Ollie's Bargain Outlet Holdings, Inc.*	3,992	133,732
LGI Homes, Inc.*,1	3,920	132,927
Fox Factory Holding Corp.*	4,195	120,397
Dave & Buster's Entertainment, Inc.*	1,950	119,126
Hawaiian Holdings, Inc.*	2,398	111,387
Children's Place, Inc.[1]	880	105,644
Scientific Games Corp. — Class A*	4,340	102,641
Winnebago Industries, Inc.	2,880	84,240
Zumiez, Inc.*	4,526	82,826
Tile Shop Holdings, Inc.	4,160	80,080
Universal Electronics, Inc.*	1,120	76,720
Belmond Ltd. — Class A*	5,910	71,511
Francesca's Holdings Corp.*	3,094	47,493
Chuy's Holdings, Inc.*	1,390	41,422
Total Consumer, Cyclical		2,538,711
Technology - 10.8%
MKS Instruments, Inc.	3,630	249,562
Nanometrics, Inc.*	7,820	238,197
Mercury Systems, Inc.*	5,160	201,498
Ebix, Inc.	2,714	166,232
Qualys, Inc.*	3,700	140,230
Omnicell, Inc.*	3,232	131,380
Lumentum Holdings, Inc.*	2,370	126,440
Xperi Corp.	3,723	126,396
CEVA, Inc.*	3,490	123,895
Medidata Solutions, Inc.*	1,720	99,227
Rudolph Technologies, Inc.*	4,410	98,784
Rambus, Inc.*	5,627	73,939
Synchronoss Technologies, Inc.*	2,870	70,028
SPS Commerce, Inc.*	1,140	66,679
Progress Software Corp.	1,990	57,810
Total Technology		1,970,297
Communications - 4.5%
TiVo Corp.	12,060	226,125
Shutterfly, Inc.*	2,600	125,554
Shutterstock, Inc.*,1	2,890	119,502
Stamps.com, Inc.*,1	838	99,177
World Wrestling Entertainment, Inc. — Class A	3,558	79,059
Cogent Communications Holdings, Inc.	1,727	74,347
8x8, Inc.*	3,852	58,743
NIC, Inc.	2,257	45,591
Total Communications		828,098
Basic Materials - 1.6%
Kraton Corp.*	4,760	147,179
Balchem Corp.	949	78,217
Quaker Chemical Corp.	500	65,830
Total Basic Materials		291,226
Utilities - 0.8%
South Jersey Industries, Inc.	2,630	93,759
California Water Service Group	1,670	59,870
Total Utilities		153,629
Total Common Stocks
(Cost $14,966,076)		18,175,763

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$68,940	68,940
Total Repurchase Agreement
(Cost $68,940)		68,940

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.0%
First American Government Obligations Fund — Class Z, 0.61%[4]	914,795	914,795
Total Securities Lending Collateral
(Cost $914,795)		914,795
Total Investments - 104.9%
(Cost $15,949,811)		$19,159,498
Other Assets & Liabilities, net - (4.9)%		(899,872)
Total Net Assets - 100.0%		$18,259,626

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,175,763	$—	$—	$18,175,763
Repurchase Agreement	—	68,940	—	68,940
Securities Lending Collateral	914,795	—	—	914,795
Total	$19,090,558	$68,940	$—	$19,159,498

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 33.2%
M/I Homes, Inc.*	10,040	$245,980
ScanSource, Inc.*	5,529	217,013
Wabash National Corp.	10,470	216,624
Meritage Homes Corp.*	5,700	209,760
MDC Holdings, Inc.	6,900	207,345
Barnes & Noble Education, Inc.*	21,564	206,799
Fred's, Inc. — Class A1	15,210	199,251
Veritiv Corp.*,1	3,759	194,716
Abercrombie & Fitch Co. — Class A	15,593	186,024
Sonic Automotive, Inc. — Class A	8,822	176,881
RH*,1	3,780	174,863
Tuesday Morning Corp.*	45,874	172,028
Essendant, Inc.	10,870	164,681
American Axle & Manufacturing Holdings, Inc.*	8,540	160,381
MarineMax, Inc.*	7,310	158,262
Group 1 Automotive, Inc.	2,093	155,049
Regis Corp.*	13,162	154,259
Fossil Group, Inc.*	8,780	153,211
SkyWest, Inc.	4,427	151,625
Vitamin Shoppe, Inc.*,1	7,172	144,516
Genesco, Inc.*	2,555	141,675
Anixter International, Inc.*	1,730	137,189
Ascena Retail Group, Inc.*	32,077	136,648
Haverty Furniture Companies, Inc.	5,580	135,873
Shoe Carnival, Inc.[1]	5,515	135,504
Cooper-Standard Holdings, Inc.*	1,180	130,897
Perry Ellis International, Inc.*	5,968	128,192
Red Robin Gourmet Burgers, Inc.*	2,120	123,914
Kirkland's, Inc.*	9,768	121,123
Express, Inc.*	13,157	119,860
Lithia Motors, Inc. — Class A	1,392	119,225
Guess?, Inc.	10,581	117,978
G-III Apparel Group Ltd.*	5,260	115,141
Big 5 Sporting Goods Corp.[1]	7,470	112,797
Barnes & Noble, Inc.	11,753	108,715
Asbury Automotive Group, Inc.*	1,660	99,766
Penn National Gaming, Inc.*	5,230	96,389
Core-Mark Holding Company, Inc.	2,734	85,273
EZCORP, Inc. — Class A*	9,245	75,347
Superior Industries International, Inc.	2,919	73,997
Caleres, Inc.	2,789	73,685
Stein Mart, Inc.	23,183	69,781
Finish Line, Inc. — Class A	4,804	68,361
Ruby Tuesday, Inc.*	22,017	61,868
Unifi, Inc.*	2,166	61,493
Movado Group, Inc.	2,332	58,183
Cato Corp. — Class A	2,290	50,288
Crocs, Inc.*	7,040	49,773
Total Consumer, Cyclical		6,458,203
Consumer, Non-cyclical - 19.6%
Kelly Services, Inc. — Class A	12,709	277,818
Seneca Foods Corp. — Class A*	6,987	252,231
Universal Corp.	3,169	224,207
Diplomat Pharmacy, Inc.*	12,940	206,393
Invacare Corp.	16,978	202,038
LSC Communications, Inc.	7,852	197,557
Select Medical Holdings Corp.*	14,790	197,446
PharMerica Corp.*	7,757	181,514
TrueBlue, Inc.*	6,440	176,133
Darling Ingredients, Inc.*	11,080	160,882
Integer Holdings Corp.*	3,840	154,368
Almost Family, Inc.*	2,950	143,370
Andersons, Inc.	3,572	135,379
Sanderson Farms, Inc.	1,288	133,746
Community Health Systems, Inc.*	13,431	119,132
Providence Service Corp.*	2,640	117,322
Heidrick & Struggles International, Inc.	4,440	116,994
RR Donnelley & Sons Co.	8,886	107,609
CDI Corp.*	11,976	102,395
Kindred Healthcare, Inc.	10,748	89,746
Korn/Ferry International	2,350	74,002
Myriad Genetics, Inc.*,1	3,730	71,616
Quorum Health Corp.*	12,390	67,402
LHC Group, Inc.*	1,250	67,375
SUPERVALU, Inc.*	16,550	63,883
American Public Education, Inc.*	2,710	62,059
Adeptus Health, Inc. — Class A*,1	33,930	61,074
Resources Connection, Inc.	2,952	49,446
Total Consumer, Non-cyclical		3,813,137
Industrial - 15.2%
Sanmina Corp.*	5,473	222,203
Greenbrier Companies, Inc.	5,109	220,198
Benchmark Electronics, Inc.*	6,183	196,619
Boise Cascade Co.*	7,278	194,323
Celadon Group, Inc.	28,166	184,487
Roadrunner Transportation Systems, Inc.*	24,252	166,611
Atlas Air Worldwide Holdings, Inc.*	2,992	165,906
ArcBest Corp.	5,802	150,852
Olympic Steel, Inc.	7,607	141,186
Hub Group, Inc. — Class A*	2,936	136,230
Briggs & Stratton Corp.	5,404	121,320
Echo Global Logistics, Inc.*	4,730	100,986
Electro Scientific Industries, Inc.*	13,562	94,527
Plexus Corp.*	1,522	87,972
DXP Enterprises, Inc.*	2,270	85,965
LSB Industries, Inc.*,1	9,075	85,124
TimkenSteel Corp.*	4,299	81,294
AAR Corp.	2,372	79,770
Aegion Corp. — Class A*	3,154	72,258
General Cable Corp.	3,920	70,364
KapStone Paper and Packaging Corp.	3,030	69,993
Encore Wire Corp.	1,420	65,320
Powell Industries, Inc.	1,863	64,162

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 15.2% (continued)
Kaman Corp.	1,013	$48,756
Hornbeck Offshore Services, Inc.*,1	7,291	32,299
Tidewater, Inc.*	23,570	27,106
Total Industrial		2,965,831
Financial - 13.1%
Maiden Holdings Ltd.	14,420	201,880
United Insurance Holdings Corp.	12,060	192,356
Encore Capital Group, Inc.*	5,323	163,947
American Equity Investment Life Holding Co.	6,768	159,928
International. FCStone, Inc.*	4,077	154,762
Banc of California, Inc.	6,965	144,176
Enova International, Inc.*	9,581	142,278
Infinity Property & Casualty Corp.	1,351	129,021
HCI Group, Inc.	2,500	113,950
Stewart Information Services Corp.	2,397	105,899
World Acceptance Corp.*	1,849	95,741
United Fire Group, Inc.	2,080	88,962
Capstead Mortgage Corp.	8,106	85,437
OFG Bancorp[1]	7,167	84,571
Horace Mann Educators Corp.	2,005	82,305
Selective Insurance Group, Inc.	1,680	79,212
HomeStreet, Inc.*	2,756	77,030
Investment Technology Group, Inc.	3,630	73,508
Employers Holdings, Inc.	1,800	68,310
Navigators Group, Inc.	1,232	66,898
Astoria Financial Corp.	3,160	64,812
Opus Bank	3,170	63,876
Chesapeake Lodging Trust	2,310	55,348
Safety Insurance Group, Inc.	670	46,967
Total Financial		2,541,174
Energy - 6.6%
Exterran Corp.*	10,188	320,413
Atwood Oceanics, Inc.*,1	17,778	169,424
Green Plains, Inc.	6,672	165,132
Gulf Island Fabrication, Inc.	12,402	143,243
Bristow Group, Inc.	8,890	135,217
Era Group, Inc.*	9,818	130,187
Matrix Service Co.*	7,650	126,225
Cloud Peak Energy, Inc.*	9,816	44,957
SunCoke Energy, Inc.*	4,675	41,888
Total Energy		1,276,686
Communications - 5.6%
Comtech Telecommunications Corp.	15,810	233,039
Gannett Company, Inc.	23,491	196,855
New Media Investment Group, Inc.	11,910	169,241
QuinStreet, Inc.*	33,440	130,416
Scholastic Corp.	2,249	95,740
Iridium Communications, Inc.*,1	8,987	86,725
FTD Companies, Inc.*	3,720	74,921
Spok Holdings, Inc.	3,865	73,435
Black Box Corp.	4,032	36,086
Total Communications		1,096,458
Basic Materials - 3.2%
AdvanSix, Inc.*	6,110	166,925
Century Aluminum Co.*	11,603	147,242
PH Glatfelter Co.	5,779	125,636
Clearwater Paper Corp.*	1,179	66,024
Materion Corp.	1,876	62,940
Rayonier Advanced Materials, Inc.	4,000	53,800
Total Basic Materials		622,567
Technology - 3.1%
Insight Enterprises, Inc.*	4,671	191,931
Virtusa Corp.*	3,340	100,935
Sykes Enterprises, Inc.*	2,580	75,852
Cohu, Inc.	3,670	67,748
ManTech International Corp. — Class A	1,680	58,178
Digi International, Inc.*	4,840	57,596
CACI International, Inc. — Class A*	455	53,372
Total Technology		605,612
Total Common Stocks
(Cost $17,056,004)		19,379,668

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$162,127	162,127
Total Repurchase Agreement
(Cost $162,127)		162,127

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.9%
First American Government Obligations Fund — Class Z, 0.61%[4]	947,488	947,488
Total Securities Lending Collateral
(Cost $947,488)		947,488
Total Investments - 105.3%
(Cost $18,165,619)		$20,489,283
Other Assets & Liabilities, net - (5.3)%		(1,030,569)
Total Net Assets - 100.0%		$19,458,714

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at March 31, 2017 — See Note 5.
2	Repurchase Agreement — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7 day yield as of March 31, 2017.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,379,668	$—	$—	$19,379,668
Repurchase Agreement	—	162,127	—	162,127
Securities Lending Collateral	947,488	—	—	947,488
Total	$20,327,156	$162,127	$—	$20,489,283

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 60.9%
Guggenheim Strategy Fund I1	31,381	$786,086
Guggenheim Strategy Fund II1	31,442	786,056
Total Mutual Funds
(Cost $1,557,789)		1,572,142

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.6%
Federal Home Loan Bank[2]
0.63% due 04/03/17	$100,000	99,996
Fannie Mae[3]
0.70% due 04/03/17	100,000	99,996
Freddie Mac[3]
0.68% due 04/06/17	100,000	99,991
Total Federal Agency Discount Notes
(Cost $299,983)		299,983

FEDERAL AGENCY NOTES†† - 3.9%
Federal Farm Credit Bank[2]
0.93% due 04/03/17[4]	100,000	100,000
Total Federal Agency Notes
(Cost $100,001)		100,000

REPURCHASE AGREEMENTS††,5 - 18.9%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	212,766	212,766
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	91,661	91,661
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	91,661	91,661
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	91,661	91,661
Total Repurchase Agreements
(Cost $487,749)		487,749
Total Investments - 95.3%
(Cost $2,445,522)		$2,459,874
Other Assets & Liabilities, net - 4.7%		120,055
Total Net Assets - 100.0%		$2,579,929

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,113,735)	41	$(51,408)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International June 2017 U.S. Dollar Index Swap 1.22%[7], Terminating 06/15/17 (Notional Value $1,053,690)	10,498	$(16,912)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2017.
[7]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$299,983	$—	$—	$299,983
Federal Agency Notes	—	—	100,000	—	—	100,000
Mutual Funds	1,572,142	—	—	—	—	1,572,142
Repurchase Agreements	—	—	487,749	—	—	487,749
Total	$1,572,142	$—	$887,732	$—	$—	$2,459,874

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$51,408	$—	$—	$—	$51,408
Currency Index Swap Agreements	—	—	—	16,912	—	16,912
Total	$—	$51,408	$—	$16,912	$—	$68,320

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 23.7%
Microsoft Corp.	10,468	$689,421
Oracle Corp.	8,790	392,122
Adobe Systems, Inc.*	1,926	250,630
salesforce.com, Inc.*	2,787	229,900
Activision Blizzard, Inc.	3,746	186,776
VMware, Inc. — Class A*,1	2,008	185,017
Intuit, Inc.	1,375	159,486
Electronic Arts, Inc.*	1,781	159,435
NetEase, Inc. ADR	541	153,644
Fidelity National Information Services, Inc.	1,921	152,949
Fiserv, Inc.*	1,293	149,096
Paychex, Inc.	2,295	135,176
Autodesk, Inc.*	1,547	133,768
Workday, Inc. — Class A*	1,460	121,589
Red Hat, Inc.*	1,384	119,716
ServiceNow, Inc.*	1,310	114,586
First Data Corp. — Class A*	7,160	110,980
CA, Inc.	3,458	109,688
Citrix Systems, Inc.*	1,313	109,491
Synopsys, Inc.*	1,390	100,261
Akamai Technologies, Inc.*	1,565	93,430
CDK Global, Inc.	1,409	91,599
ANSYS, Inc.*	850	90,840
Cadence Design Systems, Inc.*	2,841	89,207
Splunk, Inc.*	1,410	87,828
Broadridge Financial Solutions, Inc.	1,245	84,598
Jack Henry & Associates, Inc.	869	80,904
SS&C Technologies Holdings, Inc.	2,260	80,004
Take-Two Interactive Software, Inc.*	1,260	74,680
Ultimate Software Group, Inc.*	377	73,594
PTC, Inc.*	1,370	71,994
Tyler Technologies, Inc.*	457	70,634
Nuance Communications, Inc.*	3,934	68,098
Aspen Technology, Inc.*	1,090	64,223
j2 Global, Inc.	715	59,996
Tableau Software, Inc. — Class A*	1,200	59,460
Manhattan Associates, Inc.*	1,115	58,036
Blackbaud, Inc.	750	57,503
Paycom Software, Inc.*	980	56,360
Twilio, Inc. — Class A*,1	1,600	46,192
CommVault Systems, Inc.*	880	44,704
Cornerstone OnDemand, Inc.*	1,140	44,335
Synchronoss Technologies, Inc.*	1,260	30,744
Total Software		5,342,694
Semiconductors - 18.7%
Intel Corp.	11,092	400,087
Broadcom Ltd.	1,297	283,992
QUALCOMM, Inc.	4,821	276,436
Texas Instruments, Inc.	3,349	269,795
NVIDIA Corp.	2,262	246,400
Applied Materials, Inc.	5,020	195,278
Micron Technology, Inc.*	6,239	180,307
NXP Semiconductor N.V.*	1,612	166,842
Analog Devices, Inc.	2,021	165,596
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,835	158,781
Lam Research Corp.	1,084	139,142
Skyworks Solutions, Inc.	1,318	129,138
Marvell Technology Group Ltd.	8,437	128,749
Microchip Technology, Inc.	1,638	120,852
Advanced Micro Devices, Inc.*	8,040	116,982
KLA-Tencor Corp.	1,230	116,936
Xilinx, Inc.	1,956	113,233
Maxim Integrated Products, Inc.	2,405	108,129
Qorvo, Inc.*	1,312	89,951
ON Semiconductor Corp.*	5,016	77,698
IPG Photonics Corp.*	635	76,645
Teradyne, Inc.	2,435	75,729
Microsemi Corp.*	1,414	72,863
Cavium, Inc.*	920	65,927
Cypress Semiconductor Corp.	4,651	63,998
Cirrus Logic, Inc.*	998	60,569
Monolithic Power Systems, Inc.	630	58,023
MKS Instruments, Inc.	840	57,750
MACOM Technology Solutions Holdings, Inc.*	1,110	53,613
Integrated Device Technology, Inc.*	2,241	53,044
Ambarella, Inc.*,1	740	40,485
Synaptics, Inc.*	799	39,558
Total Semiconductors		4,202,528
Computers - 15.9%
Apple, Inc.	5,836	838,399
International Business Machines Corp.	2,202	383,457
Hewlett Packard Enterprise Co.	8,198	194,293
Cognizant Technology Solutions Corp. — Class A*	3,063	182,310
HP, Inc.	9,345	167,089
Western Digital Corp.	1,845	152,268
Accenture plc — Class A	1,242	148,891
Check Point Software Technologies Ltd.*	1,434	147,214
Infosys Ltd. ADR	8,673	137,033
Seagate Technology plc	2,385	109,543
NetApp, Inc.	2,429	101,654
Computer Sciences Corp.[1]	1,380	95,234
Amdocs Ltd.	1,470	89,655
Leidos Holdings, Inc.	1,620	82,847
Fortinet, Inc.*	2,065	79,193
NCR Corp.*	1,562	71,353
Brocade Communications Systems, Inc.	5,478	68,365
CSRA, Inc.	2,260	66,195
MAXIMUS, Inc.	982	61,080
Teradata Corp.*	1,952	60,746
Conduent, Inc.*	3,462	58,092
NetScout Systems, Inc.*	1,489	56,508
Lumentum Holdings, Inc.*	1,034	55,164
Diebold Nixdorf, Inc.	1,530	46,971
Electronics for Imaging, Inc.*	960	46,877
VeriFone Systems, Inc.*	2,313	43,322

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Computers - 15.9% (continued)
3D Systems Corp.*,1	2,630	$39,345
Total Computers		3,583,098
Internet - 15.5%
Alphabet, Inc. — Class A*	838	710,457
Facebook, Inc. — Class A*	4,340	616,497
Alibaba Group Holding Ltd. ADR*	2,050	221,051
Yahoo!, Inc.*	4,319	200,445
Baidu, Inc. ADR*	1,118	192,877
eBay, Inc.*	5,522	185,374
MercadoLibre, Inc.	626	132,379
Symantec Corp.	4,289	131,586
SINA Corp.*	1,789	129,023
Twitter, Inc.*	6,582	98,401
Palo Alto Networks, Inc.*	840	94,651
VeriSign, Inc.*	1,035	90,159
F5 Networks, Inc.*	624	88,964
CDW Corp.	1,540	88,873
IAC/InterActiveCorp*	980	72,246
Zillow Group, Inc. — Class C*,1	2,130	71,717
Proofpoint, Inc.*	690	51,308
Pandora Media, Inc.*,1	4,314	50,948
GrubHub, Inc.*,1	1,510	49,664
FireEye, Inc.*,1	3,854	48,599
Yelp, Inc. — Class A*	1,458	47,749
WebMD Health Corp. — Class A*	826	43,514
Stamps.com, Inc.*,1	333	39,411
Imperva, Inc.*	850	34,893
Total Internet		3,490,786
Commercial Services - 6.4%
PayPal Holdings, Inc.*	5,103	219,531
Automatic Data Processing, Inc.	1,993	204,064
FleetCor Technologies, Inc.*	710	107,515
Vantiv, Inc. — Class A*	1,670	107,080
Global Payments, Inc.	1,313	105,933
Western Union Co.	4,660	94,831
Total System Services, Inc.	1,762	94,197
Gartner, Inc.*	819	88,444
CoStar Group, Inc.*	370	76,671
Square, Inc. — Class A*	4,390	75,859
Sabre Corp.	3,426	72,597
Booz Allen Hamilton Holding Corp.	1,920	67,949
Euronet Worldwide, Inc.*	750	64,140
WEX, Inc.*	600	62,100
Total Commercial Services		1,440,911
Telecommunications - 6.2%
Cisco Systems, Inc.	11,579	391,369
Motorola Solutions, Inc.	1,328	114,500
Juniper Networks, Inc.	3,485	96,988
Arista Networks, Inc.*	710	93,912
CommScope Holding Company, Inc.*	2,117	88,300
ARRIS International plc*	2,597	68,691
LogMeIn, Inc.	701	68,348
Ubiquiti Networks, Inc.*,1	1,194	60,010
ViaSat, Inc.*	890	56,800
Ciena Corp.*	2,347	55,412
Finisar Corp.*	1,943	53,122
InterDigital, Inc.	602	51,953
Acacia Communications, Inc.*,1	820	48,068
Viavi Solutions, Inc.*	4,480	48,026
Oclaro, Inc.*	3,975	39,035
NETGEAR, Inc.*	740	36,667
Gigamon, Inc.*	960	34,128
Total Telecommunications		1,405,329
Electronics - 5.2%
Corning, Inc.	5,572	150,443
Amphenol Corp. — Class A	1,990	141,628
TE Connectivity Ltd.	1,730	128,972
Flex Ltd.*	5,399	90,703
Trimble, Inc.*	2,696	86,299
Arrow Electronics, Inc.*	1,040	76,347
Avnet, Inc.	1,590	72,758
Coherent, Inc.*	340	69,918
Jabil Circuit, Inc.	2,372	68,598
FLIR Systems, Inc.	1,850	67,118
Tech Data Corp.*	600	56,340
Sanmina Corp.*	1,300	52,780
Itron, Inc.*	740	44,918
TTM Technologies, Inc.*	2,380	38,389
Fitbit, Inc. — Class A*,1	5,640	33,389
Total Electronics		1,178,600
Diversified Financial Services - 4.3%
Visa, Inc. — Class A	4,783	425,065
Mastercard, Inc. — Class A	2,906	326,838
Alliance Data Systems Corp.	453	112,797
Ellie Mae, Inc.*	560	56,151
Blackhawk Network Holdings, Inc.*	1,170	47,502
Total Diversified Financial Services		968,353
Electrical Components & Equipment - 0.7%
Universal Display Corp.	710	61,131
Littelfuse, Inc.	360	57,568
Advanced Energy Industries, Inc.*	720	49,363
Total Electrical Components & Equipment		168,062
Machinery-Diversified - 0.7%
Cognex Corp.	990	83,111
Zebra Technologies Corp. — Class A*	725	66,156
Total Machinery-Diversified		149,267
Auto Parts & Equipment - 0.6%
Mobileye N.V.*	2,230	136,922
Aerospace & Defense - 0.5%
Harris Corp.	1,013	112,717
Office & Business Equipment - 0.4%
Xerox Corp.	11,122	81,635
Building Materials - 0.2%
Cree, Inc.*	1,810	48,381
Media - 0.2%
TiVo Corp.	2,479	46,481
Energy-Alternate Sources - 0.2%
First Solar, Inc.*,1	1,677	45,447
Total Common Stocks
(Cost $15,882,284)		22,401,211

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 1.0%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$217,233	$217,233
Total Repurchase Agreement
(Cost $217,233)		217,233

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
First American Government Obligations Fund - Class Z, 0.61%	585,179	585,179
Total Securities Lending Collateral
(Cost $585,179)		585,179
Total Investments - 103.0%
(Cost $16,684,696)		$23,203,623
Other Assets & Liabilities, net - (3.0)%		(670,262)
Total Net Assets - 100.0%		$22,533,361
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR  — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,401,211	$—	$—	$22,401,211
Repurchase Agreement	—	217,233	—	217,233
Securities Lending Collateral	585,179	—	—	585,179
Total	$22,986,390	$217,233	$—	$23,203,623

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 75.4%
AT&T, Inc.	9,601	$398,922
Verizon Communications, Inc.	7,192	350,610
Cisco Systems, Inc.	9,629	325,461
T-Mobile US, Inc.*	2,911	188,022
Sprint Corp.*	17,177	149,096
Level 3 Communications, Inc.*	2,011	115,069
Motorola Solutions, Inc.	1,108	95,531
CenturyLink, Inc.[1]	3,882	91,499
Vodafone Group plc ADR	3,066	81,034
Juniper Networks, Inc.	2,902	80,763
Arista Networks, Inc.*	597	78,965
CommScope Holding Company, Inc.*	1,757	73,284
Zayo Group Holdings, Inc.*	2,167	71,294
EchoStar Corp. — Class A*	1,041	59,285
America Movil SAB de CV — Class L ADR	4,056	57,474
ARRIS International plc*	2,158	57,079
Ubiquiti Networks, Inc.*	992	49,858
China Mobile Ltd. ADR	888	49,044
ViaSat, Inc.*	747	47,674
Ciena Corp.*	1,955	46,157
Finisar Corp.*	1,614	44,127
InterDigital, Inc.	502	43,323
Telephone & Data Systems, Inc.	1,627	43,132
Viavi Solutions, Inc.*	3,726	39,942
Acacia Communications, Inc.*,1	679	39,803
Oclaro, Inc.*	3,307	32,475
Ixia*	1,642	32,265
NETGEAR, Inc.*	616	30,523
Shenandoah Telecommunications Co.	1,038	29,116
Vonage Holdings Corp.*	4,563	28,838
Infinera Corp.*	2,766	28,296
Consolidated Communications Holdings, Inc.[1]	1,156	27,074
ADTRAN, Inc.	1,201	24,921
Iridium Communications, Inc.*,1	2,534	24,453
Windstream Holdings, Inc.[1]	4,268	23,261
Total Telecommunications		2,957,670
REITs - 6.3%
Crown Castle International Corp.	1,597	150,837
SBA Communications Corp.*	814	97,981
Total REITs		248,818
Semiconductors - 5.8%
QUALCOMM, Inc.	4,011	229,991
Internet - 5.6%
Palo Alto Networks, Inc.*	706	79,552
F5 Networks, Inc.*	525	74,849
Cogent Communications Holdings, Inc.	829	35,688
8x8, Inc.*	1,932	29,463
Total Internet		219,552
Computers - 3.9%
Brocade Communications Systems, Inc.	4,557	56,871
NetScout Systems, Inc.*	1,235	46,868
Lumentum Holdings, Inc.*	859	45,828
Total Computers		149,567
Aerospace & Defense - 2.4%
Harris Corp.	841	93,578
Total Common Stocks
(Cost $2,931,021)		3,899,176

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$29,737	29,737
Total Repurchase Agreement
(Cost $29,737)		29,737

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.9%
First American Government Obligations Fund — Class Z, 0.61%	154,531	154,531
Total Securities Lending Collateral
(Cost $154,531)		154,531
Total Investments - 104.1%
(Cost $3,115,289)		$4,083,444
Other Assets & Liabilities, net - (4.1)%		(162,459)
Total Net Assets - 100.0%		$3,920,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,899,176	$—	$—	$3,899,176
Repurchase Agreement	—	29,737	—	29,737
Securities Lending Collateral	154,531	—	—	154,531
Total	$4,053,707	$29,737	$—	$4,083,444

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 41.6%
United Parcel Service, Inc. — Class B	3,967	$425,659
Union Pacific Corp.	3,888	411,816
FedEx Corp.	1,645	321,022
CSX Corp.	6,190	288,145
Norfolk Southern Corp.	2,236	250,365
CH Robinson Worldwide, Inc.	1,883	145,537
Expeditors International of Washington, Inc.	2,515	142,072
J.B. Hunt Transport Services, Inc.	1,525	139,904
Canadian Pacific Railway Ltd.	934	137,223
Kansas City Southern	1,572	134,815
Old Dominion Freight Line, Inc.	1,357	116,118
Canadian National Railway Co.	1,504	111,191
XPO Logistics, Inc.*	2,090	100,090
ZTO Express Cayman, Inc. ADR*	7,000	91,630
Genesee & Wyoming, Inc. — Class A*	1,327	90,050
Ryder System, Inc.	1,177	88,793
Kirby Corp.*	1,228	86,635
Landstar System, Inc.	982	84,108
Swift Transportation Co. — Class A*	3,518	72,260
Knight Transportation, Inc.	2,175	68,186
Werner Enterprises, Inc.	2,260	59,212
Heartland Express, Inc.	2,812	56,381
Hub Group, Inc. — Class A*	1,184	54,938
Atlas Air Worldwide Holdings, Inc.*	968	53,676
Forward Air Corp.	1,110	52,803
Saia, Inc.*	1,050	46,515
ArcBest Corp.	1,360	35,360
YRC Worldwide, Inc.*	2,330	25,653
Total Transportation		3,690,157
Airlines - 18.8%
Southwest Airlines Co.	4,724	253,962
Delta Air Lines, Inc.	5,480	251,861
United Continental Holdings, Inc.*	3,047	215,240
American Airlines Group, Inc.	4,834	204,478
Alaska Air Group, Inc.	1,615	148,935
JetBlue Airways Corp.*	5,748	118,466
Copa Holdings S.A. — Class A	860	96,535
Ryanair Holdings plc ADR*	1,104	91,610
Spirit Airlines, Inc.*	1,620	85,973
Allegiant Travel Co. — Class A	459	73,555
Hawaiian Holdings, Inc.*	1,492	69,303
SkyWest, Inc.	1,650	56,513
Total Airlines		1,666,431
Auto Parts & Equipment - 15.6%
Delphi Automotive plc	1,761	141,744
Lear Corp.	973	137,757
Goodyear Tire & Rubber Co.	3,665	131,940
BorgWarner, Inc.	3,095	129,340
Magna International, Inc.	2,380	102,720
Autoliv, Inc.	1,000	102,260
Adient plc	1,388	100,866
Tenneco, Inc.	1,260	78,649
Visteon Corp.*	802	78,556
Dorman Products, Inc.*	930	76,381
Dana, Inc.	3,762	72,644
Cooper Tire & Rubber Co.	1,560	69,186
Cooper-Standard Holdings, Inc.*	550	61,012
Gentherm, Inc.*	1,364	53,537
American Axle & Manufacturing Holdings, Inc.*	2,672	50,180
Total Auto Parts & Equipment		1,386,772
Auto Manufacturers - 14.5%
General Motors Co.	8,890	314,350
Tesla, Inc.*,1	1,087	302,512
Ford Motor Co.	24,689	287,380
Fiat Chrysler Automobiles N.V.*	10,517	114,951
Ferrari N.V.	1,291	95,999
Tata Motors Ltd. ADR	2,630	93,760
Toyota Motor Corp. ADR	794	86,244
Total Auto Manufacturers		1,295,196
Commercial Services - 3.9%
AMERCO	320	121,981
Macquarie Infrastructure Corp.	1,430	115,229
Avis Budget Group, Inc.*	2,207	65,283
Hertz Global Holdings, Inc.*,1	2,602	45,639
Total Commercial Services		348,132
Leisure Time - 2.4%
Harley-Davidson, Inc.	2,355	142,478
LCI Industries	699	69,760
Total Leisure Time		212,238
Home Builders - 1.6%
Thor Industries, Inc.	1,021	98,149
Winnebago Industries, Inc.	1,460	42,705
Total Home Builders		140,854
Electronics - 1.2%
Gentex Corp.	5,048	107,674
Total Common Stocks
(Cost $4,897,440)		8,847,454

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$69,734	69,734
Total Repurchase Agreement
(Cost $69,734)		69,734

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.4%
First American Government Obligations Fund — Class Z, 0.61%	211,937	$211,937
Total Securities Lending Collateral
(Cost $211,937)		211,937
Total Investments - 102.8%
(Cost $5,179,111)		$9,129,125
Other Assets & Liabilities, net - (2.8)%		(250,062)
Total Net Assets - 100.0%		$8,879,063

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR  — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,847,454	$—	$—	$8,847,454
Repurchase Agreement	—	69,734	—	69,734
Securities Lending Collateral	211,937	—	—	211,937
Total	$9,059,391	$69,734	$—	$9,129,125

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 38.7%
Federal Home Loan Bank[1]
0.91% due 09/20/17	$5,000,000	$4,978,094
0.69% due 04/28/17	4,000,000	3,997,906
0.75% due 04/21/17	3,800,000	3,798,417
0.79% due 06/07/17	3,000,000	2,995,567
0.75% due 04/05/17	2,900,000	2,899,758
0.75% due 04/07/17	2,235,000	2,234,721
0.75% due 04/11/17	1,300,000	1,299,729
0.70% due 04/05/17	900,000	899,930
0.66% due 04/05/17	600,000	599,950
0.72% due 04/04/17	200,000	199,988
Total Federal Home Loan Bank		23,904,060
Fannie Mae[2]
0.52% due 04/03/17	5,000,000	4,999,805
Farmer Mac[1]
0.86% due 10/03/17	500,000	497,790
Federal Farm Credit Bank[1]
0.82% due 06/15/17	71,000	70,879
0.75% due 06/29/17	55,000	54,898
Total Federal Farm Credit Bank		125,777
Total Federal Agency Discount Notes
(Cost $29,527,432)		29,527,432

FEDERAL AGENCY NOTES†† - 38.3%
Federal Farm Credit Bank[1]
1.00% due 04/10/17[3]	10,000,000	9,999,999
1.03% due 12/18/17[3]	1,500,000	1,501,185
1.15% due 06/14/17[3]	1,100,000	1,100,287
1.01% due 11/13/17[3]	1,000,000	999,690
1.07% due 09/18/17[3]	685,000	685,415
0.80% due 06/16/17	400,000	400,148
0.99% due 04/17/17[3]	335,000	334,982
1.03% due 03/02/18[3]	155,000	155,400
Total Federal Farm Credit Bank		15,177,106
Farmer Mac[1]
0.91% due 05/11/17[3]	8,000,000	8,001,525
Fannie Mae[2]
0.84% due 10/05/17[3]	2,380,000	2,381,110
5.38% due 06/12/17	1,706,000	1,722,247
0.86% due 09/08/17[3]	700,000	700,496
Total Fannie Mae		4,803,853
Federal Home Loan Bank[1]
5.25% due 06/05/17	565,000	569,681
0.90% due 12/07/17[3]	330,000	330,480
3.38% due 06/09/17	175,000	175,915
5.00% due 06/09/17	100,000	100,830
1.00% due 08/09/17[3]	70,000	70,089
Total Federal Home Loan Bank		1,246,995
Freddie Mac[2]
1.00% due 06/29/17	23,000	23,022
Total Federal Agency Notes
(Cost $29,252,501)		29,252,501

U.S. TREASURY BILLS†† - 19.6%
U.S. Treasury Bill
0.71% due 04/27/17[4,5]	5,000,000	4,997,436
0.64% due 06/15/17[4,5]	5,000,000	4,993,276
0.88% due 09/21/17[4,5]	5,000,000	4,978,640
Total U.S. Treasury Bill		14,969,352
Total U.S. Treasury Bills
(Cost $14,969,352)		14,969,352

REPURCHASE AGREEMENTS††,6 - 3.1%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	591,229	591,229
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	591,229	591,229
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	591,229	591,229
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	591,228	591,228
Total Repurchase Agreements
(Cost $2,364,915)		2,364,915
Total Investments - 99.7%
(Cost $76,114,200)		$76,114,200
Other Assets & Liabilities, net - 0.3%		252,142
Total Net Assets - 100.0%		$76,366,342

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$29,527,432	$—	$29,527,432
Federal Agency Notes	—	29,252,501	—	29,252,501
Repurchase Agreements	—	2,364,915	—	2,364,915
U.S. Treasury Bills	—	14,969,352	—	14,969,352
Total	$—	$76,114,200	$—	$76,114,200

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Electric - 77.1%
NextEra Energy, Inc.	5,938	$762,260
Duke Energy Corp.	9,114	747,438
Dominion Resources, Inc.	8,938	693,320
Southern Co.	13,779	685,918
PG&E Corp.	8,668	575,208
American Electric Power Company, Inc.	8,514	571,545
Exelon Corp.	15,813	568,952
Edison International	6,326	503,613
PPL Corp.	13,381	500,316
Consolidated Edison, Inc.	6,266	486,618
Xcel Energy, Inc.	10,645	473,170
Public Service Enterprise Group, Inc.	10,563	468,469
WEC Energy Group, Inc.	7,174	434,960
DTE Energy Co.	4,199	428,760
Eversource Energy	7,261	426,802
FirstEnergy Corp.	11,787	375,062
Entergy Corp.	4,810	365,368
Avangrid, Inc.	8,470	362,008
Ameren Corp.	6,586	359,530
CMS Energy Corp.	7,848	351,120
Pinnacle West Capital Corp.	3,630	302,669
Alliant Energy Corp.	7,528	298,184
SCANA Corp.	4,546	297,081
Westar Energy, Inc.	5,006	271,676
AES Corp.	23,728	265,279
OGE Energy Corp.	7,283	254,759
Great Plains Energy, Inc.	8,557	250,036
NRG Energy, Inc.	12,885	240,949
MDU Resources Group, Inc.	8,372	229,142
IDACORP, Inc.	2,455	203,667
Portland General Electric Co.	4,399	195,404
Calpine Corp.*	17,513	193,519
Hawaiian Electric Industries, Inc.	5,664	188,668
Black Hills Corp.	2,785	185,119
ALLETE, Inc.	2,699	182,749
PNM Resources, Inc.	4,625	171,125
NorthWestern Corp.	2,863	168,058
Avista Corp.	4,018	156,903
MGE Energy, Inc.	2,320	150,800
El Paso Electric Co.	2,858	144,329
Dynegy, Inc.*	12,792	100,545
Total Electric		14,591,098
Gas - 17.3%
Sempra Energy	4,710	520,455
CenterPoint Energy, Inc.	12,376	341,206
UGI Corp.	5,907	291,806
Atmos Energy Corp.	3,581	282,863
NiSource, Inc.	11,638	276,868
Vectren Corp.	3,769	220,901
National Fuel Gas Co.	3,687	219,819
WGL Holdings, Inc.	2,445	201,786
Southwest Gas Holdings, Inc.	2,375	196,911
ONE Gas, Inc.	2,765	186,914
New Jersey Resources Corp.	4,627	183,229
Spire, Inc.	2,576	173,880
South Jersey Industries, Inc.	4,790	170,764
Total Gas		3,267,402
Water - 3.9%
American Water Works Co., Inc.	4,813	374,307
Aqua America, Inc.	7,466	240,032
California Water Service Group	3,689	132,251
Total Water		746,590
Energy-Alternate Sources - 1.4%
Pattern Energy Group, Inc.	6,419	129,214
TerraForm Power, Inc. — Class A*	10,335	127,844
Total Energy-Alternate Sources		257,058
Pipelines - 0.0%**
Kinder Morgan, Inc.	1	22
Total Common Stocks
(Cost $12,915,908)		18,862,170

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	$94,030	94,030
Total Repurchase Agreement
(Cost $94,030)		94,030
Total Investments - 100.2%
(Cost $13,009,938)		$18,956,200
Other Assets & Liabilities, net - (0.2)%		(28,969)
Total Net Assets - 100.0%		$18,927,231

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
[1]	Repurchase Agreement —See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,862,170	$—	$—	$18,862,170
Repurchase Agreement	—	94,030	—	94,030
Total	$18,862,170	$94,030	$—	$18,956,200

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 59.3%
Guggenheim Strategy Fund II1	8,819	$220,464
Guggenheim Strategy Fund I1	8,706	218,076
Total Mutual Funds
(Cost $434,108)		438,540

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 5.4%
Fannie Mae[2]
0.70% due 04/03/17	$40,000	39,998
Total Federal Agency Discount Notes
(Cost $39,998)		39,998

FEDERAL AGENCY NOTES†† - 4.1%
Federal Farm Credit Bank[3]
0.93% due 04/03/17[4]	30,000	30,000
Total Federal Agency Notes
(Cost $30,000)		30,000

REPURCHASE AGREEMENTS††,5 - 25.5%
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17[6]	117,015	117,015
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	23,687	23,687
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	23,687	23,687
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	23,687	23,687
Total Repurchase Agreements
(Cost $188,076)		188,076
Total Investments - 94.3%
(Cost $692,182)		$696,614
Other Assets & Liabilities, net - 5.7%		41,749
Total Net Assets - 100.0%		$738,363

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,304,355)	13	$8,329

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International June 2017 U.S. Dollar Index Swap 1.22%[7], Terminating 06/15/17 (Notional Value $158,602)	1,580	$2,522

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2017.
[7]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$8,329	$—	$—	$—	$8,329
Currency Index Swap Agreements	—	—	—	2,522	—	2,522
Federal Agency Discount Notes	—	—	39,998	—	—	39,998
Federal Agency Notes	—	—	30,000	—	—	30,000
Mutual Funds	$438,540	$—	$—	$—	$—	$438,540
Repurchase Agreements	—	—	188,076	—	—	188,076
Total	$438,540	$8,329	$258,074	$2,522	$—	$707,465

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Strategy Fund, Consumer Products Fund, Dow 2x Strategy Fund, Electronics Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Financial Services Fund, Global Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund, Guggenheim Long Short Equity Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Dow 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the “Funds”), each a non-diversified investment company, with the exception of U.S. Government Money Market Fund which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2017:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options

	Multi-Hedge Strategies Fund
	Number of contracts	Premium amount
Balance at December 31, 2016	49	$200
Options Written	75	562
Options terminated in closing purchase transactions	–	–
Options expired	(89)	(430)
Options exercised	–	–
Balance at March 31, 2017	35	$332

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$3,135,313	$–
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,797,480	–
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	5,121,868	–
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	51,225,703	20,913,573
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	19,190,250	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	7,648,025	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	407,755
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	–	1,471,508
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	191,151
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	142,278
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	192,441
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	10,011,941	–
Long Short Equity Fund	Index exposure, Leverage, Liquidity	–	189,775
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,459,905	–
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	21,205,571	11,893,049
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,485,356	–
NASDAQ-100® Fund	Index exposure, Liquidity	9,287,733	–
Nova Fund	Index exposure, Leverage, Liquidity	5,188,413	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,964,640	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	356,528	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,067,822	–
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,385,729	–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,541,501

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index Exposure, Leverage, Liquidity	$21,254,740	$–
High Yield Strategy Fund	Duration, Index Exposure, Liquidity	103,989	–
Inverse Dow 2x Strategy Fund	Index Exposure, Leverage, Liquidity	–	9,037,372
Inverse Mid-Cap Strategy Fund	Index Exposure, Liquidity	–	393,101
Inverse NASDAQ-100® Strategy Fund	Index Exposure, Liquidity	–	1,991,285
Inverse Russell 2000® Strategy Fund	Index Exposure, Liquidity	–	4,281,558
Inverse S&P 500® Strategy Fund	Index Exposure, Liquidity	–	6,905,760
Mid-Cap 1.5x Strategy Fund	Index Exposure, Leverage, Liquidity	13,394,534	–
Multi-Hedge Strategies Fund	Hedge, Index Exposure, Leverage, Liquidity, Speculation	6,128,210	2,524,636
NASDAQ-100® 2x Strategy Fund	Index Exposure, Leverage, Liquidity	57,535,279	–
NASDAQ-100® Fund	Index Exposure, Liquidity	18,900,039	–
Nova Fund	Index Exposure, Leverage, Liquidity	35,437,733	–
Russell 2000® 1.5x Strategy Fund	Index Exposure, Leverage, Liquidity	11,285,046	–
Russell 2000® 2x Strategy Fund	Index Exposure, Leverage, Liquidity	6,741,031	–
S&P 500® 2x Strategy Fund	Index Exposure, Leverage, Liquidity	46,827,098	–

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds' use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,008,254	$–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	229,623

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$–	$8,655,797

The table included in the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of March 31, 2017.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Securities LLC			U.S. Treasury Bill
0.71%			0.00%
Due 04/03/17	$21,480,032	$21,481,303	01/04/18	$22,067,500	$21,909,717

HSBC Securities, Inc.			U.S. Treasury Strips
0.68%			0.00%
Due 04/03/17	18,708,572	18,709,633	05/15/43	43,008,800	19,082,687
			Freddie Mac
			1.00%
			07/28/17	100	100
			Total HSBC Securities, Inc.	43,008,900	19,082,787

RBC Capital Markets LLC			U.S. Treasury Note
0.72%			3.63%
Due 04/03/17	10,918,875	10,919,530	02/15/21	10,329,000	11,137,308

UMB Financial Corp.			Federal Farm Credit Bank
0.68%			0.78% - 0.85%
Due 04/03/17	10,918,875	10,919,494	04/05/17 - 05/17/17	11,104,000	11,138,136

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Banking Fund	$62,376	$(62,376)	$–	$64,503	$–	$64,503
Basic Materials Fund	503,026	(503,026)	–	518,788	–	518,788
Biotechnology Fund	2,013,862	(2,013,862)	–	2,066,542	–	2,066,542
Consumer Products Fund	511,628	(511,628)	–	523,644	–	523,644
Electronics Fund	208,821	(208,821)	–	215,726	–	215,726
Energy Fund	539,843	(539,843)	–	546,327	–	546,327
Energy Services Fund	895,182	(895,182)	–	906,972	–	906,972
Europe 1.25x Strategy Fund	76,270	(76,270)	–	77,929	–	77,929
Financial Services Fund	67,087	(67,087)	–	68,702	–	68,702
Health Care Fund	792,167	(792,167)	–	810,836	–	810,836
Internet Fund	316,691	(316,691)	–	324,155	–	324,155
Leisure Fund	254,491	(254,491)	–	258,889	–	258,889
Long Short Equity Fund	745,344	(745,344)	–	762,187	–	762,187
Mid-Cap 1.5x Strategy Fund	63,882	(63,882)	–	65,621	–	65,621
Multi-Hedge Strategies Fund	131,950	(131,950)	–	134,723	–	134,723
NASDAQ-100® 2x Strategy Fund	255,521	(255,521)	–	262,602	–	262,602
NASDAQ-100® Fund	528,501	(528,501)	–	545,200	–	545,200
Nova Fund	33,535	(33,535)	–	34,241	–	34,241
Precious Metals Fund	1,880,613	(1,880,613)	–	1,967,885	–	1,967,885
Real Estate Fund	44,654	(44,654)	–	45,502	–	45,502
Retailing Fund	171,099	(171,099)	–	175,869	–	175,869
Russell 2000® 1.5x Strategy Fund	57,251	(57,251)	–	58,747	–	58,747
Russell 2000® 2x Strategy Fund	15,533	(15,533)	–	15,940	–	15,940
S&P 500® 2x Strategy Fund	35,794	(35,794)	–	36,543	–	36,543
S&P 500® Pure Growth Fund	500,836	(500,836)	–	509,971	–	509,971
S&P 500® Pure Value Fund	665,233	(665,233)	–	677,910	–	677,910
S&P MidCap 400® Pure Growth Fund	362,787	(362,787)	–	366,757	–	366,757
S&P MidCap 400® Pure Value Fund	925,842	(925,842)	–	966,115	–	966,115
S&P SmallCap 600® Pure Growth Fund	891,178	(891,178)	–	914,795	–	914,795
S&P SmallCap 600® Pure Value Fund	926,312	(926,312)	–	947,488	–	947,488
Technology Fund	571,462	(571,462)	–	585,179	–	585,179
Telecommunications Fund	152,496	(152,496)	–	154,531	–	154,531
Transportation Fund	207,803	(207,803)	–	211,937	–	211,937

(a) Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$10,792,810	$1,527,721	$(47,814)	$1,479,907
Basic Materials Fund	12,912,651	2,671,615	(136,193)	2,535,422
Biotechnology Fund	17,168,837	9,559,817	(291,577)	9,268,240
Commodities Strategy Fund	6,234,898	-	(3,395,975)	(3,395,975)
Consumer Products Fund	15,641,576	5,813,455	(86,008)	5,727,447
Dow 2x Strategy Fund	15,621,743	605,752	(48,648)	557,104
Electronics Fund	8,025,741	2,443,747	(48,840)	2,394,907
Energy Fund	20,053,452	1,996,930	(60,863)	1,936,067
Energy Services Fund	14,352,143	-	(1,256,197)	(1,256,197)
Europe 1.25x Strategy Fund	3,305,614	-	(55,985)	(55,985)
Financial Services Fund	12,784,185	2,496,696	(64,684)	2,432,012
Global Managed Futures Strategy Fund	15,685,019	-	(683,842)	(683,842)
Government Long Bond 1.2x Strategy Fund	14,061,096	70,586	(3)	70,583
Health Care Fund	16,653,122	7,584,346	(315,848)	7,268,498
High Yield Strategy Fund	8,308,916	58,885	-	58,885
Internet Fund	5,982,645	2,316,498	(39,142)	2,277,356
Inverse Dow 2x Strategy Fund	1,363,989	3,768	(130)	3,638
Inverse Government Long Bond Strategy Fund	10,826,922	-	(50,867)	(50,867)
Inverse Mid-Cap Strategy Fund	320,678	1,379	-	1,379
Inverse NASDAQ-100® Fund	1,418,484	7,410	-	7,410
Inverse Russell 2000® Strategy Fund	6,928,718	5,794	(2)	5,792
Inverse S&P 500® Strategy Fund	4,250,927	18,242	(120)	18,122
Japan 2x Strategy Fund	2,305,062	10,092	(1)	10,091
Leisure Fund	5,852,682	1,632,128	(42,403)	1,589,725
Long Short Equity Fund	31,699,463	2,375,774	(676,151)	1,699,623
Mid-Cap 1.5x Strategy Fund	7,378,076	195,276	(60,992)	134,284
Multi-Hedge Strategies Fund	40,664,355	2,957,454	(756,879)	2,200,575
NASDAQ-100® 2x Strategy Fund	47,408,596	3,519,811	(125,028)	3,394,783
NASDAQ-100® Fund	58,672,792	14,952,748	(179,467)	14,773,281
Nova Fund	25,744,352	1,345,122	(30,799)	1,314,323
Precious Metals Fund	27,681,636	1,751	(188,677)	(186,926)
Real Estate Fund	8,592,101	2,353,203	(18,569)	2,334,634
Retailing Fund	4,608,184	-	(535,305)	(535,305)
Russell 2000® 1.5x Strategy Fund	6,593,753	256,627	(34,000)	222,627
Russell 2000® 2x Strategy Fund	2,115,774	55,464	(9,190)	46,274
S&P 500® 2x Strategy Fund	34,556,101	159,275	(178,029)	(18,754)
S&P 500® Pure Growth Fund	36,629,262	7,460,970	(372,597)	7,088,373
S&P 500® Pure Value Fund	42,856,999	4,907,402	(946,346)	3,961,056
S&P MidCap 400® Pure Growth Fund	20,877,000	1,897,008	(397,362)	1,499,646
S&P MidCap 400® Pure Value Fund	18,168,629	2,568,077	(543,457)	2,024,620
S&P SmallCap 600® Pure Growth Fund	17,060,022	2,640,489	(541,013)	2,099,476
S&P SmallCap 600® Pure Value Fund	20,684,371	1,740,487	(1,935,575)	(195,088)
Strengthening Dollar 2x Strategy Fund	2,449,040	10,835	(1)	10,834
Technology Fund	18,387,291	4,967,486	(151,154)	4,816,332
Telecommunications Fund	3,492,651	604,608	(13,815)	590,793
Transportation Fund	5,876,697	3,280,719	(28,291)	3,252,428
U.S. Government Money Market Fund	76,114,200	30	(30)	-
Utilities Fund	14,770,176	4,229,043	(43,019)	4,186,024
Weakening Dollar 2x Strategy Fund	692,182	4,432	-	4,432

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 26, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	May 26, 2017

*	Print the name and title of each signing officer under his or her signature.